UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

THE HUNTINGTON FUNDS

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Martin Dean

The Huntington National Bank

37 West Broad Street, 6th Floor

Columbus, OH 43215

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

A Message from the

Chief Investment Officer and

Semi-Annual Shareholder Report

JUNE 30, 2013

CLASS A SHARES

TRUST SHARES

Notice of Privacy Policy and Practices

The Huntington Funds recognize and respect the privacy concerns and expectations of our customers1. We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

The Huntington Funds collect and use your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

•	Account applications and other forms—which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account history—including information about the transactions and balances in a customer’s account(s); and

•	Correspondence—written, telephonic or through the Huntington Funds website—between a customer and the Huntington Funds or service providers to the Huntington Funds.

We may disclose all of the information described above to affiliated parties and to certain third parties who are not affiliated with the Huntington Funds under one or more of these circumstances:

•	As authorized—if you request or authorize the disclosure of the information.

•

As permitted by law—for example, sharing information with companies who maintain or service customer accounts for the Huntington Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•	Under marketing agreements—we may also share information with companies that perform marketing services on our behalf.

We maintain, and require all the Huntington Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Funds’ transfer agent, in accordance with its policies and procedures, to appropriately dispose of our customers’ nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information. When information about the Huntington Funds’ customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Huntington Funds.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

[1]

For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the Huntington Funds, but do not invest in the Huntington Funds’ shares.

What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

LIMITING USE OF YOUR INFORMATION FOR MARKETING WITHIN OUR FAMILY OF COMPANIES

•

Huntington Funds is providing this notice. Federal law gives you the right to limit some but not all marketing from our affiliates. Federal law also requires us to give you this notice to tell you about your choice to limit marketing from our affiliates.

•

You may limit our affiliates in the Huntington group of companies, including, but not limited to, Huntington Asset Advisors, Inc., Huntington Investment Company, Huntington Asset Services and Unified Financial Securities, from marketing their products or services to you based on your personal information that we collect and share with them. This information includes your income and your account history with us.

•	Your choice to limit marketing offers from our affiliates will apply until you tell us to change your choice.

•	If you have already made a choice to limit marketing offers from our affiliates, you do not need to act again.

•

For joint consumer accounts, any one of the joint account holders has the right to exercise the option described above. If you are a joint account holder, your decision will also apply to others with whom you jointly hold accounts. If you have more than one consumer account with us, you need only respond once. It is not necessary for you to respond for each account.

To limit marketing offers, check the box below and return the form to us.

☐ Exclude me from information sharing among your affiliates as described above.

To complete your request, please provide us with the following information.

Name:

Account Number:

Street Address:

City, State, Zip:

Phone Number:

Last 4 digits of Social Security Number:

If you have checked the box above, either mail this form in a stamped envelope to:

Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

or call us at 1-800-253-0412

Message from the Chief Investment Officer

Dear Shareholder:

While the first quarter of 2013 experienced explosive equity market appreciation, the second quarter could prove to be a pivotal point for many investors in both the equity and bond markets. During the quarter, Federal Reserve (Fed) Chairman, Ben Bernanke, alluded to the fact that the Fed was closely evaluating the economy and the future implications of its expansionary monetary policy, which is being actively pursued by its market purchasing of Treasury and mortgage securities. The prospect of a reduction or cessation of the quantitative easing, which has been pursued for so long, caused investors to draw their own conclusions on the strength of the economy and the course of the investment markets.

Most certainly, fixed income investors reacted as if the 30-year bond boom was at an end. Rates jumped significantly, as the potential source of fixed income securities purchases was indicating that it might remove some or all of that artificial demand. At low interest rate levels, the duration that influences bond price movements is almost entirely based upon maturity terms. For example, the recently floated Apple bonds experienced a 13 percent decline in value in the 30-year tranche in less than three months. Traditional bond investors, who purchase fixed income over other investment types, do so because of the safety and low volatility that bonds characteristically exhibit. That notion may be subject to re-evaluation.

On a more positive note, the jump in rates caused some investors to reappraise their cash exposure. With the equity market producing double digit returns in the first quarter, a number of “pole sitters” were prompted back into the stock market. While the announcement of Fed policy caused some short-term angst among equity holders, there was the presumption that the Fed would only pursue such a policy if they were convinced of the economy’s ability to continue its recovery, even without the external monetary stimulus. While the second quarter’s performance was not on par with the first quarter, almost every sector of the equity markets performed in a positive fashion. With the bond market in disarray, and the cash market offering virtually no returns, the stock markets appear to be the “only game in town” for many investors seeking both income and appreciation.

The major markets such as the Dow Jones Industrial Average1 and the Standard & Poor’s 500 Index (S&P 500)2 were up 15.2 percent and 13.8 percent, respectively, for the six months ended June 30, 2013. Small and middle capitalized company indexes jumped 16.2 percent and 14.6 percent for the six months ended June 30, 2013, as represented by the Standard & Poor’s SmallCap 600 Index (S&P 600)3 and the Standard & Poor’s MidCap 400 Index (S&P 400)4, respectively. It also might be worthy to note that, since bottoming in February of 2009, the large cap indexes have risen 150 percent and the small caps have regained 200 percent of their value. While it was painful to watch stock values erode so significantly during that period, and the temptation to “get out and stay out” was strong, those investors who maintained the belief that our economic system was pliable, yet enduring, have been richly rewarded.

In the remainder of 2013, we believe many bond investors may abandon some of their commitment to fixed income and rejoin the equity parade. Perhaps we will witness a new era of dividend seeking investors who were once bond holders, in order to satisfy their need for current income. At Huntington Asset Advisors, we recognize both the potential demand for dividend paying stocks, and yet, have witnessed their current high valuations. For that reason, we utilize option strategies within many of the funds to help manage some of the volatility that high valuations carry. These strategies are one of the defining tools that Huntington Funds employs on behalf of its shareholders.

Within Huntington Funds, we offer a full complement of funds designed to conform to the economic and market environment and to meet specific client requirements. The Growth Funds (International Equity Fund, Mid Corp America Fund, Situs Fund) provide exposure to both domestic and international large, mid and small cap equity markets, while the Traditional Bond Funds (Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund, Short/Intermediate Fixed Income Securities Fund, Ohio Tax-Free Fund) provide fixed income portfolios with mixed durations. Four Strategic Income Funds (Dividend Capture Fund, Income Equity Fund, Income Generation Fund, World Income Fund) enable us to reach around the globe and find a broad range of non-traditional investments, which have historically provided income at rates that have outpaced more traditional asset classes. The four Specialty Funds (Disciplined Equity Fund, Global Select Markets Fund, Real Strategies Fund, Rotating Markets Fund) seek special investment opportunities designed to increase the diversification of our shareholders’ investments and provide an extra potential for growth, or help protect them from inflation. Some of these funds invest in asset classes such as commodities or emerging markets, and use innovative strategies including sector rotation and options hedging programs to help manage overall investment risk. Asset Allocation Funds and Money Market Funds complete the Huntington Funds’ offerings.

Letter from the Chief Investment Officer

Message from the Chief Investment Officer (Continued)

All Huntington Funds are managed by experienced investment professionals and are overseen by our Huntington Asset Advisors’ Investment Policy Committee and the Huntington Funds’ Board of Trustees. Our process involves disciplined quantitative and subjective efforts to ensure that we are providing a comprehensive appraisal of the financial markets and each individual investment in Huntington Funds.

We appreciate your continued support and confidence, and we will continue to provide Huntington Funds’ shareholders with multiple vehicles to meet the ever changing financial landscape. Your trust is paramount in our quest to provide diverse solutions with the highest ethical standards.

B. Randolph Bateman

Chief Investment Officer

Huntington Asset Advisors, Inc.

(1)	The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and Nasdaq.

(2)	The S&P 500 is a capitalization-weighted index comprised of 500 stocks and is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

(3)	The S&P 600 is a capitalization-weighted index which generally represents all major industries in the small cap range of the U.S. stock market. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

(4)	The S&P 400 is a capitalization-weighted index of common stocks representing the mid-range sector of the U.S. stock market. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

This commentary may include statements that constitute “forward looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are those of the Adviser as of June 30, 2013 and are subject to change at any time based upon economic, market, or other conditions and the Adviser undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Funds’ trading intent. Information about the Funds’ holdings, asset allocation or country diversification is historical and is not an indication of future Fund composition, which may vary.

The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

This material represents the manager’s assessment of the Funds and market environment at a specific point in time and should not be relied upon by the reader as research, tax or investment advice.

Huntington Asset Advisors, Inc. does not provide tax advice. Please note that i) any discussion of U.S. tax matters contained in this communication cannot be used by you for the purpose of avoiding tax penalties; ii) this communication was written to support the promotion or marketing of the matters addressed herein; and iii) you should seek advice based on your particular circumstances from an independent tax advisor.

Letter from the Chief Investment Officer

Semi-Annual Shareholder Report

MONEY MARKET FUNDS

Huntington Tax-Free Money Market Fund

Huntington Money Market Fund

Huntington Ohio Municipal Money Market Fund

Huntington U.S. Treasury Money Market Fund

EQUITY FUNDS

Huntington Disciplined Equity Fund

Huntington Dividend Capture Fund

Huntington Global Select Markets Fund

Huntington Income Equity Fund

Huntington International Equity Fund

Huntington Mid Corp America Fund

Huntington Real Strategies Fund

Huntington Rotating Markets Fund

Huntington Situs Fund

INCOME FUNDS

Huntington Fixed Income Securities Fund

Huntington Intermediate Government Income Fund

Huntington Mortgage Securities Fund

Huntington Ohio Tax-Free Fund

Huntington Short/Intermediate Fixed Income Securities Fund

ASSET ALLOCATION FUNDS

Huntington Balanced Allocation Fund

Huntington Conservative Allocation Fund

Huntington Growth Allocation Fund

Huntington Tax-Free Money Market Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Medical	36.8%
Multifamily Housing	26.0%
General Obligation	16.7%
Higher Education	8.5%
School District	4.7%
Transportation	3.5%
Cash	2.7%
Development	1.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds — 97.1%
Alabama — 0.1%
$100,000	Talladega County, AL, Refunding Warrants, G.O., Series A, 2.000%, 3/1/14	$101,050
Colorado — 0.9%
500,000	Colorado Educational & Cultural Facilities Authority Revenue, 0.050%, 12/1/35 (a)	500,000
145,000	Douglas County, CO, School District No. Re-1 Douglas & Elbert Counties, G.O., 2.000%, 12/15/13	146,059
		646,059
Connecticut — 0.3%
200,000	Woodbury, CT, G.O., 2.000%, 8/15/13	200,394
Florida — 19.5%
1,365,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.060%, 12/1/29 (a)	1,365,000
300,000	Florida State Housing Finance Corp., Various Refunding Housing Island Club Revenue, 0.040%, 7/1/31 (a)	300,000
3,005,000	Jacksonville, FL, Housing Finance Authority Revenue, (Fannie Mae Ins.), 0.060%, 7/15/33 (a)	3,005,000
600,000	North Broward, FL, Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.040%, 1/15/27 (a)	600,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.100%, 5/1/25 (a)	200,000

Principal Amount		Value

Municipal Bonds — (Continued)
Florida — (Continued)
$700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.060%, 11/1/36 (a)	$700,000
2,625,000	Pinellas County, FL, Health Facilities Authority Revenue, Series A-1, (AGM Ins.), 0.020%, 11/1/38 (a)	2,625,000
3,100,000	Sarasota County, FL, Public Hospital District Hospital Revenue, Sarasota Memorial Hospital, Series A, (LOC - Northern Trust Co.), 0.020%, 7/1/37 (a)	3,100,000
380,000	Tamarac, FL, Capital Improvement Revenue, 2.000%, 10/1/13	381,421
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.060%, 1/15/32 (a)	1,100,000
		13,376,421
Georgia — 2.2%
1,500,000	Cobb County, GA, Housing Authority Revenue, Tamarron Apartments, (Freddie Mac Ins.), 0.070%, 3/1/24 (a)	1,500,000
Idaho — 1.8%
1,200,000	Idaho State Housing & Finance Association Revenue, Series A, 0.070%, 1/1/38 (a)	1,200,000
Indiana — 0.2%
145,000	Mooresville, IN, Public Library Leasing Corp. Revenue, 2.000%, 7/15/13	145,084

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds —(Continued)
Iowa — 2.0%
$800,000	Iowa State Finance Authority, Health Facilities Revenue, Series A, 0.040%, 2/15/35 (a)	$800,000
600,000	Iowa State Finance Authority, Health Facilities Revenue, Series B, 0.040%, 2/15/35 (a)	600,000
		1,400,000
Kentucky — 0.2%
150,000	Jefferson County, KY, School District Finance Corp. Revenue, Series A, 3.500%, 7/1/13	150,000
Massachusetts — 0.5%
190,000	New Bedford, MA, Muni Purpose Loan, G.O., 5.000%, 2/15/14	195,365
150,000	Tisbury, MA, Muni Purpose Loan, G.O., 2.000%, 11/1/13	150,806
		346,171
Michigan — 3.1%
2,100,000	University of Michigan, Revenue, Series B, (SPA - Northern Trust Co.), 0.010%, 4/1/42 (a)	2,100,000
Minnesota — 10.2%
400,000	Burnsville, MN, Multifamily Revenue, 0.050%, 10/15/33 (a)	400,000
1,995,000	Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue, Allina Health Systems, Series B-1, (LOC - JPMorgan Chase Bank), 0.020%, 11/15/35 (a)	1,995,000
1,000,000	Minneapolis, MN, Housing Development Revenue, 0.050%, 9/1/26 (a)	1,000,000
2,000,000	Richfield, MN, Housing Revenue, Woodlake Richfield Apartments Project, (LOC - Wells Fargo Bank N.A.), 0.040%, 10/1/53 (a)	2,000,000
1,600,000	Rochester, MN, Health Care Facilities Revenue, 0.040%, 8/15/32 (a)	1,600,000
		6,995,000
Mississippi — 0.1%
60,000	Lauderdale County, MS, G.O., Series A, 1.000%, 4/1/14	60,201
Missouri — 3.2%
200,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-1, (LOC - Wells Fargo Bank N.A.), 0.040%, 10/1/35 (a)	200,000

Principal Amount		Value

Municipal Bonds —(Continued)
Missouri —(Continued)
$2,000,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-2, (LOC - Wells Fargo Bank N.A.), 0.020%, 10/1/35 (a)	$2,000,000
		2,200,000
New Hampshire — 1.5%
1,000,000	Merrimack County, NH, G.O., 2.000%, 12/27/13	1,007,542
New Jersey — 0.9%
125,000	Howell Township, NJ, G.O., 2.000%, 11/1/13	125,666
480,000	Robbinsville Township, NJ, Board of Education, G.O., 2.000%, 3/15/14	485,221
		610,887
New York — 2.5%
380,000	Lindenhurst, NY, G.O., 2.000%, 8/1/13	380,516
1,300,000	New York State Housing Finance Agency Revenue, (Fannie Mae Ins.), 0.040%, 5/15/39 (a)	1,300,000
		1,680,516
North Carolina — 11.8%
1,845,000	Cary, NC, Various Public Improvements, G.O., (SPA - JPMorgan Chase Bank), 0.050%, 6/1/27 (a)	1,845,000
3,545,000	Charlotte-Mecklenburg, NC, Health Care System Revenue, Series B, (LOC - U.S. Bank N.A.), 0.020%, 1/15/26 (a)	3,545,000
2,400,000	Charlotte-Mecklenburg, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.020%, 1/15/45 (a)	2,400,000
260,000	State of North Carolina, Prerefunded-Public Improvement, G.O., Series A, 4.250%, 3/1/24	266,638
		8,056,638
Ohio — 14.3%
165,000	Chagrin Falls, OH, Exempted Village School District, G.O., Series B, 2.000%, 12/1/13	166,068
709,000	Chillicothe, OH, Street Improvement, G.O., BAN, 0.500%, 12/19/13	709,000
310,000	Delaware, OH, G.O., 1.000%, 12/1/13	310,776
1,000,000	East Knox, OH, Local School District, School Facilities Construction and Improvement, G.O., BAN, 2.200%, 1/28/14	1,008,898

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$145,000	Fairview Park, OH, City School District, G.O., 1.000%, 12/1/13	$145,303
755,000	Franklin County, OH, Industrial Development Revenue, (LOC - JPMorgan Chase Bank), 0.080%, 11/1/14 (a)	755,000
1,000,000	Hamilton, OH, Various Purposes, G.O., 1.125%, 10/3/13	1,001,343
310,000	Harrison, OH, G.O., 2.750%, 10/24/13	311,691
160,000	Hubbard, OH, Exempt Village School District, Classroom Facilities Improvement, G.O., (Student Credit Program), 1.000%, 12/1/13	160,365
400,000	Lorain, OH, Port Authority Revenue, Land Reutilization Project, 2.500%, 11/6/13	402,370
100,000	Mahoning County, OH, Refunding and Various Purposes, G.O., 3.625%, 12/1/13	101,264
100,000	Monroeville, OH, Local School District, G.O., (Student Credit Program), 1.000%, 12/1/13	100,229
2,000,000	Montgomery County, OH, Transportation Improvement District Revenue, Austin Landing Phase II, 1.500%, 2/13/14	2,012,903
1,000,000	Morrow County, OH, County Court House, G.O., BAN, 1.500%, 1/15/14	1,005,673
1,000,000	Ohio State University, General Receipts Revenue, 0.030%, 12/1/27 (a)	1,000,000
190,000	Painesville, OH, City School District, School Improvement, G.O., (Student Credit Program), 1.000%, 12/1/13	190,437
100,000	Pataskala, OH, Various Purposes, G.O., 1.500%, 3/26/14	100,732
125,000	Tecumseh, OH, Local School District, Various Purposes, G.O., (Student Credit Program), 2.000%, 12/1/13	125,782
160,000	Washington, OH, Local School District/Lucas County, COP, 4.000%, 9/1/13	160,808
40,000	Youngstown, OH, City School District, G.O., (Student Credit Program), 3.000%, 12/1/13	40,400
		9,809,042
Oklahoma — 0.3%
200,000	Oklahoma County, OK, G.O., Series A, 3.500%, 7/1/13	200,000

Principal Amount		Value
Municipal Bonds — (Continued)

Pennsylvania — 0.6%
$100,000	Lancaster County, PA, G.O., Series A, 2.500%, 11/1/13	$100,636
325,000	Souderton, PA, Area School District, G.O., Series AA, 3.000%, 9/1/13	326,431
		427,067
Tennessee — 4.4%
1,360,000	Franklin County, TN, G.O., 2.000%, 6/1/14	1,379,899
1,625,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.060%, 5/15/31 (a)	1,625,000
		3,004,899
Texas — 5.1%
200,000	Austin, TX, Housing Finance Corp., Multifamily Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins., LOC - JPMorgan Chase Bank), 0.060%, 10/15/32 (a)	200,000
205,000	Crandall, TX, Independent School District, G.O., Series B, 0.000%, 8/15/13 (b)	204,823
700,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-1, 0.040%, 9/1/31 (a)	700,000
1,300,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-2, (LOC - JPMorgan Chase & Co.), 0.040%, 9/1/31 (a)	1,300,000
1,110,000	Travis County, TX, Housing Finance Corp., Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.060%, 2/15/34 (a)	1,110,000
		3,514,823
Virginia — 9.4%
850,000	Arlington County, VA, Industrial Development Authority Revenue, Series A, (Fannie Mae Ins.), 0.050%, 3/1/35 (a)	850,000
825,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.060%, 10/15/32 (a)	825,000
3,480,000	Roanoke, VA, Economic Development Authority, Hospital Revenue, Series A-1, 0.140%, 7/1/36 (a)	3,480,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Virginia — (Continued)
$1,275,000	Roanoke, VA , Economic Development Authority, Hospital Revenue, Series A-2, 0.140%, 7/1/36 (a)	$1,275,000
		6,430,000
Washington — 1.8%
100,000	Snohomish County, WA, School District No. 15 Edmonds, G.O., Series A, 5.000%, 12/1/13	101,923
1,165,000	Washington Economic Development Finance Authority Revenue, Pioneer Human Services, 0.030%, 9/1/18 (a)	1,165,000
		1,266,923

Principal Amount or Shares		Value

Municipal Bonds — (Continued)
Wisconsin — 0.2%
$130,000	Oshkosh, WI, Promissory Notes, G.O., Series C, 2.000%, 12/1/13	$130,869
Total Municipal Bonds (Cost $66,559,586)		66,559,586
Cash Equivalents — 2.8%
1,875,836	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I, 0.010% (c)	1,875,836
Total Cash Equivalents (Cost $1,875,836)		1,875,836
Total Investments (Cost $68,435,422) — 99.9%		68,435,422
Other Assets in Excess of Liabilities — 0.1%		87,650
Net Assets — 100.0%		$68,523,072
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2013. Date shown represents final maturity date.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day yield as of June 30, 2013.

AGM — Assured Guaranty Municipal Corp.

COP — Certificate of Participation

G.O. — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Commercial Paper	35.2%
U.S. Government Agencies	20.5%
Municipal Bonds	13.6%
Repurchase Agreements	11.9%
Cash	10.7%
Yankee Certificates of Deposit	6.1%
Corporate Bonds	2.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Commercial Paper — 35.2%
$10,000,000	Australia & New Zealand Banking Group Ltd., 0.202%, 12/2/13	$9,991,444
5,000,000	Coca-Cola Co./The, 0.161%, 12/10/13	4,996,400
10,000,000	Commonwealth Bank of Australia, 0.207%, 11/20/13	9,991,914
5,000,000	General Electric Capital Corp., 0.172%, 12/16/13	4,996,033
5,000,000	Google, Inc., 0.080%, 9/18/13	4,999,122
5,000,000	John Deere, 0.093%, 7/12/13	4,999,847
5,000,000	Johnson & Johnson, 0.059%, 8/1/13	4,999,742
5,000,000	JPMorgan Chase & Co., 0.293%, 11/18/13	4,994,361
5,000,000	Merck & Co., 0.090%, 9/23/13	4,998,950
10,000,000	National Australia Funding Delaware, Inc., 0.181%, 10/7/13	9,995,100
5,000,000	Nestle Capital Corp., 0.099%, 8/21/13	4,999,292
5,000,000	PepsiCo, Inc., 0.069%, 8/5/13	4,999,660
5,000,000	Pfizer, Inc., 0.034%, 7/3/13	4,999,986
5,000,000	Procter & Gamble Co., 0.099%, 8/12/13	4,999,417
10,000,000	Toronto Dominion Holdings (USA), Inc., 0.182%, 12/10/13	9,991,900
5,000,000	Wal-Mart Stores, Inc., 0.095%, 7/16/13	4,999,792
5,000,000	Wells Fargo & Co., 0.191%, 10/21/13	4,997,044
10,000,000	Westpac Banking Corp., 0.310%, 11/1/13 (a)	10,000,000
Total Commercial Paper (Cost $114,950,004)		114,950,004
U.S. Government Agencies — 20.5%
Federal Home Loan Bank — 9.3%
5,000,000	0.130%, 7/12/13 (b)	4,999,985
6,000,000	0.000%, 7/31/13 (c)	5,999,675
15,000,000	0.000%, 8/30/13 (c)	14,996,625

Principal Amount		Value

U.S. Government Agencies — (Continued)
Federal Home Loan Bank — (Continued)
$4,400,000	0.093%, 9/18/13 (b)	$4,399,644
		30,395,929
Federal Home Loan Mortgage Corporation — 8.1%
11,550,000	0.000%, 10/22/13 (c)	11,546,737
15,000,000	0.000%, 11/4/13 (c)	14,994,881
		26,541,618
Federal National Mortgage Association — 3.1%
10,000,000	0.000%, 12/26/13 (c)	9,993,078
Total U.S. Government Agencies (Cost $66,930,625)		66,930,625
Municipal Bonds — 13.6%
Kentucky — 3.0%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, (LOC - Bank of America N.A.), AMT, 0.080%, 5/1/31 (b)	9,600,000
New York — 1.8%
6,000,000	New York State Local Government Assistance Corp. Revenue, Series B, (SPA - JPMorgan Chase Bank), 0.040%, 4/1/21 (b)	6,000,000
North Carolina — 4.2%
4,100,000	Charlotte, NC, Special Obligation Revenue, Uptown Project, (SPA - Wachovia Bank N.A.), 0.180%, 6/1/21 (b)	4,100,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
North Carolina — (Continued)
$4,500,000	North Carolina Capital Facilities Finance Agency Education Facilities Revenue, (LOC - Branch Banking & Trust), 0.050%, 10/1/34 (b)	$4,500,000
5,000,000	Winston-Salem, NC, Water & Sewer Systems Revenue, Series B, (SPA - Branch Banking & Trust), 0.050%, 6/1/30 (b)	5,000,000
		13,600,000
Ohio — 3.1%
5,000,000	Franklin County, OH, Hospital Revenue, OhioHealth Facilities, Series B, (SPA - Barclays Bank PLC), 0.040%, 11/15/41 (b)	5,000,000
5,000,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, 0.060%, 5/15/37 (b)	5,000,000
		10,000,000
Texas — 1.5%
5,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, (LOC - Citibank N.A.), AMT, 0.070%, 5/1/40 (b)	5,000,000
Total Municipal Bonds (Cost $44,200,000)		44,200,000
Repurchase Agreements — 11.9%
38,955,100	TD Securities, 0.000%, dated 6/28/13, due 7/1/13, repurchase price $38,955,100 (collateralized by U.S. Treasury Notes, 0.750%, 12/15/13, market value $39,727,133)	38,955,100
Total Repurchase Agreements (Cost $38,955,100)		38,955,100
Yankee Certificates of Deposit — 6.1%
10,000,000	Bank of Montreal/Chicago, 0.733%, 10/3/13 (b)	10,012,200
10,000,000	Bank of Nova Scotia/New York, 0.214%, 7/23/13 (b)	9,998,655
Total Yankee Certificates of Deposit (Cost $20,010,855)		20,010,855
Corporate Bonds — 2.0%
Financials — 2.0%
6,330,000	US Bancorp, MTN, 1.125%, 10/30/13	6,345,418
Total Corporate Bonds (Cost $6,345,418)		6,345,418

Shares		Value

Cash Equivalents — 10.7%
30,000,000	Fidelity Institutional Money Market Portfolio, 0.120% (d)	$30,000,000
5,000,000	Flex-Funds - The Money Market Fund - Institutional Class, 0.140% (d)	5,000,000
Total Cash Equivalents (Cost $35,000,000)		35,000,000
Total Investments (Cost $326,392,002) — 100.0%		326,392,002
Liabilities in Excess of Other Assets — (0.0)%		(79,160)
Net Assets — 100.0%		$326,312,842
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2013. Date shown represents final maturity date.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven day yield as of June 30, 2013.

AMT — Subject to alternative minimum tax

LOC — Letter of Credit

MTN — Medium Term Note

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Medical	28.0%
General Obligation	26.6%
Higher Education	20.1%
Development	8.3%
Pollution	4.7%
School District	4.4%
Airport	4.1%
Cash	3.8%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds — 93.4%
Ohio — 93.4%
$250,000	Adams County, OH, Ohio Valley Local School District, G.O., (Student Credit Program), 1.000%, 12/1/13	$250,573
250,000	Ashland, OH, City School District, G.O., (Student Credit Program), 2.000%, 11/1/13	251,167
100,000	Ashland, OH, Various Purposes, G.O., (National Reinsurance), 3.750%, 12/1/13	101,327
250,000	Bexley, OH, City School District, G.O., 2.000%, 12/1/13	251,668
500,000	Clark County, OH, Various Purposes, G.O., 0.750%, 5/29/14	501,355
550,000	Cleveland, OH, Cuyahoga County Port Authority Educational Facilities Revenue, Laurel School Project, (LOC - JPMorgan Chase Bank), 0.060%, 4/1/38 (a)	550,000
2,615,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, SPC Buildings 1&3 LLC, (LOC - JPMorgan Chase Bank), 0.060%, 1/1/37 (a)	2,615,000
5,055,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, Carnegie/89th Garage Project, (LOC - JPMorgan Chase Bank), 0.060%, 1/1/37 (a)	5,055,000
200,000	Cleveland, OH, Income Tax Revenue, Public Facilities Improvement, Series A, 2.000%, 10/1/13	200,753
4,000,000	Cleveland, OH, Waterworks Revenue, Series Q, 0.040%, 1/1/33 (a)	4,000,000

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$5,875,000	Columbus, OH, Adjusted Sanitary Sewer, G.O., Series 1, 0.030%, 12/1/26 (a)	$5,875,000
675,000	Columbus, OH, Franklin County Metropolitan Park District Revenue, 1.250%, 8/14/13	675,364
370,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.050%, 12/1/36 (a)	370,000
1,100,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, Series A, (LOC - U.S. Bank N.A.), 0.050%, 1/1/30 (a)	1,100,000
2,315,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.050%, 3/1/34 (a)	2,315,000
1,800,000	Columbus, OH, Sewer Revenue, Series B, 0.030%, 6/1/32 (a)	1,800,000
100,000	Columbus, OH, Various Purposes, G.O., Series A, 5.000%, 12/15/13	102,089
250,000	Cuyahoga County, OH, Public Library Special Obligation Revenue, Series A, 2.000%, 12/1/13	251,668
250,000	Cuyahoga County, OH, Various Purposes, G.O., Series A, 2.000%, 12/1/13	251,639
1,200,000	Cuyahoga Falls, OH, Various Purposes, G.O., BAN, 1.000%, 12/5/13	1,203,081

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$1,000,000	Elyria, OH, Various Purpose Improvement, G.O., 0.600%, 6/4/14	$1,001,839
100,000	Elyria, OH, Various Purposes, G.O., (National Reinsurance), 3.500%, 12/1/13	101,265
145,000	Fairbanks, OH, Local School District, G.O., 1.000%, 12/1/13	145,302
105,000	Fayette, OH, Local School District, G.O., Series A, (Student Credit Program), 1.000%, 12/1/13	105,239
4,000,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.050%, 12/1/21 (a)	4,000,000
5,000,000	Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital, Series B, 0.040%, 11/1/40 (a)	5,000,000
740,000	Franklin County, OH, Industrial Development Revenue, (SPA - JPMorgan Chase Bank), 0.080%, 11/1/14 (a)	740,000
5,000,000	Franklin County, OH, OhioHealth Facilities Revenue, Series A, (SPA - Barclays Bank PLC), 0.040%, 11/15/41 (a)	5,000,000
265,000	Gallipolis, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 1.000%, 12/1/13	265,610
50,000	Graham, OH, Local School District, School Improvement, G.O., (Student Credit Program), 1.000%, 12/1/13	50,125
50,000	Greene County, OH, G.O., 2.250%, 12/1/13	50,366
1,210,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, (LOC - JPMorgan Chase Bank), 0.050%, 5/15/28 (a)	1,210,000
1,875,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, Series M, 0.060%, 5/15/37 (a)	1,875,000
1,525,000	Harrison, OH, Public Infrastructure Improvements, G.O., BAN, 1.650%, 10/24/13	1,528,811
100,000	Harrison, OH, Wastewater System Revenue, 3.000%, 11/1/13	100,835

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$250,000	Hilliard, OH, School District, G.O., 3.500%, 12/1/13	$253,162
265,000	Hubbard, OH, Exempt Village School District, G.O., 4.000%, 12/1/13	268,903
50,000	Knox County, OH, Various Purposes, G.O., (AGM Ins.), 2.250%, 12/1/13	50,373
750,000	Licking County, OH, County Road Improvement, G.O., 1.000%, 6/5/14	754,156
50,000	Logan County, OH, Sewer Systems Improvement, G.O., (Assured Guaranty), 3.500%, 12/1/13	50,622
100,000	Lorain, OH, Various Purposes, G.O., 2.000%, 12/1/13	100,520
510,000	Mahoning County, OH, G.O., 1.250%, 10/15/13	510,957
1,511,000	Maple Heights, OH, City School District, G.O., 1.250%, 4/10/14	1,517,982
1,550,000	Marysville, OH, Various Purposes, G.O., BAN, 1.000%, 8/28/13	1,551,102
160,000	Maumee, OH, City School District, G.O., Series B, 2.000%, 12/1/13	161,099
500,000	Mayfield, OH, City School District, G.O., 1.750%, 6/26/14	506,130
260,000	Medina, OH, City School District, G.O., 3.500%, 12/1/13	263,289
1,000,000	Miami Township, OH, Montgomery County, Various Purpose Notes, G.O., 1.500%, 2/13/14	1,006,761
115,000	Middleburg Heights, OH, Hospital Revenue, 2.000%, 8/1/13	115,141
3,030,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - Barclays Bank PLC), 0.010%, 11/15/39 (a)	3,030,000
3,000,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - JPMorgan Chase Bank), 0.010%, 11/15/45 (a)	3,000,000
1,200,000	Montgomery County, OH, Revenue, Various Catholic Health, Series B-1, (SPA - Bank of NY Mellon), 0.050%, 3/1/27 (a)	1,200,000
3,950,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - JPMorgan Chase Bank), 0.020%, 11/15/45 (a)	3,950,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$2,000,000	Montgomery County, OH, Transportation Improvement District Revenue, Austin Landing Phase II, 1.500%, 2/13/14	$2,012,903
1,000,000	Morrow County, OH, County Court House, G.O., BAN, 1.500%, 1/15/14	1,005,689
140,000	New Philadelphia, OH, G.O., 1.000%, 12/1/13	140,321
470,000	Obetz, OH, Various Purposes, G.O., 0.500%, 12/1/13	470,000
1,060,000	Ohio State, Air Quality Development Authority Revenue, Series B, (LOC - UBS AG), 0.050%, 3/1/23 (a)	1,060,000
5,100,000	Ohio State, Air Quality Development Authority Revenue, Series B, (LOC - Bank of Nova Scotia), 0.030%, 2/1/26 (a)	5,100,000
2,700,000	Ohio State, Air Quality Development Authority Revenue, Series B, 0.020%, 12/1/33 (a)	2,700,000
420,000	Ohio State, Common Schools, G.O., Series B, 0.040%, 3/15/25 (a)	420,000
4,790,000	Ohio State, Common Schools, G.O., Series C, 0.040%, 6/15/26 (a)	4,790,000
295,000	Ohio State, Higher Educational Facilities Revenue, Xavier University Project, (LOC - U.S. Bank N.A.), 0.050%, 5/1/15 (a)	295,000
480,000	Ohio State, Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.060%, 12/1/32 (a)	480,000
1,615,000	Ohio State, Higher Educational Facilities Revenue, Ohio Dominican University Project, (LOC - JPMorgan Chase Bank), 0.060%, 12/1/37 (a)	1,615,000
3,300,000	Ohio State, Higher Educational Facilities Revenue, Oberlin College Project, 0.050%, 10/1/48 (a)	3,300,000
2,300,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.020%, 10/1/22 (a)	2,300,000
200,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.020%, 10/1/31 (a)	200,000
2,215,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.020%, 10/1/31 (a)	2,215,000

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$4,000,000	Ohio State, Higher Educational Facilities Revenue, Series A, 0.070%, 11/15/31 (a)	$4,000,000
1,100,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series B-1, (LOC - Bank of America N.A.), 0.020%, 12/1/44 (a)	1,100,000
3,400,000	Ohio State, Higher Educational Facilities Revenue, Case Western Reserve, Series B-2, (LOC - Bank of America N.A.), 0.020%, 12/1/44 (a)	3,400,000
1,265,000	Ohio State, Higher Educational Facilities Revenue, Series B-4, (SPA - Huntington National Bank), 0.030%, 1/1/43 (a)	1,265,000
4,740,000	Ohio State, Infrastructure Improvements, G.O., Series D, 0.030%, 2/1/19 (a)	4,740,000
50,000	Ohio State, Water Development Authority Revenue, 5.000%, 12/1/13	50,934
800,000	Ohio State, Water Development Authority Revenue, 0.010%, 10/1/33 (a)	800,000
100,000	Ohio State, Water Development Authority Revenue, Pollution Control Facilities, Series A, 4.000%, 6/1/14	103,287
400,000	Ohio State, Water Development Authority Revenue, Pollution Control Facilities, Series B, 0.010%, 10/1/18 (a)	400,000
3,560,000	Ohio State University, General Receipts Revenue, 0.030%, 12/1/27 (a)	3,560,000
3,330,000	Ohio State University, General Receipts Revenue, Series B, 0.040%, 12/1/28 (a)	3,330,000
1,000,000	Pataskala, OH, Various Purposes, G.O., BAN, 1.250%, 11/21/13	1,003,315
110,000	Sandy Valley, OH, Local School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 2.000%, 12/1/13	110,735
55,000	Seneca East, OH, Local School District, G.O., (Student Credit Program), 1.000%, 12/1/13	55,137

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$50,000	Springboro, OH, Community City School District, School Bus Acquisition, G.O., 2.000%, 12/1/13	$50,322
670,000	Strongsville, OH, City School District, School Improvement, G.O., 3.000%, 12/1/13	677,307
80,000	Strongsville, OH, Various Purposes, G.O., 2.000%, 12/1/13	80,514
1,500,000	Tipp City, OH, Various Purposes, G.O., BAN, Series C, 1.000%, 11/28/13	1,503,678
100,000	Toledo, OH, City School District, G.O., Series B, (National Reinsurance, FGIC Ins.), 3.600%, 12/1/13	101,286
60,000	Troy, OH, City School District, School Improvement, G.O., 2.000%, 12/1/13	60,389
150,000	Troy, OH, City School District, G.O., (AGM Ins.), 4.000%, 12/1/13	152,209
250,000	Trumbull County, OH, Water and Sewer Project Revenue, Series A, 3.250%, 12/1/13	252,904
5,000,000	Union Township, OH, Clermont County, Various Purposes, G.O., BAN, 1.000%, 9/11/13	5,005,400
250,000	University of Akron/The, Higher Education Revenue, Series A, (AGM Ins.), 3.000%, 1/1/14	253,173
255,000	Upper Arlington, OH, Various Purposes, G.O., Series A, 1.500%, 12/1/13	256,139
300,000	Vermilion, OH, Local School District, COP, 2.000%, 12/1/13	301,877
90,000	Vinton County, OH, Local School District, G.O., Series A, (Student Credit Program), 2.000%, 12/1/13	90,561

Principal Amount or Shares		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$50,000	Warren County, OH, G.O., 5.000%, 12/1/13	$50,956
120,000	Wellington, OH, Exempt Village School District, G.O., Series A, (Student Credit Program), 1.500%, 12/1/13	120,522
180,000	Youngstown, OH, City School District, Classroom Facilities and Improvement, G.O., (Student Credit Program), 2.000%, 12/1/13	181,131
Total Municipal Bonds (Cost $128,345,962)		128,345,962
Cash Equivalents — 3.7%
5,000,000	FFI Institutional Tax-Exempt Fund 0.030% (b)	5,000,000
53,131	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	53,131
Total Cash Equivalents (Cost $5,053,131)		5,053,131
Total Investments (Cost $133,399,093) — 97.1%		133,399,093
Other Assets in Excess of Liabilities — 2.9%		3,921,948
Net Assets — 100.0%		$137,321,041
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2013. Data shown represents final maturity date.
(b)	Rate disclosed is the seven day yield as of June 30, 2013.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

COP — Certificate of Participation

G.O. — General Obligation

LOC — Letter of Credit

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington U.S. Treasury Money Market Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Treasury Obligations	65.9%
Repurchase Agreements	34.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 65.9%
U.S. Treasury Bills — 40.7%
$84,593,000	0.020%, 7/5/13	$84,592,767
12,182,000	0.040%, 7/11/13	12,181,858
70,000,000	0.100%, 7/25/13	69,995,133
16,030,000	0.100%, 8/1/13	16,028,585
25,000,000	0.120%, 8/8/13	24,996,833
25,000,000	0.110%, 8/15/13	24,996,719
5,000,000	0.170%, 8/22/13	4,998,783
25,000,000	0.120%, 9/12/13	24,994,170
70,000,000	0.090%, 9/19/13	69,985,389
100,000,000	0.070%, 10/3/13	99,981,514
16,095,000	0.090%, 10/10/13	16,090,823
30,000,000	0.090%, 10/17/13	29,992,072
25,000,000	0.070%, 11/7/13	24,993,729
15,000,000	0.110%, 11/14/13	14,994,116
25,000,000	0.070%, 11/21/13	24,993,455
4,159,000	0.070%, 12/5/13	4,157,696
25,000,000	0.110%, 12/26/13	24,987,021
		572,960,663
U.S. Treasury Notes — 25.2%
40,000,000	1.000%, 7/15/13	40,013,778
15,000,000	0.375%, 7/31/13	15,003,082
100,000,000	0.750%, 8/15/13	100,082,044
90,000,000	0.750%, 9/15/13	90,124,802
10,000,000	0.125%, 9/30/13	9,998,597
75,000,000	0.500%, 10/15/13	75,092,899
25,000,000	0.750%, 12/15/13	25,074,954
		355,390,156
Total U.S. Treasury Obligations (Cost $928,350,819)		928,350,819

Principal Amount		Value

Repurchase Agreements — 34.0%
$140,000,000	Goldman Sachs, 0.04%, dated 6/24/13, due 7/2/13, repurchase price $140,001,244 (collateralized by U.S. Treasury Notes, 0.625%, 9/30/17, market value $143,515,049)	$140,000,000
50,000,000	Morgan Stanley, 0.10%, dated 6/28/13, due 7/1/13, repurchase price $50,000,417 (collateralized by U.S. Treasury Notes, 1.000%, 8/31/16, market value $51,258,409)	50,000,000
140,000,000	TD Securities, 0.06%, dated 6/26/13, due 7/3/13, repurchase price $140,001,633 (collateralized by U.S. Treasury Notes, 1.250%, 2/29/20, market value $142,484,650)	140,000,000
150,000,000	TD Securities, 0.10%, dated 6/28/13, due 7/5/13, repurchase price $150,002,917 (collateralized by U.S. Treasury Notes, 2.250%, 5/31/14, market value $152,789,317)	150,000,000
Total Repurchase Agreements (Cost $480,000,000)		480,000,000
Total Investments (Cost $1,408,350,819) — 99.9%		1,408,350,819
Other Assets in Excess of Liabilities — 0.1%		729,861
Net Assets — 100.0%		$1,409,080,680

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Disciplined Equity Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	17.4%
Cash[1]	16.1%
Financials	11.9%
Energy	11.6%
Health Care	9.2%
Industrials	8.8%
Consumer Staples	8.1%
Consumer Discretionary	7.3%
Materials	5.1%
Telecommunication Services	2.4%
Utilities	1.2%
Options Purchased	0.7%
Exchange-Traded Funds	0.2%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 83.5%
Consumer Discretionary — 7.4%
30,600	Comcast Corp., Class A (a)	$1,281,528
42,000	Ford Motor Co. (a)	649,740
16,900	Lowe’s Companies, Inc. (a)	691,210
11,000	McDonald’s Corp. (a)	1,089,000
12,200	Starbucks Corp. (a)	798,978
22,200	Target Corp. (a)	1,528,692
21,700	Walt Disney Co./The (a)	1,370,355
		7,409,503
Consumer Staples — 8.2%
22,000	Altria Group, Inc. (a)	769,780
9,900	Coca-Cola Co./The (a)	397,089
12,600	Colgate-Palmolive Co. (a)	721,854
8,800	Costco Wholesale Corp. (a)	973,016
21,000	Kroger Co./The (a)	725,340
19,300	Mondelez International, Inc., Class A (a)	550,629
23,100	PepsiCo, Inc. (a)	1,889,349
18,000	Philip Morris International, Inc. (a)	1,559,160
7,800	Procter & Gamble Co. (a)	600,522
		8,186,739
Energy — 11.7%
9,300	Apache Corp. (a)	779,619
12,800	Baker Hughes, Inc. (a)	590,464
13,700	ConocoPhillips (a)	828,850

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
4,500	Devon Energy Corp. (a)	$233,460
45,100	Exxon Mobil Corp. (a)	4,074,785
12,000	Halliburton Co. (a)	500,640
7,200	Magellan Midstream Partners LP (a)	392,400
1,500	National Oilwell Varco, Inc. (a)	103,350
12,500	Occidental Petroleum Corp. (a)	1,115,375
12,850	Phillips 66 (a)	756,993
24,000	Schlumberger Ltd. (a)	1,719,840
17,800	Valero Energy Corp. (a)	618,906
		11,714,682
Financials — 12.0%
97,000	Bank of America Corp. (a)	1,247,420
7,000	Bank of New York Mellon Corp./The (a)	196,350
6,500	Berkshire Hathaway, Inc., Class B (a) *	727,480
8,000	Citigroup, Inc. (a)	383,760
40,000	Fifth Third Bancorp (a)	722,000
2,200	Goldman Sachs Group, Inc./The (a)	332,750
45,500	JPMorgan Chase & Co. (a)	2,401,945
27,100	MetLife, Inc. (a)	1,240,096
30,000	Morgan Stanley (a)	732,900
17,000	State Street Corp. (a)	1,108,570
20,500	U.S. Bancorp (a)	741,075
54,000	Wells Fargo & Co. (a)	2,228,580
		12,062,926

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Disciplined Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Health Care — 9.2%
11,000	Amgen, Inc. (a)	$1,085,260
25,100	Baxter International, Inc. (a)	1,738,677
15,000	Johnson & Johnson (a)	1,287,900
25,000	Medtronic, Inc. (a)	1,286,750
32,000	Merck & Co., Inc. (a)	1,486,400
85,400	Pfizer, Inc. (a)	2,392,054
		9,277,041
Industrials — 8.8%
11,800	3M Co. (a)	1,290,330
7,500	Caterpillar, Inc. (a)	618,675
22,000	Eaton Corp. PLC (a)	1,447,820
2,500	FedEx Corp. (a)	246,450
5,500	General Dynamics Corp. (a)	430,815
90,000	General Electric Co. (a)	2,087,100
10,500	Illinois Tool Works, Inc. (a)	726,285
3,000	Norfolk Southern Corp. (a)	217,950
10,000	United Parcel Service, Inc., Class B (a)	864,800
10,000	United Technologies Corp. (a)	929,400
		8,859,625
Information Technology — 17.5%
5,000	Accenture PLC, Class A (a)	359,800
10,000	Broadcom Corp., Class A (a)	337,600
94,500	Cisco Systems, Inc. (a)	2,297,295
16,000	eBay, Inc. (a) *	827,520
52,100	EMC Corp. (a) *	1,230,602
3,000	Google, Inc., Class A (a) *	2,641,110
50,000	Intel Corp. (a)	1,211,000
12,200	International Business Machines Corp. (a)	2,331,542
1,000	MasterCard, Inc., Class A (a)	574,500
85,000	Microsoft Corp. (a)	2,935,050
43,000	Oracle Corp. (a)	1,320,960
18,500	QUALCOMM, Inc. (a)	1,129,980
10,000	Texas Instruments, Inc. (a)	348,700
		17,545,659
Materials — 5.1%
10,000	Dow Chemical Co./The (a)	321,700
8,200	Du Pont (E.I.) de Nemours & Co. (a)	430,500
51,200	Freeport-McMoRan Copper & Gold, Inc. (a)	1,413,632
2,000	Monsanto Co. (a)	197,600
29,300	Olin Corp. (a)	700,856
15,400	Praxair, Inc. (a)	1,773,464
4,200	Syngenta AG ADR (a)	327,012
		5,164,764
Telecommunication Services — 2.4%
68,700	AT&T, Inc. (a)	2,431,980

Shares or Contracts		Value

Common Stocks — (Continued)
Utilities — 1.2%
6,900	Exelon Corp. (a)	$213,072
12,700	Sempra Energy (a)	1,038,352
		1,251,424
Total Common Stocks (Cost $70,394,528)		83,904,343
Options Purchased — 0.7%
1,000	CBOE Volatility Index, Call @ 14, Expiring July 2013, 7/17/13 (a)	405,000
1,000	SPDR S&P 500 ETF, Put @ 160, Expiring July 2013, 7/26/13 (b)	260,000
Total Options Purchased (Cost $692,021)		665,000
Exchange-Traded Funds — 0.2%
6,400	Utilities Select Sector SPDR Fund	240,832
Total Exchange-Traded Funds (Cost $196,570)		240,832
Cash Equivalents — 16.2%
16,248,821	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	16,248,821
Total Cash Equivalents (Cost $16,248,821)		16,248,821
Total Investments (Cost $87,531,940) — 100.6%		101,058,996
Liabilities in Excess of Other Assets — (0.6)%		(565,170)
Net Assets — 100.0%		$100,493,826

(a)	All or a portion of the security is held as collateral for written call options.

(b)	All or a portion of the security is held as collateral for written put options.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Financials	24.8%
Energy	13.9%
Short-Term Securities Held as Collateral for Securities Lending	9.4%
Real Estate Investment Trusts	9.1%
Industrials	7.8%
Information Technology	5.7%
Utilities	5.7%
Consumer Staples	5.1%
Health Care	4.9%
Cash[1]	3.2%
Telecommunication Services	3.0%
Consumer Discretionary	2.9%
Materials	2.3%
Exchange-Traded Funds	2.2%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 72.3%
Consumer Discretionary — 3.2%
41,750	Comcast Corp., Class A	$1,748,490
19,000	Gentex Corp.	437,950
24,500	Genuine Parts Co.	1,912,715
51,500	Leggett & Platt, Inc.	1,601,135
13,750	Time Warner Cable, Inc., Class A	1,546,600
		7,246,890
Consumer Staples — 5.6%
66,500	Colgate-Palmolive Co.	3,809,785
48,500	ConAgra Foods, Inc.	1,694,105
34,000	Kellogg Co.	2,183,820
28,500	Kimberly-Clark Corp.	2,768,490
30,000	Wal-Mart Stores, Inc.	2,234,700
		12,690,900
Energy — 15.3%
81,750	BP PLC ADR	3,412,245
23,000	Chevron Corp.	2,721,820
45,000	ConocoPhillips	2,722,500
171,500	Crosstex Energy LP (a)	3,536,330
52,000	El Paso Pipeline Partners LP (b)	2,270,840
120,000	Enbridge Energy Partners LP (b)	3,658,800
51,750	Exxon Mobil Corp.	4,675,612
37,000	Linn Energy LLC (b)	1,227,660
22,000	Magellan Midstream Partners LP (b)	1,199,000

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
50,750	Murphy Oil Corp.	$3,090,167
51,000	Royal Dutch Shell PLC ADR	3,253,800
41,500	Schlumberger Ltd.	2,973,890
		34,742,664
Financials — 15.1%
23,000	Bank of Montreal (b)	1,334,690
42,250	Brown & Brown, Inc.	1,362,140
104,000	Community Bank System, Inc. (b)	3,208,400
53,000	Cullen/Frost Bankers, Inc. (b)	3,538,810
55,000	Federated Investors, Inc., Class B (b)	1,507,550
125,000	FNB Corp. (b)	1,510,000
116,500	Fulton Financial Corp.	1,337,420
74,500	JPMorgan Chase & Co. (a)	3,932,855
14,500	Northern Trust Corp.	839,550
113,500	Northwest Bancshares, Inc.	1,533,385
28,000	Old National Bancorp	387,240
11,500	Torchmark Corp.	749,110
20,000	Toronto-Dominion Bank (b)	1,607,400
106,250	Trustmark Corp. (b)	2,611,625
93,500	U.S. Bancorp	3,380,025
95,000	Unum Group	2,790,150
54,500	Washington Federal, Inc.	1,028,960
38,500	Wells Fargo & Co.	1,588,895
		34,248,205

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Health Care — 5.4%
63,500	AstraZeneca PLC ADR	$3,003,550
23,000	Baxter International, Inc.	1,593,210
22,750	Becton, Dickinson & Co.	2,248,383
64,750	Merck & Co., Inc.	3,007,637
53,500	St. Jude Medical, Inc.	2,441,205
		12,293,985
Industrials — 7.6%
14,500	3M Co.	1,585,575
26,500	Cintas Corp.	1,206,810
55,500	CSX Corp.	1,287,045
22,500	Dover Corp.	1,747,350
189,750	General Electric Co.	4,400,302
56,500	Harsco Corp.	1,310,235
40,000	Rockwell Automation, Inc.	3,325,600
63,000	Waste Management, Inc.	2,540,790
		17,403,707
Information Technology — 6.3%
53,750	Cisco Systems, Inc.	1,306,663
62,750	Harris Corp.	3,090,437
71,500	Intel Corp.	1,731,730
63,250	Microsoft Corp.	2,184,023
97,000	Molex, Inc.	2,845,980
88,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,612,160
64,000	Total System Services, Inc.	1,566,720
		14,337,713
Materials — 2.6%
98,000	Freeport-McMoRan Copper & Gold, Inc. (a)	2,705,780
90,000	Sonoco Products Co.	3,111,300
		5,817,080
Real Estate Investment Trusts — 5.8%
82,000	Associated Estates Realty Corp.	1,318,560
26,000	EastGroup Properties, Inc.	1,463,020
20,000	HCP, Inc.	908,800
22,000	Highwoods Properties, Inc.	783,420
30,000	Home Properties, Inc.	1,961,100
96,500	Kimco Realty Corp.	2,067,995
33,500	Liberty Property Trust	1,238,160
53,500	Mack-Cali Realty Corp.	1,310,215
17,000	Mid-America Apartment Communities, Inc.	1,152,090
18,500	National Retail Properties, Inc. (b)	636,400
15,000	Senior Housing Properties Trust	388,950
		13,228,710
Telecommunication Services — 2.1%
114,750	AT&T, Inc.	4,062,150
15,000	Verizon Communications, Inc.	755,100
		4,817,250

Shares		Value

Common Stocks — (Continued)
Utilities — 3.3%
80,250	CenterPoint Energy, Inc.	$1,885,073
73,000	PG&E Corp.	3,338,290
139,000	TECO Energy, Inc.	2,389,410
		7,612,773
Total Common Stocks (Cost $151,307,064)		164,439,877
Preferred Stocks — 21.4%
Financials — 12.1%
100,000	Allstate Corp./The, 5.100%	2,559,000
100,000	American Financial Group, Inc., 7.000%	2,640,000
80,000	Ameriprise Financial, Inc., 7.750%	2,106,400
85,000	Axis Capital Holdings Ltd., Series C, 6.875%	2,221,900
65,000	BB&T Corp., 5.850%	1,628,900
95,000	Charles Schwab Corp./The, Series B, 6.000%	2,417,750
145,000	JPMorgan Chase Capital XXIX, 6.700%	3,677,200
70,000	KKR Financial Holdings LLC, 8.375%	1,941,800
71,750	PartnerRe Ltd., Series E, 7.250%	1,944,425
110,000	Raymond James Financial, Inc., 6.900%	2,911,700
125,000	Wells Fargo & Co., Series J, 8.000%	3,617,500
		27,666,575
Industrials — 1.0%
90,000	Stanley Black & Decker, Inc., 5.750%	2,201,400
Real Estate Investment Trusts — 4.2%
77,479	Kimco Realty Corp., Series H, 6.900%	1,985,787
107,000	PS Business Parks, Inc., Series S, 6.450%	2,691,050
80,000	Realty Income Corp., Series F, 6.625%	2,060,000
105,000	Vornado Realty LP, 7.875%	2,775,150
		9,511,987
Telecommunication Services — 1.2%
100,000	Qwest Corp., 7.500%	2,667,000
Utilities — 2.9%
115,000	Dominion Resources, Inc., Class A, 8.375%	3,023,350
135,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	3,546,450
		6,569,800
Total Preferred Stocks (Cost $50,146,645)		48,616,762
Exchange-Traded Funds — 2.4%
Funds — 2.4%
82,750	SPDR S&P Dividend ETF (b)	5,486,325
Total Exchange-Traded Funds (Cost $5,196,861)		5,486,325

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	(Continued)

Shares		Value

Cash Equivalents — 3.5%
8,029,449	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	$8,029,449
Total Cash Equivalents (Cost $8,029,449)		8,029,449
Short-Term Securities Held as Collateral for Securities Lending — 10.3%
23,475,352	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (d)	23,475,352
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $23,475,352)		23,475,352
Total Investments (Cost $238,155,371) — 109.9%		250,047,765
Liabilities in Excess of Other Assets — (9.9)%		(22,573,278)
Net Assets — 100.0%		$227,474,487
(a)	All or a portion of the security is held as collateral for written call options.

(b)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $22,914,588.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2013.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
China	17.8%
Republic of South Korea	16.3%
Brazil	10.5%
Taiwan	9.0%
India	8.2%
Indonesia	6.5%
Poland	5.0%
Turkey	4.0%
Hong Kong	3.8%
Malaysia	3.8%
Cash[1]	3.7%
United States	3.3%
Exchange-Traded Funds	2.0%
Mexico	1.7%
Philippines	1.4%
Cayman Islands	1.3%
Short-Term Securities Held as Collateral for Securities Lending	1.1%
Corporate Bonds	0.6%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments is broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 91.0%
Brazil — 10.6%
Consumer Staples — 4.2%
29,500	BRF - Brasil Foods SA ADR	$640,445
12,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar	537,809
		1,178,254
Financials — 3.7%
110,000	BM&FBOVESPA SA	604,347
33,000	Itau Unibanco Holding SA ADR	426,360
		1,030,707
Materials — 1.8%
88,000	Duratex SA	502,801
Utilities — 0.9%
25,500	Cia de Saneamento Basico do Estado de Sao Paulo	263,285
		2,975,047

Shares		Value

Common Stocks — (Continued)
Cayman Islands — 1.3%
Consumer Discretionary — 1.3%
137,300	Wynn Macau Ltd. *	$371,749
China — 18.0%
Consumer Discretionary — 3.9%
116,500	Great Wall Motor Co. Ltd.	502,438
220,000	MGM China Holdings Ltd. *	587,155
		1,089,593
Energy — 2.3%
1,850	CNOOC Ltd. ADR	309,838
3,000	PetroChina Co. Ltd. ADR (a)	332,010
		641,848
Financials — 5.3%
1,000,000	Bank of China Ltd.	411,292
1,000,000	China Construction Bank Corp.	707,836
56,000	Ping An Insurance Group Co. of China Ltd.	376,893
		1,496,021

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
China — (Continued)
Industrials — 2.6%
850,000	China Railway Construction Corp. Ltd.	$738,650
Information Technology — 1.8%
12,500	Tencent Holdings Ltd.	490,263
Utilities — 2.1%
600,000	Huaneng Power International, Inc.	594,118
		5,050,493
Hong Kong — 3.8%
Consumer Discretionary — 1.8%
325,000	Haier Electronics Group Co. Ltd.	517,919
Health Care — 2.0%
850,000	Sino Biopharmaceutical Ltd.	551,248
		1,069,167
India — 8.2%
Energy — 1.5%
30,000	Reliance Industries Ltd.	434,669
Financials — 0.9%
80,000	Rural Electrification Corp. Ltd.	269,757
Health Care — 2.1%
34,500	Sun Pharmaceutical Industries Ltd.	586,184
Information Technology — 2.0%
22,000	Tata Consultancy Services Ltd.	561,003
Materials — 1.7%
6,000	Asian Paints Ltd.	467,271
		2,318,884
Indonesia — 6.0%
Financials — 1.2%
370,000	Bank Mandiri Persero Tbk PT	335,516
Materials — 1.4%
1,600,000	Holcim Indonesia Tbk PT	394,962
Telecommunication Services — 1.5%
10,000	Telekomunikasi Indonesia Persero Tbk PT ADR	427,400
Utilities — 1.9%
900,000	Perusahaan Gas Negara PT	521,411
		1,679,289
Malaysia — 2.2%
Consumer Staples — 2.2%
700,000	Oldtown Berhad	609,081
Mexico — 1.7%
Consumer Discretionary — 1.7%
200,000	Alsea SAB de CV	474,129

Shares		Value

Common Stocks — (Continued)
Philippines — 1.4%
Utilities — 1.4%
970,000	First Gen Corp. *	$382,421
Poland — 5.0%
Financials — 5.0%
580,000	Bank Millennium SA *	909,304
11,000	Bank Pekao SA	496,509
		1,405,813
Republic of South Korea — 16.4%
Consumer Discretionary — 2.4%
43,000	Dong Ah Tire & Rubber Co. Ltd.	689,296
Consumer Staples — 2.3%
1,300	LG Household & Health Care Ltd.	635,424
Financials — 6.8%
75,480	Korean Reinsurance Co.	694,236
6,000	Samsung Life Insurance Co. Ltd.	567,624
20,000	Shinhan Financial Group Co. Ltd.	658,725
		1,920,585
Industrials — 2.5%
7,000	CJ Corp.	695,953
Information Technology — 2.4%
575	Samsung Electronics Co. Ltd.	675,937
		4,617,195
Taiwan — 9.1%
Consumer Discretionary — 2.6%
100,000	Eclat Textile Co. Ltd.	735,758
Financials — 2.7%
557,687	Fubon Financial Holding Co. Ltd.	756,735
Information Technology — 1.3%
20,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	366,400
Materials — 2.5%
564,948	Asia Cement Corp.	692,463
		2,551,356
Turkey — 4.0%
Consumer Staples — 2.0%
38,000	Anadolu Efes Biracilik ve Malt Sanayii AS	551,667
Industrials — 2.0%
47,000	Yazicilar Holding AS	575,102
		1,126,769
United States — 3.3%
Consumer Staples — 1.3%
12,500	Mondelez International, Inc., Class A	356,625

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Information Technology — 2.0%
1,000	MasterCard, Inc., Class A	$574,500
		931,125
Total Common Stocks (Cost $25,719,876)		25,562,518
Exchange-Traded Funds — 3.7%
29,500	iShares MSCI Malaysia ETF	458,725
15,000	iShares MSCI Emerging Markets ETF	578,550
Total Exchange-Traded Funds (Cost $1,010,867)		1,037,275
Corporate Bonds — 0.5%
Multi-Nationals — 0.5%
350,000	European Bank for Reconstruction & Development, Series E, MTN, 9.500%, 11/6/13 (b)	157,018
Total Corporate Bonds (Cost $192,763)		157,018
Foreign Government Bonds — 0.6%
Indonesia — 0.6%
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (c)	175,402
Total Foreign Government Bonds (Cost $201,677)		175,402
Cash Equivalents — 3.8%
1,062,247	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (d) (e)	1,062,247
Total Cash Equivalents (Cost $1,062,247)		1,062,247

Shares		Value

Short-Term Securities Held as Collateral for Securities Lending — 1.1%
306,390	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (e)	$306,390
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $306,390)		306,390
Total Investments (Cost $28,493,820) — 100.7%		28,300,850
Liabilities in Excess of Other Assets — (0.7)%		(205,037)
Net Assets — 100.0%		$28,095,813
(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $320,943.
(b)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.
(c)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(d)	Investment in affiliate.
(e)	Rate disclosed is the seven day yield as of June 30, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Income Equity Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Energy	15.5%
Financials	14.7%
Short-Term Securities Held as Collateral for Securities Lending	11.2%
Information Technology	9.8%
Industrials	9.8%
Health Care	7.7%
Consumer Staples	6.9%
Real Estate Investment Trusts	6.3%
Consumer Discretionary	5.1%
Utilities	4.9%
Materials	4.0%
Telecommunication Services	3.2%
Cash[1]	0.9%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 99.0%
Consumer Discretionary — 5.8%
49,000	Comcast Corp., Class A (a)	$2,052,120
132,000	Ford Motor Co. (a)	2,042,040
90,500	Shaw Communications, Inc., Class B (b)	2,174,715
61,500	Thomson Reuters Corp.	2,003,055
		8,271,930
Consumer Staples — 7.8%
57,500	Altria Group, Inc.	2,011,925
58,500	ConAgra Foods, Inc.	2,043,405
40,900	General Mills, Inc.	1,984,877
20,700	Kimberly-Clark Corp.	2,010,798
29,900	Unilever PLC ADR	1,209,455
43,500	Walgreen Co. (a)	1,922,700
		11,183,160
Energy — 17.5%
47,300	BP PLC ADR	1,974,302
19,500	Chevron Corp.	2,307,630
18,300	China Petroleum & Chemical Corp. ADR	1,674,450
37,900	ConocoPhillips	2,292,950
42,700	Eni SpA ADR (b)	1,752,408
38,700	Enterprise Products Partners LP (b)	2,405,205
11,300	Exxon Mobil Corp.	1,020,955
69,000	Marathon Oil Corp. (a)	2,386,020

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
22,500	Occidental Petroleum Corp.	$2,007,675
29,900	Royal Dutch Shell PLC ADR	1,907,620
41,100	Total SA ADR (b)	2,001,570
39,400	TransCanada Corp.	1,698,534
48,400	Valero Energy Corp. (a)	1,682,868
		25,112,187
Financials — 16.5%
36,800	Aflac, Inc.	2,138,816
35,000	Bank of Montreal (b)	2,031,050
32,200	Bank of Nova Scotia (b)	1,724,310
100,000	Blackstone Group LP (a)	2,106,000
25,400	Canadian Imperial Bank of Commerce (b)	1,802,892
124,000	Fifth Third Bancorp	2,238,200
38,200	HSBC Holdings PLC ADR	1,982,580
44,400	JPMorgan Chase & Co.	2,343,876
32,300	Royal Bank of Canada	1,883,413
96,000	SLM Corp.	2,194,560
28,900	Travelers Cos., Inc./The	2,309,688
24,100	Wells Fargo & Co.	994,607
		23,749,992
Health Care — 8.7%
45,200	AbbVie, Inc. (a)	1,868,568
38,100	AstraZeneca PLC ADR	1,802,130

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Income Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Health Care — (Continued)
31,800	Cardinal Health, Inc.	$1,500,960
33,900	Eli Lilly & Co. (a)	1,665,168
40,000	GlaxoSmithKline PLC ADR	1,998,800
40,700	Merck & Co., Inc.	1,890,515
63,500	Pfizer, Inc.	1,778,635
		12,504,776
Industrials — 11.0%
11,400	3M Co.	1,246,590
92,500	ABB Ltd. ADR (b)	2,003,550
23,800	Deere & Co.	1,933,750
32,700	Eaton Corp. PLC (a)	2,151,987
93,500	General Electric Co.	2,168,265
25,900	Honeywell International, Inc.	2,054,906
66,188	Koninklijke (Royal) Philips Electronics NV (b)	1,799,662
60,500	Waste Management, Inc.	2,439,965
		15,798,675
Information Technology — 11.0%
4,900	Apple, Inc. (a)	1,940,792
54,500	CA, Inc.	1,560,335
49,100	Canon, Inc. ADR	1,613,917
89,500	Cisco Systems, Inc.	2,175,745
101,000	Hewlett-Packard Co. (a)	2,504,800
89,500	Intel Corp.	2,167,690
53,000	Paychex, Inc. (b)	1,935,560
56,000	Texas Instruments, Inc.	1,952,720
		15,851,559
Materials — 4.5%
25,200	Air Products & Chemicals, Inc.	2,307,564
56,500	Dow Chemical Co./The	1,817,605
36,100	Lyondellbasell Industries N.V. (a)	2,391,986
		6,517,155
Real Estate Investment Trusts — 7.1%
43,700	HCP, Inc.	1,985,728
30,200	Health Care REIT, Inc.	2,024,306
82,000	Hospitality Properties Trust	2,154,960
94,500	Kimco Realty Corp.	2,025,135
85,000	Mack-Cali Realty Corp.	2,081,650
		10,271,779

Shares		Value

Common Stocks — (Continued)
Telecommunication Services — 3.5%
48,500	AT&T, Inc.	$1,716,900
34,200	Verizon Communications, Inc.	1,721,628
213,000	Windstream Corp. (b)	1,642,230
		5,080,758
Utilities — 5.6%
28,900	Entergy Corp.	2,013,752
52,000	FirstEnergy Corp.	1,941,680
43,800	PG&E Corp.	2,002,974
67,000	PPL Corp.	2,027,420
		7,985,826
Total Common Stocks (Cost $126,836,396)		142,327,797
Cash Equivalents — 1.0%
1,427,059	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	1,427,059
Total Cash Equivalents (Cost $1,427,059)		1,427,059
Short-Term Securities Held as Collateral for Securities Lending — 12.6%
18,129,042	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (d)	18,129,042
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $18,129,042)		18,129,042
Total Investments (Cost $146,392,497) — 112.6%		161,883,898
Liabilities in Excess of Other Assets — (12.6)%		(18,061,813)
Net Assets — 100.0%		$143,822,085
(a)	All or a portion of the security is held as collateral for written call options.

(b)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $17,802,079.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2013.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Japan	21.6%
United Kingdom	21.5%
Germany	7.6%
France	6.7%
Switzerland	6.0%
Singapore	5.9%
Sweden	5.5%
United States	5.4%
Australia	2.9%
Spain	2.2%
Canada	2.1%
Belgium	2.0%
Hong Kong	2.0%
Short-Term Securities Held as Collateral for Securities Lending	1.6%
Italy	1.5%
Norway	1.3%
Cash[1]	1.3%
Taiwan	1.3%
Netherlands	0.9%
Denmark	0.7%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments is broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 97.1%
Australia — 2.9%
Consumer Staples — 0.9%
72,000	Wesfarmers Ltd.	$2,607,288
Financials — 2.0%
280,000	Suncorp Group Ltd.	3,052,078
112,000	Westpac Banking Corp.	2,957,853
		6,009,931
		8,617,219
Belgium — 2.0%
Consumer Staples — 2.0%
65,000	Anheuser-Busch InBev NV	5,786,333
Canada — 2.1%
Consumer Discretionary — 1.1%
45,000	Dollarama, Inc.	3,149,465

Shares		Value

Common Stocks — (Continued)
Canada — (Continued)
Industrials — 1.0%
30,000	Canadian National Railway Co.	$2,920,846
		6,070,311
Denmark — 0.7%
Health Care — 0.7%
14,000	Novo-Nordisk A/S ADR	2,169,580
France — 6.8%
Financials — 4.6%
328,900	AXA SA ADR	6,476,041
82,011	BNP Paribas (a)	4,480,848
300,000	Credit Agricole SA *	2,578,458
		13,535,347

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
France — (Continued)
Health Care — 2.2%
61,000	Sanofi-Aventis	$6,321,926
		19,857,273
Germany — 7.6%
Financials — 1.5%
30,000	Allianz SE	4,383,339
Health Care — 1.1%
30,000	Bayer AG *	3,199,349
Industrials — 3.7%
165,000	GEA Group AG	5,848,292
48,700	Siemens AG	4,922,297
		10,770,589
Materials — 1.3%
45,000	BASF SE	4,019,980
		22,373,257
Hong Kong — 2.0%
Financials — 2.0%
687,000	Wharf (Holdings) Ltd./The	5,775,164
Italy — 1.5%
Energy — 1.5%
210,000	Eni SpA	4,313,440
Japan — 20.7%
Consumer Discretionary — 5.3%
150,000	Denso Corp.	7,054,998
160,000	Honda Motor Co. Ltd.	5,944,447
20,000	Toyota Motor Corp. ADR	2,413,200
		15,412,645
Consumer Staples — 1.8%
66,644	Unicharm Corp.	3,769,449
32,800	Welcia Holdings Co. Ltd.	1,503,010
		5,272,459
Financials — 3.2%
180,000	Mitsubishi Estate Co. Ltd.	4,792,862
100,000	Sumitomo Mitsui Financial Group, Inc.	4,587,387
		9,380,249
Industrials — 4.4%
400,000	KUBOTA Corp.	5,839,593
128,000	Makita Corp.	6,917,175
		12,756,768
Information Technology — 3.2%
15,680	KEYENCE Corp.	5,003,498
57,000	Murata Manufacturing Co. Ltd.	4,338,862
		9,342,360

Shares		Value

Common Stocks — (Continued)
Japan — (Continued)
Materials — 1.2%
260,000	Kuraray Co. Ltd.	$3,648,939
Telecommunication Services — 1.6%
80,000	Softbank Corp.	4,670,061
		60,483,481
Netherlands — 0.9%
Materials — 0.9%
40,000	Lyondellbasell Industries N.V.	2,650,400
Norway — 1.4%
Materials — 1.4%
1,000,000	Norsk Hydro ASA (a)	3,990,511
Singapore — 5.9%
Financials — 2.1%
500,000	DBS Group Holdings Ltd.	6,114,061
Industrials — 1.9%
667,877	Keppel Corp Ltd.	5,479,714
Real Estate Investment Trust — 0.0%
133,575	Keppel REIT	136,466
Telecommunication Services — 1.9%
1,883,930	Singapore Telecommunications Ltd.	5,603,175
		17,333,416
Spain — 2.3%
Financials — 2.3%
500,000	Banco Bilbao Vizcaya SA	4,194,598
384,899	Banco Santander SA ADR (a)	2,490,297
		6,684,895
Sweden — 5.6%
Consumer Discretionary — 1.9%
168,200	Hennes & Mauritz AB	5,527,829
Industrials — 1.6%
349,000	Volvo AB	4,673,248
Materials — 2.1%
242,000	Svenska Cellulosa AB (SCA)	6,073,185
		16,274,262
Switzerland — 6.1%
Financials — 1.5%
48,000	ACE Ltd.	4,295,040
Health Care — 3.3%
89,000	Novartis AG	6,322,080
13,000	Roche Holding AG	3,234,139
		9,556,219
Materials — 1.3%
50,000	Syngenta AG ADR	3,893,000
		17,744,259

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Taiwan — 1.3%
Information Technology — 1.3%
209,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$3,844,525
United Kingdom — 21.8%
Consumer Discretionary — 2.8%
400,000	Greene King PLC	4,715,187
45,000	Liberty Global PLC, Class A *	3,333,600
		8,048,787
Consumer Staples — 4.9%
50,000	Diageo PLC ADR	5,747,500
46,000	Reckitt Benckiser Group PLC	3,252,080
134,000	Unilever PLC	5,425,629
		14,425,209
Financials — 2.4%
1,258,000	Barclays PLC	5,328,011
31,000	HSBC Holdings PLC ADR	1,608,900
		6,936,911
Health Care — 3.4%
83,000	AstraZeneca PLC ADR	3,925,900
118,850	GlaxoSmithKline PLC ADR	5,938,934
		9,864,834
Industrials — 2.4%
409,000	Rolls-Royce Holdings PLC *	7,054,620
Information Technology — 0.6%
3,200,000	Monitise PLC *	1,679,215
Telecommunication Services — 3.5%
1,059,000	BT Group PLC	4,980,497
1,840,000	Vodafone Group PLC	5,257,343
		10,237,840
Utilities — 1.8%
231,100	SSE PLC	5,353,492
		63,600,908
United States — 5.5%
Energy — 2.3%
53,000	Apache Corp.	4,442,990
33,352	Schlumberger Ltd.	2,390,004
		6,832,994
Financials — 1.2%
70,000	Citigroup, Inc.	3,357,900

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Information Technology — 2.0%
7,000	MasterCard, Inc., Class A	$4,021,500
22,000	Stratasys Ltd. (a) *	1,842,280
		5,863,780
		16,054,674
Total Common Stocks (Cost $240,334,523)		283,623,908
Closed-End Fund — 1.2%
400,000	Japan Smaller Capitalization Fund, Inc.	3,428,000
Total Closed-End Fund (Cost $3,469,010)		3,428,000
Cash Equivalents — 1.3%
3,858,216	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	3,858,216
Total Cash Equivalents (Cost $3,858,216)		3,858,216
Short-Term Securities Held as Collateral for Securities Lending — 1.7%
4,819,186	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (c)	4,819,186
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $4,819,186)		4,819,186
Total Investments (Cost $252,480,935) — 101.3%		295,729,310
Liabilities in Excess of Other Assets — (1.3)%		(3,699,124)
Net Assets — 100.0%		$292,030,186
(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $4,669,262.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mid Corp America Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	16.1%
Health Care	15.9%
Financials	14.1%
Industrials	13.3%
Consumer Discretionary	8.6%
Real Estate Investment Trusts	5.9%
Energy	5.7%
Short-Term Securities Held as Collateral for Securities Lending	4.9%
Cash[1]	4.7%
Materials	4.4%
Consumer Staples	3.4%
Utilities	2.6%
Telecommunication Services	0.4%
Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 95.3%
Consumer Discretionary — 9.1%
7,120	Advance Auto Parts, Inc.	$577,930
25,340	Bob Evans Farms, Inc.	1,190,473
22,400	BorgWarner, Inc. *	1,929,760
36,500	D.R. Horton, Inc.	776,720
40,260	Iconix Brand Group, Inc. *	1,184,047
25,870	Kohl’s Corp.	1,306,694
43,640	Nordstrom, Inc.	2,615,782
24,650	PetSmart, Inc.	1,651,303
31,050	Ross Stores, Inc.	2,012,350
		13,245,059
Consumer Staples — 3.5%
27,380	Church & Dwight Co., Inc.	1,689,620
25,950	Constellation Brands, Inc., Class A *	1,352,514
45,900	Dr. Pepper Snapple Group, Inc. (a)	2,108,187
		5,150,321
Energy — 6.0%
32,320	Helmerich & Payne, Inc.	2,018,384
28,710	Murphy Oil Corp.	1,748,152
33,840	Noble Energy, Inc.	2,031,754
33,810	Oceaneering International, Inc.	2,441,082
11,250	Unit Corp. *	479,025
		8,718,397

Shares		Value

Common Stocks — (Continued)
Financials — 14.9%
83,750	Brown & Brown, Inc.	$2,700,100
27,390	Community Bank System, Inc.	844,981
27,170	Cullen/Frost Bankers, Inc. (a)	1,814,141
50,670	Discover Financial Services	2,413,919
4,310	Everest Re Group Ltd.	552,801
147,440	First Niagara Financial Group, Inc.	1,484,721
21,800	Invesco Ltd.	693,240
9,800	Jones Lang LaSalle, Inc.	893,172
31,600	Montpelier Re Holdings Ltd.	790,316
45,400	Principal Financial Group, Inc.	1,700,230
33,810	Prosperity Bancshares, Inc.	1,751,020
11,120	T. Rowe Price Group, Inc.	813,428
45,885	Torchmark Corp.	2,988,949
75,243	Unum Group	2,209,887
		21,650,905
Health Care — 16.7%
38,830	Actavis, Inc. *	4,901,123
56,750	AmerisourceBergen Corp.	3,168,352
39,930	Cepheid, Inc. (a) *	1,374,391
14,230	Computer Programs & Systems, Inc.	699,262
62,020	Life Technologies Corp. *	4,590,100
120,170	Mylan, Inc. *	3,728,875
16,000	Quest Diagnostics, Inc.	970,080
54,330	St. Jude Medical, Inc.	2,479,078

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mid Corp America Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Health Care — (Continued)
28,496	Thermo Fisher Scientific, Inc.	$2,411,616
		24,322,877
Industrials — 14.1%
10,200	Alliant Techsystems, Inc.	839,766
58,560	Babcock & Wilcox Co./The	1,758,557
16,000	Elbit Systems Ltd.	673,280
9,960	Flowserve Corp.	537,940
64,270	Jacobs Engineering Group, Inc. *	3,543,205
53,400	John Bean Technologies Corp.	1,121,934
59,510	Kennametal, Inc.	2,310,773
17,270	Rockwell Automation, Inc.	1,435,828
64,280	Rollins, Inc.	1,664,852
21,000	Ryder System, Inc.	1,276,590
11,490	Stericycle, Inc. *	1,268,841
54,740	Timken Co.	3,080,767
10,000	UniFirst Corp.	912,500
		20,424,833
Information Technology — 17.0%
34,170	BMC Software, Inc. *	1,542,434
31,140	Broadcom Corp., Class A	1,051,286
40,580	Citrix Systems, Inc. *	2,448,191
53,400	CTS Corp.	728,376
32,866	Fidelity National Information Services, Inc.	1,407,979
14,100	Fiserv, Inc. *	1,232,481
10,250	FleetCor Technologies, Inc. *	833,325
71,510	FLIR Systems, Inc.	1,928,625
33,000	Harris Corp.	1,625,250
27,560	j2 Global, Inc. (a)	1,171,576
25,700	Molex, Inc. (a)	754,038
30,800	NCR Corp. *	1,016,092
17,900	NetApp, Inc. *	676,262
49,600	NVIDIA Corp.	695,888
25,800	Progress Software Corp. *	593,658
26,800	Seagate Technology PLC	1,201,444
53,600	Synopsys, Inc. *	1,916,200
20,600	Syntel, Inc.	1,295,122
50,280	Teradata Corp. *	2,525,564
		24,643,791
Materials — 4.7%
33,910	Albemarle Corp.	2,112,254
12,000	Ball Corp.	498,480
54,000	FMC Corp.	3,297,240
9,500	Silver Wheaton Corp.	186,865
20,000	Sonoco Products Co.	691,400
		6,786,239

Shares		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — 6.2%
26,810	EPR Properties (a)	$1,347,739
22,470	Highwoods Properties, Inc.	800,157
12,200	Home Properties, Inc.	797,514
104,800	Medical Properties Trust, Inc.	1,500,736
13,360	Mid-America Apartment Communities, Inc.	905,407
16,690	PS Business Parks, Inc.	1,204,517
22,800	Rayonier, Inc.	1,262,892
18,260	Sovran Self Storage, Inc.	1,183,065
		9,002,027
Telecommunication Services — 0.4%
18,000	TELUS Corp.	525,420
Utilities — 2.7%
63,980	CMS Energy Corp.	1,738,337
6,980	DTE Energy Co.	467,730
33,700	Portland General Electric Co.	1,030,883
26,130	Xcel Energy, Inc.	740,524
		3,977,474
Total Common Stocks (Cost $77,523,827)		138,447,343
Cash Equivalents — 4.9%
7,173,403	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	7,173,403
Total Cash Equivalents (Cost $7,173,403)		7,173,403
Short-Term Securities Held as Collateral for Securities Lending — 5.2%
7,555,534	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (c)	7,555,534
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $7,555,534)		7,555,534
Total Investments (Cost $92,252,764) — 105.4%		153,176,280
Liabilities in Excess of Other Assets — (5.4)%		(7,859,881)
Net Assets — 100.0%		$145,316,399
(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $7,409,102.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Energy	33.7%
Short-Term Securities Held as Collateral for Securities Lending	19.8%
Industrials	15.2%
Materials	13.1%
Exchange-Traded Funds	5.6%
Real Estate Investments	4.4%
Cash[1]	3.6%
Closed-End Funds	2.0%
Exchange-Traded Notes	1.3%
Consumer Staples	1.3%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 78.4%
Consumer Staples — 1.6%
19,980	Bunge Ltd.	$1,413,985
Energy — 41.8%
193,500	Adaro Energy Tbk PT ADR	774,000
61,900	Cameco Corp. (a)	1,278,854
60,500	Canadian Natural Resources Ltd.	1,709,730
91,000	Canadian Oil Sands Ltd. (a)	1,689,242
80,000	Cheniere Energy, Inc. *	2,220,800
101,110	Chesapeake Energy Corp.	2,060,622
84,100	Cosan Ltd.	1,359,056
30,550	Enbridge, Inc.	1,285,238
74,390	EnCana Corp.	1,260,167
45,100	Enterprise Products Partners LP (a)	2,802,965
42,700	Halliburton Co.	1,781,444
28,700	Helmerich & Payne, Inc.	1,792,315
36,636	Kinder Morgan, Inc.	1,397,663
40,600	Magellan Midstream Partners LP (a)	2,212,700
102,280	Natural Resource Partners LP (a)	2,103,900
33,500	Sasol Ltd. ADR	1,450,885
24,900	Schlumberger Ltd.	1,784,334
64,900	Spectra Energy Corp.	2,236,454
78,046	Statoil ASA ADR	1,614,772
59,300	Suncor Energy, Inc.	1,748,757
43,200	Tenaris SA ADR (a)	1,739,664
28,600	Transocean Ltd.	1,371,370
		37,674,932
Industrials — 18.8%
27,600	AGCO Corp.	1,385,244
22,200	Caterpillar, Inc.	1,831,278

Shares		Value

Common Stocks — (Continued)
Industrials — (Continued)
54,040	Chicago Bridge & Iron Co. NV	$3,224,026
21,970	Deere & Co.	1,785,062
37,790	GATX Corp.	1,792,380
77,710	Harsco Corp.	1,802,095
34,000	Joy Global, Inc.	1,650,020
10,940	Lindsay Corp.	820,281
88,800	Primoris Services Corp.	1,751,136
6,210	Valmont Industries, Inc.	888,589
		16,930,111
Materials — 16.2%
20,970	Agrium, Inc. (a)	1,823,551
46,700	Barrick Gold Corp.	735,058
14,800	BHP Billiton Ltd. ADR (a)	853,368
32,500	Freeport-McMoRan Copper & Gold, Inc. (b)	897,325
67,900	Olin Corp.	1,624,168
17,100	Praxair, Inc.	1,969,236
33,450	Rio Tinto PLC ADR (a)	1,374,126
107,000	Stillwater Mining Co. *	1,149,180
22,000	Syngenta AG ADR	1,712,920
8,200	Terra Nitrogen Co. LP (a)	1,754,718
57,200	Vale SA ADR (a)	752,180
		14,645,830
Total Common Stocks (Cost $71,658,892)		70,664,858

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	(Continued)

Shares		Value

Exchange-Traded Funds — 6.9%
121,030	iShares Silver Trust (a) *	$2,295,939
84,200	Market Vectors Junior Gold Miners Fund ETF	771,272
36,300	Market Vectors Oil Services ETF (a)	1,552,914
63,500	PowerShares DB Agriculture Fund *	1,581,785
Total Exchange-Traded Funds (Cost $10,389,362)		6,201,910
Real Estate Investments (c) (d) (e) — 5.5%
	Discount Retail Portfolio II DST (f)	918,247
	Grocery & Pharmacy DST	999,052
	New York Power DST (f)	862,254
	Scotts Gahanna LLC (f)	1,286,331
	Winston-Salem DST	859,037
Total Real Estate Investments (Cost $5,144,000)		4,924,921
Closed-End Fund — 2.5%
167,621	Central Fund of Canada Ltd., Class A	2,279,646
Total Closed-End Fund (Cost $2,248,622)		2,279,646
Exchange-Traded Notes — 1.6%
52,400	iPath Dow Jones-UBS Livestock Sub-Index Total Return ETN, 10/22/37 (a) *	1,421,612
Total Exchange-Traded Notes (Cost $1,503,754)		1,421,612
Cash Equivalents — 4.5%
4,038,047	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (f) (g)	4,038,047
Total Cash Equivalents (Cost $4,038,047)		4,038,047

Shares		Value

Short-Term Securities Held as Collateral for Securities Lending — 24.5%
22,112,481	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (g)	$22,112,481
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $22,112,481)		22,112,481
Total Investments (Cost $117,095,158) — 123.9%		111,643,475
Liabilities in Excess of Other Assets — (23.9)%		(21,520,953)
Net Assets — 100.0%		$90,122,522
(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $21,850,924.

(b)	All or a portion of the security is held as collateral for written call options.

(c)	Illiquid security.

(d)	Security is currently being valued according to the fair value procedures approved by the Pricing Committee.

(e)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.

(f)	Investment in affiliate.

(g)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Rotating Markets Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Industrials	16.8%
Information Technology	12.6%
Consumer Discretionary	11.8%
Financials	11.0%
Health Care	9.3%
Real Estate Investment Trusts	8.6%
Materials	6.5%
Energy	5.2%
Short-Term Securities Held as Collateral for Securities Lending	4.1%
Utilities	4.1%
Consumer Staples	3.6%
Exchange-Traded Funds	3.0%
Cash[1]	2.7%
Telecommunication Services	0.7%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 94.4%
Consumer Discretionary — 12.4%
2,387	Aaron’s, Inc.	$66,860
1,625	Advance Auto Parts, Inc.	131,901
4,074	American Eagle Outfitters, Inc.	74,391
3,907	Chico’s FAS, Inc.	66,653
2,467	Cinemark Holdings, Inc.	68,879
2,328	Dick’s Sporting Goods, Inc.	116,540
3,239	Foot Locker, Inc.	113,786
3,416	Gentex Corp.	78,739
2,220	Hanesbrands, Inc.	114,152
2,336	Jarden Corp. *	102,200
1,743	John Wiley & Sons, Inc., Class A	69,877
1,586	Lamar Advertising Co., Class A *	68,832
3,289	Life Time Fitness, Inc. *	164,812
5,633	LKQ Corp. *	145,050
1,243	Mohawk Industries, Inc. *	139,825
97	NVR, Inc. *	89,434
655	Panera Bread Co., Class A *	121,791
1,406	Polaris Industries, Inc.	133,570
1,636	PVH Corp.	204,582
331	Sears Canada, Inc. *	3,273
5,220	Service Corp. International	94,117
1,973	Signet Jewelers Ltd.	133,039
2,196	Sotheby’s	83,250
2,937	Toll Brothers, Inc. *	95,834
1,359	Tractor Supply Co.	159,832

Shares		Value

Common Stocks — (Continued)
Consumer Discretionary — (Continued)
1,355	Tupperware Brands Corp.	$105,270
1,895	Under Armour, Inc., Class A *	113,150
2,385	Williams-Sonoma, Inc.	133,298
		2,992,937
Consumer Staples — 3.8%
2,235	Church & Dwight Co., Inc.	137,922
1,646	Energizer Holdings, Inc.	165,439
3,886	Green Mountain Coffee Roasters, Inc. (a) *	291,683
2,660	Hillshire Brands Co.	87,993
1,585	Ingredion, Inc.	104,008
3,837	Smithfield Foods, Inc. *	125,662
		912,707
Energy — 5.4%
1,866	Cimarex Energy Co.	121,271
1,679	Dresser-Rand Group, Inc. *	100,706
1,178	Dril-Quip, Inc. *	106,362
2,050	Energen Corp.	107,133
3,738	HollyFrontier Corp.	159,912
2,207	Oceaneering International, Inc.	159,345
1,539	Oil States International, Inc. *	142,573
3,795	Patterson-UTI Energy, Inc.	73,452
1,446	Rosetta Resources, Inc. *	61,484

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Rotating Markets Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
1,543	SM Energy Co. *	$92,549
3,881	Superior Energy Services, Inc. *	100,673
2,172	World Fuel Services Corp.	86,837
		1,312,297
Financials — 11.5%
1,177	Affiliated Managers Group, Inc. *	192,957
308	Alleghany Corp. *	118,059
1,828	Arthur J Gallagher & Co.	79,865
2,399	Brown & Brown, Inc.	77,344
2,030	CBOE Holdings, Inc.	94,679
1,519	City National Corp.	96,259
2,006	Commerce Bancshares, Inc.	87,381
2,415	Eaton Vance Corp.	90,780
1,051	Everest Re Group Ltd.	134,801
2,565	Federated Investors, Inc., Class B (a)	70,307
4,099	Fidelity National Financial, Inc., Class A	97,597
9,667	First Niagara Financial Group, Inc.	97,347
7,059	Fulton Financial Corp.	81,037
2,542	Hancock Holding Co.	76,438
1,934	HCC Insurance Holdings, Inc.	83,375
948	Jones Lang LaSalle, Inc.	86,401
3,149	Kemper Corp.	107,853
3,277	MSCI, Inc., Class A *	109,026
5,510	Old Republic International Corp.	70,914
9,007	Protective Life Corp.	345,959
2,158	Raymond James Financial, Inc.	92,751
1,703	Reinsurance Group of America, Inc.	117,694
2,771	SEI Investments Co.	78,780
4,539	TCF Financial Corp. (a)	64,363
6,894	Valley National Bancorp (a)	65,286
1,939	Waddell & Reed Financial, Inc., Class A	84,346
1,967	WR Berkley Corp.	80,372
		2,781,971
Health Care — 9.7%
1,786	Community Health Systems, Inc. *	83,728
1,035	Cooper Cos., Inc./The	123,217
1,263	Covance, Inc. *	96,165
3,205	Endo Pharmaceuticals Holdings, Inc. *	117,912
6,164	Health Management Associates, Inc. *	96,898
1,742	Henry Schein, Inc. *	166,796
2,140	Hill-Rom Holdings, Inc.	72,075
2,171	HMS Holdings Corp. *	50,584
6,238	Hologic, Inc. *	120,393
1,188	IDEXX Laboratories, Inc. (a) *	106,659
940	Mednax, Inc. *	86,085
624	Mettler-Toledo International, Inc.*	125,549
1,940	Omnicare, Inc.	92,557
1,386	Regeneron Pharmaceuticals, Inc. *	311,684
2,773	ResMed, Inc. (a)	125,145
1,145	Techne Corp.	79,097
1,442	Universal Health Services, Inc., Class B	96,556
4,169	Vertex Pharmaceuticals, Inc. *	332,978
1,333	WellCare Health Plans, Inc. *	74,048
		2,358,126

Shares		Value

Common Stocks — (Continued)
Industrials — 17.6%
2,817	AECOM Technology Corp. *	$89,552
2,453	AGCO Corp.	123,116
1,566	Alaska Air Group, Inc. *	81,432
4,332	AMETEK, Inc.	183,244
2,474	BE Aerospace, Inc. *	156,060
1,313	Carlisle Cos., Inc.	81,813
197	Chicago Bridge & Iron Co. NV	11,753
1,501	Clean Harbors, Inc. *	75,846
2,082	Copart, Inc. *	64,126
2,583	Corrections Corp. of America	87,486
1,354	Crane Co.	81,132
2,868	Donaldson Co., Inc.	102,273
1,154	Esterline Technologies Corp. *	83,423
3,123	Fortune Brands Home & Security, Inc.	120,985
1,304	Gardner Denver, Inc.	98,035
1,817	GATX Corp.	86,180
1,972	General Cable Corp.	60,639
1,045	Genesee & Wyoming, Inc., Class A *	88,658
1,552	Graco, Inc.	98,102
1,063	Hubbell, Inc., Class B	105,237
1,810	IDEX Corp.	97,396
1,874	JB Hunt Transport Services, Inc.	135,378
2,163	Kansas City Southern	229,191
3,247	KBR, Inc.	105,527
1,956	Kennametal, Inc.	75,951
1,374	Kirby Corp. *	109,288
1,133	Lennox International, Inc.	73,124
1,605	Lincoln Electric Holdings, Inc.	91,918
1,758	Manpower, Inc.	96,338
1,112	MSC Industrial Direct Co., Inc., Class A	86,136
1,230	Nordson Corp.	85,251
2,104	Oshkosh Corp. *	79,889
899	Regal-Beloit Corp.	58,291
1,555	SPX Corp.	111,929
2,316	Terex Corp. *	60,911
1,728	Timken Co.	97,252
1,799	Towers Watson & Co., Class A	147,410
2,149	Trinity Industries, Inc.	82,608
1,259	Triumph Group, Inc.	99,650
2,090	United Rentals, Inc. *	104,312
1,689	URS Corp.	79,755
528	Valmont Industries, Inc.	75,552
2,158	Wabtec Corp.	115,302
2,123	Woodward, Inc.	84,920
		4,262,371
Information Technology — 13.2%
1,040	Alliance Data Systems Corp. *	188,271
1,784	ANSYS, Inc. *	130,410
3,329	Arrow Electronics, Inc. *	132,661
10,517	Atmel Corp. *	77,300
3,515	Avnet, Inc. *	118,104
5,992	Cadence Design Systems, Inc. *	86,764
5,972	Compuware Corp.	61,810
1,167	Concur Technologies, Inc. (a) *	94,970
2,597	Cree, Inc. *	165,844

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Rotating Markets Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Information Technology — (Continued)
915	Equinix, Inc. *	$169,019
1,105	Factset Research Systems, Inc. (a)	112,644
1,882	Gartner, Inc. *	107,255
2,043	Global Payments, Inc.	94,632
2,447	Informatica Corp. *	85,596
6,141	Ingram Micro, Inc., Class A *	116,618
1,536	Jack Henry & Associates, Inc.	72,392
2,389	MICROS Systems, Inc. *	103,085
3,360	National Instruments Corp.	93,878
3,431	NCR Corp. *	113,189
3,279	PTC, Inc. *	80,434
2,042	Rackspace Hosting, Inc. *	77,371
3,725	Riverbed Technology, Inc. *	57,961
2,679	Semtech Corp. *	93,845
4,274	Skyworks Solutions, Inc. *	93,558
1,277	SolarWinds, Inc. *	49,560
1,456	Solera Holdings, Inc.	81,026
3,667	Synopsys, Inc. *	131,095
1,619	Tech Data Corp. *	76,239
3,812	TIBCO Software, Inc. *	81,577
4,902	Trimble Navigation Ltd. *	127,501
2,517	VeriFone Systems, Inc. *	42,311
1,631	Zebra Technologies Corp., Class A *	70,851
		3,187,771
Materials — 6.9%
1,876	Albemarle Corp.	116,856
1,852	AptarGroup, Inc.	102,249
1,957	Ashland, Inc.	163,409
1,836	Carpenter Technology Corp.	82,749
3,875	Commercial Metals Co.	57,234
1,096	Cytec Industries, Inc.	80,282
1,099	Domtar Corp.	73,084
21	Freeport-McMoRan Copper & Gold, Inc.	580
1,071	Martin Marietta Materials, Inc.	105,408
265	NewMarket Corp.	69,578
1,788	Packaging Corp. of America	87,540
1,495	Reliance Steel & Aluminum Co.	98,012
1,387	Rock-Tenn Co., Class A	138,534
1,267	Royal Gold, Inc.	53,315
2,461	RPM International, Inc.	78,604
2,061	Sensient Technologies Corp.	83,409
2,236	Sonoco Products Co.	77,299
5,430	Steel Dynamics, Inc.	80,961
1,708	Valspar Corp.	110,456
		1,659,559
Real Estate Investment Trusts — 8.9%
1,404	Alexandria Real Estate Equities, Inc.	92,271
2,497	American Campus Communities, Inc.	101,528
12,981	BioMed Realty Trust, Inc.	262,606
1,351	Camden Property Trust	93,408
7,652	Duke Realty Corp.	119,295
684	Essex Property Trust, Inc.	108,701
2,010	Extra Space Storage, Inc.	84,279
1,500	Federal Realty Investment Trust	155,520

Shares		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — (Continued)
1,040	Home Properties, Inc.	$67,985
2,648	Hospitality Properties Trust	69,589
2,208	Liberty Property Trust	81,608
1,974	Macerich Co./The	120,355
2,577	Rayonier, Inc.	142,740
3,707	Realty Income Corp. (a)	155,397
1,853	Regency Centers Corp.	94,151
3,289	Senior Housing Properties Trust	85,284
1,225	Taubman Centers, Inc.	92,059
6,597	UDR, Inc.	168,158
2,346	Weingarten Realty Investors	72,186
		2,167,120
Telecommunication Services — 0.7%
2,977	Telephone & Data Systems, Inc.	73,383
3,369	TW Telecom, Inc. *	94,804
		168,187
Utilities — 4.3%
2,540	Aqua America, Inc.	79,477
1,843	Atmos Energy Corp.	75,674
1,502	Black Hills Corp.	73,222
1,376	IDACORP, Inc.	65,718
1,904	National Fuel Gas Co.	110,337
5,072	NV Energy, Inc.	118,989
1,945	OGE Energy Corp.	132,649
3,934	Questar Corp.	93,826
2,264	UGI Corp.	88,545
3,357	Vectren Corp.	113,567
2,947	Westar Energy, Inc.	94,186
		1,046,190
Total Common Stocks (Cost $21,607,668)		22,849,236
Exchange-Traded Funds — 3.1%
3,584	SPDR S&P MidCap 400 ETF Trust	754,002
Total Exchange-Traded Funds (Cost $711,989)		754,002
Cash Equivalents — 2.9%
691,738	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	691,738
Total Cash Equivalents (Cost $691,738)		691,738
Short-Term Securities Held as Collateral for Securities Lending — 4.3%
1,048,283	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (c)	1,048,283
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,048,283)		1,048,283
Total Investments (Cost $24,059,678) — 104.7%		$25,343,259
Liabilities in Excess of Other Assets — (4.7)%		(1,137,231)
Net Assets — 100.0%		$24,206,028

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Rotating Markets Fund	(Continued)

(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $1,025,997.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	16.9%
Industrials	15.2%
Short-Term Securities Held as Collateral for Securities Lending	12.3%
Consumer Discretionary	11.9%
Financials	10.4%
Materials	8.9%
Health Care	8.5%
Cash[1]	5.7%
Energy	3.3%
Consumer Staples	3.1%
Real Estate Investment Trusts	1.9%
Utilities	1.4%
Exchange-Traded Funds	0.3%
Closed-End Funds	0.1%
Telecommunication Services	0.1%
Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 94.5%
Bermuda — 2.1%
Financials — 2.1%
110,000	Arch Capital Group Ltd.*	$5,655,100
Brazil — 0.6%
Consumer Staples — 0.6%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,736,572
Canada — 0.0%
Energy — 0.0%
35,000	Denison Mines Corp. (a) *	41,300
Chile — 0.4%
Materials — 0.4%
24,000	Sociedad Quimica y Minera de Chile SA ADR	969,600
Denmark — 0.6%
Health Care — 0.6%
52,500	Novozymes A/S, Class B (a)	1,680,290
Germany — 0.6%
Health Care — 0.6%
35,500	Stada Arzneimittel AG (a)	1,528,129

Shares		Value

Common Stocks — (Continued)
Hong Kong — 0.4%
Consumer Discretionary — 0.4%
162,500	Television Broadcasts Ltd.	$1,116,710
Japan — 1.2%
Consumer Discretionary — 0.4%
31,400	Honda Motor Co. Ltd. ADR	1,169,650
Consumer Staples — 0.2%
38,300	Shiseido Co. Ltd.	570,339
Financials — 0.2%
70	Japan Prime Realty Investment Corp.	214,196
20	Japan Real Estate Investment Corp.	223,219
		437,415
Health Care — 0.4%
20,600	Terumo Corp.	1,024,963
		3,202,367
Mexico — 0.0%
Consumer Discretionary — 0.0%
27,400	Desarrolladora Homex S.A.B. de C.V. ADR (a) *	102,202

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Sweden — 0.3%
Consumer Discretionary — 0.3%
116,800	Haldex AB	$795,932
Switzerland — 0.7%
Consumer Discretionary — 0.7%
50,000	Garmin Ltd. (a)	1,808,000
United Kingdom — 0.8%
Consumer Staples — 0.4%
16,000	Reckitt Benckiser Group PLC	1,131,158
Industrials — 0.4%
116,800	Concentric AB	1,158,195
		2,289,353
United States — 86.8%
Consumer Discretionary — 11.9%
191,100	Cabela’s, Inc., Class A (b)*	12,375,636
13,500	Columbia Sportswear Co. (a)	845,775
7,050	Fossil Group, Inc. *	728,336
45,000	Papa John’s International, Inc. *	2,941,650
23,850	Rent-A-Center, Inc.	895,568
100,000	Sturm Ruger & Co., Inc. (a) (b)	4,804,000
1,200	Tempur-Pedic International, Inc. *	52,680
46,000	Tractor Supply Co.	5,410,060
100,000	Urban Outfitters, Inc. *	4,022,000
		32,075,705
Consumer Staples — 2.3%
22,000	Darling International, Inc. *	410,520
90,000	Fresh Del Monte Produce, Inc.	2,509,200
50,000	Sanderson Farms, Inc.	3,321,000
		6,240,720
Energy — 3.8%
10,000	Atwood Oceanics, Inc. *	520,500
60,000	CARBO Ceramics, Inc. (a)	4,045,800
100,000	Denbury Resources, Inc. *	1,732,000
13,000	Dril-Quip, Inc. *	1,173,770
211,708	Halcon Resources Corp. (a) *	1,200,384
15,000	Oceaneering International, Inc.	1,083,000
7,000	SM Energy Co. *	419,860
6,000	Swift Energy Co. *	71,940
		10,247,254
Financials — 9.8%
89,300	Cullen/Frost Bankers, Inc. (a)	5,962,561
120,000	Evercore Partners, Inc.	4,713,600
30,000	EZCORP, Inc., Class A *	506,400
130,000	International Bancshares Corp.	2,935,400
100,000	Janus Capital Group, Inc.	851,000
160,000	Raymond James Financial, Inc. (b)	6,876,800
75,383	SCBT Financial Corp. (a)	3,798,549
13,800	WSFS Financial Corp.	722,982
		26,367,292

Shares		Value

Common Stocks — (Continued)
Health Care — 8.3%
55,000	Abaxis, Inc. *	$2,613,050
55,000	AmSurg Corp. *	1,930,500
65,000	Arena Pharmaceuticals, Inc. (a) *	500,500
15,000	Bio-Rad Laboratories, Inc., Class A *	1,683,000
70,000	Cerner Corp. (b) *	6,726,300
68,000	Edwards LifeSciences Corp. *	4,569,600
10,000	Healthways, Inc. *	173,800
40,000	Merit Medical Systems, Inc. *	446,000
110,000	Myriad Genetics, Inc. *	2,955,700
75,000	Osiris Therapeutics, Inc. (a) *	755,250
		22,353,700
Industrials — 17.2%
50,000	BE Aerospace, Inc. *	3,154,000
115,000	EnPro Industries, Inc. (a) *	5,837,400
147,000	Flowserve Corp.	7,939,470
100,000	Harsco Corp.	2,319,000
73,000	Lindsay Corp.	5,473,540
10,000	Mine Safety Appliances Co.	465,500
130,000	Quanta Services, Inc. *	3,439,800
40,000	Ryder System, Inc.	2,431,600
100,000	Taser International, Inc. *	852,000
190,000	Trinity Industries, Inc. (b)	7,303,600
70,000	Universal Forest Products, Inc.	2,794,400
90,000	Watts Water Technologies, Inc., Class A	4,080,600
12,750	Werner Enterprises, Inc.	308,168
		46,399,078
Information Technology — 19.7%
40,000	3D Systems Corp. (a) *	1,756,000
76,900	ACI Worldwide, Inc. *	3,574,312
70,000	Anixter International, Inc. *	5,306,700
60,000	Cardtronics, Inc. *	1,656,000
100,000	Diodes, Inc. *	2,597,000
50,000	Exlservice Holdings, Inc. *	1,478,000
214,000	Geospace Technologies Corp. (b)*	14,783,120
215,000	Jabil Circuit, Inc.	4,381,700
80,600	Methode Electronics, Inc.	1,371,006
105,000	Red Hat, Inc. *	5,021,100
45,000	ScanSource, Inc. *	1,440,000
245,000	Trimble Navigation Ltd. *	6,372,450
20,000	TriQuint Semiconductor, Inc. *	138,600
44,000	Tyler Technologies, Inc. *	3,016,200
		52,892,188
Materials — 10.0%
25,000	Albemarle Corp.	1,557,250
60,000	Eagle Materials, Inc.	3,976,200
29,200	Eastman Chemical Co.	2,044,292
65,000	Quaker Chemical Corp.	4,030,650
40,000	Scotts Miracle-Gro Co., Class A (a)	1,932,400
40,000	Sensient Technologies Corp.	1,618,800
17,000	Terra Nitrogen Co. LP (a)	3,637,830
80,000	Texas Industries, Inc. (a) *	5,211,200
54,000	United States Lime & Minerals, Inc. *	2,821,500
		26,830,122

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	(Continued)

Shares		Value

Real Estate Investment Trusts — 2.1%
31,500	Camden Property Trust	$2,177,910
90,000	Equity One, Inc. (a)	2,036,700
50,000	Weingarten Realty Investors (a)	1,538,500
		5,753,110
Telecommunication Services — 0.1%
39,000	General Communication, Inc., Class A *	305,370
Utilities — 1.6%
15,000	AGL Resources, Inc.	642,900
39,900	Hawaiian Electric Industries, Inc.	1,009,869
13,100	Northwest Natural Gas Co.	556,488
60,000	Portland General Electric Co.	1,835,400
5,500	UGI Corp.	215,105
		4,259,762
		233,724,301
Total Common Stocks (Cost $161,430,540)		254,649,856
Exchange-Traded Funds — 0.4%
30,000	iShares FTSE China 25 Index Fund	975,600
Total Exchange-Traded Funds (Cost $812,491)		975,600
Closed-End Fund — 0.2%
30,000	Central Fund of Canada Ltd., Class A	408,000
Total Closed-End Fund (Cost $419,116)		408,000

Shares		Value

Cash Equivalents — 6.6%
17,873,306	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	$17,873,306
Total Cash Equivalents (Cost $17,873,306)		17,873,306
Short-Term Securities Held as Collateral for Securities Lending — 14.3%
38,418,039	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (d)	38,418,039
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $38,418,039)		38,418,039
Total Investments (Cost $218,953,492) — 116.0%		312,324,801
Liabilities in Excess of Other Assets — (16.0)%		(42,980,538)
Net Assets — 100.0%		$269,344,263
(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $37,400,540.

(b)	All or a portion of the security is held as collateral for written call options.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Corporate Bonds	75.4%
U.S. Treasury Obligations	14.2%
U.S. Government Agencies	7.6%
Cash[1]	1.6%
U.S. Government Mortgage Backed Securities	0.9%
Preferred Stocks	0.3%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments is broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

Corporate Bonds — 74.5%
Consumer Discretionary — 5.4%
$5,000,000	AutoZone, Inc., 5.750%, 1/15/15	$5,365,875
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,323,164
2,000,000	Mattel, Inc., 6.200%, 10/1/40	2,236,870
4,000,000	Time Warner, Inc., 3.150%, 7/15/15	4,178,268
1,500,000	Walt Disney Co./The, Series B, MTN, 6.200%, 6/20/14	1,582,918
		15,687,095
Consumer Staples — 3.7%
4,040,000	Hershey Co./The, 7.200%, 8/15/27	5,195,921
2,000,000	Kroger Co./The, 7.500%, 1/15/14	2,074,004
2,775,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	3,405,091
		10,675,016
Energy — 7.1%
1,290,000	Apache Corp., 6.900%, 9/15/18	1,569,832
5,000,000	Enterprise Products Operating LLC, Series L, 6.300%, 9/15/17	5,848,015
2,005,000	EQT Corp., 8.125%, 6/1/19	2,444,402
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,411,332
2,000,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	2,377,950
2,335,000	Marathon Oil Corp., 6.000%, 10/1/17	2,673,956
1,000,000	Transocean, Inc., 7.375%, 4/15/18	1,145,871
2,000,000	Williams Partners LP, 5.250%, 3/15/20	2,149,406
		20,620,764
Financials — 22.9%
2,700,000	American Express Co., 4.050%, 12/3/42	2,360,626
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	2,018,262

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — (Continued)
$5,000,000	Bank of Montreal, MTN, 2.500%, 1/11/17	$5,125,360
5,000,000	Bank of Nova Scotia, 1.950%, 1/30/17 (a) (b)	5,109,000
2,000,000	Barrick International Bank Corp., 5.750%, 10/15/16 (a) (b)	2,136,758
3,000,000	BlackRock, Inc., 6.250%, 9/15/17	3,531,924
5,000,000	Canadian Imperial Bank of Commerce, 2.600%, 7/2/15 (a) (b)	5,187,500
3,000,000	CME Group, Inc., 3.000%, 9/15/22	2,824,350
3,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	3,166,998
3,700,000	General Electric Capital Corp., Series A, GMTN, 6.900%, 9/15/15	4,135,642
1,000,000	Goldman Sachs Group, Inc./The, 5.250%, 10/15/13	1,012,338
3,000,000	JPMorgan Chase & Co., 3.060%, 2/25/21 (c)	2,943,000
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,023,444
4,000,000	Manulife Financial Corp., 3.400%, 9/17/15	4,179,136
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,018,548
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,017,835
2,000,000	Morgan Stanley, MTN, 5.000%, 5/17/23 (c)	1,960,000
3,400,000	National City Bank, 5.250%, 12/15/16	3,799,799
1,915,000	Northern Trust Co., 6.500%, 8/15/18	2,279,415
5,000,000	Royal Bank of Canada, 3.125%, 4/14/15 (a) (b)	5,211,000
3,000,000	Toronto-Dominion Bank, 2.200%, 7/29/15 (a) (b)	3,092,100
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,815,868
		66,948,903

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	(Continued)

Principal Amount		Value

Corporate Bonds — (Continued)
Health Care — 9.1%
$2,000,000	AstraZeneca PLC, 5.900%, 9/15/17	$2,323,814
2,054,000	Celgene Corp., 2.450%, 10/15/15	2,115,297
1,000,000	Covidien International Finance SA, 2.800%, 6/15/15	1,035,023
2,000,000	Gilead Sciences, Inc., 4.500%, 4/1/21	2,167,268
3,000,000	Johnson & Johnson, 5.950%, 8/15/37	3,729,507
3,705,000	Laboratory Corp. of America Holdings, 4.625%, 11/15/20	3,863,767
2,146,000	Merck & Co., Inc., 5.850%, 6/30/39	2,536,823
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,076,800
2,000,000	Pfizer, Inc., 7.200%, 3/15/39	2,679,894
5,000,000	Thermo Fisher Scientific, Inc., 3.250%, 11/20/14	5,140,430
		26,668,623
Industrials — 2.9%
1,368,000	CSX Transportation, Inc., 9.750%, 6/15/20	1,880,364
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,877,737
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,256,408
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,372,636
		8,387,145
Information Technology — 6.6%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,133,532
4,000,000	eBay, Inc., 4.000%, 7/15/42	3,392,264
2,000,000	Intel Corp., 4.000%, 12/15/32	1,857,258
3,000,000	International Business Machines Corp., 7.625%, 10/15/18	3,817,296
2,546,000	Microsoft Corp., 3.500%, 11/15/42	2,178,808
3,000,000	Oracle Corp., 6.125%, 7/8/39	3,613,833
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,211,870
		19,204,861
Materials — 3.9%
5,000,000	Albemarle Corp., 5.100%, 2/1/15	5,281,005
3,000,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	2,725,071
3,300,000	Potash Corporation of Saskatchewan, Inc., 5.250%, 5/15/14	3,426,162
		11,432,238
Real Estate Investment Trusts — 3.5%
2,640,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,809,081
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,034,503
2,000,000	Plum Creek Timberlands PLC, 4.700%, 3/15/21	2,069,322
2,000,000	Senior Housing Properties Trust, 4.300%, 1/15/16	2,072,956
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,285,080
		10,270,942

Principal Amount		Value

Corporate Bonds — (Continued)
Telecommunication Services — 2.2%
$2,000,000	AT&T, Inc., 5.600%, 5/15/18	$2,312,884
2,000,000	Verizon Wireless, 7.375%, 11/15/13	2,047,662
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,040,398
		6,400,944
Utilities — 7.2%
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,129,054
3,000,000	Dominion Resources, Inc., Series 07-A, 6.000%, 11/30/17	3,488,361
4,000,000	Duke Energy Corp., 6.300%, 2/1/14	4,127,316
3,000,000	Georgia Power Co., Series 10-C, 4.750%, 9/1/40	2,960,574
1,800,000	Gulf Power Co., Series K, 4.900%, 10/1/14	1,878,736
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,378,718
4,000,000	Questar Corp., 2.750%, 2/1/16	4,152,304
		21,115,063
Total Corporate Bonds (Cost $213,035,962)		217,411,594
U.S. Treasury Obligations — 14.0%
U.S. Treasury Bonds — 10.1%
2,000,000	8.750%, 8/15/20	2,918,750
6,000,000	7.125%, 2/15/23	8,471,718
4,000,000	7.625%, 2/15/25	6,006,248
4,000,000	6.750%, 8/15/26	5,727,500
5,000,000	2.125%, 2/15/41	6,459,130
		29,583,346
U.S. Treasury Notes — 3.9%
3,000,000	1.000%, 3/31/17	3,002,814
4,000,000	3.000%, 5/15/42	3,646,248
5,000,000	3.125%, 2/15/43	4,667,190
		11,316,252
Total U.S. Treasury Obligations (Cost $37,958,745)		40,899,598
U.S. Government Agencies — 7.5%
Federal Farm Credit Bank — 0.7%
2,000,000	4.710%, 3/6/15	2,143,926
Federal Home Loan Bank — 4.2%
1,380,000	5.000%, 7/16/13 (d)	1,382,739
5,000,000	4.750%, 9/11/15	5,464,810
5,000,000	3.500%, 12/9/16	5,396,130
		12,243,679
Federal Home Loan Mortgage Corporation — 1.4%
4,000,000	0.500%, 10/9/15	3,996,268
Federal National Mortgage Association — 1.2%
3,000,000	4.065%, 2/15/18	3,342,654
Total U.S. Government Agencies (Cost $20,602,212)		21,726,527

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	(Continued)

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — 0.9%
Federal Home Loan Mortgage Corporation — 0.3%
$379,745	Pool # J05518, 5.500%, 9/1/22	$403,322
486,638	Pool # J08160, 5.000%, 12/1/22	521,167
		924,489
Federal National Mortgage Association — 0.0%
16,086	Pool # 599630, 6.500%, 8/1/16	16,135
78,541	Pool # 254403, 6.000%, 8/1/17	83,605
		99,740
Government National Mortgage Association — 0.6%
849,819	Pool # 683937, 6.000%, 2/15/23	932,208
570,624	Pool # 689593, 6.000%, 7/15/23	628,156
67,942	Pool # 345128, 6.500%, 1/15/24	75,327
24,286	Pool # 372962, 7.000%, 3/15/24	28,031
12,964	Pool # 373015, 8.000%, 6/15/24	13,188
		1,676,910
Total U.S. Government Mortgage Backed Agencies (Cost $2,533,395)		2,701,139

Shares		Value

Preferred Stocks — 0.3%
Utilities — 0.3%
30,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	$788,100
Total Preferred Stocks (Cost $853,672)		788,100
Cash Equivalents — 1.6%
4,722,170	Huntington U.S. Treasury Money Market Fund, Trust Shares 0.050% (e) (f)	4,722,170
Total Cash Equivalents (Cost $4,722,170)		4,722,170
Total Investments (Cost $279,706,156) — 98.8%		288,249,128
Other Assets in Excess of Liabilities — 1.2%		3,622,250
Net Assets — 100.0%		$291,871,378
(a)	Illiquid security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2013.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2013.

(e)	Investment in affiliate.

(f)	Rate disclosed is the seven day yield as of June 30, 2013.

GMTN	— Global Medium Term Note

MTN	— Medium Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Intermediate Government Income Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Agencies	46.1%
U.S. Government Mortgage Backed Securities	29.0%
U.S. Treasury Obligations	21.6%
Cash[1]	1.8%
Collateralized Mortgage Obligations	1.5%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Government Agencies — 45.9%
Federal Farm Credit Bank — 16.4%
$1,000,000	4.500%, 12/15/15	$1,093,930
2,000,000	4.875%, 12/16/15	2,206,290
1,000,000	3.750%, 1/29/16	1,078,601
1,000,000	5.270%, 9/1/16	1,137,701
2,000,000	5.050%, 3/8/17	2,268,108
1,000,000	5.550%, 8/1/17	1,166,743
2,500,000	3.150%, 1/12/18	2,675,085
1,000,000	4.250%, 4/16/18	1,115,096
2,000,000	5.050%, 8/1/18	2,330,852
2,000,000	2.800%, 10/28/20	2,050,160
1,000,000	5.375%, 11/10/20	1,185,438
		18,308,004
Federal Home Loan Bank — 27.7%
1,000,000	4.375%, 9/13/13	1,008,464
830,000	4.750%, 12/12/14	882,258
2,500,000	2.875%, 6/12/15	2,620,300
2,000,000	4.750%, 9/11/15	2,185,924
2,000,000	1.900%, 12/29/15	2,063,736
1,000,000	4.875%, 3/11/16	1,097,114
1,000,000	0.375%, 6/24/16	988,765
3,000,000	1.000%, 6/21/17	2,958,501
2,000,000	3.125%, 12/8/17	2,144,358
1,500,000	4.250%, 3/9/18	1,683,056
3,000,000	4.125%, 12/13/19	3,318,597
1,000,000	4.125%, 3/13/20	1,106,557
2,000,000	3.000%, 3/18/20	2,075,858
3,500,000	3.375%, 6/12/20	3,699,637
2,000,000	3.625%, 6/11/21	2,139,504
1,000,000	2.125%, 6/10/22	955,507
		30,928,136
Federal National Mortgage Association — 1.8%
2,000,000	1.375%, 11/15/16	2,027,492
Total U.S. Government Agencies (Cost $48,354,534)		51,263,632

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — 28.9%
Federal Home Loan Mortgage Corporation — 9.4%
$71,999	Pool # E01184, 6.000%, 8/1/17	$76,822
233,361	Pool # B10827, 4.500%, 11/1/18	244,980
453,892	Pool # J02717, 5.500%, 11/1/20	489,619
214,792	Pool # C90699, 5.000%, 8/1/23	229,216
170,237	Pool # C91167, 5.000%, 4/1/28	181,670
901,116	Pool # C91451, 3.000%, 5/1/32	913,156
5,906,799	Pool # C91606, 3.000%, 3/1/33	5,986,332
112,972	Pool # G08005, 5.500%, 8/1/34	122,330
202,540	Pool # 1G0865, 2.703%, 7/1/35 (a)	216,010
453,043	Pool # 972190, 2.775%, 11/1/35 (a)	482,023
208,470	Pool # G03609, 5.500%, 10/1/37	223,959
1,304,502	Pool # G06784, 3.500%, 10/1/41	1,323,176
		10,489,293
Federal National Mortgage Association — 13.9%
50,016	Pool # 647408, 5.000%, 10/1/17	53,270
310,646	Pool # 357805, 5.000%, 6/1/20	331,476
335,632	Pool # 889799, 5.500%, 2/1/23	362,110
115,247	Pool # 254911, 5.000%, 10/1/23	124,972
281,754	Pool # 255360, 5.000%, 8/1/24	305,594
287,925	Pool # 255767, 5.500%, 6/1/25	315,424
334,616	Pool # 255984, 4.500%, 11/1/25	358,444
307,808	Pool # 256116, 6.000%, 2/1/26	336,072
243,193	Pool # 256213, 6.000%, 4/1/26	265,287
217,700	Pool # 257536, 5.000%, 1/1/29	234,318
383,777	Pool # MA0115, 4.500%, 7/1/29	406,620
438,455	Pool # MA0563, 4.000%, 11/1/30	457,267
929,614	Pool # MA0667, 4.000%, 3/1/31	969,751
1,548,860	Pool # MA0706, 4.500%, 4/1/31	1,640,490
574,290	Pool # MA0804, 4.000%, 7/1/31	599,667
178,640	Pool # 254594, 5.500%, 1/1/33	195,768
1,942,262	Pool # MA1314, 2.500%, 1/1/33	1,890,611
2,935,384	Pool # MA1338, 3.000%, 2/1/33	2,965,869
289,809	Pool # 783793, 6.000%, 7/1/34	323,875
221,184	Pool # 807963, 5.000%, 1/1/35	241,199
234,939	Pool # 806715, 5.500%, 1/1/35	257,589
317,649	Pool # 735224, 5.500%, 2/1/35	347,653

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Intermediate Government Income Fund	(Continued)

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$285,259	Pool # 868935, 5.500%, 5/1/36	$309,479
99,256	Pool # 907484, 6.000%, 1/1/37	107,866
626,742	Pool # AD7906, 5.000%, 7/1/40	680,135
618,760	Pool # AH6655, 4.000%, 2/1/41	644,926
785,208	Pool # MA1044, 3.000%, 4/1/42	768,273
		15,494,005
Government National Mortgage Association — 5.6%
403,039	Pool # 683552, 5.500%, 2/15/23	428,683
574,435	Pool # 666057, 5.000%, 3/15/23	617,597
1,678,389	Pool # 741854, 4.000%, 5/15/25	1,787,949
112,333	Pool # 2699, 6.000%, 1/20/29	128,480
101,290	Pool # 576456, 6.000%, 3/15/32	113,737
997,020	Pool # 4113, 5.000%, 4/20/38	1,079,335
314,180	Pool # 676974, 5.500%, 5/15/38	342,384
634,884	Pool # 733602, 5.000%, 4/15/40	712,481
952,106	Pool # 4978, 4.500%, 3/20/41	1,026,242
		6,236,888
Total U.S. Government Mortgage Backed Agencies (Cost $31,859,946)		32,220,186
U.S. Treasury Obligations — 21.5%
U.S. Treasury Notes — 21.5%
2,000,000	4.250%, 11/15/14	2,110,000
3,000,000	2.125%, 11/30/14	3,079,806
1,500,000	0.250%, 2/15/15	1,499,121
2,000,000	4.500%, 2/15/16	2,205,468
2,000,000	5.125%, 5/15/16	2,256,094
2,000,000	1.000%, 8/31/16	2,015,468
3,000,000	1.375%, 11/30/18	2,979,375
2,000,000	1.250%, 1/31/19	1,967,968
2,000,000	2.625%, 11/15/20	2,083,906
2,000,000	2.125%, 8/15/21	1,991,876
2,000,000	1.625%, 11/15/22	1,867,032
Total U.S. Treasury Obligations (Cost $23,427,368)		24,056,114

Principal Amount or Shares		Value

Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Bank — 0.9%
$1,000,000	Series Z2-2013, 4.375%, 2/13/15	$1,061,086
Federal Home Loan Mortgage Corporation — 0.1%
109,014	Series 2555, 4.250%, 1/15/18	114,129
53,183	Series 2976, 4.500%, 1/15/33	53,908
		168,037
Federal National Mortgage Association — 0.1%
5,034	Series 2003-11, 5.500%, 8/25/32	5,039
56,324	Series 2003-16, 4.000%, 2/25/33	58,961
		64,000
Government National Mortgage Association — 0.4%
389,210	Series 2003-100, 5.500%, 1/20/23	393,937
Total Collateralized Mortgage Obligations (Cost $1,615,233)		1,687,060
Cash Equivalents — 1.8%
2,027,229	Huntington U.S. Treasury Money Market Fund, Trust Shares 0.050% (b) (c)	2,027,229
Total Cash Equivalents (Cost $2,027,229)		2,027,229
Total Investments (Cost $107,284,310) — 99.6%		111,254,221
Other Assets in Excess of Liabilities — 0.4%		444,357
Net Assets — 100.0%		$111,698,578
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2013.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of June 30, 2013.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Mortgage Backed Securities	79.8%
U.S. Government Agencies	9.5%
Real Estate Investment Trusts	5.0%
Cash[1]	4.6%
Collateralized Mortgage Obligations	0.9%
Short-Term Securities Held as Collateral for Securities Lending	0.2%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — 79.5%
Federal Home Loan Mortgage Corporation — 21.5%
$94,999	Pool # J03237, 5.500%, 8/1/16	$100,812
233,361	Pool # B10827, 4.500%, 11/1/18	245,053
201,760	Pool # J10396, 4.000%, 7/1/19	213,436
111,811	Pool # G12297, 6.000%, 7/1/21	122,332
665,797	Pool # J18448, 3.000%, 4/1/22	691,042
342,817	Pool # G12867, 4.500%, 8/1/22	361,259
179,523	Pool # C90779, 5.000%, 1/1/24	191,648
193,955	Pool # C90859, 5.500%, 10/1/24	210,996
169,536	Pool # C90999, 5.500%, 11/1/26	183,167
170,237	Pool # C91167, 5.000%, 4/1/28	181,723
233,325	Pool # C91175, 5.000%, 5/1/28	249,085
1,282,850	Pool # C91296, 5.000%, 4/1/30	1,370,147
1,117,952	Pool # C91336, 4.500%, 9/1/30	1,207,870
1,779,006	Pool # C91441, 3.000%, 4/1/32	1,803,095
1,802,232	Pool # C91451, 3.000%, 5/1/32	1,826,875
2,456,439	Pool # D99717, 3.000%, 12/1/32	2,490,243
119,044	Pool # A15284, 5.500%, 10/1/33	129,029
225,945	Pool # G08005, 5.500%, 8/1/34	244,695
203,079	Pool # 1G0865, 2.703%, 7/1/35 (a)	216,775
135,680	Pool # G08168, 6.000%, 12/1/36	147,379
159,801	Pool # A55565, 6.000%, 12/1/36	173,580
179,632	Pool # G03498, 5.500%, 11/1/37	193,007
464,863	Pool # A94008, 4.000%, 9/1/40	483,834
783,088	Pool # A93936, 4.500%, 9/1/40	825,550
978,377	Pool # G06784, 3.500%, 10/1/41	992,688
1,963,690	Pool # G08521, 3.000%, 1/1/43	1,917,606
		16,772,926
Federal National Mortgage Association — 52.3%
136,307	Pool # 684488, 5.000%, 12/1/17	145,476
221,096	Pool # 693256, 5.000%, 4/1/18	240,261
122,519	Pool # 254720, 4.500%, 5/1/18	130,407
158,254	Pool # 786729, 5.500%, 8/1/19	170,870
1,131,616	Pool # MA0504, 3.500%, 8/1/20	1,183,328

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$1,081,667	Pool # MA0654, 3.500%, 2/1/21	$1,131,428
100,733	Pool # 896597, 5.000%, 8/1/21	108,181
153,283	Pool # 254831, 5.000%, 8/1/23	164,890
321,223	Pool # 254908, 5.000%, 9/1/23	345,613
303,812	Pool # 254911, 5.000%, 10/1/23	329,544
137,475	Pool # 255320, 5.000%, 7/1/24	149,067
883,581	Pool # 932438, 4.000%, 1/1/25	935,292
505,154	Pool # 255711, 5.500%, 4/1/25	553,472
105,811	Pool # 357771, 5.000%, 5/1/25	114,705
139,322	Pool # 255834, 4.500%, 6/1/25	149,647
334,616	Pool # 255984, 4.500%, 11/1/25	358,548
384,760	Pool # 256116, 6.000%, 2/1/26	420,211
440,512	Pool # 257163, 5.000%, 4/1/28	476,705
270,060	Pool # 257238, 5.000%, 6/1/28	292,300
199,207	Pool # 257281, 5.000%, 7/1/28	215,533
217,700	Pool # 257536, 5.000%, 1/1/29	234,386
385,856	Pool # MA0096, 4.500%, 6/1/29	411,139
614,043	Pool # MA0115, 4.500%, 7/1/29	650,784
731,996	Pool # MA0171, 4.500%, 9/1/29	776,069
438,455	Pool # MA0563, 4.000%, 11/1/30	457,404
1,188,360	Pool # MA0641, 4.000%, 2/1/31	1,239,912
929,614	Pool # MA0667, 4.000%, 3/1/31	970,042
1,548,861	Pool # MA0706, 4.500%, 4/1/31	1,640,974
2,790,403	Pool # MA0776, 4.500%, 6/1/31	2,988,310
574,290	Pool # MA0804, 4.000%, 7/1/31	599,846
1,453,210	Pool # MA0976, 3.500%, 2/1/32	1,498,644
2,156,021	Pool # MA1084, 3.500%, 6/1/32	2,221,487
1,956,923	Pool # MA1338, 3.000%, 2/1/33	1,977,858
331,586	Pool # 729535, 5.500%, 7/1/33	362,957
277,520	Pool # 786457, 5.392%, 7/1/34 (a)	297,878
289,809	Pool # 783793, 6.000%, 7/1/34	323,920
172,940	Pool # 814261, 6.000%, 1/1/35	190,520
234,939	Pool # 806715, 5.500%, 1/1/35	257,625
317,649	Pool # 735224, 5.500%, 2/1/35	347,702

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	(Continued)

Principal Amount or Shares		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$197,795	Pool # 845573, 2.425%, 2/1/36 (a)	$210,490
164,132	Pool # 745511, 5.000%, 4/1/36	176,417
293,139	Pool # 745418, 5.500%, 4/1/36	318,477
105,866	Pool # 888029, 6.000%, 12/1/36	115,219
99,256	Pool # 907484, 6.000%, 1/1/37	107,882
626,742	Pool # AD7906, 5.000%, 7/1/40	680,233
1,166,820	Pool # AD7724, 5.000%, 7/1/40	1,262,860
2,363,658	Pool # AE4310, 4.000%, 9/1/40	2,464,351
965,854	Pool # AE0395, 4.500%, 10/1/40	1,028,483
958,541	Pool # AE4628, 4.500%, 10/1/40	1,015,882
928,140	Pool # AH6655, 4.000%, 2/1/41	967,680
1,152,679	Pool # AJ5469, 3.500%, 11/1/41	1,172,062
1,423,026	Pool # AB4106, 3.500%, 12/1/41	1,446,955
4,646,172	Pool # AL2301, 3.500%, 8/1/42	4,725,102
		40,755,028
Government National Mortgage Association —5.7%
201,801	Pool # 683915, 5.000%, 1/15/23	217,348
284,497	Pool # 691761, 5.000%, 7/15/23	305,918
1,438,619	Pool # 741854, 4.000%, 5/15/25	1,532,978
639,411	Pool # 4886, 4.500%, 12/20/25	685,544
605,247	Pool # 3637, 5.500%, 11/20/34	668,123
314,180	Pool # 676974, 5.500%, 5/15/38	342,433
634,884	Pool # 733602, 5.000%, 4/15/40	712,580
		4,464,924
Total U.S. Government Mortgage Backed Agencies (Cost $61,356,089)		61,992,878
U.S. Government Agencies — 9.5%
Federal Farm Credit Bank — 3.0%
2,500,000	1.950%, 7/19/22	2,318,223
Federal Home Loan Bank — 1.5%
1,200,000	0.375%, 6/24/16	1,187,395
Federal National Mortgage Association — 5.0%
4,000,000	1.100%, 4/17/18	3,903,888
Total U.S. Government Agencies (Cost $7,685,108)		7,409,506
Common Stocks — 5.0%
Real Estate Investment Trusts — 5.0%
3,274	Acadia Realty Trust	80,835
1,900	Alexandria Real Estate Equities, Inc.	124,868
3,900	American Campus Communities, Inc.	158,574
400	Associated Estates Realty Corp.	6,432
400	BioMed Realty Trust, Inc.	8,092
1,600	Boston Properties, Inc.	168,752
200	Brandywine Realty Trust	2,704
400	Brookfield Office Properties, Inc.	6,672
500	Camden Property Trust	34,570
1,800	Colonial Properties Trust	43,416

Principal Amount or Shares		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — (Continued)
500	Coresite Realty Corp.	$15,905
500	CubeSmart	7,990
900	DDR Corp.	14,985
200	DiamondRock Hospitality Co.	1,864
2,700	Digital Realty Trust, Inc.	164,700
6,600	Douglas Emmett, Inc.	164,670
5,300	Duke Realty Corp.	82,627
2,500	DuPont Fabros Technology, Inc.	60,375
2,600	EastGroup Properties, Inc.	146,302
2,400	Equity Lifestyle Properties, Inc.	188,616
2,400	Equity Residential	139,344
500	Extra Space Storage, Inc.	20,965
700	Essex Property Trust, Inc.	111,244
400	Excel Trust, Inc.	5,124
700	Federal Realty Investment Trust	72,576
1,000	General Growth Properties, Inc.	19,870
1,400	HCP, Inc.	63,616
300	Health Care REIT, Inc.	20,109
1,100	Healthcare Realty Trust, Inc.	28,050
3,200	Home Properties, Inc.	209,184
4,416	Host Hotels & Resorts, Inc.	74,498
4,800	Kimco Realty Corp.	102,864
2,500	Kite Realty Group Trust	15,075
3,000	LaSalle Hotel Properties	74,100
2,715	Macerich Co./The	165,534
2,600	National Retail Properties, Inc. (b)	89,440
1,300	Pennsylvania Real Estate Investment Trust	24,544
900	Post Properties, Inc.	44,541
1,743	ProLogis, Inc.	65,746
900	Public Storage, Inc.	137,997
2,200	Regency Centers Corp.	111,782
700	Retail Properties of America, Inc.	9,996
800	Sabra Health Care REIT, Inc.	20,888
1,400	Simon Property Group, Inc.	221,088
203	SL Green Realty Corp.	17,903
500	Sovran Self Storage, Inc.	32,395
5,000	Tanger Factory Outlet Centers, Inc.	167,300
3,676	UDR, Inc.	93,701
1,200	Ventas, Inc.	83,352
836	Vornado Realty Trust	69,263
300	Washington Real Estate Investment Trust	8,073
2,800	Weingarten Realty Investors (b)	86,156
Total Common Stocks (Cost $2,086,355)		3,889,267
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corporation — 0.6%
$149,040	Series 3322, 5.250%, 4/15/17	153,526
187,247	Series 2497, 5.000%, 9/15/17	199,413
70,076	Series 2770, 4.000%, 1/15/18	70,796
53,183	Series 2976, 4.500%, 1/15/33	53,929
		477,664

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	(Continued)

Principal Amount or Shares		Value

Collateralized Mortgage Obligations — (Continued)
Federal National Mortgage Association — 0.3%
$174,560	Series 1999-13, 6.000%, 4/25/29	$195,332
Total Collateralized Mortgage Obligations (Cost $634,629)		672,996
Cash Equivalents — 4.6%
3,550,120	Huntington U.S. Treasury Money Market Fund, Trust Shares 0.050% (c) (d)	3,550,120
Total Cash Equivalents (Cost $3,550,120)		3,550,120
Short-Term Securities Held as Collateral for Securities Lending — 0.2%
173,768	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (d)	173,768
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $173,768)		173,768
Total Investments (Cost $75,486,069) — 99.7%		77,688,535
Other Assets in Excess of Liabilities — 0.3%		255,574
Net Assets — 100.0%		$77,944,109
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2013.
(b)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $169,079.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of June 30, 2013.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
School Districts	36.5%
General Obligation	34.7%
Higher Education	14.8%
Water	7.0%
Single Family Housing	1.9%
Airport	1.5%
Pollution	1.5%
Facilities	1.4%
Transportation	0.5%
Cash	0.2%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds — 99.6%
Ohio — 99.6%
$100,000	Akron, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/20	$111,663
500,000	Akron, OH, Income Tax Revenue, Series A, 5.000%, 12/1/23	572,625
225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/24	240,588
405,000	Akron, OH, Various Purposes, G.O., 5.000%, 12/1/26	438,745
100,000	Ashland, OH, Various Purposes, G.O., (National Reinsurance), 4.500%, 12/1/22	100,855
500,000	Avon, OH, Local School District, G.O., Series A, 0.000%, 12/1/25 (a)	312,615
150,000	Barberton, OH, City School District, G.O., (Student Credit Program), 5.000%, 12/1/22	164,319
300,000	Bath, OH, Local School District, G.O., (AGM Ins.), 0.000%, 12/1/18 (a)	258,831
300,000	Bowling Green, OH, City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 5.000%, 12/1/23	322,899
320,000	Bowling Green, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/24	342,589
560,000	Brookfield, OH, Local School District, School Facilities Improvement, G.O., (AGM Ins.), 5.000%, 1/15/22	618,380

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)

$500,000	Bucyrus, OH, City School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/22 (a)	$365,840
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	415,508
500,000	Centerville, OH, G.O., (National Reinsurance), 5.000%, 12/1/20	506,180
150,000	Central Ohio Solid Waste Authority, G.O., 5.000%, 12/1/24	171,787
300,000	Cincinnati, OH, Various Purposes, G.O., Series C, 5.000%, 12/1/19	335,733
500,000	Cincinnati, OH, Water System Revenue, Series A, 5.000%, 12/1/22	588,060
100,000	Cincinnati, OH, City School District, School Improvement, G.O., 5.250%, 6/1/25	113,613
350,000	Cincinnati, OH, G.O., Series A, 5.000%, 12/1/27	387,856
250,000	Cleveland, OH, Capital Improvement, G.O., Series A, (AGM Ins.), 5.000%, 12/1/21	279,430
500,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/22	548,365
200,000	Cleveland, OH, Public Facilities Improvement Revenue, Series A, 4.000%, 10/1/22	211,726

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	$394,043
245,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/26	261,631
150,000	Clyde-Green Springs, OH, Exempted Village School District, School Facilities Construction and Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	165,547
100,000	Clyde-Green Springs, OH, Exempted School District, G.O., (AGM Ins., Student Credit Program), 4.375%, 12/1/25	103,230
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	270,527
100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM National Reinsurance), 5.000%, 1/1/21	107,967
505,000	Columbus, OH, Various Purposes, G.O., 5.000%, 7/1/23	591,921
100,000	Columbus, OH, City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.750%, 12/1/25	109,195
500,000	Columbus, OH, Multi Utility Improvement, G.O., Series A, 5.000%, 2/15/26	572,365
500,000	Columbus, OH, G.O., Series 1, 5.000%, 7/1/28	564,145
55,000	Columbus, OH , Sewer Revenue, Series A, 5.000%, 6/1/24	59,701
500,000	Cuyahoga Community College District, General Receipts Revenue, Series D, 5.000%, 8/1/25	562,020
220,000	Cuyahoga Community College District, General Receipts Revenue, Series D, 5.000%, 8/1/26	245,287
200,000	Cuyahoga County, OH, Various Purposes, G.O., Series A, 5.000%, 12/1/21	230,726
860,000	Cuyahoga County, OH, Capital Improvement, G.O., Series A, 4.000%, 12/1/24	906,801

220,000	Dalton, OH, Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/24	245,045

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$490,000	Dalton, OH, School Improvement, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/25	$541,857
155,000	Forest Hills, OH, Local School District, G.O., (AGM Ins.), 4.750%, 12/1/16	157,370
75,000	Franklin County, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.250%, 12/1/26	78,988
350,000	Franklin County, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.500%, 12/1/30	363,797
75,000	Franklin County, OH, Various Purposes, G.O., 5.000%, 12/1/31	81,379
35,000	Gallia, OH, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	36,692
500,000	Geneva, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.500%, 12/1/25	526,420
200,000	Graham, OH, Local School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/29 (a)	96,820
500,000	Grove City, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.750%, 12/1/22	542,530
1,000,000	Grove City, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.250%, 12/1/28	1,036,020
170,000	Hamilton County, OH, Student Housing Revenue, Stratford Heights Project, (AGM Ins.), 5.000%, 6/1/18	187,209
200,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	221,430
280,000	Hamilton, OH, Various Purposes, G.O., (Assured Guaranty), 5.000%, 11/1/21	312,046
300,000	Hamilton, OH, Various Purpose Street Improvement and Building, G.O., 5.000%, 11/1/21	334,335
100,000	Hamilton, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/21	110,042

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$500,000	Hilliard, OH, Various Purposes, G.O., 5.000%, 12/1/24	$573,940
50,000	Huber Heights, OH, City School District, School Improvement, G.O., 5.000%, 12/1/20	57,810
200,000	Huber Heights, OH, City School District, School Improvement, G.O., 4.750%, 12/1/24	219,780
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	80,582
160,000	Jackson, OH, Local School District, Stark and Summit Counties, G.O., (AGM Ins.), 5.000%, 12/1/18	166,624
615,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/23	689,021
50,000	Kettering, OH, City School District, School Improvement, G.O., (AGM Ins.), 4.750%, 12/1/19	55,787
400,000	Kettering, OH, City School District, School Improvement, G.O., (AGM Ins.), 4.750%, 12/1/22	434,104
500,000	Kings, OH, Local School District, School Improvement, G.O., Series A, 0.000%, 12/1/26 (a)	294,740
100,000	Lake, OH, Local School District, Stark County School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	105,828
150,000	Lakota, OH, Local School District, G.O., 4.000%, 12/1/24	162,450
390,000	Lancaster, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.000%, 10/1/21	421,243
430,000	Lebanon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/23	474,028
250,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/23	266,042
50,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/24	53,100
300,000	Mason, OH, Sewer Systems, G.O., 4.500%, 12/1/22	340,383
1,100,000	Mason, OH, Sewer Systems, G.O., 5.000%, 12/1/26	1,252,801

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$50,000	Miami University, OH, General Receipts Revenue, (AMBAC Ins.), 5.000%, 9/1/23	$54,291
500,000	Miami University, OH, General Receipts Refunding Revenue, 5.000%, 9/1/26	557,705
225,000	Miamisburg, OH, City School District, School Facilities Construction and Improvement, G.O., 5.000%, 12/1/26	247,788
200,000	Middletown, OH, School Improvement, G.O., (AGM Ins.), 4.375%, 12/1/20	212,656
500,000	Middletown, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/21	562,345
300,000	Milford, OH, Exempt Village School District, G.O., (AGC Ins.), 4.625%, 12/1/21	327,306
540,000	Montgomery County, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.000%, 12/1/21	569,014
200,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.250%, 12/1/19	227,246
250,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/25	269,470
270,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/31	282,658
50,000	Mount Vernon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/17	52,567
300,000	New Albany, OH, Plain Local School District, Various Purposes, G.O., 4.000%, 12/1/22	325,716
50,000	Nordonia Hills, OH , City School District, School Improvement, G.O., (National Reinsurance, FGIC Ins.), 4.500%, 12/1/20	53,486
205,000	Northmont, OH, City School District, School Improvement, G.O., Series A, (Student Credit Program), 4.000%, 11/1/24	215,826
100,000	Northmor, OH, Local School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.750%, 11/1/28	104,538

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$200,000	Ohio Capital Asset Financing Program Fractionalized Interests, G.O., Series B, 5.000%, 12/1/22	$215,792
350,000	Ohio Higher Educational Facility Commission, Revenue, University of Dayton Project, (AMBAC Ins.), 5.000%, 12/1/25	380,824
110,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 2.650%, 5/1/17	109,680
375,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 2.550%, 11/1/17	386,655
275,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 3.250%, 5/1/20	271,210
100,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 3/1/20	109,728
300,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	341,655
175,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/20	199,589
350,000	Ohio State, Infrastructure Improvement, G.O., Series D, 5.000%, 9/15/20	384,244
100,000	Ohio State, Building Authority, Administration Building Fund Revenue, Series A, 4.000%, 10/1/20	107,423
240,000	Ohio State, Turnpike Commission Revenue, Series A, 5.000%, 2/15/21	271,253
250,000	Ohio State, Infrastructure Improvement, G.O., Series D, 5.000%, 9/15/21	274,110
525,000	Ohio State, Parks & Recreation Revenue, G.O., Series A, 5.250%, 9/1/22	615,352
135,000	Ohio State, Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/22	149,896
500,000	Ohio State, Water Development Authority, Drinking Water Assistance Fund Revenue, 5.000%, 12/1/22	563,585
175,000	Ohio State, Common Schs, G.O., Series B, 5.000%, 3/15/23	203,723

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$130,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/23	$143,360
655,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.375%, 9/1/23	753,211
400,000	Ohio State, Administration Building Fund Revenue, Series A, 5.000%, 10/1/23	441,464
500,000	Ohio State, Water Development Authority, State of Ohio Pollution Control Revenue, Series A, 5.000%, 12/1/23	571,385
605,000	Ohio State, Highway Capital Improvements, G.O., Series Q, 5.000%, 5/1/24	700,239
600,000	Ohio State, School Improvement, G.O., Series B, 5.000%, 9/15/24	685,920
405,000	Ohio State, Highway Capital Improvements, G.O., Series Q, 5.000%, 5/1/28	451,101
340,000	Ohio State University/The, Revenue, Series A, 4.250%, 12/1/24	366,537
30,000	Ohio State University/The, Revenue, Series A, 5.000%, 6/1/25	31,627
500,000	Ohio State University/The, Revenue, Series A, 5.000%, 6/1/25	585,835
255,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/26	283,387
90,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/27	99,543
585,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/28	643,945
100,000	Ohio University, General Receipts Revenue, Series B, (AGM Ins.), 5.000%, 12/1/23	108,636
700,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/22	767,683
250,000	Oregon, OH, City School District, School Improvement, G.O., 4.000%, 12/1/29	236,382
100,000	Reynoldsburg, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program) 5.000%, 12/1/20	112,717

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$470,000	River Valley, OH, Local School District, G.O., (AGM Ins., Student Credit Program), 5.250%, 11/1/23	$555,507
300,000	Sheffield Lake, OH, City School District, School Improvement, G.O., 5.000%, 12/1/25	325,455
125,000	Sidney, OH, City School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	135,261
500,000	South Euclid, OH, Real Estate Acquisition & Urban Development, G.O., 5.000%, 6/1/32	541,440
780,000	Southwest Licking, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	812,120
595,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	664,413
125,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/21	137,956
500,000	Switzerland, OH, Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 12/1/27	558,345
235,000	Sylvania, OH, City School District, School Improvement, G.O., (Assured Guaranty), 5.000%, 12/1/18	264,601
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	227,839
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	774,011
300,000	Toledo, OH, Waterworks Revenue, (National Reinsurance, FGIC Ins.), 5.000%, 11/15/22	331,719
300,000	Toledo, OH, City School District, School Facilities Improvement, G.O., Series B, (Student Credit Program), 5.000%, 12/1/24	341,745
400,000	Trotwood, OH, Trotwood-Madison City School District, School Improvement, G.O., (AGM Ins.), 4.250%, 12/1/18	425,712
75,000	Trumbull County, OH, Various Purposes, G.O., Series B, (AGM Ins.), 5.000%, 12/1/20	84,190

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$50,000	Trumbull County, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/28	$53,337
235,000	Twinsburg, OH , Local School District Refunding, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/18	246,743
350,000	University of Akron, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 1/1/21	390,925
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	556,085
250,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	267,500
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (National Reinsurance), 5.000%, 6/1/19	333,093
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	318,534
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	540,585
105,000	University of Cincinnati, OH, General Receipts Revenue, Series F, 5.000%, 6/1/21	122,269
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	544,535
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	439,372
60,000	Wapakoneta, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 4.750%, 12/1/28	63,162
100,000	Warren, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.000%, 12/1/25	103,603
500,000	Warren, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.000%, 12/1/30	500,545
650,000	Washington Court House, OH, School Improvements, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/19	682,324

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$125,000	Westerville, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/23	$137,587
100,000	Westerville, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/24	109,633
250,000	Worthington, OH, City School District, School Facilities Construction and Improvement, G.O., 4.000%, 12/1/26	264,382
300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	320,712
Total Municipal Bonds (Cost $51,520,199)		50,879,099

Shares		Value

Cash Equivalents — 0.2%
95,272	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	$95,272
Total Cash Equivalents (Cost $95,272)		$95,272
Total Investments (Cost $51,615,471) — 99.8%		50,974,371
Other Assets in Excess of Liabilities — 0.2%		100,264
Net Assets — 100.0%		$51,074,635
(a)	Zero coupon capital appreciation bond.
(b)	Rate disclosed is the seven day yield as of June 30, 2013.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

G.O. — General Obligation

MBIA — Municipal Bond Insurance Association

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Short/Intermediate Fixed Income Securities Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Corporate Bonds	85.4%
U.S. Government Agencies	9.6%
U.S. Treasury Obligations	2.8%
Cash[1]	2.2%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Corporate Bonds — 82.9%
Consumer Discretionary — 5.7%
$2,000,000	Amazon.com, Inc., 1.200%, 11/29/17	$1,934,268
1,000,000	Home Depot, Inc./The, 5.250%, 12/16/13	1,021,582
1,000,000	Johnson Controls, Inc., 4.875%, 9/15/13	1,008,457
2,000,000	TCM Sub LLC, 3.550%, 1/15/15 (a)	2,071,744
2,000,000	Time Warner, Inc., 3.150%, 7/15/15	2,089,134
1,000,000	Walt Disney Co./The, 4.500%, 12/15/13	1,018,082
		9,143,267
Consumer Staples — 6.6%
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17	1,968,402
2,000,000	Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	2,004,306
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,049,890
1,585,000	General Mills, Inc., 5.250%, 8/15/13	1,593,737
2,000,000	Kellogg Co., 1.750%, 5/17/17	1,984,938
2,000,000	Kroger Co./The, 2.200%, 1/15/17	2,007,948
		10,609,221
Energy — 7.3%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,010,494
267,000	ConocoPhillips, 4.750%, 2/1/14	273,479
2,000,000	FMC Technologies, Inc., 2.000%, 10/1/17	1,966,864
2,000,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	2,113,028
2,000,000	Murphy Oil Corp., 2.500%, 12/1/17	1,972,568
2,000,000	Schlumberger Norge AS, 1.950%, 9/14/16 (a)	2,037,772
2,250,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	2,272,975
		11,647,180
Financials — 22.3%
2,000,000	American Express Credit Co., MTN, 2.750%, 9/15/15	2,074,526

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — (Continued)
$2,000,000	Bank of America Corp., MTN, 1.250%, 1/11/16	$1,972,296
2,000,000	Bank of Montreal, MTN, 2.500%, 1/11/17	2,050,144
2,000,000	Bank of New York Mellon Corp./The, MTN, 2.400%, 1/17/17	2,040,562
2,000,000	Bank of Nova Scotia, 1.375%, 12/18/17	1,941,700
2,000,000	BB&T Corp., MTN, 1.600%, 8/15/17	1,955,890
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,034,936
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,601,887
2,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	2,111,332
2,500,000	General Electric Capital Corp., GMTN, 1.600%, 11/20/17	2,440,467
1,500,000	Goldman Sachs Group, Inc./The, 5.500%, 11/15/14	1,585,205
2,000,000	HSBC Bank PLC, 3.500%, 6/28/15 (a)	2,097,186
1,000,000	KeyBank NA, 5.091%, 3/26/15	1,071,035
2,000,000	Manulife Financial Corp., 3.400%, 9/17/15	2,089,568
2,000,000	Metropolitan Life Global Funding I, 1.500%, 1/10/18 (a)	1,939,018
2,000,000	Prudential Financial, Inc., MTN, 3.875%, 1/14/15	2,083,622
2,000,000	Royal Bank of Canada, 1.450%, 10/30/14	2,021,278
2,000,000	US Bancorp, MTN, 2.200%, 11/15/16	2,051,494
1,500,000	Wells Fargo & Co., 1.500%, 1/16/18	1,462,989
		35,625,135
Health Care — 14.2%
2,000,000	Cardinal Health, Inc., 1.700%, 3/15/18	1,940,468
2,232,000	Celgene Corp., 2.450%, 10/15/15	2,298,610
2,000,000	Covidien International Finance SA, 2.800%, 6/15/15	2,070,046
2,000,000	Express Scripts Holding Co., 2.650%, 2/15/17	2,036,506
2,000,000	Howard Hughes Medical Institute, 3.450%, 9/1/14	2,066,266

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Short/Intermediate Fixed Income Securities Fund	(Continued)

Principal Amount		Value

Corporate Bonds — (Continued)
Health Care — (Continued)
$2,000,000	Laboratory Corp. of America Holdings, 2.200%, 8/23/17	$1,985,658
2,000,000	McKesson Corp., 1.400%, 3/15/18	1,930,418
1,000,000	Medtronic, Inc., 2.625%, 3/15/16	1,038,163
2,000,000	Quest Diagnostics Inc., 3.200%, 4/1/16	2,074,926
2,000,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	2,029,316
2,000,000	WellPoint, Inc., 5.250%, 1/15/16	2,186,562
1,000,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	1,006,669
		22,663,608
Industrials — 6.6%
1,000,000	3M Co., MTN, 4.375%, 8/15/13	1,004,703
2,000,000	Caterpillar, Inc., 1.500%, 6/26/17	1,979,890
2,000,000	Danaher Corp., 2.300%, 6/23/16	2,067,948
2,000,000	Eaton Corp., 1.500%, 11/2/17 (a)	1,941,432
1,000,000	Ecolab, Inc., 3.000%, 12/8/16	1,043,331
1,500,000	JB Hunt Transport Services, Inc., 3.375%, 9/15/15	1,563,869
1,000,000	Roper Industries, Inc., 1.850%, 11/15/17	984,154
		10,585,327
Information Technology — 5.4%
1,000,000	Broadcom Corp., 2.375%, 11/1/15	1,030,567
1,500,000	Hewlett-Packard Co., 3.300%, 12/9/16	1,557,072
2,000,000	Oracle Corp., 1.200%, 10/15/17	1,942,442
2,000,000	Symantec Corp., 2.750%, 9/15/15	2,062,138
2,000,000	Texas Instruments, Inc., 2.375%, 5/16/16	2,073,302
		8,665,521
Materials — 7.6%
2,000,000	Air Products & Chemicals, Inc., 2.000%, 8/2/16	2,049,200
1,150,000	Airgas, Inc., 1.650%, 2/15/18	1,116,803
2,000,000	Barrick Gold Corp., 2.900%, 5/30/16	1,972,804
2,000,000	Eastman Chemical Co., 2.400%, 6/1/17	2,003,498
2,000,000	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 3/1/17	1,957,580
2,000,000	Sherwin-Williams Co./The, 3.125%, 12/15/14	2,067,422
1,000,000	Xstrata PLC, 2.450%, 10/25/17 (a)	969,781
		12,137,088
Real Estate Investment Trusts — 2.0%
1,000,000	HCP, Inc., 2.700%, 2/1/14	1,009,985
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,145,850
		3,155,835
Telecommunication Services — 2.6%
2,000,000	AT&T, Inc., 2.400%, 8/15/16	2,061,124
1,000,000	Verizon Communications, Inc., 1.950%, 3/28/14	1,010,067

Principal Amount or Shares		Value

Corporate Bonds — (Continued)
Telecommunication Services — (Continued)
$1,000,000	Verizon Wireless, 7.375%, 11/15/13	$1,023,831
		4,095,022
Utilities — 2.6%
1,800,000	Questar Corp., 2.750%, 2/1/16	1,868,537
1,262,000	Southern Co., 4.150%, 5/15/14	1,300,929
1,000,000	Southern Co., 2.375%, 9/15/15	1,030,012
		4,199,478
Total Corporate Bonds (Cost $132,101,618)		132,526,682
U.S. Government Agencies — 9.3%
Federal Agricultural Mortgage Corporation — 1.9%
3,000,000	3.250%, 6/25/14	3,083,856
Federal Home Loan Bank — 4.5%
1,000,000	4.375%, 9/13/13	1,008,464
2,000,000	4.750%, 11/14/14	2,121,796
2,000,000	1.750%, 9/11/15	2,055,124
2,000,000	1.900%, 12/29/15	2,063,736
		7,249,120
Federal National Mortgage Association — 2.9%
1,500,000	1.300%, 11/17/14	1,520,288
3,000,000	1.625%, 10/26/15	3,074,373
		4,594,661
Total U.S. Government Agencies (Cost $14,632,466)		14,927,637
U.S. Treasury Obligations — 2.7%
U.S. Treasury Notes — 2.7%
4,250,000	1.000%, 8/31/16	4,282,869
Total U.S. Treasury Obligations (Cost $4,272,955)		4,282,869
Cash Equivalents — 2.1%
3,356,085	Huntington U.S. Treasury Money Market Fund, Trust Shares 0.050% (b) (c)	3,356,085
Total Cash Equivalents (Cost $3,356,085)		3,356,085
Total Investments (Cost $154,363,124) — 97.0%		155,093,273
Other Assets in Excess of Liabilities — 3.0%		4,782,016
Net Assets — 100.0%		$159,875,289
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2013.

GMTN — Global Medium Term Note

MTN — Medium Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Balanced Allocation Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	40.4%
Fixed Income Mutual Funds[1]	36.0%
Exchange-Traded Funds[1]	21.5%
Cash[1]	2.1%
Total	100.0%
[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Shares		Value

Mutual Funds — 76.6% (a)
116,236	Huntington Disciplined Equity Fund, Trust Shares	$1,191,417
48,695	Huntington Dividend Capture Fund, Trust Shares	506,912
152,192	Huntington Fixed Income Securities Fund, Trust Shares	3,331,475
86,095	Huntington Global Select Markets Fund, Trust Shares	851,484
87,496	Huntington Income Equity Fund, Trust Shares	2,127,035
145,214	Huntington Intermediate Government Income Fund, Trust Shares	1,553,786
156,276	Huntington International Equity Fund, Trust Shares	1,831,556
54,630	Huntington Mid Corp America Fund, Trust Shares	861,508
98,190	Huntington Mortgage Securities Fund, Trust Shares	887,636

Shares		Value

Mutual Funds — (Continued)
78,195	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	$1,554,515
33,731	Huntington Situs Fund, Trust Shares	851,024
Total Mutual Funds (Cost $13,930,565)		15,548,348
Exchange-Traded Funds — 21.6% (a)
77,716	Huntington EcoLogical Strategy ETF	2,322,154
68,475	Huntington US Equity Rotation Strategy ETF	2,059,043
Total Exchange-Traded Funds (Cost $4,124,383)		4,381,197
Cash Equivalents — 2.1%
427,389	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (a) (b)	427,389
Total Cash Equivalents (Cost $427,389)		427,389
Total Investments (Cost $18,482,337) — 100.3%		20,356,934
Liabilities in Excess of Other Assets — (0.3)%		(63,140)
Net Assets — 100.0%		$20,293,794
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2013.

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Conservative Allocation Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Fixed Income Mutual Funds[1]	75.6%
Equity Mutual Funds[1]	14.3%
Exchange-Traded Funds[1]	7.6%
Cash[1]	2.5%
Total	100.0%
[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Shares		Value

Mutual Funds — 90.7% (a)
10,112	Huntington Disciplined Equity Fund, Trust Shares	$103,649
4,225	Huntington Dividend Capture Fund, Trust Shares	43,984
78,915	Huntington Fixed Income Securities Fund, Trust Shares	1,727,458
7,526	Huntington Global Select Markets Fund, Trust Shares	74,436
7,618	Huntington Income Equity Fund, Trust Shares	185,187
75,224	Huntington Intermediate Government Income Fund, Trust Shares	804,898
13,615	Huntington International Equity Fund, Trust Shares	159,566
4,765	Huntington Mid Corp America Fund, Trust Shares	75,149
50,926	Huntington Mortgage Securities Fund, Trust Shares	460,372
40,508	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	805,295
2,938	Huntington Situs Fund, Trust Shares	74,120
Total Mutual Funds (Cost $4,317,378)		4,514,114

Shares		Value
Exchange-Traded Funds — 7.7% (a)
6,778	Huntington EcoLogical Strategy ETF	$202,527
5,961	Huntington US Equity Rotation Strategy ETF	179,247
Total Exchange-Traded Funds (Cost $355,497)		381,774
Cash Equivalents — 2.5%
127,008	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (a) (b)	127,008
Total Cash Equivalents (Cost $127,008)		127,008
Total Investments (Cost $4,799,883) — 100.9%		5,022,896
Liabilities in Excess of Other Assets — (0.9)%		(43,680)
Net Assets — 100.0%		$4,979,216
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2013.

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Allocation Fund	June 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	53.5%
Exchange-Traded Funds[1]	28.6%
Fixed Income Mutual Funds[1]	16.0%
Cash[1]	1.9%
Total	100.0%

[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Shares		Value

Mutual Funds — 69.8% (a)
107,991	Huntington Disciplined Equity Fund, Trust Shares	$1,106,903
45,217	Huntington Dividend Capture Fund, Trust Shares	470,705
47,522	Huntington Fixed Income Securities Fund, Trust Shares	1,040,265
79,989	Huntington Global Select Markets Fund, Trust Shares	791,087
81,363	Huntington Income Equity Fund, Trust Shares	1,977,937
45,283	Huntington Intermediate Government Income Fund, Trust Shares	484,527
145,256	Huntington International Equity Fund, Trust Shares	1,702,400
50,678	Huntington Mid Corp America Fund, Trust Shares	799,198
30,859	Huntington Mortgage Securities Fund, Trust Shares	278,965
24,383	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	484,728
31,382	Huntington Situs Fund, Trust Shares	791,756
Total Mutual Funds (Cost $8,433,836)		9,928,471

Shares		Value

Exchange-Traded Funds — 28.7% (a)
72,295	Huntington EcoLogical Strategy ETF	$2,160,175
63,629	Huntington US Equity Rotation Strategy ETF	1,913,324
Total Exchange-Traded Funds (Cost $3,818,135)		4,073,499
Cash Equivalents — 1.9%
274,812	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (a) (b)	274,812
Total Cash Equivalents (Cost $274,812)		274,812
Total Investments (Cost $12,526,783) — 100.4%		14,276,782
Liabilities in Excess of Other Assets — (0.4)%		(59,397)
Net Assets — 100.0%		$14,217,385
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2013.

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Huntington Tax-Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington U.S. Treasury Money Market Fund
Assets:
Investments, at cost	$68,435,422	$326,392,002	$133,399,093	$1,408,350,819
Investments, at value	$68,435,422	$287,436,902	$133,399,093	$928,350,819
Investments in affiliated securities, at value	—	—	—	—
Investments in repurchase agreements, at cost	—	38,955,100	—	480,000,000
Total investments	68,435,422	326,392,002	133,399,093	1,408,350,819
Cash	—	28	777,220	6,424
Foreign currencies, at value (Cost $-, $-, $-, $-, $-, $-, $22, $-, $224,345 and $-)	—	—	—	—
Income receivable	92,626	46,852	159,351	781,858
Receivable for investments sold	—	—	3,265,000	—
Receivable for shares sold	—	2,675	—	—
Receivable from Adviser	12,656	39,462	16,233	266,573
Tax reclaims receivable	—	—	—	—
Prepaid expenses and other assets	14,684	17,852	15,325	46,183
Total assets	68,555,388	326,498,871	137,632,222	1,409,451,857
Liabilities:
Payable for return of collateral on loaned securities	—	—	—	—
Options written, at value (premium received $-, $-, $-, $-, $1,388,134, $182,582, $-, $483,798, $- and $-)	—	—	—	—
Income distribution payable	958	1,797	852	50,152
Payable for investments purchased	—	—	251,168	—
Payable for shares redeemed	—	—	—	—
Accrued expenses and other payables:
Investment advisory fees	—	—	—	—
Administration fees	10,260	46,772	20,613	215,656
Custodian fees	3,267	16,075	6,633	39,025
Pricing fees	1,801	1,703	1,881	624
Distribution services fee	153	—	—	9,843
Shareholder services fee	—	—	—	—
Transfer and dividend disbursing agent fees and expenses	4,791	13,676	6,928	4,539
Trustees’ fees	—	1,004	—	—
Professional fees	6,654	35,910	13,815	34,241
Printing and postage	2,921	62,840	6,549	16,478
Compliance service fees	733	4,524	1,663	619
Other	778	1,728	1,079	—
Total Liabilities	32,316	186,029	311,181	371,177
Net Assets	$68,523,072	$326,312,842	$137,321,041	$1,409,080,680

Net Assets Consist of:
Paid in capital	$68,653,920	$326,483,435	$137,615,745	$1,409,061,117
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	—	—	—	—
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(131,697)	(170,629)	(294,657)	19,668
Accumulated net investment income (loss)	849	36	(47)	(105)
Net Assets	$68,523,072	$326,312,842	$137,321,041	$1,409,080,680

Net Assets:
Trust Shares	$51,519,161	$204,068,799	$49,476,043	$1,156,695,597
Class A Shares	$17,003,911	$122,244,043	$87,844,998	$252,385,083
Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	51,618,600	204,667,642	49,641,678	1,156,652,493
Class A Shares	17,036,123	122,262,839	87,967,044	252,411,059
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$1.00	$1.00	$1.00	$1.00
Class A Shares	$1.00	$1.00	$1.00	$1.00
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$—	$—	$—	$—
Maximum Sales Charge:
Class A Shares	—	—	—	—

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Disciplined Equity Fund	Huntington Dividend Capture Fund	Huntington Global Select Markets Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Mid Corp America Fund

$87,531,940	$238,155,371	$28,493,820	$146,392,497	$252,480,935	$92,252,764
$84,810,175	$242,018,316	$27,238,603	$160,456,839	$291,871,094	$146,002,877
16,248,821	8,029,449	1,062,247	1,427,059	3,858,216	7,173,403
—	—	—	—	—	—
101,058,996	250,047,765	28,300,850	161,883,898	295,729,310	153,176,280
—	—	—	22,797	—	—

—	—	19	—	224,172	—
177,825	740,199	167,644	535,431	674,510	154,753
394,122	—	—	—	—	—
61,269	1,102,708	47,357	112,829	544,897	68,243
—	—	—	—	—	—
—	2,825	21,511	13,278	517,793	—
21,251	21,313	31,543	16,037	22,252	14,657
101,713,463	251,914,810	28,568,924	162,584,270	297,712,934	153,413,933

—	23,475,352	306,390	18,129,042	4,819,186	7,555,534

932,014	323,500	—	189,392	—	—
—	—	—	—	—	—
2,038	—	—	—	—	—
173,442	429,819	106,019	278,187	422,740	347,997

49,527	57,543	20,953	72,132	244,089	90,209
14,603	33,073	4,301	21,598	43,858	21,610
4,259	6,554	10,056	4,743	20,686	6,674
3,671	2,584	8,747	1,810	8,097	2,938
1,386	11,652	81	1,445	1,868	2,063
20,315	46,033	5,978	30,055	61,022	30,070
6,273	20,259	4,858	11,158	15,952	15,651
—	—	—	—	—	—
9,920	21,209	4,132	14,796	30,058	14,299
1,259	10,896	1,205	6,532	12,329	9,156
930	1,849	391	1,295	2,863	1,333
—	—	—	—	—	—
1,219,637	24,440,323	473,111	18,762,185	5,682,748	8,097,534
$100,493,826	$227,474,487	$28,095,813	$143,822,085	$292,030,186	$145,316,399

$92,568,723	$216,667,202	$29,244,947	$130,279,669	$251,068,998	$79,989,244

13,983,176	11,751,476	(196,678)	15,785,734	43,225,487	60,923,369

(6,496,609)	(1,831,141)	(1,017,890)	(2,776,243)	(5,098,268)	3,835,337
438,536	886,950	65,434	532,925	2,833,969	568,449
$100,493,826	$227,474,487	$28,095,813	$143,822,085	$292,030,186	$145,316,399

$93,760,033	$169,330,915	$27,706,086	$136,795,604	$283,111,955	$135,261,570
$6,733,793	$58,143,572	$389,727	$7,026,481	$8,918,231	$10,054,829

9,083,703	16,270,530	2,802,053	5,627,728	24,164,425	8,577,767
654,469	5,591,113	39,485	288,960	767,623	663,849

$10.32	$10.41	$9.89	$24.31	$11.72	$15.77
$10.29	$10.40	$9.87	$24.32	$11.62	$15.15

$10.80	$10.92	$10.36	$25.53	$12.20	$15.91

4.75%	4.75%	4.75%	4.75%	4.75%	4.75%

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

	Huntington Real Strategies Fund	Huntington Rotating Markets Fund	Huntington Situs Fund
Assets:
Investments, at cost	$117,095,158	$24,059,678	$218,953,492
Investments, at value	$106,319,097	$24,651,521	$294,451,495
Investments in affiliated securities, at value	4,038,047	691,738	17,873,306
Investments in controlled affiliated securities, at value	1,286,331	—	—
Total investments	111,643,475	25,343,259	312,324,801
Cash	11,711	563	404
Foreign currencies, at value (Cost $-, $-, $27,743, $-, $-, $-, $- and $-)	—	—	27,305
Income receivable	159,967	26,141	161,638
Receivable for investments sold	—	—	—
Receivable for shares sold	533,423	28,819	301,991
Tax reclaims receivable	3,203	—	34,204
Prepaid expenses and other assets	18,425	17,295	14,715
Total assets	112,370,204	25,416,077	312,865,058
Liabilities:
Payable for return of collateral on loaned securities	22,112,481	1,048,283	38,418,039
Options written, at value (premium received $18,767, $-, $1,152,469, $-, $-, $-, $- and $-)	1,625	—	569,500
Income distribution payable	—	—	—
Payable for investments purchased	—	—	3,665,016
Payable for shares redeemed	8,899	126,544	518,509
Accrued expenses and other payables:
Investment advisory fees	56,804	10,098	168,728
Administration fees	13,619	3,635	40,419
Custodian fees	4,151	1,781	6,428
Pricing fees	1,564	1,969	7,142
Distribution services fee	448	522	11,580
Shareholder services fee	18,935	5,050	56,242
Transfer and dividend disbursing agent fees and expenses	6,897	6,032	16,863
Professional fees	17,294	3,941	24,872
Printing and postage	4,011	1,810	15,471
Compliance service fees	954	384	1,986
Other	—	—	—
Total Liabilities	22,247,682	1,210,049	43,520,795
Net Assets	$90,122,522	$24,206,028	$269,344,263

Net Assets consist of:
Paid in capital	$112,491,911	$20,732,808	$167,500,009
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	(5,434,541)	1,283,581	93,954,256
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(17,229,828)	2,156,511	7,803,935
Accumulated net investment income (loss)	294,980	33,128	86,063
Net Assets	$90,122,522	$24,206,028	$269,344,263

Net Assets:
Trust Shares	$87,978,435	$21,662,267	$212,338,360
Class A Shares	$2,144,087	$2,543,761	$57,005,903
Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	12,370,144	1,924,937	8,416,611
Class A Shares	301,615	228,093	2,322,069
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$7.11	$11.25	$25.23
Class A Shares	$7.11	$11.15	$24.55
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$7.46	$11.71	$25.77
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund
$279,706,156	$107,284,310	$75,486,069	$51,615,471	$154,363,124
$283,526,958	$109,226,992	$74,138,415	$50,974,371	$151,737,188
4,722,170	2,027,229	3,550,120	—	3,356,085
—	—	—	—	—
288,249,128	111,254,221	77,688,535	50,974,371	155,093,273
62,770	19,000	48	—	19,000
—	—	—	—	—
3,538,630	569,907	248,580	378,816	1,027,480
—	1,808	672	—	2,020,000
1,460,035	430,117	409,182	97,993	2,187,446
1,130	—	—	—	—
17,484	15,026	15,402	14,771	15,761
293,329,177	112,290,079	78,362,419	51,465,951	160,362,960

—	—	173,768	—	—
—	—	—	—	—
278,626	100,592	—	78,916	116,526
—	—	—	—	—
861,335	360,859	148,063	240,898	193,079
122,153	46,633	32,036	21,398	66,062
43,920	16,769	11,516	7,695	23,769
14,655	6,180	4,948	2,701	10,447
7,140	9,104	11,752	15,119	7,212
1,876	1,002	980	691	1,590
61,076	23,316	16,018	10,699	33,031
12,012	7,470	6,437	5,195	6,989
31,388	11,950	8,919	5,004	18,468
20,487	6,437	3,079	2,485	8,535
2,977	1,189	794	515	1,955
154	—	—	—	8
1,457,799	591,501	418,310	391,316	487,671
$291,871,378	$111,698,578	$77,944,109	$51,074,635	$159,875,289

$281,502,271	$107,585,917	$72,991,730	$50,801,417	$158,198,905
8,542,972	3,969,911	2,202,466	(641,100)	730,149
1,846,142	(47,182)	2,597,202	914,769	946,042
(20,007)	189,932	152,711	(451)	193
$291,871,378	$111,698,578	$77,944,109	$51,074,635	$159,875,289

$282,860,350	$106,902,607	$73,161,780	$47,804,208	$152,192,440
$9,011,028	$4,795,971	$4,782,329	$3,270,427	$7,682,849

12,921,420	9,987,204	8,095,505	2,275,527	7,656,358
411,674	448,199	525,892	155,751	386,451

$21.89	$10.70	$9.04	$21.01	$19.88
$21.89	$10.70	$9.09	$21.00	$19.88

$22.74	$11.12	$9.44	$21.82	$20.18

3.75%	3.75%	3.75%	3.75%	1.50%

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2013 (Unaudited)

	Huntington Balanced Allocation Fund	Huntington Conservative Allocation Fund	Huntington Growth Allocation Fund
Assets:
Investments, at cost	$18,482,337	$4,799,883	$12,526,783
Investments in affiliated securities, at value	20,356,934	5,022,896	14,276,782
Total investments	20,356,934	5,022,896	14,276,782
Income receivable	9,596	5,270	2,712
Receivable for investments sold	470,901	48,475	410,173
Receivable for shares sold	86,084	13,655	45,722
Receivable from Adviser	830	1,205	2,135
Prepaid expenses and other assets	6,297	5,803	5,682
Total assets	20,930,642	5,097,304	14,743,206
Liabilities:
Income distribution payable	9,602	230	—
Payable for investments purchased	492,917	75,715	400,329
Payable for shares redeemed	113,634	35,900	109,220
Accrued expenses and other payables:
Administration fees	3,010	750	2,121
Custodian fees	361	239	300
Pricing fees	432	431	431
Distribution services fee	4,189	1,044	2,952
Transfer and dividend disbursing agent fees and expenses	9,078	3,089	7,536
Professional fees	1,919	606	1,400
Printing and postage	1,533	—	1,407
Compliance service fees	173	84	125
Total Liabilities	636,848	118,088	525,821
Net Assets	$20,293,794	$4,979,216	$14,217,385

Net Assets consist of:
Paid in capital	$17,888,449	$4,652,707	$11,464,066
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	1,874,597	223,013	1,749,999
Accumulated net realized gain on investments, options and foreign currency transactions	529,946	102,986	758,464
Accumulated net investment income	802	510	244,856
Net Assets	$20,293,794	$4,979,216	$14,217,385

Net Assets:
Class A Shares	$20,293,794	$4,979,216	$14,217,385
Shares Outstanding: (unlimited number of shares authorized, no par value):
Class A Shares	1,792,310	549,959	1,225,374
Net Asset Value, Redemption Price and Offering Price Per Share:
Class A Shares	$11.32	$9.05	$11.60
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$11.88	$9.50	$12.18
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Operations

Six Months Ended June 30, 2013 (Unaudited)

	Huntington Tax-Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington U.S. Treasury Money Market Fund
Investment Income:
Dividend income	$280	$25,110	$612	$—
Dividend income from affiliated securities	—	—	—	—
Interest income	69,112	234,310	119,155	621,671
Income from securities lending, net (a)	—	—	—	—
Foreign dividend taxes withheld	—	—	—	—
Total investment income	69,392	259,420	119,767	621,671
Expenses:
Investment advisory fees	105,307	479,909	200,536	1,355,572
Administration fees	63,354	288,706	120,581	1,221,795
Custodian fees	9,556	45,127	17,770	168,821
Transfer and dividend disbursing agent fees and expenses	14,447	29,248	15,873	38,707
Trustees’ fees	2,968	15,741	5,643	19,879
Professional fees	5,799	31,163	10,340	49,260
Pricing fees	1,897	189	1,911	599
Distribution services fee—Class A Shares	21,908	146,065	103,428	267,688
Shareholder services fee—Trust Shares	65,848	253,857	63,685	1,426,758
Shareholder services fee—Class A Shares	21,908	146,065	103,428	267,688
State registration costs	13,343	13,935	13,703	13,830
Printing and postage	1,962	22,925	2,922	16,555
Insurance premiums	2,357	7,352	3,327	5,357
Compliance service fees	658	3,683	1,309	3,286
Line of credit fees	673	3,339	1,271	6,292
Interest expense	—	—	188	780
Other	13,458	20,882	15,146	45,789
Recoupment of prior expenses waived/reimbursed by investment adviser	—	—	—	—
Total expenses	345,443	1,508,186	681,061	4,908,656
Investment advisory fees waived	(105,307)	(479,909)	(200,536)	(1,355,572)
Distribution fees waived	(21,098)	(146,065)	(103,428)	(213,946)
Shareholder servicing fees waived	(87,756)	(399,922)	(167,113)	(1,694,446)
Reimbursement from Adviser	(67,806)	(238,827)	(96,727)	(1,308,940)
Net expenses	63,476	243,463	113,257	335,752
Net investment income	5,916	15,957	6,510	285,919
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	—	6,511	—	20,550
Net realized gain (loss) on option transactions	—	—	—	—
Net realized loss on foreign currency transactions	—	—	—	—
Net realized gain on investments, options and translation of assets and liabilities in foreign currency transactions	—	6,511	—	20,550
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	—	—	—	—
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	—	6,511	—	20,550
Change in net assets resulting from operations	$5,916	$22,468	$6,510	$306,469

(a)	Income from securities lending is net of ($—, $—, $—, $—, $—, $5,951, $4,215, $2,380, $27,027 and $20,580) expenses paid to Huntington Bank.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Disciplined Equity Fund	Huntington Dividend Capture Fund	Huntington Global Select Markets Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Mid Corp America Fund

$1,020,004	$5,130,064	$519,236	$3,415,200	$5,695,705	$1,223,389
2,880	1,312	403	977	2,474	1,317
—	—	15,068	—	—	—
—	27,596	19,169	11,519	125,045	93,777
(1,265)	(35,455)	(42,904)	(99,459)	(637,372)	(3,645)
1,021,619	5,123,517	510,972	3,328,237	5,185,852	1,314,838

288,516	798,069	181,864	442,189	1,474,874	531,605
86,765	191,953	32,828	132,964	266,129	127,886
12,820	25,926	26,388	18,099	55,165	18,311

17,206	52,384	14,214	24,009	33,799	33,672
4,037	8,581	1,594	6,074	12,275	5,796
9,080	19,152	3,227	13,711	26,860	12,700
3,936	2,854	7,644	2,012	8,342	3,086
8,821	65,440	509	8,256	11,471	12,121
111,392	200,583	44,957	175,988	357,246	165,080
8,821	65,440	509	8,256	11,471	12,121
15,407	15,393	13,034	13,891	14,593	23,012
2,664	14,733	1,320	6,507	10,206	5,027
2,703	4,067	1,908	3,225	5,362	3,135
911	1,773	355	1,297	2,757	1,220
1,221	2,472	463	1,763	3,726	1,684
—	—	276	—	194	—
3,456	7,121	6,734	4,631	10,673	5,330

5,793	—	550	—	—	—
583,549	1,475,941	338,374	862,872	2,305,143	961,786
—	(460,065)	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
583,549	1,015,876	338,374	862,872	2,305,143	961,786
438,070	4,107,641	172,598	2,465,365	2,880,709	353,052

9,046,990	13,234,474	903,662	8,719,855	8,960,544	2,618,792
(5,143,664)	126,958	24,259	113,097	—	—
—	—	(73,904)	(12,354)	(262,914)	(787)

3,903,326	13,361,432	854,017	8,820,598	8,697,630	2,618,005

657,818	4,561,716	(2,101,851)	3,023,234	(2,424,144)	16,797,872

4,561,144	17,923,148	(1,247,834)	11,843,832	6,273,486	19,415,877
$4,999,214	$22,030,789	$(1,075,236)	$14,309,197	$9,154,195	$19,768,929

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2013 (Unaudited)

	Huntington Real Strategies Fund	Huntington Rotating Markets Fund	Huntington Situs Fund
Investment Income:
Dividend income	$1,401,503	$250,871	$1,481,678
Dividend income from affiliated securities	125,470	429	4,140
Interest income	—	—	—
Income from securities lending, net	459,263	5,443	151,660
Foreign dividend taxes withheld	(51,730)	(4)	(6,198)
Total investment income	1,934,506	256,739	1,631,280
Expenses:
Investment advisory fees	360,301	96,893	983,717
Administration fees	86,708	34,982	236,610
Custodian fees	12,777	5,288	31,617
Transfer and dividend disbursing agent fees and expenses	18,150	15,496	54,179
Trustees' fees	4,092	1,627	10,230
Professional fees	16,157	3,682	23,581
Pricing fees	1,619	2,796	6,471
Distribution services fee—Class A Shares	2,785	3,052	60,436
Shareholder services fee—Trust Shares	117,315	45,395	267,470
Shareholder services fee—Class A Shares	2,785	3,052	60,436
State registration costs	13,353	13,317	15,430
Printing and postage	3,294	1,571	12,559
Insurance premiums	2,692	1,914	4,357
Compliance service fees	906	389	2,014
Line of credit fees	1,231	517	2,821
Interest expense	39	2,502	—
Other	3,416	1,984	8,750
Total expenses	647,620	234,457	1,780,678
Net investment income (loss)	1,286,886	22,282	(149,398)
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	268,298	2,232,659	7,459,530
Net realized gain (loss) on option transactions	(3,307)	—	558,590
Net realized gain (loss) on foreign currency transactions	80	71	(6,923)
Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	265,071	2,232,730	8,011,197
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(5,390,391)	1,402,878	9,304,478
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(5,125,320)	3,635,608	17,315,675
Change in net assets resulting from operations	$(3,838,434)	$3,657,890	$17,166,277

(a)	Income from securities lending is net of ($98,683, $992, $32,480, $-, $-, $371, $- and $-) expenses paid to Huntington Bank.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$123,601	$—	$134,656	$16	$—
1,060	715	731	—	411
4,963,483	1,753,641	1,294,407	844,486	1,881,201
—	—	1,659	—	—
—	—	(25)	—	—
5,088,144	1,754,356	1,431,428	844,502	1,881,612

760,827	293,406	194,705	134,416	441,928
274,599	105,903	70,268	48,515	159,562
40,816	15,730	10,430	7,136	24,932
28,616	20,166	18,007	14,884	20,560
12,974	5,034	3,281	2,269	7,778
28,809	11,390	6,267	4,661	17,137
8,034	10,255	15,775	17,774	7,878
11,842	6,359	6,038	4,349	10,601
368,571	140,344	91,315	62,859	210,363
11,842	6,359	6,038	4,349	10,601
14,304	13,754	13,867	13,267	13,530
8,937	3,529	3,009	1,592	4,583
5,866	3,132	2,553	2,121	4,120
2,875	1,124	696	497	1,819
3,888	1,492	929	498	2,401
—	—	—	—	—
8,557	3,536	4,199	1,900	5,275
1,591,357	641,513	447,377	321,087	943,068
3,496,787	1,112,843	984,051	523,415	938,544

894,331	(154,231)	2,394,809	565,817	894,285
—	—	—	—	—
—	—	(672)	—	—

894,331	(154,231)	2,394,137	565,817	894,285

(12,017,554)	(4,064,956)	(4,184,309)	(2,851,229)	(3,537,898)

(11,123,223)	(4,219,187)	(1,790,172)	(2,285,412)	(2,643,613)
$(7,626,436)	$(3,106,344)	$(806,121)	$(1,761,997)	$(1,705,069)

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2013 (Unaudited)

	Huntington Balanced Allocation Fund	Huntington Conservative Allocation Fund	Huntington Growth Allocation Fund
Investment Income:
Dividend income from affiliated securities	$350,711	$63,953	$291,681
Total investment income	350,711	63,953	291,681
Expenses:
Investment advisory fees	9,731	2,536	6,969
Administration fees	17,556	4,575	12,574
Custodian fees	891	103	566
Transfer and dividend disbursing agent fees and expenses	20,171	8,261	17,353
Trustees' fees	791	212	572
Professional fees	1,785	392	1,281
Pricing fees	390	390	390
Distribution services fee—Class A Shares	24,329	6,339	17,424
State registration costs	3,500	3,432	3,475
Printing and postage	2,468	819	2,090
Insurance premiums	1,558	1,362	1,488
Compliance service fees	169	34	123
Line of credit fees	230	61	168
Interest expense	—	81	39
Other	1,118	1,038	1,302
Total expenses	84,687	29,635	65,814
Investment advisory fees waived	(9,731)	(2,536)	(6,969)
Reimbursement from Adviser	(5,328)	(6,577)	(12,020)
Net expenses	69,628	20,522	46,825
Net investment income	281,083	43,431	244,856
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions of affiliates	95,534	50,996	357,598
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	434,684	(90,568)	284,538
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	530,218	(39,572)	642,136
Change in net assets resulting from operations	$811,301	$3,859	$886,992

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Changes in Net Assets

	Huntington Tax-Free Money Market Fund		Huntington Money Market Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$5,916	$8,731	$15,957	$40,429
Net realized gain (loss) on investments, options and foreign currency transactions	—	205	6,511	(163,708)
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	—	—	—	—
Net increase (decrease) in net assets resulting from operations	5,916	8,936	22,468	(123,279)
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(5,040)	(6,023)	(10,156)	(23,192)
Class A Shares	(876)	(1,859)	(5,835)	(10,010)
Shares	—	—	—	(7,157)
Change in net assets resulting from distributions to shareholders	(5,916)	(7,882)	(15,991)	(40,359)
Change in net assets resulting from capital transactions	(5,558,997)	(17,947,325)	(20,305,512)	(87,148,541)
Change in net assets	(5,558,997)	(17,946,271)	(20,299,035)	(87,312,179)
Net Assets
Beginning of period	74,082,069	92,028,340	346,611,877	433,924,056
End of period	$68,523,072	$74,082,069	$326,312,842	$346,611,877

Accumulated net investment income (loss) included in net assets at end of period	$849	$849	$36	$70
Capital Transactions:
Trust Shares
Shares sold	$18,778,947	$56,902,494	$174,724,850	$716,193,750
Dividends reinvested	—	—	337	503
Shares redeemed	(24,576,896)	(72,732,681)	(211,584,955)	(737,240,395)
Total Trust Shares	(5,797,949)	(15,830,187)	(36,859,768)	(21,046,142)
Class A Shares
Shares sold	18,409,556	56,740,268	96,148,529	287,718,828
Dividends reinvested	90	347	4,424	7,974
Shares redeemed	(18,170,694)	(58,857,753)	(79,598,697)	(279,941,190)
Total Class A Shares	238,952	(2,117,138)	16,554,256	7,785,612
Interfund Shares
Shares sold	—	—	—	403,044,413
Shares redeemed	—	—	—	(476,932,424)
Total Interfund Shares	—	—	—	(73,888,011)
Net change resulting from capital transactions	$(5,558,997)	$(17,947,325)	$(20,305,512)	$(87,148,541)
Share Transactions:
Trust Shares
Shares sold	18,778,947	56,902,494	174,724,850	716,193,750
Dividends reinvested	—	—	337	503
Shares redeemed	(24,576,896)	(72,732,681)	(211,584,955)	(737,206,459)
Total Trust Shares	(5,797,949)	(15,830,187)	(36,859,768)	(21,012,206)
Class A Shares
Shares sold	18,409,556	56,740,268	96,148,379	287,718,828
Dividends reinvested	90	347	4,424	7,974
Shares redeemed	(18,170,694)	(58,857,753)	(79,598,547)	(279,926,202)
Total Class A Shares	238,952	(2,117,138)	16,554,256	7,800,600
Interfund Shares
Shares sold	—	—	—	402,995,491
Shares redeemed	—	—	—	(476,932,423)
Total Interfund Shares	—	—	—	(73,936,932)
Net change resulting from share transactions	(5,558,997)	(17,947,325)	(20,305,512)	(87,148,538)

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund		Huntington U.S. Treasury Money Market Fund		Huntington Disciplined Equity Fund
Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
(Unaudited)		(Unaudited)		(Unaudited)

$6,510	$14,396	$285,919	$28,830	$438,070	$950,914
—	(1,213)	20,550	67	3,903,326	(9,341,311)
—	—	—	—	657,818	8,777,939
6,510	13,183	306,469	28,897	4,999,214	387,542

(2,548)	(6,202)	(285,919)	(28,863)	—	(892,663)
(4,138)	(8,065)	—	—	—	(57,785)
—	—	—	—	—	—
(6,686)	(14,267)	(285,919)	(28,863)	—	(950,448)
5,513,626	(13,261,003)	562,864,649	511,287,647	1,507,725	23,594,794
5,513,450	(13,262,087)	562,885,199	511,287,681	6,506,939	23,031,888

131,807,591	145,069,678	846,195,481	334,907,800	93,986,887	70,954,999
$137,321,041	$131,807,591	$1,409,080,680	$846,195,481	$100,493,826	$93,986,887

$(47)	$129	$(105)	$(105)	$438,536	$466

$38,566,081	$123,063,456	$1,716,074,026	$1,109,564,739	$14,176,181	$41,393,993
8	15	—	—	—	218,645
(47,369,474)	(125,995,370)	(1,296,706,228)	(623,958,239)	(11,411,755)	(20,003,257)
(8,803,385)	(2,931,899)	419,367,798	485,606,500	2,764,426	21,609,381

87,336,288	130,273,917	339,561,517	265,702,247	896,606	3,540,272
1,970	4,139	—	—	—	48,941
(73,021,247)	(140,607,160)	(196,064,666)	(240,021,100)	(2,153,307)	(1,603,800)
14,317,011	(10,329,104)	143,496,851	25,681,147	(1,256,701)	1,985,413

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
$5,513,626	$(13,261,003)	$562,864,649	$511,287,647	$1,507,725	$23,594,794

38,566,081	123,063,456	1,716,074,026	1,109,564,739	1,383,846	4,144,406
8	15	—	—	—	22,494
(47,369,474)	(125,995,370)	(1,296,706,228)	(623,958,239)	(1,116,820)	(2,007,308)
(8,803,385)	(2,931,899)	419,367,798	485,606,500	267,026	2,159,592

87,336,288	130,273,917	339,561,517	265,702,247	87,700	355,559
1,970	4,139	—	—	—	5,040
(73,021,247)	(140,607,160)	(196,064,666)	(240,021,699)	(210,907)	(161,132)
14,317,011	(10,329,104)	143,496,851	25,680,548	(123,207)	199,467

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
5,513,626	(13,261,003)	562,864,649	511,287,048	143,819	2,359,059

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Dividend Capture Fund		Huntington Global Select Markets Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$4,107,641	$6,094,569	$172,598	$165,335
Net realized gain (loss) on investments, options and foreign currency transactions	13,361,432	8,251,736	854,017	(1,659,321)
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	4,561,716	2,647,533	(2,101,851)	5,612,636
Net increase (decrease) in net assets resulting from operations	22,030,789	16,993,838	(1,075,236)	4,118,650
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(2,437,619)	(5,565,125)	—	(159,357)
Class A Shares	(739,931)	(1,525,931)	—	(642)
From net realized gain on investments:
Trust Shares	—	—	—	—
Class A Shares	—	—	—	—
From return of capital:
Trust Shares	—	—	—	—
Class A Shares	—	—	—	—
Change in net assets resulting from distributions to shareholders	(3,177,550)	(7,091,056)	—	(159,999)
Change in net assets resulting from capital transactions	16,332,818	37,745,146	(9,940,736)	(4,258,786)
Change in net assets	35,186,057	47,647,928	(11,015,972)	(300,135)
Net Assets
Beginning of period	192,288,430	144,640,502	39,111,785	39,411,920
End of period	$227,474,487	$192,288,430	$28,095,813	$39,111,785

Accumulated net investment income (loss) included in net assets at end of period	$886,950	$(43,141)	$65,434	$(107,164)
Capital Transactions:
Trust Shares
Shares sold	$27,845,675	$40,172,943	$5,512,315	$10,312,738
Shares issued in connection with merger	—	—	—	—
Dividends reinvested	1,428,521	3,233,036	—	84,555
Shares redeemed	(20,195,270)	(23,219,956)	(15,445,127)	(14,476,689)
Total Trust Shares	9,078,926	20,186,023	(9,932,812)	(4,079,396)
Class A Shares
Shares sold	12,248,788	22,580,560	70,086	67,677
Shares issued in connection with merger	—	—	—	—
Dividends reinvested	623,674	1,291,922	—	580
Shares redeemed	(5,618,570)	(6,313,359)	(78,010)	(247,647)
Total Class A Shares	7,253,892	17,559,123	(7,924)	(179,390)
Net change resulting from capital transactions	$16,332,818	$37,745,146	$(9,940,736)	$(4,258,786)
Share Transactions:
Trust Shares
Shares sold	2,726,078	4,271,135	525,098	1,026,696
Shares issued in connection with merger	—	—	—	—
Dividends reinvested	139,965	343,572	—	8,241
Shares redeemed	(1,970,583)	(2,461,311)	(1,468,832)	(1,440,815)
Total Trust Shares	895,460	2,153,396	(943,734)	(405,878)
Class A Shares
Shares sold	1,195,212	2,403,076	6,711	6,708
Shares issued in connection with merger	—	—	—	—
Dividends reinvested	61,162	137,278	—	57
Shares redeemed	(550,636)	(669,608)	(7,527)	(24,303)
Total Class A Shares	705,738	1,870,746	(816)	(17,538)
Net change resulting from share transactions	1,601,198	4,024,142	(944,550)	(423,416)

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Income Equity Fund		Huntington International Equity Fund		Huntington Mid Corp America Fund
Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
(Unaudited)		(Unaudited)		(Unaudited)

$2,465,365	$4,684,875	$2,880,709	$3,675,063	$353,052	$428,461
8,820,598	3,563,285	8,697,630	51,936	2,618,005	16,918,500
3,023,234	4,345,968	(2,424,144)	33,598,528	16,797,872	2,610,302
14,309,197	12,594,128	9,154,195	37,325,527	19,768,929	19,957,263

(1,936,782)	(4,338,945)	—	(4,653,459)	—	(149,997)
(83,449)	(194,157)	—	(125,919)	—	—

—	—	—	—	—	(17,640,298)
—	—	—	—	—	(1,242,961)

—	—	—	(94,060)	—	—
—	—	—	(2,989)	—	—
(2,020,231)	(4,533,102)	—	(4,876,427)	—	(19,033,256)
(6,191,197)	10,150,918	(11,590,185)	(2,006,776)	(8,828,490)	4,718,571
6,097,769	18,211,944	(2,435,990)	30,442,324	10,940,439	5,642,578

137,724,316	119,512,372	294,466,176	264,023,852	134,375,960	128,733,382
$143,822,085	$137,724,316	$292,030,186	$294,466,176	$145,316,399	$134,375,960

$532,925	$87,791	$2,833,969	$(46,740)	$568,449	$215,397

$11,516,539	$29,782,777	$30,744,449	$52,256,824	$9,864,914	$13,827,713
—	—	—	—	—	13,560,775
991,722	2,304,326	—	1,568,036	—	6,759,528
(19,190,803)	(22,127,076)	(41,850,034)	(55,721,464)	(18,290,842)	(31,979,155)
(6,682,542)	9,960,027	(11,105,585)	(1,896,604)	(8,425,928)	2,168,861

932,141	835,914	804,003	1,968,828	530,292	603,617
—	—	—	—	—	2,975,148
78,822	181,480	—	106,396	—	1,210,525
(519,618)	(826,503)	(1,288,603)	(2,185,396)	(932,854)	(2,239,580)
491,345	190,891	(484,600)	(110,172)	(402,562)	2,549,710
$(6,191,197)	$10,150,918	$(11,590,185)	$(2,006,776)	$(8,828,490)	$4,718,571

480,591	1,339,802	2,551,195	4,794,798	642,437	798,431
—	—	—	—	—	964,397
40,739	104,419	—	139,629	—	500,075
(788,399)	(994,295)	(3,550,739)	(5,136,796)	(1,208,395)	(1,992,180)
(267,069)	449,926	(999,544)	(202,369)	(565,958)	270,723

37,845	37,777	68,653	185,750	36,298	32,860
—	—	—	—	—	218,019
3,232	8,219	—	9,542	—	93,189
(21,271)	(37,614)	(109,721)	(204,547)	(64,544)	(146,351)
19,806	8,382	(41,068)	(9,255)	(28,246)	197,717
(247,263)	458,308	(1,040,612)	(211,624)	(594,204)	468,440

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Real Strategies Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$1,286,886	$1,491,924
Net realized gain on investments, options and foreign currency transactions	265,071	1,868,940
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	(5,390,391)	1,336,944
Net increase (decrease) in net assets resulting from operations	(3,838,434)	4,697,808
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	—	(1,285,857)
Class A Shares	—	(24,146)
From net realized gain on investments:
Trust Shares	—	—
Class A Shares	—	—
Change in net assets resulting from distributions to shareholders	—	(1,310,003)
Change in net assets resulting from capital transactions	(4,503,890)	597,559
Change in net assets	(8,342,324)	3,985,364
Net Assets
Beginning of period	98,464,846	94,479,482
End of period	$90,122,522	$98,464,846

Accumulated net investment income (loss) included in net assets at end of period	$294,980	$(991,906)
Capital Transactions:
Trust Shares
Shares sold	$8,917,746	$20,221,413
Dividends reinvested	—	408,815
Shares redeemed	(13,486,638)	(20,138,159)
Total Trust Shares	(4,568,892)	492,069
Class A Shares
Shares sold	466,237	600,612
Dividends reinvested	—	20,226
Shares redeemed	(401,235)	(515,348)
Total Class A Shares	65,002	105,490
Net change resulting from capital transactions	$(4,503,890)	$597,559
Share Transactions:
Trust Shares
Shares sold	1,185,665	2,703,233
Dividends reinvested	—	56,002
Shares redeemed	(1,788,234)	(2,713,598)
Total Trust Shares	(602,569)	45,637
Class A Shares
Shares sold	61,972	80,216
Dividends reinvested	—	2,771
Shares redeemed	(52,868)	(70,324)
Total Class A Shares	9,104	12,663
Net change resulting from share transactions	(593,465)	58,300

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Rotating Markets Fund		Huntington Situs Fund		Huntington Fixed Income Securities Fund
Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
(Unaudited)		(Unaudited)		(Unaudited)

$22,282	$259,951	$(149,398)	$771,815	$3,496,787	$7,583,694
2,232,730	8,738,402	8,011,197	6,492,516	894,331	3,821,523
1,402,878	(6,562,094)	9,304,478	37,169,548	(12,017,554)	777,910
3,657,890	2,436,259	17,166,277	44,433,879	(7,626,436)	12,183,127

—	(758,865)	—	(325,001)	(3,399,127)	(7,395,799)
—	(39,134)	—	—	(97,699)	(187,895)

—	(4,850,052)	—	(5,957,785)	—	(2,812,485)
—	(309,983)	—	(901,370)	—	(87,923)
—	(5,958,034)	—	(7,184,156)	(3,496,826)	(10,484,102)
(20,004,328)	6,656,674	30,936,164	(4,551,643)	(8,951,723)	10,923,774
(16,346,438)	3,134,899	48,102,441	32,698,080	(20,074,985)	12,622,799

40,552,466	37,417,567	221,241,822	188,543,742	311,946,363	299,323,564
$24,206,028	$40,552,466	$269,344,263	$221,241,822	$291,871,378	$311,946,363

$33,128	$10,846	$86,063	$235,461	$(20,007)	$(19,968)

$1,425,580	$6,366,986	$42,020,221	$35,261,454	$36,618,217	$89,501,492
—	3,965,424	—	2,781,390	1,672,540	4,976,640
(21,509,094)	(3,795,494)	(37,420,190)	(44,258,695)	(47,092,902)	(84,907,102)
(20,083,514)	6,536,916	4,600,031	(6,215,851)	(8,802,145)	9,571,030

322,666	404,293	32,505,910	11,402,172	1,370,519	3,201,216
—	345,792	—	718,866	85,141	236,380
(243,480)	(630,327)	(6,169,777)	(10,456,830)	(1,605,238)	(2,084,852)
79,186	119,758	26,336,133	1,664,208	(149,578)	1,352,744
$(20,004,328)	$6,656,674	$30,936,164	$(4,551,643)	$(8,951,723)	$10,923,774

128,973	565,034	1,657,942	1,603,245	1,628,789	3,926,861
—	374,798	—	121,716	74,534	218,067
(1,866,773)	(316,263)	(1,463,766)	(2,010,143)	(2,097,334)	(3,719,536)
(1,737,800)	623,569	194,176	(285,182)	(394,011)	425,392

28,854	33,519	1,325,766	525,642	60,925	139,993
—	32,970	—	32,367	3,794	10,361
(21,743)	(52,598)	(250,854)	(486,707)	(71,542)	(91,472)
7,111	13,891	1,074,912	71,302	(6,823)	58,882
(1,730,689)	637,460	1,269,088	(213,880)	(400,834)	484,274

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Intermediate Government Income Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$1,112,843	$2,558,582
Net realized gain (loss) on investments, options and foreign currency transactions	(154,231)	538,950
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	(4,064,956)	(645,661)
Net increase (decrease) in net assets resulting from operations	(3,106,344)	2,451,871
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(1,069,759)	(2,679,518)
Class A Shares	(42,189)	(91,998)
From net realized gain on investments:
Trust Shares	—	(119,827)
Class A Shares	—	(5,540)
Change in net assets resulting from distributions to shareholders	(1,111,948)	(2,896,883)
Change in net assets resulting from capital transactions	(5,601,794)	(17,016,952)
Change in net assets	(9,820,086)	(17,461,964)
Net Assets
Beginning of period	121,518,664	138,980,628
End of period	$111,698,578	$121,518,664

Accumulated net investment income (loss) included in net assets at end of period	$189,932	$189,037
Capital Transactions:
Trust Shares
Shares sold	$7,261,117	$23,029,934
Dividends reinvested	455,757	1,394,820
Shares redeemed	(13,058,972)	(41,870,812)
Total Trust Shares	(5,342,098)	(17,446,058)
Class A Shares
Shares sold	809,702	1,630,219
Dividends reinvested	36,822	81,811
Shares redeemed	(1,106,220)	(1,282,924)
Total Class A Shares	(259,696)	429,106
Net change resulting from capital transactions	$(5,601,794)	$(17,016,952)
Share Transactions:
Trust Shares
Shares sold	661,804	2,068,338
Dividends reinvested	41,647	125,215
Shares redeemed	(1,191,556)	(3,754,805)
Total Trust Shares	(488,105)	(1,561,252)
Class A Shares
Shares sold	73,894	146,311
Dividends reinvested	3,366	7,344
Shares redeemed	(101,068)	(115,206)
Total Class A Shares	(23,808)	38,449
Net change resulting from share transactions	(511,913)	(1,522,803)

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund		Huntington Ohio Tax-Free Fund		Huntington Short/Intermediate Fixed Income Securities Fund
Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
(Unaudited)		(Unaudited)		(Unaudited)

$984,051	$1,974,167	$523,415	$1,066,186	$938,544	$2,683,509
2,394,137	2,666,137	565,817	1,310,617	894,285	1,265,862
(4,184,309)	(1,286,525)	(2,851,229)	(236,909)	(3,537,898)	(40,547)
(806,121)	3,353,779	(1,761,997)	2,139,894	(1,705,069)	3,908,824

(780,691)	(2,535,226)	(494,009)	(1,012,511)	(903,083)	(2,576,124)
(45,442)	(106,188)	(29,857)	(53,675)	(35,268)	(107,385)

—	(491,462)	—	(978,245)	—	—
—	(31,853)	—	(63,005)	—	—
(826,133)	(3,164,729)	(523,866)	(2,107,436)	(938,351)	(2,683,509)
957,464	(30,102,651)	(671,910)	230,660	(36,409,195)	(27,238,642)
(674,790)	(29,913,601)	(2,957,773)	263,118	(39,052,615)	(26,013,327)

78,618,899	108,532,500	54,032,408	53,769,290	198,927,904	224,941,231
$77,944,109	$78,618,899	$51,074,635	$54,032,408	$159,875,289	$198,927,904

$152,711	$(5,207)	$(451)	$—	$193	$—

$11,848,703	$22,299,497	$5,019,737	$15,045,712	$16,975,255	$68,828,660
139,063	1,094,220	29,341	165,244	93,190	662,525
(11,113,859)	(53,882,025)	(5,660,518)	(15,321,574)	(50,103,118)	(98,661,516)
873,907	(30,488,308)	(611,440)	(110,618)	(33,034,673)	(29,170,331)

698,590	1,439,782	487,425	831,863	522,735	4,842,752
42,067	125,643	22,761	93,631	34,727	105,494
(657,100)	(1,179,768)	(570,656)	(584,216)	(3,931,984)	(3,016,557)
83,557	385,657	(60,470)	341,278	(3,374,522)	1,931,689
$957,464	$(30,102,651)	$(671,910)	$230,660	$(36,409,195)	$(27,238,642)

1,288,196	2,389,996	229,879	680,696	844,107	3,405,258
15,131	117,258	1,353	7,478	4,633	32,779
(1,204,977)	(5,751,919)	(259,789)	(691,230)	(2,487,237)	(4,879,412)
98,350	(3,244,665)	(28,557)	(3,056)	(1,638,497)	(1,441,375)

75,443	153,113	22,522	37,704	25,915	239,572
4,549	13,420	1,050	4,241	1,728	5,217
(70,994)	(125,517)	(26,570)	(26,431)	(194,779)	(149,321)
8,998	41,016	(2,998)	15,514	(167,136)	95,468
107,348	(3,203,649)	(31,555)	12,458	(1,805,633)	(1,345,907)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Balanced Allocation Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$281,083	$199,849
Net realized gain on investments, options and foreign currency transactions	95,534	1,945,715
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	434,684	(96,551)
Net increase in net assets resulting from operations	811,301	2,049,013
Distributions to Shareholders—
From and/or excess of net investment income:
Class A Shares	(280,978)	(195,879)
From net realized gain on investments:
Class A Shares	—	(1,634,017)
Change in net assets resulting from distributions to shareholders	(280,978)	(1,829,896)
Change in net assets resulting from capital transactions	1,571,596	(9,669,159)
Change in net assets	2,101,919	(9,450,042)
Net Assets
Beginning of period	18,191,875	27,641,917
End of period	$20,293,794	$18,191,875

Accumulated net investment income included in net assets at end of period	$802	$697
Capital Transactions:
Class A Shares
Shares sold	3,708,906	4,756,802
Dividends reinvested	270,503	1,725,282
Shares redeemed	(2,407,813)	(16,151,243)
Total Class A Shares	1,571,596	(9,669,159)
Net change resulting from capital transactions	$1,571,596	$(9,669,159)
Share Transactions:
Class A Shares
Shares sold	322,624	401,594
Dividends reinvested	23,867	156,281
Shares redeemed	(209,782)	(1,341,396)
Total Class A Shares	136,709	(783,521)
Net change resulting from share transactions	136,709	(783,521)

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Conservative Allocation Fund		Huntington Growth Allocation Fund
Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
(Unaudited)		(Unaudited)

$43,431	$84,147	$244,856	$125,886
50,996	847,999	357,598	1,993,339
(90,568)	(405,122)	284,538	59,471
3,859	527,024	886,992	2,178,696

(42,921)	(84,937)	—	(127,525)

—	(858,976)	—	(1,685,603)
(42,921)	(943,913)	—	(1,813,128)
251,098	(10,360,220)	139,935	(8,793,409)
212,036	(10,777,109)	1,026,927	(8,427,841)

4,767,180	15,544,289	13,190,458	21,618,299
$4,979,216	$4,767,180	$14,217,385	$13,190,458

$510	$—	$244,856	$—

2,531,949	2,358,583	2,362,588	4,045,897
39,787	875,337	—	1,747,429
(2,320,638)	(13,’594,140)	(2,222,653)	(14,586,735)
251,098	(10,360,220)	139,935	(8,793,409)
$251,098	$(10,360,220)	$139,935	$(8,793,409)

274,817	215,570	204,722	332,783
4,318	94,671	—	160,209
(252,003)	(1,237,186)	(192,999)	(1,167,770)
27,132	(926,945)	11,723	(674,778)
27,132	(926,945)	11,723	(674,778)

Semi-Annual Shareholder Report

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON TAX-FREE MONEY MARKET FUND
Trust Shares
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
Class A Shares
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
HUNTINGTON MONEY MARKET FUND
Trust Shares
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
Class A Shares
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—		(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2013 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.
(6)	Rounds to less than 0.005%.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, end of period (000 omitted)

$1.00	1.86%		0.88%		1.75%		0.88%		$144,861
$1.00	0.10%		0.78%		0.12%		0.89%		$76,805
$1.00	0.01%		0.44%		0.01%		0.89%		$66,919
$1.00	0.01%		0.30%		0.01%		0.92%		$73,147
$1.00	0.01%		0.22%		0.01%		0.93%		$57,317
$1.00	0.01	%(4)	0.18	%(5)	0.02	%(5)	0.92	%(5)	$51,519

$1.00	1.61%		1.13%		1.48%		1.13%		$38,466
$1.00	0.03%		0.87%		0.03%		1.15%		$21,709
$1.00	0.01%		0.45%		0.01%		1.16%		$15,539
$1.00	0.01%		0.30%		0.01%		1.17%		$18,882
$1.00	0.01%		0.22%		0.01%		1.18%		$16,765
$1.00	—	%(4)(6)	0.19	%(5)	0.01	%(5)	1.17	%(5)	$17,004

$1.00	1.59%		0.80%		1.53%		0.80%		$779,158
$1.00	0.01%		0.45%		0.02%		0.87%		$260,720
$1.00	0.01%		0.31%		0.01%		0.88%		$214,981
$1.00	0.01%		0.24%		0.01%		0.84%		$262,067
$1.00	0.01%		0.23%		0.01%		0.86%		$240,924
$1.00	—	%(4)(6)	0.15	%(5)	0.01	%(5)	0.85	%(5)	$204,069

$1.00	1.34%		1.04%		1.48%		1.04%		$299,329
$1.00	0.01%		0.42%		0.01%		1.12%		$135,260
$1.00	0.01%		0.32%		0.01%		1.13%		$134,974
$1.00	0.01%		0.24%		0.01%		1.09%		$97,936
$1.00	0.01%		0.23%		0.01%		1.11%		$105,688
$1.00	—	%(4)(6)	0.15	%(5)	0.01	%(5)	1.10	%(5)	$122,244

Semi-Annual Shareholder Report

Financial Highlights (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Trust Shares
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
Class A Shares
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Trust Shares
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—		(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
Class A Shares
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—		(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—		—		—
2013(3)	$1.00	—		—	(2)	—	(2)	—		—		—
(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2013 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.
(6)	Rounds to less than 0.005%.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, end of period (000 omitted)

$1.00	1.81%		0.83%		1.73%		0.83%		$312,467
$1.00	0.12%		0.78%		0.14%		0.89%		$142,956
$1.00	0.01%		0.42%		0.01%		0.88%		$81,023
$1.00	0.01%		0.28%		0.01%		0.84%		$61,212
$1.00	0.01%		0.20%		0.01%		0.88%		$58,279
$1.00	—	%(4)(6)	0.17	%(5)	0.01	%(5)	0.86	%(5)	$49,476

$1.00	1.56%		1.08%		1.54%		1.08%		$106,617
$1.00	0.02%		0.82%		0.02%		1.14%		$112,048
$1.00	0.01%		0.41%		0.01%		1.12%		$117,109
$1.00	0.01%		0.28%		0.01%		1.09%		$83,858
$1.00	0.01%		0.20%		0.01%		1.13%		$73,528
$1.00	—	%(4)(6)	0.17	%(5)	0.01	%(5)	1.11	%(5)	$87,845

$1.00	0.93%		0.69%		0.93%		0.76%		$583,050
$1.00	0.01%		0.20%		0.01%		0.79%		$261,263
$1.00	0.01%		0.15%		0.01%		0.76%		$312,870
$1.00	0.01%		0.07%		0.01%		0.74%		$251,704
$1.00	0.01%		0.09%		0.01%		0.74%		$737,310
$1.00	0.02	%(4)	0.04	%(5)	0.05	%(5)	0.68	%(5)	$1,156,696

$1.00	0.74%		0.83%		0.67%		0.98%		$126,485
$1.00	0.01%		0.20%		0.01%		1.03%		$54,935
$1.00	0.01%		0.15%		0.01%		1.01%		$74,845
$1.00	0.01%		0.07%		0.01%		0.99%		$83,204
$1.00	—%		0.09%		—	%(6)	0.99%		$108,885
$1.00	—	%(4)	0.09	%(5)	—	%(5)	0.93	%(5)	$252,385

Semi-Annual Shareholder Report

Financial Highlights (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON DISCIPLINED EQUITY FUND
Trust Shares
2011(4)	$10.00	0.04	(0.19)	(0.15)	(0.04)	—	—	(0.04)
2012	$9.81	0.10	(0.01)	0.09	(0.10)	—	—	(0.10)
2013(7)	$9.80	0.05	0.47	0.52	—	—	—	—
Class A Shares
2011(4)	$10.00	0.02	(0.19)	(0.17)	(0.04)	—	—	(0.04)
2012	$9.79	0.08	(0.02)	0.06	(0.07)	—	—	(0.07)
2013(7)	$9.78	0.04	0.47	0.51	—	—	—	—
HUNTINGTON DIVIDEND CAPTURE FUND
Trust Shares
2008	$9.89	0.40	(3.18)	(2.78)	(0.39)	(0.12)	(0.03)	(0.54)
2009	$6.57	0.29	1.31	1.60	(0.29)	—	(0.02)	(0.31)
2010	$7.86	0.25	0.83	1.08	(0.25)	—	—	(0.25)
2011	$8.69	0.30	0.22	0.52	(0.30)	—	—	(0.30)
2012	$8.91	0.33	0.63	0.96	(0.38)	—	—	(0.38)
2013(7)	$9.49	0.20	0.87	1.07	(0.15)	—	—	(0.15)
Class A Shares
2008	$9.89	0.38	(3.18)	(2.80)	(0.37)	(0.12)	(0.03)	(0.52)
2009	$6.57	0.27	1.31	1.58	(0.27)	—	(0.02)	(0.29)
2010	$7.86	0.23	0.83	1.06	(0.23)	—	—	(0.23)
2011	$8.69	0.28	0.21	0.49	(0.28)	—	—	(0.28)
2012	$8.90	0.30	0.65	0.95	(0.36)	—	—	(0.36)
2013(7)	$9.49	0.18	0.87	1.05	(0.14)	—	—	(0.14)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Reflects operations for the period from August 1, 2011 (commencement of operations) to December 31, 2011.
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	Six months ended June 30, 2013 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$9.81	(1.50	)%(5)	1.20	%(6)	0.98	%(6)	1.33	%(6)	$65,294	3	%(5)
$9.80	0.91%		1.20%		1.07%		1.23%		$86,382	9%
$10.32	5.31	%(5)	1.19	%(6)	0.93	%(6)	1.19	%(6)	$93,760	32	%(5)

$9.79	(1.73	)%(5)	1.45	%(6)	0.72	%(6)	1.58	%(6)	$5,661	3	%(5)
$9.78	0.67%		1.45%		0.82%		1.48%		$7,605	9%
$10.29	5.21	%(5)	1.44	%(6)	0.68	%(6)	1.44	%(6)	$6,734	32	%(5)

$6.57	(29.26)%		1.31%		4.56%		1.31%		$60,162	66%
$7.86	25.24%		1.41%		4.37%		1.41%		$74,593	99%
$8.69	13.99%		1.40%		3.05%		1.40%		$100,622	115%
$8.91	6.03%		1.36%		3.40%		1.36%		$117,798	143%
$9.49	10.87%		1.21%		3.55%		1.36%		$145,946	109%
$10.41	11.36	%(5)	0.89	%(6)	3.92	%(6)	1.32	%(6)	$169,331	58	%(5)

$6.57	(29.41)%		1.56%		4.18%		1.56%		$5,094	66%
$7.86	24.93%		1.66%		4.10%		1.66%		$5,473	99%
$8.69	13.72%		1.64%		2.82%		1.64%		$17,784	115%
$8.90	5.65%		1.61%		3.19%		1.61%		$26,843	143%
$9.49	10.72%		1.46%		3.37%		1.61%		$46,343	109%
$10.40	11.13	%(5)	1.14	%(6)	3.68	%(6)	1.57	%(6)	$58,144	58	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON GLOBAL SELECT MARKETS FUND
Trust Shares
2009(4)	$10.00	—	(5)	— (5)	— (5)	—	—	—	—
2010	$10.00	0.03		1.55	1.58	(0.11)	—	(0.01)	(0.12)
2011	$11.46	0.08		(1.99)	(1.91)	(0.05)	(0.14)	—	(0.19)
2012	$9.36	0.04		0.97	1.01	(0.04)	—	—	(0.04)
2013(8)	$10.33	0.05		(0.49)	(0.44)	—	—	—	—
Class A Shares
2009(4)	$10.00	—	(5)	— (5)	— (5)	—	—	—	—
2010	$10.00	0.01		1.53	1.54	(0.09)	—	(0.02)	(0.11)
2011	$11.43	0.04		(1.97)	(1.93)	— (5)	(0.14)	—	(0.14)
2012	$9.36	0.01		0.97	0.98	(0.02)	—	—	(0.02)
2013(8)	$10.32	0.04		(0.49)	(0.45)	—	—	—	—
HUNTINGTON INCOME EQUITY FUND
Trust Shares
2008	$26.46	0.55		(10.54)	(9.99)	(0.54)	(0.11)	(0.03)	(0.68)
2009	$15.79	0.47		2.87	3.34	(0.47)	—	(0.01)	(0.48)
2010	$18.65	0.49		1.62	2.11	(0.48)	—	—	(0.48)
2011	$20.28	0.70		0.69	1.39	(0.72)	—	—	(0.72)
2012	$20.95	0.81		1.37	2.18	(0.79)	—	—	(0.79)
2013(8)	$22.34	0.41		1.89	2.30	(0.33)	—	—	(0.33)
Class A Shares
2008	$26.46	0.51		(10.54)	(10.03)	(0.49)	(0.11)	(0.03)	(0.63)
2009	$15.80	0.44		2.86	3.30	(0.43)	—	(0.01)	(0.44)
2010	$18.66	0.44		1.62	2.06	(0.43)	—	—	(0.43)
2011	$20.29	0.65		0.68	1.33	(0.67)	—	—	(0.67)
2012	$20.95	0.76		1.37	2.13	(0.73)	—	—	(0.73)
2013(8)	$22.35	0.37		1.90	2.27	(0.30)	—	—	(0.30)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Reflects operations for the period from December 30, 2009 (commencement of operations) to December 31, 2009.
(5)	Amount is less than $0.005.
(6)	Not Annualized.
(7)	Computed on an annualized basis.
(8)	Six months ended June 30, 2013 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$10.00	—	%(6)	1.83	%(7)	(1.46	)%(7)	1.83	%(7)	$1	—	%(6)
$11.46	15.85%		1.90%		0.40%		2.19%		$41,116	45%
$9.36	(16.67)%		1.79%		0.71%		1.79%		$38,871	110%
$10.33	10.82%		1.90%		0.40%		1.90%		$38,696	97%
$9.89	(4.26	)%(6)	1.86	%(7)	0.95	%(7)	1.86	%(7)	$27,706	71	%(6)

$10.00	—	%(6)	2.19	%(7)	(2.92	)%(7)	2.19	%(7)	$1	—	%(6)
$11.43	15.38%		2.16%		0.20%		2.44%		$860	45%
$9.36	(16.80)%		2.04%		0.48%		2.04%		$541	110%
$10.32	10.43%		2.15%		0.09%		2.15%		$416	97%
$9.87	(4.36	)%(6)	2.11	%(7)	0.85	%(7)	2.11	%(7)	$390	71	%(6)

$15.79	(38.35)%		1.16%		2.60%		1.16%		$89,815	88%
$18.65	21.92%		1.22%		3.05%		1.22%		$104,433	90%
$20.28	11.59%		1.22%		2.59%		1.22%		$101,076	89%
$20.95	6.92%		1.19%		3.36%		1.19%		$114,048	197%
$22.34	10.50%		1.19%		3.69%		1.19%		$131,708	203%
$24.31	10.30	%(6)	1.16	%(7)	3.36	%(7)	1.16	%(7)	$136,796	75	%(6)

$15.80	(38.47)%		1.41%		2.34%		1.41%		$3,214	88%
$18.66	21.60%		1.47%		2.83%		1.47%		$3,271	90%
$20.29	11.31%		1.47%		2.39%		1.47%		$5,935	89%
$20.95	6.60%		1.44%		3.08%		1.44%		$5,464	197%
$22.35	10.27%		1.44%		3.44%		1.44%		$6,016	203%
$24.32	10.17	%(6)	1.41	%(7)	3.12	%(7)	1.41	%(7)	$7,026	75	%(6)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital		Total distributions
HUNTINGTON INTERNATIONAL EQUITY FUND
Trust Shares
2008	$15.01	0.17	(6.36)	(6.19)	(0.13)	(0.47)	—		(0.60)
2009	$8.22	0.17	2.52	2.69	(0.10)	(0.02)	—		(0.12)
2010	$10.79	0.13	0.70	0.83	(0.09)	—	—		(0.09)
2011	$11.53	0.15	(1.47)	(1.32)	(0.12)	—	—		(0.12)
2012	$10.09	0.14	1.30	1.44	(0.19)	—	—	(3)	(0.19)
2013(4)	$11.34	0.12	0.26	0.38	—	—	—		—
Class A Shares
2008	$14.90	0.13	(6.29)	(6.16)	(0.11)	(0.47)	—		(0.58)
2009	$8.16	0.13	2.51	2.64	(0.06)	(0.02)	—		(0.08)
2010	$10.72	0.08	0.73	0.81	(0.08)	—	—		(0.08)
2011	$11.45	0.13	(1.47)	(1.34)	(0.09)	—	—		(0.09)
2012	$10.02	0.12	1.28	1.40	(0.16)	—	—	(3)	(0.16)
2013(4)	$11.26	0.10	0.26	0.36	—	—	—		—
HUNTINGTON MID CORP AMERICA FUND
Trust Shares
2008	$16.31	0.02	(5.98)	(5.96)	(0.01)	(0.41)	—		(0.42)
2009	$9.93	0.04	3.20	3.24	(0.04)	—	—		(0.04)
2010	$13.13	0.01	3.00	3.01	(0.01)	(0.50)	—		(0.51)
2011	$15.63	0.01	(0.43)	(0.42)	(0.01)	(1.44)	—		(1.45)
2012	$13.76	0.05	1.95	2.00	(0.02)	(2.04)	—		(2.06)
2013(4)	$13.70	0.04	2.03	2.07	—	—	—		—
Class A Shares
2008	$16.00	(0.02)	(5.84)	(5.86)	—	(0.41)	—		(0.41)
2009	$9.73	0.01	3.12	3.13	(0.01)	—	—		(0.01)
2010	$12.85	(0.01)	2.91	2.90	—	(0.50)	—		(0.50)
2011	$15.25	(0.03)	(0.41)	(0.44)	—	(1.44)	—		(1.44)
2012	$13.37	0.01	1.83	1.84	—	(2.04)	—		(2.04)
2013(4)	$13.17	0.02	1.96	1.98	—	—	—		—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Amount is less than $0.005.
(4)	Six months ended June 30, 2013 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$8.22	(41.73)%		1.57%		1.37%		1.57%		$191,163	21%
$10.79	32.84%		1.59%		1.68%		1.59%		$322,427	26%
$11.53	7.72%		1.59%		1.14%		1.59%		$296,797	41%
$10.09	(11.40)%		1.56%		1.28%		1.56%		$255,832	39%
$11.34	14.28%		1.58%		1.32%		1.58%		$285,361	25%
$11.72	3.35	%(5)	1.56	%(6)	1.96	%(6)	1.56	%(6)	$283,112	40	%(5)

$8.16	(41.88)%		1.82%		1.13%		1.82%		$6,929	21%
$10.72	32.45%		1.84%		1.28%		1.84%		$7,547	26%
$11.45	7.54%		1.84%		0.86%		1.84%		$10,631	41%
$10.02	(11.67)%		1.81%		1.03%		1.81%		$8,192	39%
$11.26	14.00%		1.83%		1.06%		1.83%		$9,105	25%
$11.62	3.20	%(5)	1.81	%(6)	1.73	%(6)	1.81	%(6)	$8,918	40	%(5)

$9.93	(37.51)%		1.31%		0.10%		1.31%		$87,843	18%
$13.13	32.59%		1.36%		0.30%		1.36%		$131,638	12%
$15.63	22.94%		1.36%		0.08%		1.36%		$141,282	19%
$13.76	(2.37)%		1.32%		0.03%		1.32%		$122,124	25%
$13.70	14.70%		1.38%		0.32%		1.38%		$125,258	18%
$15.77	15.11	%(5)	1.34	%(6)	0.51	%(6)	1.34	%(6)	$135,262	1	%(5)

$9.73	(37.62)%		1.56%		(0.16)%		1.56%		$2,875	18%
$12.85	32.19%		1.61%		0.04%		1.61%		$3,608	12%
$15.25	22.61%		1.61%		(0.13)%		1.61%		$7,513	19%
$13.37	(2.56)%		1.57%		(0.23)%		1.57%		$6,610	25%
$13.17	13.94%		1.63%		0.08%		1.63%		$9,118	18%
$15.15	15.03	%(5)	1.59	%(6)	0.27	%(6)	1.59	%(6)	$10,055	1	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON REAL STRATEGIES FUND
Trust Shares
2008	$10.79	0.05	(3)	(5.86)	(5.81)	(0.05)	—	(0.03)	(0.08)
2009	$4.90	0.04		1.54	1.58	(0.06)	—	—	(0.06)
2010	$6.42	0.02		1.59	1.61	(0.04)	—	—	(0.04)
2011	$7.99	0.05		(0.82)	(0.77)	(0.07)	—	—	(0.07)
2012	$7.15	0.11		0.26	0.37	(0.10)	—	—	(0.10)
2013(4)	$7.42	0.10		(0.41)	(0.31)	—	—	—	—
Class A Shares
2008	$10.78	0.03	(3)	(5.85)	(5.82)	(0.02)	—	(0.02)	(0.04)
2009	$4.92	0.03		1.54	1.57	(0.06)	—	—	(0.06)
2010	$6.43	0.01		1.59	1.60	(0.03)	—	—	(0.03)
2011	$8.00	0.03		(0.82)	(0.79)	(0.05)	—	—	(0.05)
2012	$7.16	0.09		0.26	0.35	(0.08)	—	—	(0.08)
2013(4)	$7.43	0.09		(0.41)	(0.32)	—	—	—	—
HUNTINGTON ROTATING MARKETS FUND
Trust Shares
2008	$13.63	0.10		(5.71)	(5.61)	(0.10)	(0.19)	—	(0.29)
2009	$7.73	0.10		2.50	2.60	(0.10)	—	—	(0.10)
2010	$10.23	0.03		0.59	0.62	— (7)	—	—	— (7)
2011	$10.85	0.17		0.54	0.71	(0.03)	—	—	(0.03)
2012	$11.53	0.04		0.69	0.73	(0.21)	(1.60)	—	(1.81)
2013(4)	$10.45	0.01		0.79	0.80	—	—	—	—
Class A Shares
2008	$13.54	0.07		(5.66)	(5.59)	(0.07)	(0.19)	—	(0.26)
2009	$7.69	0.08		2.48	2.56	(0.07)	—	—	(0.07)
2010	$10.18	0.01		0.59	0.60	— (7)	—	—	— (7)
2011	$10.78	0.14		0.53	0.67	— (7)	—	—	— (7)
2012	$11.45	0.04		0.65	0.69	(0.18)	(1.60)	—	(1.78)
2013(4)	$10.36	(0.01)		0.80	0.79	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Per share net investment income (loss) has been calculated using the average shares method.
(4)	Six months ended June 30, 2013 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	Amount is less than $0.005.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$4.90	(53.87)%		1.38%		0.65%		1.38%		$35,110	72%
$6.42	32.33%		1.38%		0.82%		1.38%		$72,641	36%
$7.99	25.09%		1.35%		0.27%		1.35%		$90,813	22%
$7.15	(9.64)%		1.35%		0.66%		1.35%		$92,475	60%
$7.42	5.20%		1.35%		1.54%		1.35%		$96,292	30%
$7.11	(4.18	)%(5)	1.34	%(6)	2.69	%(6)	1.34	%(6)	$87,978	33	%(5)

$4.92	(53.95)%		1.63%		0.39%		1.63%		$514	72%
$6.43	31.82%		1.63%		0.64%		1.63%		$1,114	36%
$8.00	24.85%		1.60%		0.03%		1.60%		$2,052	22%
$7.16	(9.88)%		1.60%		0.39%		1.60%		$2,004	60%
$7.43	4.96%		1.60%		1.30%		1.60%		$2,173	30%
$7.11	(4.31	)%(5)	1.59	%(6)	2.44	%(6)	1.59	%(6)	$2,144	33	%(5)

$7.73	(41.68)%		1.18%		0.85%		1.18%		$28,390	218%
$10.23	33.64%		1.19%		1.16%		1.19%		$41,786	230%
$10.85	6.07%		1.19%		0.27%		1.19%		$36,729	250%
$11.53	6.57%		1.21%		1.39%		1.21%		$35,046	2%
$10.45	6.40%		1.18%		0.66%		1.18%		$38,263	105%
$11.25	7.66	%(5)	1.20	%(6)	0.13	%(6)	1.20	%(6)	$21,662	111	%(5)

$7.69	(41.81)%		1.43%		0.59%		1.43%		$2,000	218%
$10.18	33.32%		1.44%		0.85%		1.44%		$1,937	230%
$10.78	5.90%		1.43%		0.09%		1.43%		$2,600	250%
$11.45	6.26%		1.46%		1.13%		1.46%		$2,371	2%
$10.36	6.07%		1.43%		0.42%		1.43%		$2,290	105%
$11.15	7.63	%(5)	1.45	%(6)	(0.12	)%(6)	1.45	%(6)	$2,544	111	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital		Total distributions
HUNTINGTON SITUS FUND
Trust Shares
2008	$20.00	0.01	(7.83)	(7.82)	—	(0.47)	—		(0.47)
2009	$11.71	0.03	4.27	4.30	(0.01)	(0.03)	(0.02)		(0.06)
2010	$15.95	(0.03)	4.29	4.26	—	—	—		—
2011	$20.21	(0.05)	(0.63)	(0.68)	—	—	—		—
2012	$19.53	0.09	4.60	4.69	(0.04)	(0.74)	—		(0.78)
2013(3)	$23.44	(0.01)	1.80	1.79	—	—	—		—
Class A Shares
2008	$19.70	(0.03)	(7.71)	(7.74)	—	(0.47)	—		(0.47)
2009	$11.49	(0.01)	4.19	4.18	— (6)	(0.03)	—	(6)	(0.03)
2010	$15.64	(0.06)	4.20	4.14	—	—	—		—
2011	$19.78	(0.10)	(0.62)	(0.72)	—	—	—		—
2012	$19.06	0.04	4.48	4.52	—	(0.74)	—		(0.74)
2013(3)	$22.84	(0.04)	1.75	1.71	—	—	—		—
HUNTINGTON FIXED INCOME SECURITIES FUND
Trust Shares
2008	$21.15	0.85	0.24	1.09	(0.85)	(0.05)	—		(0.90)
2009	$21.34	0.78	0.34	1.12	(0.78)	(0.06)	—		(0.84)
2010	$21.62	0.67	0.57	1.24	(0.67)	(0.03)	—		(0.70)
2011	$22.16	0.60	0.76	1.36	(0.60)	(0.33)	—		(0.93)
2012	$22.59	0.56	0.33	0.89	(0.56)	(0.21)	—		(0.77)
2013(3)	$22.71	0.26	(0.82)	(0.56)	(0.26)	—	—		(0.26)
Class A Shares
2008	$21.15	0.80	0.24	1.04	(0.80)	(0.05)	—		(0.85)
2009	$21.34	0.73	0.34	1.07	(0.73)	(0.06)	—		(0.79)
2010	$21.62	0.61	0.57	1.18	(0.61)	(0.03)	—		(0.64)
2011	$22.16	0.55	0.76	1.31	(0.55)	(0.33)	—		(0.88)
2012	$22.59	0.51	0.33	0.84	(0.51)	(0.21)	—		(0.72)
2013(3)	$22.71	0.23	(0.82)	(0.59)	(0.23)	—	—		(0.23)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Six months ended June 30, 2013 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.
(6)	Amount is less than $0.005.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$11.71	(39.25)%		1.34%		0.06%		1.34%		$77,947	19%
$15.95	36.86%		1.38%		0.25%		1.38%		$141,342	25%
$20.21	26.71%		1.36%		(0.16)%		1.36%		$183,311	32%
$19.53	(3.36)%		1.32%		(0.25)%		1.32%		$166,134	18%
$23.44	24.11%		1.35%		0.41%		1.35%		$192,757	11%
$25.23	7.64	%(4)	1.31	%(5)	(0.07	)%(5)	1.31	%(5)	$212,338	6	%(4)

$11.49	(39.44)%		1.59%		(0.21)%		1.59%		$12,121	19%
$15.64	36.52%		1.63%		(0.01)%		1.63%		$16,747	25%
$19.78	26.47%		1.61%		(0.38)%		1.61%		$23,990	32%
$19.06	(3.64)%		1.57%		(0.50)%		1.57%		$22,409	18%
$22.84	23.82%		1.60%		0.17%		1.60%		$28,485	11%
$24.55	7.49	%(4)	1.56	%(5)	(0.31	)%(5)	1.56	%(5)	$57,006	6	%(4)

$21.34	5.32%		1.06%		4.05%		1.06%		$183,011	31%
$21.62	5.36%		1.08%		3.62%		1.08%		$229,570	30%
$22.16	5.75%		1.06%		2.99%		1.06%		$283,953	19%
$22.59	6.26%		1.04%		2.70%		1.04%		$291,200	35%
$22.71	3.98%		1.06%		2.44%		1.06%		$302,442	30%
$21.89	(2.50	)%(4)	1.04	%(5)	2.31	%(5)	1.04	%(5)	$282,860	15	%(4)

$21.34	5.06%		1.31%		3.80%		1.31%		$2,525	31%
$21.62	5.10%		1.33%		3.36%		1.33%		$3,420	30%
$22.16	5.50%		1.30%		2.68%		1.30%		$8,413	19%
$22.59	6.01%		1.29%		2.45%		1.29%		$8,123	35%
$22.71	3.74%		1.31%		2.19%		1.31%		$9,505	30%
$21.89	(2.62	)%(4)	1.29	%(5)	2.06	%(5)	1.29	%(5)	$9,011	15	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Trust Shares
2008	$10.49	0.41	0.40	0.81	(0.41)	—	(0.41)
2009	$10.89	0.35	(0.15)	0.20	(0.35)	—	(0.35)
2010	$10.74	0.31	0.19	0.50	(0.31)	(0.03)	(0.34)
2011	$10.90	0.26	0.28	0.54	(0.27)	(0.02)	(0.29)
2012	$11.15	0.20	(0.02)	0.18	(0.22)	(0.01)	(0.23)
2013(3)	$11.10	0.10	(0.40)	(0.30)	(0.10)	—	(0.10)
Class A Shares
2008	$10.49	0.38	0.40	0.78	(0.38)	—	(0.38)
2009	$10.89	0.32	(0.15)	0.17	(0.32)	—	(0.32)
2010	$10.74	0.28	0.19	0.47	(0.28)	(0.03)	(0.31)
2011	$10.90	0.24	0.26	0.50	(0.24)	(0.02)	(0.26)
2012	$11.14	0.18	(0.01)	0.17	(0.20)	(0.01)	(0.21)
2013(3)	$11.10	0.09	(0.40)	(0.31)	(0.09)	—	(0.09)
HUNTINGTON MORTGAGE SECURITIES FUND
Trust Shares
2008	$8.92	0.34	(0.12)	0.22	(0.34)	(0.01)	(0.35)
2009	$8.79	0.29	0.15	0.44	(0.31)	—	(0.31)
2010	$8.92	0.27	0.19	0.46	(0.28)	—	(0.28)
2011	$9.10	0.24	0.21	0.45	(0.29)	—	(0.29)
2012	$9.26	0.16	0.11	0.27	(0.24)	(0.06)	(0.30)
2013(3)	$9.23	0.12	(0.21)	(0.09)	(0.10)	—	(0.10)
Class A Shares
2008	$8.97	0.32	(0.13)	0.19	(0.31)	(0.01)	(0.32)
2009	$8.84	0.27	0.15	0.42	(0.29)	—	(0.29)
2010	$8.97	0.23	0.22	0.45	(0.26)	—	(0.26)
2011	$9.16	0.21	0.22	0.43	(0.27)	—	(0.27)
2012	$9.32	0.15	0.10	0.25	(0.22)	(0.06)	(0.28)
2013(3)	$9.29	0.11	(0.22)	(0.11)	(0.09)	—	(0.09)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Six months ended June 30, 2013 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$10.89	7.88%		1.07%		3.84%		1.07%		$115,159	27%
$10.74	1.86%		1.10%		3.21%		1.10%		$110,761	26%
$10.90	4.64%		1.10%		2.80%		1.10%		$115,470	6%
$11.15	5.05%		1.08%		2.38%		1.08%		$134,149	21%
$11.10	1.68%		1.09%		1.86%		1.09%		$116,280	20%
$10.70	(2.69	)%(4)	1.08	%(5)	1.91	%(5)	1.08	%(5)	$106,903	11	%(4)

$10.89	7.62%		1.32%		3.60%		1.32%		$1,438	27%
$10.74	1.60%		1.35%		2.93%		1.35%		$2,215	26%
$10.90	4.38%		1.34%		2.50%		1.34%		$4,675	6%
$11.14	4.69%		1.33%		2.13%		1.33%		$4,832	21%
$11.10	1.53%		1.34%		1.60%		1.34%		$5,238	20%
$10.70	(2.81	)%(4)	1.33	%(5)	1.66	%(5)	1.33	%(5)	$4,796	11	%(4)

$8.79	2.45%		1.10%		3.82%		1.10%		$82,729	13%
$8.92	5.17%		1.11%		3.32%		1.11%		$100,114	24%
$9.10	5.21%		1.11%		2.87%		1.11%		$96,832	6%
$9.26	5.01%		1.11%		2.57%		1.11%		$104,098	22%
$9.23	2.95%		1.11%		1.89%		1.11%		$73,818	26%
$9.04	(1.01	)%(4)	1.13	%(5)	2.54	%(5)	1.13	%(5)	$73,162	23	%(4)

$8.84	2.16%		1.35%		3.55%		1.35%		$3,022	13%
$8.97	4.85%		1.36%		3.07%		1.36%		$2,629	24%
$9.16	5.03%		1.35%		2.62%		1.35%		$3,910	6%
$9.32	4.71%		1.36%		2.29%		1.36%		$4,434	22%
$9.29	2.68%		1.36%		1.62%		1.36%		$4,801	26%
$9.09	(1.24	)%(4)	1.38	%(5)	2.29	%(5)	1.38	%(5)	$4,782	23	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON OHIO TAX-FREE FUND
Trust Shares
2008	$20.95	0.57	(0.17)	0.40	(0.57)	(0.03)	(0.60)
2009	$20.75	0.59	0.45	1.04	(0.59)	—	(0.59)
2010	$21.20	0.50	(0.11)	0.39	(0.50)	(0.07)	(0.57)
2011	$21.02	0.46	1.08	1.54	(0.46)	(0.16)	(0.62)
2012	$21.94	0.43	0.42	0.85	(0.43)	(0.42)	(0.85)
2013(3)	$21.94	0.21	(0.93)	(0.72)	(0.21)	—	(0.21)
Class A Shares
2008	$20.93	0.51	(0.16)	0.35	(0.51)	(0.03)	(0.54)
2009	$20.74	0.54	0.44	0.98	(0.54)	—	(0.54)
2010	$21.18	0.45	(0.11)	0.34	(0.45)	(0.07)	(0.52)
2011	$21.00	0.40	1.09	1.49	(0.40)	(0.16)	(0.56)
2012	$21.93	0.37	0.42	0.79	(0.37)	(0.42)	(0.79)
2013(3)	$21.93	0.19	(0.93)	(0.74)	(0.19)	—	(0.19)
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
Trust Shares
2008	$19.46	0.67	(0.59)	0.08	(0.67)	—	(0.67)
2009	$18.87	0.53	0.91	1.44	(0.53)	—	(0.53)
2010	$19.78	0.40	0.19	0.59	(0.40)	—	(0.40)
2011	$19.97	0.27	0.12	0.39	(0.27)	—	(0.27)
2012	$20.09	0.25	0.11	0.36	(0.25)	—	(0.25)
2013(3)	$20.20	0.11	(0.32)	(0.21)	(0.11)	—	(0.11)
Class A Shares
2008	$19.46	0.63	(0.59)	0.04	(0.63)	—	(0.63)
2009	$18.87	0.48	0.91	1.39	(0.48)	—	(0.48)
2010	$19.78	0.35	0.20	0.55	(0.35)	—	(0.35)
2011	$19.98	0.22	0.12	0.34	(0.22)	—	(0.22)
2012	$20.10	0.20	0.10	0.30	(0.20)	—	(0.20)
2013(3)	$20.20	0.08	(0.32)	(0.24)	(0.08)	—	(0.08)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	Six months ended June 30, 2013 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, end of period (000 omitted)	Portfolio turnover rate(2)

$20.75	1.95%		1.22%		2.73%		1.22%		$32,946	19%
$21.20	5.05%		1.20%		2.80%		1.20%		$42,568	21%
$21.02	1.85%		1.20%		2.36%		1.20%		$48,741	18%
$21.94	7.37%		1.22%		2.13%		1.22%		$50,628	28%
$21.94	3.90%		1.19%		1.92%		1.19%		$50,552	47%
$21.01	(3.30	)%(4)	1.18	%(5)	1.96	%(5)	1.18	%(5)	$47,804	22	%(4)

$20.74	1.74%		1.47%		2.49%		1.47%		$1,422	19%
$21.18	4.74%		1.45%		2.54%		1.45%		$1,745	21%
$21.00	1.60%		1.45%		2.09%		1.45%		$3,192	18%
$21.93	7.16%		1.47%		1.88%		1.47%		$3,141	28%
$21.93	3.65%		1.44%		1.67%		1.44%		$3,481	47%
$21.00	(3.42	)%(4)	1.43	%(5)	1.72	%(5)	1.43	%(5)	$3,270	22	%(4)

$18.87	0.43%		1.08%		3.51%		1.08%		$79,130	51%
$19.78	7.70%		1.09%		2.67%		1.09%		$149,384	50%
$19.97	2.99%		1.06%		1.97%		1.06%		$196,479	24%
$20.09	1.98%		1.05%		1.35%		1.05%		$215,735	31%
$20.20	1.79%		1.06%		1.22%		1.06%		$187,744	23%
$19.88	(1.06	)%(4)	1.06	%(5)	1.07	%(5)	1.06	%(5)	$152,192	15	%(4)

$18.87	0.18%		1.33%		3.26%		1.33%		$555	51%
$19.78	7.43%		1.33%		2.38%		1.33%		$1,076	50%
$19.98	2.78%		1.30%		1.60%		1.30%		$7,639	24%
$20.10	1.72%		1.30%		1.10%		1.30%		$9,207	31%
$20.20	1.48%		1.31%		0.97%		1.31%		$11,183	23%
$19.88	(1.18	)%(4)	1.31	%(5)	0.84	%(5)	1.31	%(5)	$7,683	15	%(4)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON BALANCED ALLOCATION FUND
2009(3)	$10.00	0.05	0.75	0.80	(0.06)	— (4)	(0.06)
2010	$10.74	0.09	0.88	0.97	(0.09)	(0.05)	(0.14)
2011	$11.57	0.10	(0.13)	(0.03)	(0.10)	(0.11)	(0.21)
2012	$11.33	0.12	0.75	0.87	(0.12)	(1.09)	(1.21)
2013(8)	$10.99	0.16	0.33	0.49	(0.16)	—	(0.16)
HUNTINGTON CONSERVATIVE ALLOCATION FUND
2009(3)	$10.00	0.08	0.34	0.42	(0.09)	(0.01)	(0.10)
2010	$10.32	0.17	0.41	0.58	(0.16)	(0.05)	(0.21)
2011	$10.69	0.15	0.11	0.26	(0.15)	(0.08)	(0.23)
2012	$10.72	0.14	0.33	0.47	(0.14)	(1.93)	(2.07)
2013(8)	$9.12	0.08	(0.07)	0.01	(0.08)	—	(0.08)
HUNTINGTON GROWTH ALLOCATION FUND
2009(3)	$10.00	0.04	0.88	0.92	(0.05)	— (4)	(0.05)
2010	$10.87	0.06	1.09	1.15	(0.06)	(0.08)	(0.14)
2011	$11.88	0.07	(0.28)	(0.21)	(0.07)	(0.15)	(0.22)
2012	$11.45	0.11	1.03	1.14	(0.11)	(1.61)	(1.72)
2013(8)	$10.87	0.20	0.53	0.73	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Reflects operations for the period from July 31, 2009 (commencement of operations) to December 31, 2009.
(4)	Amount is less than $0.005.
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	Does not include the effect of expenses of underlying funds.
(8)	Six months ended June 30, 2013 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate

$10.74	8.03	%(5)	0.62	%(6)(7)	1.30	%(6)	0.85	%(6)(7)	$13,336	42	%(5)
$11.57	9.14%		0.59	%(7)	0.94%		0.74	%(7)	$24,656	26%
$11.33	(0.18)%		0.67	%(7)	0.90%		0.80	%(7)	$27,642	23%
$10.99	7.79%		0.68	%(7)	0.98%		0.89	%(7)	$18,192	74%
$11.32	4.45	%(5)	0.72	%(6)(7)	2.89	%(6)	0.87	%(6)(7)	$20,294	23	%(5)

$10.32	4.13	%(5)	0.72	%(6)(7)	1.91	%(6)	0.86	%(6)(7)	$11,248	32	%(5)
$10.69	5.70%		0.70	%(7)	1.60%		0.79	%(7)	$14,840	22%
$10.72	2.50%		0.73	%(7)	1.43%		0.83	%(7)	$15,544	15%
$9.12	4.43%		0.80	%(7)	1.11%		1.00	%(7)	$4,767	37%
$9.05	0.07	%(5)	0.81	%(6)(7)	1.71	%(6)	1.17	%(6)(7)	$4,979	30	%(5)

$10.87	9.21	%(5)	0.52	%(6)(7)	1.03	%(6)	0.85	%(6)(7)	$12,923	52	%(5)
$11.88	10.69%		0.51	%(7)	0.61%		0.77	%(7)	$19,132	29%
$11.45	(1.75)%		0.64	%(7)	0.63%		0.84	%(7)	$21,618	23%
$10.87	10.01%		0.63	%(7)	0.85%		0.95	%(7)	$13,190	54%
$11.60	6.72	%(5)	0.67	%(6)(7)	3.51	%(6)	0.94	%(6)(7)	$14,217	32	%(5)

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2013 (Unaudited)

(1)	Organization

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2013, the Trust operated 33 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington Money Market Fund (“Money Market Fund”)	Trust, A & Interfund**
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Disciplined Equity Fund (“Disciplined Equity Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust & A
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Trust & A
Huntington Income Equity Fund (“Income Equity Fund”)	Trust & A
Huntington International Equity Fund (“International Equity Fund”)	Trust & A
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust & A
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust & A
Huntington Situs Fund (“Situs Fund”)	Trust & A
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust & A
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust & A
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust & A
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A

Funds	Investment Share Classes Offered*
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

*	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and shareholder services fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price except for the Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund and Ohio Tax-Free Fund which are 3.75%, and the Short/Intermediate Fixed Income Securities Fund which is 1.50%. The Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on original purchases.
**	As of June 30, 2013, the Interfund shares are available for purchase; however the balance remains zero.

On May 18, 2012, the Huntington Mid Corp America Fund (“Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Huntington New Economy Fund (“Acquired Fund”) pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 17, 2012. The reorganization provides shareholders of the Acquired Fund access to a larger and more diversified portfolio with a similar investment strategy and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Funds or their shareholders.

The acquisition was accomplished by a tax-free exchange of 964,397 Institutional Class shares of the Acquiring Fund (valued at $13,560,775) for 1,364,414 Institutional Class shares of the Acquired Fund, 218,019 Class A shares of the Acquiring Fund (valued at $2,975,148) for 308,667 Class A shares of the Acquired Fund, each outstanding on May 18, 2012. The investment portfolio of the Acquired Fund, with a fair value of $16,514,542 and identified cost of $18,597,144, was the principal asset acquired by the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the identified cost of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Acquiring Fund immediately before the acquisition were $123,890,843. The aggregate net assets of the Acquired Fund at that date of $16,535,923, including $(2,082,602) of unrealized

Semi-Annual Shareholder Report

depreciation, were combined with those of the Acquiring Fund, resulting in combined aggregate net assets of $140,426,766.

Assuming the acquisition had been completed on January 1, 2012, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2012, are as follows (unaudited):

Net Investment Income*	$645,323
Net Realized and Unrealized Gain on Investments	$22,701,707
Net Increase in Net Assets Resulting From Operations	$23,347,030

*	Net Investment Income reflects $17,000 of pro forma additional merger expenses.

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations since May 18, 2012.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities. If the movement in the index is greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as discounted cash flow models, various real estate debt spreads, and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

Semi-Annual Shareholder Report

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013, based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Tax-Free Money Market Fund
Investment Securities:
Municipal Bonds	$—	$66,559,586	$—	$66,559,586
Cash Equivalents	1,875,836	—	—	1,875,836

Total Investment Securities	1,875,836	66,559,586	—	68,435,422

Money Market Fund
Investment Securities:
Commercial Paper	—	114,950,004	—	114,950,004
U.S. Government Agencies
Federal Home Loan Bank	—	30,395,929	—	30,395,929
Federal Home Loan Mortgage Corporation	—	26,541,618	—	26,541,618
Federal National Mortgage Association	—	9,993,078	—	9,993,078
Municipal Bonds	—	44,200,000	—	44,200,000
Repurchase Agreements	—	38,955,100	—	38,955,100
Yankee Certificates of Deposit	—	20,010,855	—	20,010,855
Corporate Bonds
Financials	—	6,345,418	—	6,345,418
Cash Equivalents	35,000,000	—	—	35,000,000

Total Investment Securities	35,000,000	291,392,002	—	326,392,002

Ohio Municipal Money Market Fund
Investment Securities:
Municipal Bonds	—	128,345,962	—	128,345,962
Cash Equivalents	5,053,131	—	—	5,053,131

Total Investment Securities	5,053,131	128,345,962	—	133,399,093

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	928,350,819	—	928,350,819
Repurchase Agreements	—	480,000,000	—	480,000,000

Total Investment Securities	—	1,408,350,819	—	1,408,350,819

Disciplined Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	7,409,503	—	—	7,409,503
Consumer Staples	8,186,739	—	—	8,186,739
Energy	11,714,682	—	—	11,714,682
Financials	12,062,926	—	—	12,062,926
Health Care	9,277,041	—	—	9,277,041
Industrials	8,859,625	—	—	8,859,625
Information Technology	17,545,659	—	—	17,545,659
Materials	5,164,764	—	—	5,164,764
Telecommunication Services	2,431,980	—	—	2,431,980
Utilities	1,251,424	—	—	1,251,424
Exchange-Traded Funds	240,832	—	—	240,832
Options Purchased	315,000	—	—	315,000
Cash Equivalents	16,248,821	—	—	16,248,821

Total Investment Securities	100,708,996	—	—	100,708,996

Other Financial Instruments:*
Written Options	(1,282,014)	—	—	(1,282,014)

Total Investments	99,426,982	—	—	99,426,982

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Dividend Capture Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$7,246,890	$—	$—	$7,246,890
Consumer Staples	12,690,900	—	—	12,690,900
Energy	34,742,664	—	—	34,742,664
Financials	34,248,205	—	—	34,248,205
Health Care	12,293,985	—	—	12,293,985
Industrials	17,403,707	—	—	17,403,707
Information Technology	14,337,713	—	—	14,337,713
Materials	5,817,080	—	—	5,817,080
Real Estate Investment Trusts	13,228,710	—	—	13,228,710
Telecommunication Services	4,817,250	—	—	4,817,250
Utilities	7,612,773	—	—	7,612,773
Preferred Stocks
Financials	27,666,575	—	—	27,666,575
Industrials	2,201,400	—	—	2,201,400
Real Estate Investment Trusts	9,511,987	—	—	9,511,987
Telecommunication Services	2,667,000	—	—	2,667,000
Utilities	6,569,800	—	—	6,569,800
Exchange-Traded Funds	5,486,325	—	—	5,486,325
Cash Equivalents	8,029,449	—	—	8,029,449
Short-Term Securities Held as Collateral for Securities Lending	23,475,352	—	—	23,475,352

Total Investment Securities	250,047,765	—	—	250,047,765

Other Financial Instruments:*
Written Options	(323,500)	—	—	(323,500)

Total Investments	249,724,265	—	—	249,724,265

Global Select Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	3,878,444	—	—	3,878,444
Consumer Staples	3,331,051	—	—	3,331,051
Energy	1,076,517	—	—	1,076,517
Financials	7,215,134	—	—	7,215,134
Health Care	1,137,432	—	—	1,137,432
Industrials	2,009,705	—	—	2,009,705
Information Technology	2,668,103	—	—	2,668,103
Materials	2,057,497	—	—	2,057,497
Telecommunication Services	427,400	—	—	427,400
Utilities	1,761,235	—	—	1,761,235
Exchange-Traded Funds	1,037,275	—	—	1,037,275
Corporate Bonds	—	157,018	—	157,018
Foreign Government Bonds	—	175,402	—	175,402
Cash Equivalents	1,062,247	—	—	1,062,247
Short-Term Securities Held as Collateral for Securities Lending	306,390	—	—	306,390

Total Investment Securities	27,968,430	332,420	—	28,300,850

Semi-Annual Shareholder Report

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Income Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$8,271,930	$—	$—	$8,271,930
Consumer Staples	11,183,160	—	—	11,183,160
Energy	25,112,187	—	—	25,112,187
Financials	23,749,992	—	—	23,749,992
Health Care	12,504,776	—	—	12,504,776
Industrials	15,798,675	—	—	15,798,675
Information Technology	15,851,559	—	—	15,851,559
Materials	6,517,155	—	—	6,517,155
Real Estate Investment Trusts	10,271,779	—	—	10,271,779
Telecommunication Services	5,080,758	—	—	5,080,758
Utilities	7,985,826	—	—	7,985,826
Cash Equivalents	1,427,059	—	—	1,427,059
Short-Term Securities Held as Collateral for Securities Lending	18,129,042	—	—	18,129,042

Total Investment Securities	161,883,898	—	—	161,883,898

Other Financial Instruments:*
Written Options	(189,392)	—	—	(189,392)

Total Investments	161,694,506	—	—	161,694,506

International Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	32,138,726	—	—	32,138,726
Consumer Staples	28,091,289	—	—	28,091,289
Energy	11,146,434	—	—	11,146,434
Financials	66,472,837	—	—	66,472,837
Health Care	31,111,908	—	—	31,111,908
Industrials	43,655,785	—	—	43,655,785
Information Technology	20,729,880	—	—	20,729,880
Materials	24,276,015	—	—	24,276,015
Real Estate Investment Trusts	136,466	—	—	136,466
Telecommunication Services	20,511,076	—	—	20,511,076
Utilities	5,353,492	—	—	5,353,492
Closed-End Fund	3,428,000	—	—	3,428,000
Cash Equivalents	3,858,216	—	—	3,858,216
Short-Term Securities Held as Collateral for Securities Lending	4,819,186	—	—	4,819,186

Total Investment Securities	295,729,310	—	—	295,729,310

Mid Corp America Fund
Investment Securities:
Common Stocks
Consumer Discretionary	13,245,059	—	—	13,245,059
Consumer Staples	5,150,321	—	—	5,150,321
Energy	8,718,397	—	—	8,718,397
Financials	21,650,905	—	—	21,650,905
Health Care	24,322,877	—	—	24,322,877
Industrials	20,424,833	—	—	20,424,833
Information Technology	24,643,791	—	—	24,643,791
Materials	6,786,239	—	—	6,786,239
Real Estate Investment Trusts	9,002,027	—	—	9,002,027
Telecommunication Services	525,420	—	—	525,420
Utilities	3,977,474	—	—	3,977,474
Cash Equivalents	7,173,403	—	—	7,173,403
Short-Term Securities Held as Collateral for Securities Lending	7,555,534	—	—	7,555,534

Total Investment Securities	153,176,280	—	—	153,176,280

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Real Strategies Fund
Investment Securities:
Common Stocks
Consumer Staples	$1,413,985	$—	$—	$1,413,985
Energy	37,674,932	—	—	37,674,932
Industrials	16,930,111	—	—	16,930,111
Materials	14,645,830	—	—	14,645,830
Exchange-Traded Funds	6,201,910	—	—	6,201,910
Real Estate Investments	—	—	4,924,921	4,924,921
Closed-End Fund	2,279,646	—	—	2,279,646
Exchange-Traded Notes	1,421,612	—	—	1,421,612
Cash Equivalents	4,038,047	—	—	4,038,047
Short-Term Securities Held as Collateral for Securities Lending	22,112,481	—	—	22,112,481

Total Investment Securities	106,718,554	—	4,924,921	111,643,475

Other Financial Instruments:*
Written Options	(1,625)	—	—	(1,625)

Total Investments	106,716,929	—	4,924,921	111,641,850

Rotating Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	2,992,937	—	—	2,992,937
Consumer Staples	912,707	—	—	912,707
Energy	1,312,297	—	—	1,312,297
Financials	2,781,971	—	—	2,781,971
Health Care	2,358,126	—	—	2,358,126
Industrials	4,262,371	—	—	4,262,371
Information Technology	3,187,771	—	—	3,187,771
Materials	1,659,559	—	—	1,659,559
Real Estate Investment Trusts	2,167,120	—	—	2,167,120
Telecommunication Services	168,187	—	—	168,187
Utilities	1,046,190	—	—	1,046,190
Exchange-Traded Funds	754,002	—	—	754,002
Cash Equivalents	691,738	—	—	691,738
Short-Term Securities Held as Collateral for Securities Lending	1,048,283	—	—	1,048,283

Total Investment Securities	25,343,259	—	—	25,343,259

Situs Fund
Investment Securities:
Common Stocks
Consumer Discretionary	37,068,199	—	—	37,068,199
Consumer Staples	9,678,789	—	—	9,678,789
Energy	10,288,554	—	—	10,288,554
Financials	32,459,807	—	—	32,459,807
Health Care	26,587,082	—	—	26,587,082
Industrials	47,557,273	—	—	47,557,273
Information Technology	52,892,188	—	—	52,892,188
Materials	27,799,722	—	—	27,799,722
Real Estate Investment Trusts	5,753,110	—	—	5,753,110
Telecommunication Services	305,370	—	—	305,370
Utilities	4,259,762	—	—	4,259,762
Exchange-Traded Funds	975,600	—	—	975,600
Closed-End Fund	408,000	—	—	408,000
Cash Equivalents	17,873,306	—	—	17,873,306
Short-Term Securities Held as Collateral for Securities Lending	38,418,039	—	—	38,418,039

Total Investment Securities	312,324,801	—	—	312,324,801

Other Financial Instruments:*
Written Options	(569,500)	—	—	(569,500)

Total Investments	311,755,301	—	—	311,755,301

Semi-Annual Shareholder Report

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Fixed Income Securities Fund
Investment Securities:
Corporate Bonds
Consumer Discretionary	$—	$15,687,095	$—	$15,687,095
Consumer Staples	—	10,675,016	—	10,675,016
Energy	—	20,620,764	—	20,620,764
Financials	—	66,948,903	—	66,948,903
Health Care	—	26,668,623	—	26,668,623
Industrials	—	8,387,145	—	8,387,145
Information Technology	—	19,204,861	—	19,204,861
Materials	—	11,432,238	—	11,432,238
Real Estate Investment Trusts	—	10,270,942	—	10,270,942
Telecommunication Services	—	6,400,944	—	6,400,944
Utilities	—	21,115,063	—	21,115,063
U.S. Treasury Obligations
U.S. Treasury Bonds	—	29,583,346	—	29,583,346
U.S. Treasury Notes	—	11,316,252	—	11,316,252
U.S. Government Agencies
Federal Farm Credit Bank	—	2,143,926	—	2,143,926
Federal Home Loan Bank	—	12,243,679	—	12,243,679
Federal Home Loan Mortgage Corporation	—	3,996,268	—	3,996,268
Federal National Mortgage Association	—	3,342,654	—	3,342,654
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	924,489	—	924,489
Federal National Mortgage Association	—	99,740	—	99,740
Government National Mortgage Association	—	1,676,910	—	1,676,910
Preferred Stocks
Utilities	788,100	—	—	788,100
Cash Equivalents	4,722,170	—	—	4,722,170

Total Investment Securities	5,510,270	282,738,858	—	288,249,128

Intermediate Government Income Fund
Investment Securities:
U.S. Government Agencies
Federal Farm Credit Bank	—	18,308,004	—	18,308,004
Federal Home Loan Bank	—	30,928,136	—	30,928,136
Federal National Mortgage Association	—	2,027,492	—	2,027,492
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	10,489,293	—	10,489,293
Federal National Mortgage Association	—	15,494,005	—	15,494,005
Government National Mortgage Association	—	6,236,888	—	6,236,888
U.S. Treasury Obligations
U.S. Treasury Notes	—	24,056,114	—	24,056,114
Collateralized Mortgage Obligations
Federal Home Loan Bank	—	1,061,086	—	1,061,086
Federal Home Loan Mortgage Corporation	—	168,037	—	168,037
Federal National Mortgage Association	—	64,000	—	64,000
Government National Mortgage Association	—	393,937	—	393,937
Cash Equivalents	2,027,229	—	—	2,027,229

Total Investment Securities	2,027,229	109,226,992	—	111,254,221

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	$—	$16,772,926	$—	$16,772,926
Federal National Mortgage Association	—	40,755,028	—	40,755,028
Government National Mortgage Association	—	4,464,924	—	4,464,924
U.S. Government Agencies
Federal Farm Credit Bank	—	2,318,223	—	2,318,223
Federal Home Loan Bank	—	1,187,395	—	1,187,395
Federal National Mortgage Association	—	3,903,888	—	3,903,888
Common Stocks
Real Estate Investment Trusts	3,889,267	—	—	3,889,267
Collateralized Mortgage Obligations
Federal Home Loan Mortgage Corporation	—	477,664	—	477,664
Federal National Mortgage Association	—	195,332	—	195,332
Cash Equivalents	3,550,120	—	—	3,550,120
Short-Term Securities Held as Collateral for Securities Lending	173,768	—	—	173,768

Total Investment Securities	7,613,155	70,075,380	—	77,688,535

Ohio Tax-Free Fund
Investment Securities:
Municipal Bonds	—	50,879,099	—	50,879,099
Cash Equivalents	95,272	—	—	95,272

Total Investment Securities	95,272	50,879,099	—	50,974,371

Short/Intermediate Fixed Income Securities Fund
Investment Securities:
Corporate Bonds
Consumer Discretionary	—	9,143,267	—	9,143,267
Consumer Staples	—	10,609,221	—	10,609,221
Energy	—	11,647,180	—	11,647,180
Financials	—	35,625,135	—	35,625,135
Health Care	—	22,663,608	—	22,663,608
Industrials	—	10,585,327	—	10,585,327
Information Technology	—	8,665,521	—	8,665,521
Materials	—	12,137,088	—	12,137,088
Real Estate Investment Trusts	—	3,155,835	—	3,155,835
Telecommunication Services	—	4,095,022	—	4,095,022
Utilities	—	4,199,478	—	4,199,478
U.S. Government Agencies
Federal Agricultural Mortgage Corporation	—	3,083,856	—	3,083,856
Federal Home Loan Bank	—	7,249,120	—	7,249,120
Federal National Mortgage Association	—	4,594,661	—	4,594,661
U.S. Treasury Obligations
U.S. Treasury Notes	—	4,282,869	—	4,282,869
Cash Equivalents	3,356,085	—	—	3,356,085

Total Investment Securities	3,356,085	151,737,188	—	155,093,273

Balanced Allocation Fund
Investment Securities:
Mutual Funds	15,548,348	—	—	15,548,348
Exchange-Traded Funds	4,381,197	—	—	4,381,197
Cash Equivalents	427,389	—	—	427,389

Total Investment Securities	20,356,934	—	—	20,356,934

Conservative Allocation Fund
Investment Securities:
Mutual Funds	4,514,114	—	—	4,514,114
Exchange-Traded Funds	381,774	—	—	381,774
Cash Equivalents	127,008	—	—	127,008

Total Investment Securities	5,022,896	—	—	5,022,896

Semi-Annual Shareholder Report

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Growth Allocation Fund
Investment Securities:
Mutual Funds	$9,928,471	$—	$—	$9,928,471
Exchange-Traded Funds	4,073,499	—	—	4,073,499
Cash Equivalents	274,812	—	—	274,812

Total Investment Securities	14,276,782	—	—	14,276,782

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the six months ended June 30, 2013:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Global Select Markets Fund
Common Stocks
Consumer Discretionary	$—	$5,855,185
Consumer Staples	—	1,809,278
Energy	—	1,481,155
Financials	—	6,900,725
Health Care	—	3,507,291
Industrials	—	2,167,523
Information Technology	—	2,638,776
Materials	—	2,405,150
Utilities	—	1,156,164

Total	—	27,921,247

International Equity Fund
Common Stocks
Consumer Discretionary	—	27,012,339
Consumer Staples	—	21,314,152
Energy	—	19,378,527
Financials	—	37,116,284
Health Care	—	12,162,417
Industrials	—	46,613,699
Information Technology	—	13,690,215
Materials	—	14,218,089
Telecommunication Services	—	13,802,394
Utilities	—	8,734,531

Total	—	214,042,647

Situs Fund
Common Stocks
Consumer Discretionary	—	1,826,579
Consumer Staples	—	1,556,010
Financials	—	398,851
Health Care	—	3,455,414
Industrials	—	1,008,033

Total	—	8,244,887

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair value trigger did not occur as of the reporting period end.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value At June 30, 2013	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
Real Strategies Fund
Real Estate Investments	$4,924,921	Discounted cash flow	Discount Rate	1.5%-16.5% (9.3%)
			Market Cap Rate	7.0%-12.0% (8.7%)

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The significant unobservable inputs used in the fair value measurement of Real Strategies Fund’s investments in real estate investments were cash flows and discount and market cap rates. An increase in the cash flows and/or market cap rate or decreases in the discount rate used would increase the value of the investment. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the investment. Although the changes in the unobservable inputs may significantly change the security’s value, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the Real Strategies Fund.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Estate Investments
Balance as of December 31, 2012	$4,668,985
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation (depreciation)	255,936

Ending Balance as of June 30, 2013	$4,924,921

B.	Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Asset Advisors, Inc., the Funds’ investment adviser, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.	When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The Funds did not own any when-issued securities at June 30, 2013.

D.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At June 30, 2013, the Funds did not have any forward foreign exchange contracts outstanding.

Semi-Annual Shareholder Report

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Disciplined Equity Fund's written option activity for the six months ended June 30, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	7,087	$1,271,242
Options written	82,871	6,757,252
Options expired	(16,285)	(1,593,875)
Options closed	(50,805)	(4,282,271)
Options exercised	(5,790)	(764,214)
Outstanding at 6/30/2013	17,078	$1,388,134

At June 30, 2013, Disciplined Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
3M Co.	Call	July 2013	$115	80	$1,240	$7,477
Accenture PLC, Class A	Call	July 2013	82.5	50	5,625	5,573
Altria Group, Inc.	Call	July 2013	36	220	2,860	1,199
Amgen, Inc.	Call	July 2013	92.5	110	73,975	(42,976)
Apache Corp.	Call	July 2013	87.5	48	2,448	8,590
AT&T, Inc.	Call	July 2013	36	687	10,305	1,348
Baker Hughes, Inc.	Call	July 2013	46	128	18,368	(5,957)
Bank of America Corp.	Call	July 2013	14	400	1,800	3,785
Bank of New York Mellon Corp./The	Call	July 2013	30	70	770	3,707
Baxter International, Inc.	Call	July 2013	72.5	151	3,397	8,318
Berkshire Hathaway, Inc., Class B	Call	July 2013	115	65	3,380	11,024
Broadcom Corp., Class A	Call	July 2013	35	100	2,600	71
Caterpillar, Inc.	Call	July 2013	82.5	75	10,088	(41)
CBOE Volatility Index	Call	July 2013	23	1,000	55,000	13,962
Cisco Systems, Inc.	Call	July 2013	25	640	8,320	21,095
Citigroup, Inc.	Call	July 2013	49	80	6,800	(122)
Coca-Cola Co./The	Call	July 2013	41	99	3,168	590
Colgate-Palmolive Co.	Call	July 2013	57.5	126	9,387	(1,046)
Comcast Corp., Class A	Call	July 2013	41	245	27,195	(17,132)
ConocoPhillips	Call	July 2013	60	137	16,577	(2,837)
Costco Wholesale Corp.	Call	July 2013	115	88	2,596	5,057
Devon Energy Corp.	Call	July 2013	55	45	1,103	876
Dow Chemical Co./The	Call	July 2013	33	100	3,500	496
Du Pont (E.I.) de Nemours & Co.	Call	July 2013	57.5	82	246	6,147
Eaton Corp. PLC	Call	July 2013	65.0	220	38,500	(17,169)
eBay, Inc.	Call	July 2013	52.5	100	13,050	(1,730)
EMC Corp.	Call	July 2013	25	217	1,736	12,143

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Exelon Corp.	Call	July 2013	$33	69	$345	$2,688
Exxon Mobil Corp.	Call	July 2013	90	451	59,983	(16,103)
FedEx Corp.	Call	July 2013	100	25	3,475	299
Fifth Third Bancorp	Call	July 2013	19	400	3,000	2,185
Ford Motor Co.	Call	July 2013	16	420	6,300	15,314
Freeport-McMoRan Copper & Gold, Inc.	Call	July 2013	28	187	10,472	(4,121)
Freeport-McMoRan Copper & Gold, Inc.	Call	July 2013	31	325	1,625	17,141
General Dynamics Corp.	Call	July 2013	80	55	2,750	3,463
General Electric Co.	Call	July 2013	24	900	10,800	22,066
Goldman Sachs Group, Inc./The	Call	July 2013	165	22	1,012	9,107
Google, Inc., Class A	Call	July 2013	900	30	48,600	(4,412)
Halliburton Co.	Call	July 2013	43	120	6,060	(423)
Illinois Tool Works, Inc.	Call	July 2013	72.5	50	750	3,148
Intel Corp.	Call	July 2013	26	500	4,000	22,481
International Business Machines Corp.	Call	July 2013	210	122	2,928	58,625
Johnson & Johnson	Call	July 2013	87.5	150	9,375	5,169
JPMorgan Chase & Co.	Call	July 2013	52.5	200	22,100	23,500
Kroger Co./The	Call	July 2013	34	210	20,475	(113)
Lowe's Companies, Inc.	Call	July 2013	41	169	13,351	(2,373)
Magellan Midstream Partners LP	Call	July 2013	52.5	72	17,460	(8,319)
MasterCard, Inc., Class A	Call	July 2013	590	10	3,080	7,109
McDonald's Corp.	Call	July 2013	105	110	1,210	6,926
Medtronic, Inc.	Call	July 2013	52.5	250	9,125	18,127
Merck & Co., Inc.	Call	July 2013	50	320	1,600	18,868
MetLife, Inc.	Call	July 2013	45	100	15,300	496
Microsoft Corp.	Call	July 2013	35	850	44,625	37,792
Mondelez International, Inc., Class A	Call	July 2013	29	193	8,106	765
Monsanto Co.	Call	July 2013	105	20	490	3,189
Morgan Stanley	Call	July 2013	26	300	8,700	28,495
National Oilwell Varco, Inc.	Call	July 2013	72.5	15	555	1,679
Norfolk Southern Corp.	Call	July 2013	77.5	30	600	5,039
Occidental Petroleum Corp.	Call	July 2013	95	125	3,000	17,870
Olin Corp.	Call	July 2013	25	293	2,930	18,741
Oracle Corp.	Call	July 2013	31	39	1,560	(619)
PepsiCo, Inc.	Call	July 2013	82.5	180	14,400	(2,887)
Pfizer, Inc.	Call	July 2013	28	854	43,554	5,644
Philip Morris International, Inc.	Call	July 2013	90	180	5,760	4,358
Phillips 66	Call	July 2013	62.5	68	3,400	2,717
Praxair, Inc.	Call	July 2013	120	91	2,275	11,560
Procter & Gamble Co.	Call	July 2013	80	78	2,340	387
QUALCOMM, Inc.	Call	July 2013	65	185	1,480	14,423
Schlumberger Ltd.	Call	July 2013	75	145	6,017	3,547
Sempra Energy	Call	July 2013	82.5	40	4,000	(442)
SPDR S&P 500 ETF Trust	Put	July 2013	152	1,000	73,500	21,406

Semi-Annual Shareholder Report

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Starbucks Corp.	Call	July 2013	$65	63	$9,576	$(2,646)
State Street Corp.	Call	July 2013	67.5	112	8,960	9,516
Syngenta AG ADR	Call	July 2013	80	42	2,310	4,492
Target Corp.	Call	July 2013	72.5	222	2,664	21,094
Texas Instruments, Inc.	Call	July 2013	37	100	700	5,496
United Parcel Service, Inc., Class B	Call	July 2013	87.5	100	6,950	1,054
United Technologies Corp.	Call	July 2013	97.5	100	1,250	10,446
U.S. Bancorp	Call	July 2013	36	205	13,017	(4,620)
Valero Energy Corp.	Call	July 2013	42	178	445	18,950
Walt Disney Co./The	Call	July 2013	65	100	5,100	297
Wells Fargo & Co.	Call	July 2013	41	540	54,540	(4,919)
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$456,120

The following is a summary of Dividend Capture Fund's written option activity for the six months ended June 30, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	400	$40,579
Options written	3,420	362,490
Options expired	—	—
Options closed	(1,240)	(179,908)
Options exercised	(400)	(40,579)
Outstanding at 6/30/2013	2,180	$182,582

At June 30, 2013, Dividend Capture Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Crosstex Energy LP	Call	August 2013	$17.5	1,000	$309,000	$(212,006)
Freeport-McMoRan Copper & Gold, Inc.	Call	July 2013	31	980	4,900	51,688
JPMorgan Chase & Co.	Call	September 2013	57.5	200	9,600	19,400
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(140,918)

The following is a summary of Global Select Markets Fund written option activity for the six months ended June 30, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	—	$—
Options written	225	58,307
Options expired	(140)	(24,259)
Options closed	—	—
Options exercised	(85)	(34,048)
Outstanding at 6/30/2013	—	$—

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following is a summary of Income Equity Fund's written option activity for the six months ended June 30, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	—	$—
Options written	13,245	747,272
Options expired	(3,675)	(113,097)
Options closed	—	—
Options exercised	(3,380)	(150,377)
Outstanding at 6/30/2013	6,190	$483,798

At June 30, 2013, Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
AbbVie, Inc.	Call	August 2013	$47.5	400	$5,000	$25,292
Apple, Inc.	Call	August 2013	475	45	4,905	42,490
Blackstone Group LP	Call	September 2013	24	900	27,450	51,725
Comcast Corp., Class A	Call	July 2013	44	375	3,750	2,611
Eaton Corp. PLC	Call	July 2013	70	295	4,425	31,553
Eli Lilly & Co.	Call	July 2013	57.5	305	1,220	9,443
Ford Motor Co.	Call	August 2013	17	1,200	14,400	14,956
Hewlett-Packard Co.	Call	August 2013	27	900	35,100	22,647
Lyondellbasell Industries N.V.	Call	September 2013	70	325	76,375	3,886
Marathon Oil Corp.	Call	July 2013	38	620	4,340	20,581
Valero Energy Corp.	Call	September 2013	44	435	8,917	60,665
Walgreen Co.	Call	July 2013	55	390	3,510	8,557
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$294,406

The following is a summary of Real Strategies Fund's written option activity for the six months ended June 30, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	—	$—
Options written	650	42,479
Options expired	—	—
Options closed	(325)	(23,712)
Options exercised	—	—
Outstanding at 6/30/2013	325	$18,767

At June 30, 2013, Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Freeport-McMoRan Copper & Gold, Inc.	Call	July 2013	$31	325	$1,625	$17,142
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$17,142

Semi-Annual Shareholder Report

The following is a summary of Situs Fund's written option activity for the six months ended June 30, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	500	$187,571
Options written	6,341	1,851,929
Options expired	(2,500)	(702,753)
Options closed	(721)	(184,278)
Options exercised	—	—
Outstanding at 6/30/2013	3,620	$1,152,469

At June 30, 2013, Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Cabela's, Inc., Class A	Call	September 2013	$70	200	$51,000	$48,454
Cabela's, Inc., Class A	Call	September 2013	75	200	25,000	36,877
Cabela's, Inc., Class A	Call	September 2013	80	200	11,500	22,302
Cabela's, Inc., Class A	Call	December 2013	80	200	39,000	25,391
Cerner Corp.	Call	September 2013	100	200	66,000	28,255
Geospace Technologies Corp.	Call	July 2013	80	100	3,750	39,645
Geospace Technologies Corp.	Call	September 2013	90	160	16,400	119,111
Geospace Technologies Corp.	Call	September 2013	95	160	9,600	96,312
Geospace Technologies Corp.	Call	September 2013	100	160	5,200	71,512
Geospace Technologies Corp.	Call	September 2013	105	160	8,400	46,313
Raymond James Financial, Inc.	Call	July 2013	40	500	157,500	(28,163)
Sturm Ruger & Co., Inc.	Call	July 2013	50.5	380	16,150	40,001
Trinity Industries, Inc.	Call	October 2013	41	1,000	160,000	36,959
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$582,969

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of June 30, 2013, and the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013.

The Fair Value of Derivative Instruments as of June 30, 2013:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fund	Fair Value
Option Contracts		Options Written, at value	Disciplined Equity Fund	$1,282,014
			Dividend Capture Fund	323,500
			Income Equity Fund	189,392
			Real Strategies Fund	1,625
			Situs Fund	569,500

	Investments, at value		Disciplined Equity Fund	315,000

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The effect of Derivative Instruments on the Statements of Operations for the six months ended June 30, 2013:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized from Operations	Fund	Realized Gain (Loss) on Derivatives Recognized from Operations	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized from Operations
Option Contracts	Net Realized gain (loss) on option transactions/net change in unrealized appreciation/depreciation of investments and options	Disciplined Equity Fund Dividend Capture Fund Global Select Markets Fund Income Equity Fund Real Strategies Fund Situs Fund	$(5,143,664) 126,958 24,259 113,097 (3,307) 558,590	$812,889 (150,897) — 294,406 26,442 499,148

Balance	Sheet Offsetting Information

The following tables provide a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2013.

SECURITIES LOANED
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities		Net Amount (not less than 0)
Fund				Financial Instruments	Cash Collateral Pledged
Dividend Capture Fund	$23,475,352	$—	$23,475,352	$(23,475,352)	$—	$—
Global Select Markets Fund	306,390	—	306,390	(306,390)	—	—
Income Equity Fund	18,129,042	—	18,129,042	(18,129,042)	—	—
International Equity Fund	4,819,186	—	4,819,186	(4,819,186)	—	—
Mid Corp America Fund	7,555,534	—	7,555,534	(7,555,534)	—	—
Real Strategies Fund	22,112,481	—	22,112,481	(22,112,481)	—	—
Rotating Markets Fund	1,048,283	—	1,048,283	(1,048,283)	—	—
Situs Fund	38,418,039	—	38,418,039	(38,418,039)	—	—
Mortgage Securities Fund	173,768	—	173,768	(173,768)	—	—

WRITTEN OPTIONS
	Gross Amounts of Recognized Liabilities(1)	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities		Net Amount (not less than 0)
Fund				Financial Instruments	Cash Collateral Pledged
Disciplined Equity Fund	$1,282,014	$—	$1,282,014	$(84,164,343)	$—	$—
Dividend Capture Fund	323,500	—	323,500	(10,174,965)	—	—
Income Equity Fund	189,392	—	189,392	(24,715,049)	—	—
Real Strategies Fund	1,625	—	1,625	(897,325)	—	—
Situs Fund	569,500	—	569,500	(52,869,456)	—	—

(1)	Gross Amounts of Recognized Liabilities as presented on the Statements of Assets and Liabilities are the actual closing values of liabilities outstanding as of June 30, 2013. Notional Values for Written Options as of June 30, 2013 are presented in the subsequent table.

The notional value of the written options contracts outstanding at June 30, 2013 and the month-end average notional amount for the six months ended June 30, 2013 are detailed in the table below:

Portfolio	Average Month-End Notional Amount	June 30, 2013 Notional Amount
Disciplined Equity Fund	$103,634,864	$91,215,250
Dividend Capture Fund	2,498,286	5,938,000
Global Select Markets Fund	120,000	—
Income Equity Fund	15,189,143	24,826,250
Real Strategies Fund	143,929	1,007,500
Situs Fund	10,399,857	22,159,000

Semi-Annual Shareholder Report

Derivative positions open during the period and at period end are reflected for each Fund in the tables above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results from operations.

F.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Adviser”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds’ lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of June 30, 2013, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
Dividend Capture Fund	$22,914,588	$23,475,352	$19,695,244	$33,547	$5,951
Global Select Markets Fund	320,943	306,390	1,156,328	23,384	4,215
Income Equity Fund	17,802,079	18,129,042	17,113,904	13,899	2,380
International Equity Fund	4,669,262	4,819,186	11,153,431	152,072	27,027
Mid Corp America Fund	7,409,102	7,555,534	7,089,677	114,357	20,580
Real Strategies Fund	21,850,924	22,112,481	20,056,337	557,946	98,683
Rotating Markets Fund	1,025,997	1,048,283	1,424,375	6,435	992
Situs Fund	37,400,540	38,418,039	35,451,235	184,140	32,480
Mortgage Securities Fund	169,079	173,768	454,502	2,030	371

All cash collateral received is held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Funds’ securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $20,972 in collateral the following business day for securities on loan in the Global Select Markets Fund as of June 30, 2013.

G.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At June 30, 2013, the Money Market Fund, Real Strategies Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund held illiquid restricted securities representing 3.06%, 5.46%, 7.10% and 1.82% respectively, of net assets as listed below:

Issuer Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)
Money Market Fund
Westpac Banking Corp., 0.310%, 11/1/13	11/7/12	10,000,000	10,000,000	10,000,000

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Issuer Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)
Real Strategies Fund:
Discount Retail Portfolio II DST	11/30/11	N/A	950,000	918,247
Grocery & Pharmacy DST	8/26/11	N/A	950,000	999,052
New York Power DST	7/21/11	N/A	950,000	862,254
Scotts Gahanna LLC	12/13/11	N/A	1,344,000	1,286,331
Winston-Salem DST	2/22/12	N/A	950,000	859,037
Fixed Income Securities Fund:
Bank of Nova Scotia, 1.950%, 1/30/17	2/3/12	5,000,000	5,073,580	5,109,000
Barrick International Bank Corp., 5.750%, 10/15/16	2/20/09	2,000,000	1,960,644	2,136,758
Canadian Imperial Bank of Commerce, 2.600%, 7/2/15	10/25/11	5,000,000	5,105,338	5,187,500
Royal Bank of Canada, 3.125%, 4/14/15	5/3/11	5,000,000	5,087,432	5,211,000
Toronto-Dominion Bank, 2.200%, 7/29/15	6/29/11	3,000,000	3,031,464	3,092,100
Short/Intermediate Fixed Income Securities Fund
TCM Sub LLC, 3.550%, 1/15/15	12/15/09	2,000,000	2,043,401	2,071,744
Schlumberger Norge AS, 1.950%, 9/14/16	9/14/11	2,000,000	2,009,773	2,037,772
HSBC Bank PLC, 3.500%, 6/28/15	6/28/10	2,000,000	2,045,828	2,097,186
Metropolitan Life Global Funding I, 1.500%, 1/10/18	1/10/13	2,000,000	2,000,878	1,939,018
Eaton Corp., 1.500%, 11/2/17	11/20/12	2,000,000	1,990,138	1,941,432
Xstrata PLC, 2.450%, 10/25/17	10/25/12	1,000,000	995,883	969,781

H.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I.	Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Fixed Income Securities Fund, Intermediate Government Income Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities Fund. Dividends from net investment income are declared and paid annually for Disciplined Equity Fund, Global Select Markets Fund, International Equity Fund, Mid Corp America Fund, Real Strategies Fund, Rotating Markets Fund, Situs Fund and Growth Allocation Fund. Dividends from net investment income are declared and paid quarterly for Balanced Allocation Fund. Dividends from net investment income are declared and paid monthly for Dividend Capture Fund, Income Equity Fund, Mortgage Securities Fund and Conservative Allocation Fund.

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, paydowns, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

Certain of the Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

Certain of the Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

J.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class.

Except for the daily dividend Funds, expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. For the daily dividend Funds, expenses not directly attributable to a Fund are allocated pursuant to the “settled shares method.” Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

K.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the

Semi-Annual Shareholder Report

provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Tax-Free Money Market Fund	$68,435,422	$—	$—	$—
Money Market Fund	326,392,002	—	—	—
Ohio Municipal Money Market Fund	133,399,093	—	—	—
U.S. Treasury Money Market Fund	1,408,350,819	—	—	—
Disciplined Equity Fund	87,531,940	14,345,876	(1,168,820)	13,177,056
Dividend Capture Fund	238,698,741	14,501,495	(3,152,471)	11,349,024
Global Select Markets Fund	29,094,303	1,636,251	(2,429,704)	(793,453)
Income Equity Fund	147,780,201	16,646,985	(2,543,288)	14,103,697
International Equity Fund	252,472,420	50,031,135	(6,774,245)	43,256,890
Mid Corp America Fund	92,252,764	61,563,292	(639,776)	60,923,516
Real Strategies Fund	116,859,023	8,520,221	(13,735,769)	(5,215,548)
Rotating Markets Fund	24,058,525	1,931,050	(646,316)	1,284,734
Situs Fund	219,044,843	95,974,458	(2,694,500)	93,279,958
Fixed Income Securities Fund	279,676,106	12,879,578	(4,306,556)	8,573,022
Intermediate Government Income Fund	107,284,310	4,851,122	(881,211)	3,969,911
Mortgage Securities Fund	75,501,542	3,126,237	(939,244)	2,186,993
Ohio Tax-Free Fund	51,615,471	913,828	(1,554,928)	(641,100)
Short/Intermediate Fixed Income Securities Fund	154,363,124	1,932,578	(1,202,429)	730,149
Balanced Allocation Fund	18,506,987	1,885,695	(35,748)	1,849,947
Conservative Allocation Fund	4,810,258	214,790	(2,152)	212,638
Growth Allocation Fund	12,556,633	1,749,336	(29,187)	1,720,149

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The tax character of distributions paid during the fiscal year ended December 31, 2012, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital	Total Distributions Paid
Tax-Free Money Market Fund	$—	$—	$—	$7,882	$—	$7,882
Money Market Fund	40,359	—	40,359	—	—	40,359
Ohio Municipal Money Market Fund	—	—	—	14,267	—	14,267
U.S. Treasury Money Market Fund	28,863	—	28,863	—	—	28,863
Disciplined Equity Fund	950,448	—	950,448	—	—	950,448
Dividend Capture Fund	7,091,056	—	7,091,056	—	—	7,091,056
Global Select Markets Fund	159,999	—	159,999	—	—	159,999
Growth Fund	881,262	6,218,088	7,099,350	—	—	7,099,350
Income Equity Fund	4,533,102	—	4,533,102	—	—	4,533,102
International Equity Fund	4,779,378	—	4,779,378	—	97,049	4,876,427
Mid Corp America Fund	216,660	18,816,596	19,033,256	—	—	19,033,256
Real Strategies Fund	1,310,003	—	1,310,003	—	—	1,310,003
Rotating Markets Fund	797,997	5,160,037	5,958,034	—	—	5,958,034
Situs Fund	1,931,376	5,252,780	7,184,156	—	—	7,184,156
Fixed Income Securities Fund	8,130,390	2,353,712	10,484,102	—	—	10,484,102
Intermediate Government Income Fund	2,771,516	125,367	2,896,883	—	—	2,896,883
Mortgage Securities Fund	2,641,414	523,315	3,164,729	—	—	3,164,729
Ohio Tax-Free Fund	202,643	891,712	1,094,355	1,013,080	—	2,107,435
Short/Intermediate Fixed Income Securities Fund	2,683,509	—	2,683,509	—	—	2,683,509

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital	Total Distributions Paid
Balanced Allocation Fund	$539,385	$1,290,511	$1,829,896	$—	$—	$1,829,896
Conservative Allocation Fund	185,980	757,933	943,913	—	—	943,913
Growth Allocation Fund	353,776	1,459,352	1,813,128	—	—	1,813,128

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of December 31, 2012, the components of accumulated earnings (deficit) were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Tax-Free Money Market Fund	$—	$849	$—	$849	$(131,697)	$—	$—	$(130,848)
Money Market Fund	70	—	—	70	(177,140)	—	—	(177,070)
Ohio Municipal Money Market Fund	—	129	—	129	(294,657)	—	—	(294,528)
U.S. Treasury Money Market Fund	—	—	—	—	(882)	(105)	—	(987)
Disciplined Equity Fund	442	—	—	442	(10,839,419)	—	13,764,866	2,925,889
Dividend Capture Fund	—	—	—	—	(14,692,340)	—	6,646,386	(8,045,954)
Global Select Markets Fund	399,207	—	—	399,207	(1,777,795)	—	1,304,690	(73,898)
Growth Fund	—	—	834,874	834,874	—	—	18,124,522	18,959,396
Income Equity Fund	62,607	—	—	62,607	(10,183,952)	—	11,374,795	1,253,450
International Equity Fund	—	—	—	—	(13,851,153)	—	45,658,146	31,806,993
Mid Corp America Fund	215,398	—	3,417,740	3,633,138	(2,200,408)	—	44,125,497	45,558,227
Real Strategies Fund	—	—	—	—	(18,722,940)	—	191,985	(18,530,955)
Rotating Markets Fund	—	—	—	—	(66,526)	—	(118,144)	(184,670)
Situs Fund	119,551	—	—	119,551	—	—	84,558,425	84,677,976
Fixed Income Securities Fund	—	—	953,917	953,917	—	(52,126)	20,590,576	21,492,367
Intermediate Government Income Fund	190,993	—	105,093	296,086	—	—	8,034,867	8,330,953
Mortgage Securities Fund	10,258	—	203,073	213,331	—	—	6,371,302	6,584,633
Ohio Tax-Free Fund	39,880	—	309,073	348,953	—	—	2,210,129	2,559,082
Short/Intermediate Fixed Income Securities Fund	—	—	51,757	51,757	—	—	4,268,047	4,319,804
Balanced Allocation Fund	1,699	—	459,073	460,772	(1,013)	—	1,415,263	1,875,022
Conservative Allocation Fund	1,460	—	60,905	62,365	—	—	303,206	365,571
Growth Allocation Fund	3,079	—	427,637	430,716	—	—	1,435,611	1,866,327
Certain capital and qualified late year losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2012 the Funds deferred post October capital and late year ordinary losses as follows:

Fund	Capital Losses	Late Year Ordinary Losses
Global Select Markets Fund	$963,110	$—
Income Equity Fund	3,170,369	—
International Equity Fund	—	55,271
Real Strategies Fund	564,260	47,585
Rotating Markets Fund	66,435	91
Balanced Allocation Fund	1,013	—

Semi-Annual Shareholder Report

As of December 31, 2012, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	Expiration Year
	2013	2014	2015	2016		2017	2018
Tax-Free Money Market Fund	$5,818	$4,861	$1,434	$60,543		$55,252	$—
Money Market Fund	7,224	921	106	—		—	—
Ohio Municipal Money Market Fund	25,291	7,739	12,350	—		193,762	14,231
Dividend Capture Fund	—	—	—	—		14,692,340	—
Income Equity Fund	—	—	—	—		6,937,588	—
International Equity Fund	—	—	—	—		2,956,288	3,821,239
Mid Corp America Fund	—	—	—	2,200,408	*	—	—
Real Strategies Fund	—	—	—	145,084		15,813,875	2,136,294

*	Future utilization of these losses is limited due to merger related capital loss carryover limitations.

During the year ended December 31, 2012, the Dividend Capture Fund, Income Equity Fund, Mid Corp America Fund, Real Strategies Fund, Rotating Markets Fund, Mortgage Securities Fund and Short/Intermediate Fixed Income Securities Fund utilized $8,053,467, $5,669,414, $342,118, $2,593,339, $3,654,675, $1,170,801 and $1,214,105, respectively, in capital loss carryforwards.

At December 31, 2012, the Tax-Free Money Market Fund, Money Market Fund and Ohio Municipal Money Market Fund had capital loss carryforwards expire in the amounts of $1,529, $3,032 and $463, respectively.

During the year ended December 31, 2012, capital loss carryfoward from the New Economy Fund (merged into the Mid Corp America Fund) expired in the amount of $17,781,917.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the provisions of the Act are as follows:

	Loss Carryforward Character
Fund	Short Term	Long Term
Tax-Free Money Market Fund	$3,789	$—
Money Market Fund	168,889	—
Ohio Municipal Money Market Fund	41,284	—
U.S. Treasury Money Market Fund	882	—
Disciplined Equity Fund	4,212,722	6,626,697
Global Select Markets Fund	806,135	8,550
International Equity Fund	4,290,312	2,728,043

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

L.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2013, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Adviser”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment adviser. The Adviser receives a fee for its services, computed daily and paid monthly, based on a percentage of each Fund’s average daily net assets on a tiered basis, according to the table below:

	Tiered Annual Rate:
Fund	Up to $500 million	On the next $500 million	In Excess of $1 billion
Tax-Free Money Market Fund	0.30%	0.25%	0.20%
Money Market Fund	0.30%	0.25%	0.20%
Ohio Municipal Money Market Fund	0.30%	0.25%	0.20%
Disciplined Equity Fund	0.60%	0.55%	0.50%
Dividend Capture Fund	0.75%	0.70%	0.65%
Global Select Markets Fund	1.00%	0.95%	0.90%

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	Tiered Annual Rate:
Fund	Up to $500 million	On the next $500 million	In Excess of $1 billion
Income Equity Fund	0.60%	0.55%	0.50%
International Equity Fund	1.00%	0.95%	0.90%
Mid Corp America Fund	0.75%	0.70%	0.65%
Real Strategies Fund	0.75%	0.70%	0.65%
Rotating Markets Fund	0.50%	0.45%	0.40%
Situs Fund	0.75%	0.70%	0.65%
Fixed Income Securities Fund	0.50%	0.45%	0.40%
Intermediate Government Income Fund	0.50%	0.45%	0.40%
Mortgage Securities Fund	0.50%	0.45%	0.40%
Ohio Tax-Free Fund	0.50%	0.45%	0.40%
Short/Intermediate Fixed Income Securities Fund	0.50%	0.45%	0.40%

The U.S. Treasury Money Market Fund pays the Adviser a fee of 0.20% of its average daily net assets, computed daily and paid monthly. Each of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund pays the Adviser a fee of 0.10% of its average daily net assets, computed daily and paid monthly.

Huntington and the Adviser may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

The Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund are subject to a fee waiver and expense reimbursement agreement with the Adviser whereby the Adviser has agreed to waive fees or reimburse expenses in amounts necessary to maintain a minimum yield of 0.01% (0.05% for the Trust Shares and 0.00% for the Class A Shares of the U.S. Treasury Money Market Fund) and in which the Money Market Funds have agreed to repay amounts that were waived or reimbursed by the Adviser for a period up to three years after such waiver or reimbursement was made to the extent that such repayments would not cause the yield of a class to decrease below their applicable minimum yield. Prior to November 15, 2012, the Adviser had agreed to waive fees or reimburse expenses for the U.S. Treasury Money Market Fund in amounts necessary to maintain a minimum yield of 0.00% in both share classes.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee for Disciplined Equity Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.20% and 1.45% of Trust Shares and Class A Shares, respectively, through April 30, 2014.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee for Dividend Capture Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 0.90% and 1.15% of Trust Shares and Class A Shares, respectively, through April 30, 2015.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee for Global Select Markets Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expense to not more than 1.90% and 2.15% of Trust Shares and Class A Shares, respectively, through April 30, 2014.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee for Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.90% of the average daily net assets of each of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund through April 30, 2014.

Amounts waived or reimbursed in the contractual period may be recouped by the Adviser within three years of the waiver and/or reimbursement. As of June 30, 2013, the following amounts have been waived or reimbursed by the Adviser and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
Tax-Free Money Market Fund	$474,740	2013
	538,831	2014
	605,012	2015
	281,967	2016
Money Market Fund	2,696,185	2013
	2,629,761	2014
	2,608,992	2015
	1,264,723	2016
Ohio Municipal Money Market Fund	1,357,243	2013
	1,218,010	2014
	1,176,269	2015
	567,804	2016

Semi-Annual Shareholder Report

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
U.S. Treasury Money Market Fund	$2,375,535	2013
	2,637,763	2014
	2,500,289	2015
	4,572,904	2016
Disciplined Equity Fund	26,510	2014
	24,912	2015
Dividend Capture Fund	254,226	2015
	460,065	2016
Global Select Markets Fund	19,364	2013
Balanced Allocation Fund	28,952	2013
	37,593	2014
	42,051	2015
	15,059	2016
Conservative Allocation Fund	11,431	2013
	15,227	2014
	15,187	2015
	9,113	2016
Growth Allocation Fund	40,912	2013
	41,180	2014
	46,866	2015
	18,989	2016

Administrative and Financial Administration Fees—Huntington Asset Services, Inc. (“HASI”), a wholly owned subsidiary of Huntington Bancshares, Incorporated, serves as

Administrator to the Trust. The fees paid for administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Distribution and Shareholder Services Fees—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan,

the Funds will compensate qualified intermediaries for distribution services in connection with Class A Shares not to exceed 0.25% of the daily net assets of each Fund’s Class A Shares. Trust Shares are not subject to Rule 12b-1 fees. Class A Shares (except for the Asset Allocation Funds) and Trust Shares are also subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. For the six months ended June 30, 2013, Huntington and its affiliates received $98,738 in shareholder service fees. For the six months ended June 30, 2013, Unified Financial Securities, Inc., the Funds’ distributor, received underwriter commissions of $55,168 earned on sales of Class A Shares. For the six months ended June 30, 2013, the Funds paid $502,050 to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expense—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for each of the Funds. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for each Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Compliance Services—The Trust has contracted with HASI to provide a Chief Compliance Officer to the Trust, for which it pays HASI $135,188 annually.

General—Certain officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a $25,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $40,000 annual retainer plus $2,500 per Board meeting. The Board or a Committee may establish ad hoc committees or sub-committees. Any Committee or sub-committee member may be compensated by the Fund for incremental work outside of the regular meeting process based on the value added to the Fund. In addition, the Fund reimburses Trustees who are not employees of or affiliated with the Adviser for out-of-pocket expenses incurred in conjunction with attendance at meetings. For the six months ended June 30, 2013, actual Trustee compensation was $161,000 in aggregate from the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Adviser. Income distributions earned from investments in these funds are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

U.S. Treasury Money Market Fund	12/31/12 Market Value	Purchases	Sales	6/30/13 Market Value	Income
Disciplined Equity Fund	$5,903,706	$40,753,563	$(30,408,448)	$16,248,821	$2,880
Dividend Capture Fund	3,354,143	33,097,685	(28,422,379)	8,029,449	1,312
Global Select Markets Fund	1,038,116	20,336,822	(20,312,691)	1,062,247	403

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

U.S. Treasury Money Market Fund	12/31/12 Market Value	Purchases	Sales	6/30/13 Market Value	Income
Income Equity Fund	$1,391,488	$16,869,029	$(16,833,458)	$1,427,059	$977
International Equity Fund	10,717,674	101,565,602	(108,425,060)	3,858,216	2,474
Mid Corp America Fund	3,531,522	18,353,376	(14,711,495)	7,173,403	1,317
Real Strategies Fund	5,395,632	21,864,961	(23,222,546)	4,038,047	639
Rotating Markets Fund	1,385,688	6,810,059	(7,504,009)	691,738	429
Situs Fund	3,588,928	63,654,408	(49,370,030)	17,873,306	4,140
Fixed Income Securities Fund	5,299,225	51,490,661	(52,067,716)	4,722,170	1,060
Intermediate Government Income Fund	2,607,089	19,934,828	(20,514,688)	2,027,229	715
Mortgage Securities Fund	3,940,040	20,714,937	(21,104,857)	3,550,120	731
Short/Intermediate Fixed Income Securities Fund	2,150,783	31,784,406	(30,579,104)	3,356,085	411

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust and other affiliated funds. A summary of these investments in affiliated funds is set forth below:

Balanced Allocation Fund	12/31/2012 Market Value	Purchases	Sales	6/30/2013 Market Value	Income
U.S. Treasury Money Market Fund	$229,492	$5,047,136	$(4,849,239)	$427,389	$106
Disciplined Equity Fund	1,070,033	119,053	(47,416)	1,191,417	—
Dividend Capture Fund	569,908	27,141	(145,717)	506,912	8,975
Global Select Markets Fund	394,114	543,013	(46,270)	851,484	—
Growth Fund	2,160,587	385,474	(2,463,678)	—	248,463
Income Equity Fund	1,986,378	129,535	(165,161)	2,127,035	29,647
International Equity Fund	2,047,158	180,707	(461,979)	1,831,556	—
Mid Corp America Fund	970,450	36,847	(291,851)	861,508	—
Situs Fund	975,336	108,475	(309,498)	851,024	—
Fixed Income Securities Fund	2,772,839	755,242	(83,988)	3,331,475	34,264
Intermediate Government Income Fund	1,293,512	350,805	(38,293)	1,553,786	13,236
Mortgage Securities Fund	739,706	189,177	(23,861)	887,636	8,501
Short/Intermediate Fixed Income Securities Fund	1,291,306	320,968	(34,643)	1,554,515	7,519
Huntington EcoLogical Strategy ETF	—	2,451,068	(147,853)	2,322,154	—
Huntington US Equity Rotation Strategy ETF	1,709,472	272,422	(175,165)	2,059,043	—

Conservative Allocation Fund	12/31/2012 Market Value	Purchases	Sales	6/30/2013 Market Value	Income
U.S. Treasury Money Market Fund	$15,912	$4,128,687	$(4,017,591)	$127,008	$27
Disciplined Equity Fund	109,900	17,883	(29,157)	103,649	—
Dividend Capture Fund	58,540	7,488	(27,579)	43,984	854
Global Select Markets Fund	40,486	51,674	(14,396)	74,436	—
Growth Fund	221,908	51,843	(266,720)	—	23,490
Income Equity Fund	204,022	28,859	(65,136)	185,187	2,790
International Equity Fund	210,329	26,822	(84,429)	159,566	—
Mid Corp America Fund	99,676	11,308	(50,099)	75,149	—
Situs Fund	100,194	14,601	(48,665)	74,120	—
Fixed Income Securities Fund	1,638,243	526,457	(374,450)	1,727,458	19,834
Intermediate Government Income Fund	764,224	244,581	(174,570)	804,898	7,654
Mortgage Securities Fund	437,018	134,225	(101,822)	460,372	4,957
Short/Intermediate Fixed Income Securities Fund	762,913	236,540	(181,258)	805,295	4,347
Huntington EcoLogical Strategy ETF	—	216,662	(15,731)	202,527	—
Huntington US Equity Rotation Strategy ETF	175,592	38,895	(59,896)	179,247	—

Growth Allocation Fund	12/31/2012 Market Value	Purchases	Sales	6/30/2013 Market Value	Income
U.S. Treasury Money Market Fund	$131,237	$3,992,352	$(3,848,777)	$274,812	$69
Disciplined Equity Fund	1,017,758	108,833	(67,060)	1,106,903	—
Dividend Capture Fund	542,030	37,259	(161,274)	470,705	8,492
Global Select Markets Fund	374,815	495,796	(42,803)	791,087	—
Growth Fund	2,055,026	411,076	(2,387,052)	—	237,054
Income Equity Fund	1,889,296	146,498	(225,902)	1,977,937	28,102
International Equity Fund	1,946,752	131,059	(439,279)	1,702,400	—
Mid Corp America Fund	923,021	57,169	(319,612)	799,198	—
Situs Fund	927,573	122,675	(331,223)	791,756	—
Fixed Income Securities Fund	794,425	305,250	(27,723)	1,040,265	9,695

Semi-Annual Shareholder Report

Growth Allocation Fund	12/31/2012 Market Value	Purchases	Sales	6/30/2013 Market Value	Income
Intermediate Government Income Fund	$370,597	$141,796	$(13,170)	$484,527	$3,740
Mortgage Securities Fund	211,931	79,115	(7,186)	278,965	2,404
Short/Intermediate Fixed Income Securities Fund	369,966	133,697	(12,454)	484,728	2,125
Huntington EcoLogical Strategy ETF	—	2,262,181	(119,425)	2,160,175	—
Huntington US Equity Rotation Strategy ETF	1,625,841	241,563	(193,717)	1,913,324	—

(4)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding securities of the issuer. A summary of each of Real Strategies Fund’s holdings in the securities of such issuers is set forth below:

	12/31/12 Market Value	Change in unrealized appreciation (depreciation)	Purchases	Sales	6/30/13 Market Value	Income
Discount Retail Portfolio II DST	$884,472	$33,775	$—	$—	$918,247	$39,192
New York Power DST	862,254	—	—	—	862,254	35,383
Scotts Gahanna LLC*	1,143,804	142,527	—	—	1,286,331	50,256

*	Controlled affiliate in which the Real Stategies Fund owns 25% or more of the outstanding securities.

(5)	Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund Structure

Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund (“Investing Funds”), in accordance with their prospectus, seek to achieve their investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Funds incur expenses of both the Investing Funds and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2013, were as follows:

Fund	Purchases	Sales
Disciplined Equity	$27,557,497	$39,637,179
Dividend Capture Fund	131,867,244	120,113,290
Global Select Markets Fund	24,295,408	34,791,925
Income Equity Fund	107,507,463	112,681,569
International Equity Fund	114,937,089	118,069,194
Mid Corp America Fund	978,906	12,985,811
Real Strategies Fund	30,187,413	32,725,670
Rotating Markets Fund	38,804,979	57,984,892
Situs Fund	36,569,777	15,046,869
Fixed Income Securities Fund	46,149,790	53,642,790
Intermediate Government Income Fund	12,419,251	17,431,299
Mortgage Securities Fund	18,277,144	17,065,595
Ohio Tax-Free Fund	11,836,065	12,335,230
Short/Intermediate Fixed Income Securities Fund	25,801,576	59,619,682
Balanced Allocation Fund	5,869,927	4,435,373
Conservative Allocation Fund	1,607,838	1,493,908
Growth Allocation Fund	4,673,967	4,347,880

Purchases and sales of long-term U.S. government securities, for the six months ended June 30, 2013, were as follows:

Fund	Purchases	Sales
Fixed Income Securities Fund	$22,582,418	$26,899,902
Intermediate Government Income Fund	16,479,824	42,099,422
Mortgage Securities Fund	20,754,614	51,349,755
Short/Intermediate Fixed Income Securities Fund	1,501,245	31,651,076

(7)	Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2013, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

(8)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, imposed capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

(9)	Line of Credit

The Trust participates in a short-term credit agreement (“Line of Credit”) with Citibank, N.A. (“Citi”). Under the terms of the agreement, the Trust may borrow up to $20 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citi receives an annual facility fee of 0.10% on $20 million for providing the Line of Credit. Each fund in the Trust pays a pro-rata portion of this facility fee plus any interest on amounts borrowed. For the six months ended June 30, 2013, the following Funds had borrowings under this Line of Credit.

Fund	Average Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding*	Interest Expense Incurred	Maximum Loan Outstanding
Ohio Municipal Money Market Fund	$2,000,000	1.36%	3	$188	$4,000,000
U.S. Treasury Money Market Fund	20,000,000	1.41%	1	780	20,000,000
Disciplined Equity Fund	802,595	1.41%	1	—	802,595
Global Select Markets Fund	1,166,667	1.42%	6	276	2,000,000
International Equity Fund	1,000,000	1.40%	5	194	1,000,000
Real Strategies Fund	1,000,000	1.41%	1	39	1,000,000
Rotating Markets Fund	16,250,000	1.39%	4	2,502	18,000,000
Conservative Allocation Fund	1,000,000	1.43%	2	81	1,000,000
Growth Allocation Fund	1,000,000	1.41%	1	39	1,000,000

*	Number of Days Outstanding represents the total days during the period ended June 30, 2013 that each Fund utilized the Line of Credit.

As of June 30, 2013, the Funds had no outstanding borrowings under this Line of Credit.

Semi-Annual Shareholder Report

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses—As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses—The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2013	Ending Account Value, June 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
Tax-Free Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.10	$0.89	0.18%
	Hypothetical (2)	$1,000.00	$1,023.90	$0.90	0.18%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.94	0.19%
	Hypothetical (2)	$1,000.00	$1,023.85	$0.95	0.19%
Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$0.74	0.15%
	Hypothetical (2)	$1,000.00	$1,024.05	$0.75	0.15%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.74	0.15%
	Hypothetical (2)	$1,000.00	$1,024.05	$0.75	0.15%
Ohio Municipal Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$0.84	0.17%
	Hypothetical (2)	$1,000.00	$1,023.95	$0.85	0.17%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.84	0.17%
	Hypothetical (2)	$1,000.00	$1,023.95	$0.85	0.17%
U.S. Treasury Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.20	$0.20	0.04%
	Hypothetical (2)	$1,000.00	$1,024.60	$0.20	0.04%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.45	0.09%
	Hypothetical (2)	$1,000.00	$1,024.35	$0.45	0.09%

Semi-Annual Shareholder Report

Supplemental Information (Continued)

		Beginning Account Value, January 1, 2013	Ending Account Value, June 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
Disciplined Equity Fund
Trust Shares	Actual	$1,000.00	$1,053.10	$6.06	1.19%
	Hypothetical (2)	$1,000.00	$1,018.89	$5.96	1.19%
Class A Shares	Actual	$1,000.00	$1,052.10	$7.33	1.44%
	Hypothetical (2)	$1,000.00	$1,017.65	$7.20	1.44%
Dividend Capture Fund
Trust Shares	Actual	$1,000.00	$1,113.60	$4.66	0.89%
	Hypothetical (2)	$1,000.00	$1,020.38	$4.46	0.89%
Class A Shares	Actual	$1,000.00	$1,111.30	$5.97	1.14%
	Hypothetical (2)	$1,000.00	$1,019.14	$5.71	1.14%
Global Select Markets Fund
Trust Shares	Actual	$1,000.00	$957.40	$9.03	1.86%
	Hypothetical (2)	$1,000.00	$1,015.57	$9.30	1.86%
Class A Shares	Actual	$1,000.00	$956.40	$10.24	2.11%
	Hypothetical (2)	$1,000.00	$1,014.33	$10.54	2.11%
Income Equity Fund
Trust Shares	Actual	$1,000.00	$1,103.00	$6.05	1.16%
	Hypothetical (2)	$1,000.00	$1,019.04	$5.81	1.16%
Class A Shares	Actual	$1,000.00	$1,101.70	$7.35	1.41%
	Hypothetical (2)	$1,000.00	$1,017.80	$7.05	1.41%
International Equity Fund
Trust Shares	Actual	$1,000.00	$1,033.50	$7.87	1.56%
	Hypothetical (2)	$1,000.00	$1,017.06	$7.80	1.56%
Class A Shares	Actual	$1,000.00	$1,032.00	$9.12	1.81%
	Hypothetical (2)	$1,000.00	$1,015.82	$9.05	1.81%
Mid Corp America Fund
Trust Shares	Actual	$1,000.00	$1,151.10	$7.15	1.34%
	Hypothetical (2)	$1,000.00	$1,018.15	$6.71	1.34%
Class A Shares	Actual	$1,000.00	$1,150.30	$8.48	1.59%
	Hypothetical (2)	$1,000.00	$1,016.91	$7.95	1.59%
Real Strategies Fund
Trust Shares	Actual	$1,000.00	$958.20	$6.51	1.34%
	Hypothetical (2)	$1,000.00	$1,018.15	$6.71	1.34%
Class A Shares	Actual	$1,000.00	$956.90	$7.71	1.59%
	Hypothetical (2)	$1,000.00	$1,016.91	$7.95	1.59%
Rotating Markets Fund
Trust Shares	Actual	$1,000.00	$1,076.60	$6.18	1.20%
	Hypothetical (2)	$1,000.00	$1,018.84	$6.01	1.20%
Class A Shares	Actual	$1,000.00	$1,076.30	$7.46	1.45%
	Hypothetical (2)	$1,000.00	$1,017.60	$7.25	1.45%
Situs Fund
Trust Shares	Actual	$1,000.00	$1,076.40	$6.74	1.31%
	Hypothetical (2)	$1,000.00	$1,018.30	$6.56	1.31%
Class A Shares	Actual	$1,000.00	$1,074.90	$8.03	1.56%
	Hypothetical (2)	$1,000.00	$1,017.06	$7.80	1.56%

Semi-Annual Shareholder Report

		Beginning Account Value, January 1, 2013	Ending Account Value, June 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
Fixed Income Securities Fund
Trust Shares	Actual	$1,000.00	$975.00	$5.09	1.04%
	Hypothetical (2)	$1,000.00	$1,019.64	$5.21	1.04%
Class A Shares	Actual	$1,000.00	$973.80	$6.31	1.29%
	Hypothetical (2)	$1,000.00	$1,018.40	$6.46	1.29%
Intermediate Government Income Fund
Trust Shares	Actual	$1,000.00	$973.10	$5.28	1.08%
	Hypothetical (2)	$1,000.00	$1,019.44	$5.41	1.08%
Class A Shares	Actual	$1,000.00	$971.90	$6.50	1.33%
	Hypothetical (2)	$1,000.00	$1,018.20	$6.66	1.33%
Mortgage Securities Fund
Trust Shares	Actual	$1,000.00	$989.90	$5.58	1.13%
	Hypothetical (2)	$1,000.00	$1,019.19	$5.66	1.13%
Class A Shares	Actual	$1,000.00	$987.60	$6.80	1.38%
	Hypothetical (2)	$1,000.00	$1,017.95	$6.90	1.38%
Ohio Tax-Free Fund
Trust Shares	Actual	$1,000.00	$967.00	$5.75	1.18%
	Hypothetical (2)	$1,000.00	$1,018.94	$5.91	1.18%
Class A Shares	Actual	$1,000.00	$965.80	$6.97	1.43%
	Hypothetical (2)	$1,000.00	$1,017.70	$7.15	1.43%
Short/Intermediate Fixed Income Securities Fund
Trust Shares	Actual	$1,000.00	$989.40	$5.23	1.06%
	Hypothetical (2)	$1,000.00	$1,019.54	$5.31	1.06%
Class A Shares	Actual	$1,000.00	$988.20	$6.46	1.31%
	Hypothetical (2)	$1,000.00	$1,018.30	$6.56	1.31%
Balanced Allocation Fund
Class A Shares	Actual	$1,000.00	$1,044.50	$3.65	0.72%
	Hypothetical (2)	$1,000.00	$1,021.22	$3.61	0.72%
Conservative Allocation Fund
Class A Shares	Actual	$1,000.00	$1,000.70	$4.02	0.81%
	Hypothetical (2)	$1,000.00	$1,020.78	$4.06	0.81%
Growth Allocation Fund
Class A Shares	Actual	$1,000.00	$1,067.20	$3.43	0.67%
	Hypothetical (2)	$1,000.00	$1,021.47	$3.36	0.67%

(1)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning January 1, 2013 through June 30, 2013. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2)	Hypothetical assumes 5% annual return before expenses.

Semi-Annual Shareholder Report

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q.”

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Administrator and Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Huntington Shareholder Services: 800-253-0412

27057 06/13

Semi-Annual Shareholder Report

JUNE 30, 2013

BALANCED FUND

Huntington VA Balanced Fund

EQUITY FUNDS

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Mid Corp America Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

INCOME FUNDS

Huntington VA Mortgage Securities Fund

Notice of Privacy Policy and Practices

The Huntington Funds recognize and respect the privacy concerns and expectations of our customers1. We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

The Huntington Funds collect and use your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

•	Account applications and other forms—which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account history—including information about the transactions and balances in a customer’s account(s); and

•	Correspondence—written, telephonic or through the Huntington Funds website — between a customer and the Huntington Funds or service providers to the Huntington Funds.

We may disclose all of the information described above to affiliated parties and to certain third parties who are not affiliated with the Huntington Funds under one or more of these circumstances:

•	As authorized—if you request or authorize the disclosure of the information.

•

As permitted by law—for example, sharing information with companies who maintain or service customer accounts for the Huntington Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•	Under marketing agreements—we may also share information with companies that perform marketing services on our behalf.

We maintain, and require all the Huntington Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Funds’ transfer agent, in accordance with its policies and procedures, to appropriately dispose of our customers’ nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information. When information about the Huntington Funds’ customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Huntington Funds.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

[1]

For purposes of this notice, the terms “customer’’ or “customers’’ includes individuals who provide nonpublic personal information to the Huntington Funds, but do not invest in the Huntington Funds’ shares.

LIMITING USE OF YOUR INFORMATION FOR MARKETING WITHIN OUR FAMILY OF COMPANIES

•

Huntington Funds is providing this notice. Federal law gives you the right to limit some but not all marketing from our affiliates. Federal law also requires us to give you this notice to tell you about your choice to limit marketing from our affiliates.

•

You may limit our affiliates in the Huntington group of companies, including, but not limited to, Huntington Asset Advisors, Inc., Huntington Investment Company, Huntington Asset Services and Unified Financial Securities, from marketing their products or services to you based on your personal information that we collect and share with them. This information includes your income and your account history with us.

•	Your choice to limit marketing offers from our affiliates will apply until you tell us to change your choice.

•	If you have already made a choice to limit marketing offers from our affiliates, you do not need to act again.

•

For joint consumer accounts, any one of the joint account holders has the right to exercise the option described above. If you are a joint account holder, your decision will also apply to others with whom you jointly hold accounts. If you have more than one consumer account with us, you need only respond once. It is not necessary for you to respond for each account.

To limit marketing offers, check the box below and return the form to us.

☐	Exclude me from information sharing among your affiliates as described above.

To complete your request, please provide us with the following information.

Name:

Account Number:

Street Address:

City, State, Zip:

Phone Number:

Last 4 digits of Social Security Number:

If you have checked the box above, either mail this form in a stamped envelope to:

Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

or call us at 1-800-253-0412

Huntington VA Balanced Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2013

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	60.6%
Fixed Income Mutual Funds[1]	38.1%
Cash[1]	1.3%

Total	100.0%

[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2013, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (Unaudited)

June 30, 2013

Shares		Value

	Mutual Funds — 98.7% (a)
626,335	Huntington Fixed Income Securities Fund, Trust Shares	$13,710,479
333,312	Huntington VA Dividend Capture Fund	3,976,416
870,165	Huntington VA Growth Fund	7,892,400
496,558	Huntington VA Income Equity Fund	5,268,482
296,721	Huntington VA International Equity Fund	4,382,571
165,959	Huntington VA Mid Corp America Fund	3,521,645
241,348	Huntington VA Mortgage Securities Fund	2,845,493
66,405	Huntington VA Situs Fund*	1,321,455

	Total Mutual Funds (Cost $36,717,078)	42,918,941

Shares		Value

	Cash Equivalents — 1.3%
560,510	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (a) (b)	$560,510

	Total Cash Equivalents (Cost $560,510)	560,510

	Total Investments (Cost $37,277,588) — 100.0%	43,479,451

	Other Assets in Excess of Liabilities — 0.0%	7,589

	Net Assets — 100.0%	$43,487,040

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

See Notes which are an integral part of the Financial Statements.

1

Huntington VA Dividend Capture Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2013

Asset Allocation	Percentage of Market Value
Common Stocks	67.6%
Preferred Stocks	20.0%
Short-Term Securities Held as Collateral for Securities Lending	8.9%
Exchange-Traded Funds	2.2%
Cash[1]	1.3%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2013, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments is broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2013

Shares		Value

	Common Stocks — 74.0%
	Consumer Discretionary — 3.2%
8,750	Comcast Corp., Class A	$366,450
3,000	Gentex Corp.	69,150
5,000	Genuine Parts Co.	390,350
11,580	Leggett & Platt, Inc.	360,022
1,500	Time Warner Cable, Inc., Class A	168,720

		1,354,692

	Consumer Staples — 5.7%
14,300	Colgate-Palmolive Co.	819,247
10,250	ConAgra Foods, Inc.	358,032
6,250	Kellogg Co.	401,437
4,750	Kimberly-Clark Corp.	461,415
5,000	Wal-Mart Stores, Inc.	372,450

		2,412,581

	Energy — 15.4%
15,500	BP PLC ADR	646,970
5,000	Chevron Corp.	591,700
8,050	ConocoPhillips	487,025
16,500	Crosstex Energy LP	340,230
13,000	El Paso Pipeline Partners LP (a)	567,710
24,500	Enbridge Energy Partners LP (a)	747,005
10,263	Exxon Mobil Corp.	927,262
8,000	Linn Energy LLC	265,440
4,000	Magellan Midstream Partners LP (a)	218,000
7,950	Murphy Oil Corp.	484,075
10,000	Royal Dutch Shell PLC ADR	638,000
7,500	Schlumberger Ltd.	537,450

		6,450,867

	Financials — 15.3%
3,750	Bank of Montreal	217,613
10,000	Brown & Brown, Inc.	322,400
12,000	Community Bank System, Inc.	370,200
9,500	Cullen/Frost Bankers, Inc. (a)	634,315
8,400	Federated Investors, Inc., Class B (a)	230,244
24,500	FNB Corp.	295,960

Shares		Value

	Financials — (continued)
20,000	Fulton Financial Corp.	$229,600
15,000	JPMorgan Chase & Co.	791,850
4,000	Northern Trust Corp.	231,600
19,750	Northwest Bancshares, Inc.	266,823
9,000	Old National Bancorp	124,470
4,550	Torchmark Corp.	296,387
3,750	Toronto-Dominion Bank (a)	301,388
15,250	Trustmark Corp. (a)	374,845
22,235	U.S. Bancorp	803,795
13,370	Unum Group	392,677
15,000	Washington Federal, Inc.	283,200
6,734	Wells Fargo & Co.	277,912

		6,445,279

	Health Care — 5.7%
14,750	AstraZeneca PLC ADR	697,675
4,000	Baxter International, Inc.	277,080
4,610	Becton, Dickinson & Co.	455,606
10,000	Merck & Co., Inc.	464,500
10,500	St. Jude Medical, Inc.	479,115

		2,373,976

	Industrials — 7.9%
3,030	3M Co.	331,331
4,500	Cintas Corp.	204,930
10,500	CSX Corp.	243,495
5,000	Dover Corp.	388,300
34,500	General Electric Co.	800,055
9,250	Harsco Corp.	214,508
8,000	Rockwell Automation, Inc.	665,120
11,500	Waste Management, Inc.	463,795

		3,311,534

	Information Technology — 6.4%
10,710	Cisco Systems, Inc.	260,360
9,750	Harris Corp.	480,187
17,200	Intel Corp.	416,584
17,160	Microsoft Corp.	592,535

See Notes which are an integral part of the Financial Statements.

2

Huntington VA Dividend Capture Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Shares		Value

	Common Stocks — (continued)
	Information Technology — (continued)
15,500	Molex, Inc.	$454,770
18,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	329,760
6,000	Total System Services, Inc.	146,880

		2,681,076

	Materials — 2.7%
23,000	Freeport-McMoRan Copper & Gold, Inc.	635,030
14,250	Sonoco Products Co.	492,622

		1,127,652

	Real Estate Investment Trusts — 6.2%
18,000	Associated Estates Realty Corp.	289,440
4,500	EastGroup Properties, Inc.	253,215
3,000	HCP, Inc.	136,320
5,500	Highwoods Properties, Inc.	195,855
5,250	Home Properties, Inc.	343,193
12,200	Kimco Realty Corp.	261,446
7,750	Liberty Property Trust	286,440
9,500	Mack-Cali Realty Corp.	232,655
4,750	Mid-America Apartment Communities, Inc.	321,908
3,250	National Retail Properties, Inc. (a)	111,800
6,000	Senior Housing Properties Trust	155,580

		2,587,852

	Telecommunication Services — 2.2%
22,870	AT&T, Inc.	809,598
2,640	Verizon Communications, Inc.	132,898

		942,496

	Utilities — 3.3%
5,500	CenterPoint Energy, Inc.	129,195
15,500	PG&E Corp.	708,815
32,640	TECO Energy, Inc.	561,082

		1,399,092

	Total Common Stocks (Cost $28,596,332)	31,087,097

	Preferred Stocks — 21.9%
	Financials — 12.1%
23,500	Allstate Corp./The, 5.100%	601,365
18,000	American Financial Group, Inc., 7.000%	475,200
6,500	Ameriprise Financial, Inc., 7.750%	171,145
18,500	Axis Capital Holdings Ltd., Series C, 6.875%	483,590
9,000	BB&T Corp., 5.850%	225,540
23,000	Charles Schwab Corp./The, Series B, 6.000%	585,350
27,000	JPMorgan Chase Capital XXIX, 6.700%	684,720
13,000	KKR Financial Holdings LLC, 8.375%	360,620
16,350	PartnerRe Ltd., Series E, 7.250%	443,085
18,000	Raymond James Financial, Inc., 6.900%	476,460
19,000	Wells Fargo & Co., Series J, 8.000%	549,860

		5,056,935

Shares		Value

	Industrials — 1.1%
19,000	Stanley Black & Decker, Inc., 5.750%	$464,740

	Real Estate Investment Trusts — 3.8%
14,521	Kimco Realty Corp., Series H, 6.900%	372,173
20,000	PS Business Parks, Inc., Series S, 6.450%	503,000
15,000	Realty Income Corp., Series F, 6.625%	386,250
13,000	Vornado Realty LP, 7.875%	343,590

		1,605,013

	Telecommunication Services — 1.7%
27,000	Qwest Corp., 7.500%	720,090

	Utilities — 3.2%
24,000	Dominion Resources, Inc., Class A, 8.375%	630,960
27,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	709,290

		1,340,250

	Total Preferred Stocks (Cost $9,467,860)	9,187,028

	Exchange-Traded Funds — 2.4%
15,500	SPDR S&P Dividend ETF (a)	1,027,650

	Total Exchange-Traded Funds (Cost $972,095)	1,027,650

	Cash Equivalents — 1.5%
623,301	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	623,301

	Total Cash Equivalents (Cost $623,301)	623,301

	Short-Term Securities Held as Collateral for Securities Lending — 9.7%
4,084,661	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (c)	4,084,661

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $4,084,661)	4,084,661

	Total Investments (Cost $43,744,249) — 109.5%	46,009,737

	Liabilities in Excess of Other Assets — (9.5)%	(4,007,560)

	Net Assets — 100.0%	$42,002,177

(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $3,984,524.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2013.

ADR	—American Depositary Receipt

See Notes which are an integral part of the Financial Statements.

3

Huntington VA Growth Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2013

Asset Allocation	Percentage of Market Value
Information Technology	28.6%
Health Care	18.1%
Consumer Discretionary	13.4%
Consumer Staples	8.9%
Industrials	7.3%
Financials	6.4%
Energy	6.1%
Materials	4.3%
Cash[1]	3.5%
Short-Term Securities Held as Collateral for Securities Lending	3.4%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2013, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2013

Shares		Value

	Common Stocks — 96.6%
	Consumer Discretionary — 13.9%
6,250	Comcast Corp., Class A	$261,750
11,080	D.R. Horton, Inc.	235,782
13,380	Ford Motor Co.	206,989
4,250	Home Depot, Inc./The	329,247
6,480	Jarden Corp. *	283,500
7,066	Lions Gate Entertainment Corp. *	194,103
3,950	TripAdvisor, Inc. *	240,436
1,180	Tupperware Brands Corp.	91,674
3,310	Viacom, Inc., Class B	225,246
4,970	Walt Disney Co./The	313,855

		2,382,582

	Consumer Staples — 9.3%
3,060	Colgate-Palmolive Co.	175,307
4,090	Constellation Brands, Inc., Class A *	213,171
3,540	Costco Wholesale Corp.	391,418
1,760	Kimberly-Clark Corp.	170,966
13,250	Kroger Co./The	457,655
3,496	Whole Foods Market, Inc.	179,974

		1,588,491

	Energy — 6.3%
3,390	Cheniere Energy, Inc. *	94,106
1,280	Core Laboratories N.V.	194,125
1,640	CVR Energy, Inc.	77,736
3,580	Marathon Petroleum Corp.	254,395
4,730	Targa Resources Corp.	304,281
4,673	Valero Energy Corp.	162,480

		1,087,123

	Financials — 6.6%
2,020	Berkshire Hathaway, Inc., Class B *	226,078
730	BlackRock, Inc.	187,501

Shares		Value

	Financials — (continued)
9,920	Blackstone Group LP	$208,915
1,270	Franklin Resources, Inc.	172,745
4,010	Raymond James Financial, Inc.	172,350
2,220	T. Rowe Price Group, Inc.	162,393

		1,129,982

	Health Care — 18.8%
2,230	Biogen Idec, Inc. *	479,896
6,350	Bristol-Myers Squibb Co.	283,781
1,910	Cerner Corp. *	183,532
7,900	Gilead Sciences, Inc. *	404,559
4,510	HCA Holdings, Inc. *	162,631
3,200	Illumina, Inc. (a) *	239,488
11,400	Medicines Co./The *	350,664
5,155	Merck & Co., Inc.	239,450
4,920	Thermo Fisher Scientific, Inc.	416,380
5,410	Valeant Pharmaceuticals International, Inc. *	465,693

		3,226,074

	Industrials — 7.6%
852	3M Co.	93,166
6,420	Air Lease Corp.	177,128
8,200	Avis Budget Group, Inc. *	235,750
2,440	Fortune Brands Home & Security, Inc.	94,526
9,920	Hertz Global Holdings, Inc. *	246,016
1,210	Honeywell International, Inc.	96,001
4,400	Masco Corp.	85,756
1,070	Union Pacific Corp.	165,080
410	W.W. Grainger, Inc.	103,394

		1,296,817

See Notes which are an integral part of the Financial Statements.

4

Huntington VA Growth Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Shares		Value

	Common Stocks — (continued)
	Information Technology — 29.6%
2,377	Apple, Inc.	$941,482
8,750	Cisco Systems, Inc.	212,713
11,190	eBay, Inc. *	578,747
2,680	FleetCor Technologies, Inc. *	217,884
990	Google, Inc., Class A *	871,566
13,936	Intel Corp.	337,530
3,040	LinkedIn Corp. *	542,032
5,409	OpenTable, Inc. (a) *	345,906
5,610	Oracle Corp.	172,339
2,240	Visa, Inc., Class A	409,360
13,914	Yahoo!, Inc. *	349,381
1,770	Zillow, Inc., Class A (a) *	99,651

		5,078,591

	Materials — 4.5%
4,070	International Paper Co.	180,342
4,270	Packaging Corp. of America	209,059
560	Sherwin-Williams Co./The	98,896
3,960	Silica Holdings, Inc. (a)	82,289
6,410	Worthington Industries, Inc.	203,261

		773,847

	Total Common Stocks (Cost $14,813,685)	16,563,507

Shares		Value

	Cash Equivalents — 3.6%
615,020	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	$615,020

	Total Cash Equivalents (Cost $615,020)	615,020

	Short-Term Securities Held as Collateral for Securities Lending — 3.6%
608,349	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (c)	608,349

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $608,349)	608,349

	Total Investments (Cost $16,037,054) — 103.8%	17,786,876

	Liabilities in Excess of Other Assets — (3.8)%	(644,839)

	Net Assets — 100.0%	$17,142,037

(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $592,898.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

See Notes which are an integral part of the Financial Statements.

5

Huntington VA Income Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2013

Asset Allocation	Percentage of Market Value
Energy	15.9%
Financials	15.1%
Information Technology	10.1%
Industrials	10.0%
Short-Term Securities Held as Collateral for Securities Lending	8.5%
Health Care	8.0%
Consumer Staples	7.1%
Real Estate Investment Trusts	6.5%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	4.1%
Telecommunication Services	3.2%
Cash[1]	1.1%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2013, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2013

Shares		Value

	Common Stocks — 98.7%
	Consumer Discretionary — 5.7%
7,100	Comcast Corp., Class A (a)	$297,348
18,900	Ford Motor Co. (a)	292,383
13,000	Shaw Communications, Inc., Class B (b)	312,390
8,900	Thomson Reuters Corp.	289,873

		1,191,994

	Consumer Staples — 7.8%
8,300	Altria Group, Inc.	290,417
8,400	ConAgra Foods, Inc.	293,412
5,900	General Mills, Inc.	286,327
3,000	Kimberly-Clark Corp.	291,420
4,300	Unilever PLC ADR	173,935
6,300	Walgreen Co. (a)	278,460

		1,613,971

	Energy — 17.4%
6,800	BP PLC ADR	283,832
2,800	Chevron Corp.	331,352
2,600	China Petroleum & Chemical Corp. ADR	237,900
5,500	ConocoPhillips	332,750
6,100	Eni SpA ADR (b)	250,344
5,600	Enterprise Products Partners LP (b)	348,040
1,600	Exxon Mobil Corp.	144,560
9,900	Marathon Oil Corp. (a)	342,342
3,200	Occidental Petroleum Corp.	285,536
4,300	Royal Dutch Shell PLC ADR	274,340
5,900	Total SA ADR	287,330

Shares		Value

	Energy — (continued)
5,700	TransCanada Corp.	$245,727
7,000	Valero Energy Corp. (a)	243,390

		3,607,443

	Financials — 16.5%
5,300	Aflac, Inc.	308,036
5,000	Bank of Montreal	290,150
4,600	Bank of Nova Scotia	246,330
14,400	Blackstone Group LP (a)	303,264
3,700	Canadian Imperial Bank of Commerce (b)	262,626
17,900	Fifth Third Bancorp	323,095
5,500	HSBC Holdings PLC ADR	285,450
6,400	JPMorgan Chase & Co.	337,856
4,700	Royal Bank of Canada	274,057
13,800	SLM Corp.	315,468
4,200	Travelers Cos., Inc./The	335,664
3,500	Wells Fargo & Co.	144,445

		3,426,441

	Health Care — 8.7%
6,500	AbbVie, Inc. (a)	268,710
5,500	AstraZeneca PLC ADR	260,150
4,600	Cardinal Health, Inc.	217,120
4,900	Eli Lilly & Co. (a)	240,688
5,800	GlaxoSmithKline PLC ADR	289,826
5,900	Merck & Co., Inc.	274,055
9,100	Pfizer, Inc.	254,891

		1,805,440

See Notes which are an integral part of the Financial Statements.

6

Huntington VA Income Equity Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Shares		Value

	Common Stocks — (continued)
	Industrials — 10.9%
1,600	3M Co.	$174,960
13,300	ABB Ltd. ADR (b)	288,078
3,400	Deere & Co.	276,250
4,700	Eaton Corp. PLC (a)	309,307
13,500	General Electric Co.	313,065
3,700	Honeywell International, Inc.	293,558
9,200	Koninklijke (Royal) Philips Electronics NV	250,148
8,700	Waste Management, Inc.	350,871

		2,256,237

	Information Technology — 11.0%
700	Apple, Inc. (a)	277,256
7,800	CA, Inc.	223,314
7,100	Canon, Inc. ADR	233,377
12,900	Cisco Systems, Inc.	313,599
14,500	Hewlett-Packard Co. (a)	359,600
12,900	Intel Corp.	312,438
7,600	Paychex, Inc. (b)	277,552
8,100	Texas Instruments, Inc.	282,447

		2,279,583

	Materials — 4.5%
3,600	Air Products & Chemicals, Inc.	329,652
8,100	Dow Chemical Co./The	260,577
5,200	Lyondellbasell Industries N.V. (a)	344,552

		934,781

	Real Estate Investment Trusts — 7.1%
6,300	HCP, Inc.	286,272
4,300	Health Care REIT, Inc.	288,229
11,800	Hospitality Properties Trust	310,104
13,600	Kimco Realty Corp.	291,448
12,200	Mack-Cali Realty Corp.	298,778

		1,474,831

	Telecommunication Services — 3.5%
7,000	AT&T, Inc.	247,800
4,900	Verizon Communications, Inc.	246,666
30,800	Windstream Corp. (b)	237,468

		731,934

Shares		Value

	Utilities — 5.6%
4,200	Entergy Corp.	$292,656
7,500	FirstEnergy Corp.	280,050
6,300	PG&E Corp.	288,099
9,600	PPL Corp.	290,496

		1,151,301

	Total Common Stocks (Cost $18,222,318)	20,473,956

	Cash Equivalents — 1.2%
252,736	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	252,736

	Total Cash Equivalents (Cost $252,736)	252,736

	Short-Term Securities Held as Collateral for Securities Lending — 9.3%
1,922,580	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (d)	1,922,580

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,922,580)	1,922,580

	Total Investments (Cost $20,397,634) — 109.2%	22,649,272

	Liabilities in Excess of Other Assets —(9.2)%	(1,905,255)

	Net Assets — 100.0%	$20,744,017

(a)	All or a portion of the security is held as collateral for written call options.

(b)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $1,892,164.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2013.

ADR	—American Depositary Receipt

See Notes which are an integral part of the Financial Statements.

7

Huntington VA International Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2013

Asset Allocation	Percentage of Market Value
United Kingdom	25.2%
Japan	15.7%
France	8.4%
Cash[1]	7.9%
Switzerland	7.9%
Germany	6.7%
Sweden	5.8%
United States	5.3%
Singapore	5.0%
Hong Kong	2.1%
Italy	1.9%
Australia	1.7%
Taiwan	1.7%
China	1.6%
Norway	1.2%
Denmark	1.0%
Spain	0.9%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2013, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments is broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2013

Shares		Value

	Common Stocks — 91.7%
	Australia — 1.7%
	Financials — 1.7%
26,000	Suncorp Group Ltd.	$283,407
10,000	Westpac Banking Corp.	264,094

		547,501

	China — 1.6%
	Information Technology — 1.6%
11,000	Qihoo 360 Technology/Co. Ltd. ADR *	507,870

	Denmark — 1.0%
	Health Care — 1.0%
2,100	Novo-Nordisk A/S ADR	325,437

	France — 8.3%
	Energy — 0.4%
2,400	Total SA	117,165

	Financials — 5.3%
38,509	AXA SA ADR	758,242
12,347	BNP Paribas	674,605
32,000	Credit Agricole SA*	275,035

		1,707,882

Shares		Value

	Health Care — 2.6%
6,000	Sanofi-Aventis ADR	$309,060
5,000	Sanofi-Aventis	518,191

		827,251

		2,652,298

	Germany — 6.6%
	Financials — 1.5%
3,400	Allianz SE	496,778

	Industrials — 3.7%
17,200	GEA Group AG	609,640
2,636	Siemens AG ADR	267,053
3,000	Siemens AG	303,222

		1,179,915

	Materials — 1.4%
5,100	BASF SE	455,598

		2,132,291

	Hong Kong — 2.1%
	Financials — 2.1%
79,800	Wharf (Holdings) Ltd./The	670,827

	Italy — 1.9%
	Energy — 1.9%
29,200	Eni SpA	599,774

See Notes which are an integral part of the Financial Statements.

8

Huntington VA International Equity Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Shares		Value

	Common Stocks — (continued)
	Japan — 15.7%
	Consumer Discretionary — 3.8%
18,110	Honda Motor Co. Ltd. ADR	$674,597
4,500	Toyota Motor Corp. ADR	542,970

		1,217,567

	Consumer Staples — 1.6%
6,000	Unicharm Corp.	339,366
3,700	Welcia Holdings Co. Ltd.	169,547

		508,913

	Financials — 2.6%
18,000	Mitsubishi Estate Co. Ltd.	479,286
7,700	Sumitomo Mitsui Financial Group, Inc.	353,229

		832,515

	Industrials — 4.2%
46,000	KUBOTA Corp.	671,553
12,500	Makita Corp.	675,505

		1,347,058

	Information Technology — 3.5%
1,870	KEYENCE Corp.	596,718
6,800	Murata Manufacturing Co. Ltd.	517,619

		1,114,337

		5,020,390

	Norway — 1.2%
	Materials — 1.2%
96,000	Norsk Hydro ASA	383,089

	Singapore — 5.0%
	Financials — 1.8%
46,600	DBS Group Holdings Ltd.	569,830

	Industrials — 1.5%
60,300	Keppel Corp Ltd.	494,742

	Real Estate Investment Trusts — 0.0%
12,060	Keppel REIT	12,321

	Telecommunication Services — 1.7%
17,805	Singapore Telecommunications Ltd. ADR	528,808

		1,605,701

	Spain — 0.9%
	Financials — 0.9%
43,234	Banco Santander SA ADR	279,724

	Sweden — 5.8%
	Consumer Discretionary — 1.7%
16,600	Hennes & Mauritz AB	545,553

	Industrials — 1.9%
46,300	Volvo AB	619,975

	Materials — 2.2%
27,700	Svenska Cellulosa AB (SCA)	695,154

		1,860,682

Shares		Value

	Switzerland — 7.8%
	Financials — 1.6%
5,600	ACE Ltd.	$501,088

	Health Care — 4.3%
9,000	Novartis AG	639,311
10,590	Novartis AG ADR	748,819

		1,388,130

	Materials — 1.9%
8,030	Syngenta AG ADR	625,216

		2,514,434

	Taiwan — 1.7%
	Information Technology — 1.7%
29,077	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	532,691

	United Kingdom — 25.1%
	Consumer Discretionary — 2.5%
68,000	Greene King PLC	801,582

	Consumer Staples — 6.7%
5,300	Diageo PLC ADR	609,235
4,600	Reckitt Benckiser Group PLC	325,208
118,400	Tesco PLC	596,817
15,300	Unilever PLC	619,493

		2,150,753

	Financials — 5.7%
190,000	Barclays PLC	804,708
10,000	HSBC Holdings PLC ADR	519,000
23,000	Standard Chartered PLC	499,217

		1,822,925

	Health Care — 2.9%
6,200	AstraZeneca PLC ADR	293,260
12,645	GlaxoSmithKline PLC ADR	631,871

		925,131

	Industrials — 2.2%
41,900	Rolls-Royce Holdings PLC *	722,710

	Telecommunication Services — 3.3%
107,000	BT Group PLC	503,223
194,000	Vodafone Group PLC	554,307

		1,057,530

	Utilities — 1.8%
8,514	SSE PLC ADR	197,610
16,100	SSE PLC	372,961

		570,571

		8,051,202

	United States — 5.3%
	Energy — 2.6%
5,500	Apache Corp.	461,065
5,080	Schlumberger Ltd.	364,033

		825,098

See Notes which are an integral part of the Financial Statements.

9

Huntington VA International Equity Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Shares		Value
	Financials — 1.5%
10,000	Citigroup, Inc.	$479,700

	Information Technology — 1.2%
700	MasterCard, Inc., Class A	402,150

		1,706,948

	Total Common Stocks (Cost $24,664,596)	29,390,859

	Cash Equivalents — 7.9%
2,532,948	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (a) (b)	2,532,948

	Total Cash Equivalents (Cost $2,532,948)	2,532,948

	Total Investments (Cost $27,197,544) — 99.6%	31,923,807

	Other Assets in Excess of Liabilities — 0.4%	128,167

	Net Assets — 100.0%	$32,051,974

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

ADR	—American Depositary Receipt

See Notes which are an integral part of the Financial Statements.

10

Huntington VA Mid Corp America Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2013

Asset Allocation	Percentage of Market Value
Information Technology	18.9%
Health Care	15.6%
Industrials	13.9%
Financials	13.9%
Consumer Discretionary	8.5%
Real Estate Investment Trusts	6.4%
Energy	6.3%
Materials	5.0%
Short-Term Securities Held as Collateral for Securities Lending	4.7%
Consumer Staples	3.3%
Utilities	3.0%
Telecommunication Services	0.4%
Cash[1]	0.1%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2013, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2013

Shares		Value

	Common Stocks — 100.0%
	Consumer Discretionary — 8.9%
1,210	Advance Auto Parts, Inc.	$98,216
4,420	Bob Evans Farms, Inc.	207,652
3,900	BorgWarner, Inc. *	335,985
6,440	D.R. Horton, Inc.	137,043
7,060	Iconix Brand Group, Inc. *	207,635
4,530	Kohl’s Corp.	228,810
7,668	Nordstrom, Inc.	459,620
4,320	PetSmart, Inc.	289,397
5,490	Ross Stores, Inc.	355,807

		2,320,165

	Consumer Staples — 3.5%
4,800	Church & Dwight Co., Inc.	296,208
4,570	Constellation Brands, Inc., Class A *	238,188
8,100	Dr. Pepper Snapple Group, Inc.	372,033

		906,429

	Energy — 6.6%
9,328	Chesapeake Energy Corp. (a)	190,105
5,680	Helmerich & Payne, Inc.	354,716
5,000	Murphy Oil Corp.	304,450
6,028	Noble Energy, Inc.	361,921
5,930	Oceaneering International, Inc.	428,146
1,993	Unit Corp. *	84,862

		1,724,200

	Financials — 14.6%
14,740	Brown & Brown, Inc.	475,218
4,840	Community Bank System, Inc.	149,314

Shares		Value

	Financials — (continued)
4,740	Cullen/Frost Bankers, Inc. (a)	$316,490
8,950	Discover Financial Services	426,378
780	Everest Re Group Ltd.	100,043
25,920	First Niagara Financial Group, Inc.	261,014
3,800	Invesco Ltd.	120,840
1,700	Jones Lang LaSalle, Inc.	154,938
5,600	Montpelier Re Holdings Ltd.	140,056
7,940	Principal Financial Group, Inc.	297,353
5,930	Prosperity Bancshares, Inc.	307,115
1,950	T. Rowe Price Group, Inc.	142,642
8,060	Torchmark Corp.	525,028
13,228	Unum Group	388,506

		3,804,935

	Health Care — 16.4%
6,820	Actavis, Inc. *	860,820
9,920	AmerisourceBergen Corp.	553,834
7,030	Cepheid, Inc. (a) *	241,973
2,540	Computer Programs & Systems, Inc.	124,816
10,856	Life Technologies Corp. *	803,453
21,100	Mylan, Inc. *	654,733
2,800	Quest Diagnostics, Inc.	169,764
9,510	St. Jude Medical, Inc.	433,941
4,983	Thermo Fisher Scientific, Inc.	421,711

		4,265,045

	Industrials — 14.6%
1,775	Alliant Techsystems, Inc.	146,136
10,280	Babcock & Wilcox Co./The	308,708
5,300	CNH Global NV *	220,798

See Notes which are an integral part of the Financial Statements.

11

Huntington VA Mid Corp America Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Shares		Value

	Common Stocks — (continued)
	Industrials — (continued)
2,800	Elbit Systems Ltd.	$117,824
1,650	Flowserve Corp.	89,116
11,340	Jacobs Engineering Group, Inc. *	625,174
9,400	John Bean Technologies Corp.	197,494
10,418	Kennametal, Inc.	404,531
3,020	Rockwell Automation, Inc.	251,083
11,270	Rollins, Inc.	291,893
3,700	Ryder System, Inc.	224,923
2,010	Stericycle, Inc. *	221,964
9,640	Timken Co.	542,539
1,800	UniFirst Corp.	164,250

		3,806,433

	Information Technology — 19.9%
10,920	Autodesk, Inc. *	370,625
6,470	BMC Software, Inc. *	292,056
5,460	Broadcom Corp., Class A	184,330
7,110	Citrix Systems, Inc. *	428,946
9,400	CTS Corp.	128,216
5,805	Fidelity National Information Services, Inc.	248,686
2,500	Fiserv, Inc. *	218,525
1,810	FleetCor Technologies, Inc. *	147,153
12,582	FLIR Systems, Inc.	339,336
5,800	Harris Corp.	285,650
4,830	j2 Global, Inc. (a)	205,323
4,550	Molex, Inc.	133,497
5,448	NCR Corp. *	179,729
3,100	NetApp, Inc.	117,118
8,700	NVIDIA Corp.	122,061
19,720	ON Semiconductor Corp. *	159,338
7,690	Paychex, Inc. (a)	280,839
4,560	Progress Software Corp. *	104,926
4,700	Seagate Technology PLC	210,701
9,400	Synopsys, Inc. *	336,050
3,600	Syntel, Inc. *	226,332
8,868	Teradata Corp. *	445,440

		5,164,877

	Materials — 5.3%
5,950	Albemarle Corp.	370,625
3,200	AptarGroup, Inc.	176,672
2,100	Ball Corp.	87,234
9,500	FMC Corp.	580,070
1,700	Silver Wheaton Corp.	33,439
3,500	Sonoco Products Co.	120,995

		1,369,035

	Real Estate Investment Trusts — 6.7%
4,660	EPR Properties (a)	234,258
1,600	Federal Realty Investment Trust	165,888
3,970	Highwoods Properties, Inc.	141,372

Shares		Value

	Real Estate Investment Trusts — (continued)
2,100	Home Properties, Inc.	$137,277
18,400	Medical Properties Trust, Inc.	263,488
2,300	Mid-America Apartment Communities, Inc.	155,871
2,940	PS Business Parks, Inc.	212,180
4,000	Rayonier, Inc.	221,560
3,240	Sovran Self Storage, Inc.	209,920

		1,741,814

	Telecommunication Services — 0.4%
3,200	TELUS Corp.	93,408

	Utilities — 3.1%
11,240	CMS Energy Corp.	305,391
1,240	DTE Energy Co.	83,092
2,500	New Jersey Resources Corp.	103,825
5,900	Portland General Electric Co.	180,481
4,560	Xcel Energy, Inc.	129,230

		802,019

	Total Common Stocks (Cost $16,399,081)	25,998,360

	Cash Equivalents — 0.1%
36,806	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	36,806

	Total Cash Equivalents (Cost $36,806)	36,806

	Short-Term Securities Held as Collateral for Securities Lending — 4.9%
1,284,978	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (c)	1,284,978

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,284,978)	1,284,978

	Total Investments (Cost $17,720,865) — 105.0%	27,320,144

	Liabilities in Excess of Other Assets — (5.0)%	(1,310,635)

	Net Assets — 100.0%	$26,009,509

(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $1,256,524.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

See Notes which are an integral part of the Financial Statements.

12

Huntington VA Real Strategies Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2013

Asset Allocation	Percentage of Market Value
Energy	32.9%
Short-Term Securities Held as Collateral for Securities Lending	18.2%
Industrials	15.1%
Materials	12.4%
Real Estate Investments	5.5%
Cash[1]	5.4%
Exchange-Traded Funds	5.4%
Closed-End Fund	2.0%
Consumer Staples	2.0%
Exchange-Traded Notes	1.1%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2013, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2013

Shares		Value

	Common Stocks — 76.3%
	Consumer Staples — 2.4%
1,260	Bunge Ltd.	$89,170

	Energy — 40.3%
7,400	Adaro Energy Tbk PT	29,600
2,400	Cameco Corp. (a)	49,584
2,300	Canadian Natural Resources Ltd.	64,998
3,500	Canadian Oil Sands Ltd.	64,971
3,000	Cheniere Energy, Inc. *	83,280
3,870	Chesapeake Energy Corp. (a)	78,871
3,200	Cosan Ltd.	51,712
1,230	Enbridge, Inc.	51,746
2,980	EnCana Corp.	50,481
1,770	Enterprise Products Partners LP (a)	110,005
1,700	Halliburton Co.	70,924
1,100	Helmerich & Payne, Inc.	68,695
1,389	Kinder Morgan, Inc.	52,993
1,600	Magellan Midstream Partners LP (a)	87,200
4,100	Natural Resource Partners LP (a)	84,337
1,600	Sasol Ltd. ADR	69,296
1,000	Schlumberger Ltd.	71,660
2,500	Spectra Energy Corp.	86,150
2,986	Statoil ASA ADR	61,780
2,300	Suncor Energy, Inc.	67,827
1,600	Tenaris SA ADR (a)	64,432
1,100	Transocean Ltd.	52,745

		1,473,287

	Industrials — 18.4%
1,110	AGCO Corp.	55,711
900	Caterpillar, Inc.	74,241
2,150	Chicago Bridge & Iron Co. NV	128,269
880	Deere & Co.	71,500

Shares		Value

	Industrials — (continued)
1,510	GATX Corp.	$71,619
3,110	Harsco Corp.	72,121
1,300	Joy Global, Inc.	63,089
440	Lindsay Corp.	32,991
3,500	Primoris Services Corp.	69,020
250	Valmont Industries, Inc.	35,773

		674,334

	Materials — 15.2%
750	Agrium, Inc. (a)	65,220
1,800	Barrick Gold Corp.	28,332
600	BHP Billiton Ltd. ADR (a)	34,596
1,200	Freeport-McMoRan Copper & Gold, Inc. (b)	33,132
2,600	Olin Corp.	62,192
690	Praxair, Inc.	79,460
1,280	Rio Tinto PLC ADR (a)	52,582
4,100	Stillwater Mining Co. *	44,034
800	Syngenta AG ADR	62,288
300	Terra Nitrogen Co. LP (a)	64,197
2,200	Vale SA ADR (a)	28,930

		554,963

	Total Common Stocks (Cost $2,812,434)	2,791,754

	Exchange-Traded Funds — 6.6%
4,870	iShares Silver Trust (a) *	92,384
3,200	Market Vectors Junior Gold Miners Fund ETF	29,312
1,400	Market Vectors Oil Services ETF (a)	59,892
2,400	PowerShares DB Agriculture Fund *	59,784

	Total Exchange-Traded Funds (Cost $361,276)	241,372

See Notes which are an integral part of the Financial Statements.

13

Huntington VA Real Strategies Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Shares		Value

	Real Estate Investments (c) (d) (e) — 6.7%
	Discount Retail Portfolio II DST	$48,329
	Grocery & Pharmacy DST	52,582
	New York Power DST	45,382
	Scotts Gahanna LLC (f)	53,597
	Winston-Salem DST	45,213

	Total Real Estate Investments (Cost $256,000)	245,103

	Closed-End Fund — 2.5%
6,740	Central Fund of Canada Ltd., Class A	91,664

	Total Closed-End Fund (Cost $107,538)	91,664

	Exchange-Traded Notes — 1.3%
1,800	iPath Dow Jones-UBS Livestock Sub-Index Total Return ETN *	48,834

	Total Exchange-Traded Notes (Cost $51,656)	48,834

	Cash Equivalents — 6.6%
242,351	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (f) (g)	242,351

	Total Cash Equivalents (Cost $242,351)	242,351

Shares		Value

	Short-Term Securities Held as Collateral for Securities Lending — 22.3%
815,606	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (g)	$815,606

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $815,606)	815,606

	Total Investments (Cost $4,646,861) — 122.3%	4,476,684

	Liabilities in Excess of Other Assets — (22.3)%	(815,616)

	Net Assets — 100.0%	$3,661,068

(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $804,461.

(b)	All or a portion of the security is held as collateral for written call options.

(c)	Illiquid security.

(d)	Security is currently being valued according to the fair value procedures approved by the Pricing Committee.

(e)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.

(f)	Investment in affiliate.

(g)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

ADR	— American Depositary Receipt
DST	— Delaware Statutory Trust
ETF	— Exchange-Traded Fund
ETN	— Exchange-Traded Note

See Notes which are an integral part of the Financial Statements.

14

Huntington VA Rotating Markets Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2013

Asset Allocation	Percentage of Market Value
Industrials	17.6%
Information Technology	13.3%
Consumer Discretionary	12.0%
Financials	11.7%
Health Care	10.1%
Real Estate Investment Trusts	9.2%
Materials	7.2%
Energy	5.6%
Utilities	4.5%
Consumer Staples	3.8%
Short-Term Securities Held as Collateral for Securities Lending	2.3%
Cash[1]	1.3%
Exchange-Traded Funds	0.7%
Telecommunication Services	0.7%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2013, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2013

Shares		Value

	Common Stocks — 98.0%
	Consumer Discretionary — 12.3%
600	Aaron’s, Inc.	$16,806
400	Advance Auto Parts, Inc.	32,468
1,000	American Eagle Outfitters, Inc.	18,260
1,000	Chico’s FAS, Inc.	17,060
600	Cinemark Holdings, Inc.	16,752
600	Dick’s Sporting Goods, Inc.	30,036
800	Foot Locker, Inc.	28,104
900	Gentex Corp.	20,745
600	Hanesbrands, Inc.	30,852
600	Jarden Corp. *	26,250
400	John Wiley & Sons, Inc., Class A	16,036
400	Lamar Advertising Co., Class A *	17,360
800	Life Time Fitness, Inc. *	40,088
1,500	LKQ Corp. *	38,625
300	Mohawk Industries, Inc. *	33,747
200	Panera Bread Co., Class A *	37,188
400	Polaris Industries, Inc.	38,000
454	PVH Corp.	56,773
87	Sears Canada, Inc. *	860
1,300	Service Corp. International	23,439
500	Signet Jewelers Ltd.	33,715
600	Sotheby’s	22,746
800	Toll Brothers, Inc. *	26,104
300	Tractor Supply Co.	35,283
300	Tupperware Brands Corp.	23,307
500	Under Armour, Inc., Class A *	29,855
600	Williams-Sonoma, Inc.	33,534

		743,993

Shares		Value

	Consumer Staples — 3.9%
600	Church & Dwight Co., Inc.	$37,026
400	Energizer Holdings, Inc.	40,204
975	Green Mountain Coffee Roasters, Inc. (a) *	73,183
700	Hillshire Brands Co.	23,156
400	Ingredion, Inc.	26,248
1,000	Smithfield Foods, Inc. *	32,750

		232,567

	Energy — 5.7%
500	Cimarex Energy Co.	32,495
400	Dresser-Rand Group, Inc. *	23,992
300	Dril-Quip, Inc. *	27,087
500	Energen Corp.	26,130
1,000	HollyFrontier Corp.	42,780
600	Oceaneering International, Inc.	43,320
400	Oil States International, Inc. *	37,056
1,000	Patterson-UTI Energy, Inc.	19,355
400	Rosetta Resources, Inc. *	17,008
400	SM Energy Co. *	23,992
1,000	Superior Energy Services, Inc. *	25,940
600	World Fuel Services Corp.	23,988

		343,143

	Financials — 12.0%
300	Affiliated Managers Group, Inc. *	49,182
100	Alleghany Corp. *	38,331
500	Arthur J Gallagher & Co.	21,845
600	Brown & Brown, Inc.	19,344
500	CBOE Holdings, Inc.	23,320
400	City National Corp.	25,348

See Notes which are an integral part of the Financial Statements.

15

Huntington VA Rotating Markets Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Shares		Value

	Common Stocks — (continued)
	Financials — (continued)
500	Commerce Bancshares, Inc.	$21,780
600	Eaton Vance Corp.	22,554
300	Everest Re Group Ltd.	38,478
700	Federated Investors, Inc., Class B (a)	19,187
1,100	Fidelity National Financial, Inc., Class A	26,191
2,500	First Niagara Financial Group, Inc.	25,175
1,800	Fulton Financial Corp.	20,664
700	Hancock Holding Co.	21,049
500	HCC Insurance Holdings, Inc.	21,555
200	Jones Lang LaSalle, Inc.	18,228
800	Kemper Corp.	27,400
800	MSCI, Inc., Class A *	26,616
1,400	Old Republic International Corp.	18,018
2,300	Protective Life Corp.	88,343
600	Raymond James Financial, Inc.	25,788
400	Reinsurance Group of America, Inc.	27,644
700	SEI Investments Co.	19,901
1,200	TCF Financial Corp.	17,016
1,800	Valley National Bancorp (a)	17,046
500	Waddell & Reed Financial, Inc., Class A	21,750
500	WR Berkley Corp.	20,430

		722,183

	Health Care — 10.4%
500	Community Health Systems, Inc. *	23,440
300	Cooper Cos., Inc./The	35,715
300	Covance, Inc. *	22,842
800	Endo Pharmaceuticals Holdings, Inc. *	29,432
1,600	Health Management Associates, Inc. *	25,152
475	Henry Schein, Inc. *	45,481
600	Hill-Rom Holdings, Inc.	20,208
600	HMS Holdings Corp. *	13,980
1,600	Hologic, Inc. *	30,880
300	IDEXX Laboratories, Inc. *	26,934
200	Mednax, Inc. *	18,316
200	Mettler-Toledo International, Inc. *	40,240
500	Omnicare, Inc.	23,855
400	Regeneron Pharmaceuticals, Inc. *	89,952
700	ResMed, Inc. (a)	31,591
300	Techne Corp.	20,724
400	Universal Health Services, Inc., Class B	26,784
1,035	Vertex Pharmaceuticals, Inc. *	82,665
300	WellCare Health Plans, Inc. *	16,665

		624,856

	Industrials — 18.0%
700	AECOM Technology Corp. *	22,253
600	AGCO Corp.	30,114
400	Alaska Air Group, Inc. *	20,800
1,100	AMETEK, Inc.	46,530
600	BE Aerospace, Inc. *	37,848
300	Carlisle Cos., Inc.	18,693

Shares		Value

	Industrials — (continued)
51	Chicago Bridge & Iron Co. NV	$3,043
400	Clean Harbors, Inc. *	20,212
500	Copart, Inc. *	15,400
586	Corrections Corp. of America	19,848
300	Crane Co.	17,976
700	Donaldson Co., Inc.	24,962
300	Esterline Technologies Corp. *	21,687
800	Fortune Brands Home & Security, Inc.	30,992
300	Gardner Denver, Inc.	22,554
500	GATX Corp.	23,715
500	General Cable Corp.	15,375
300	Genesee & Wyoming, Inc., Class A *	25,452
400	Graco, Inc.	25,284
300	Hubbell, Inc., Class B	29,700
500	IDEX Corp.	26,905
500	JB Hunt Transport Services, Inc.	36,120
600	Kansas City Southern	63,576
800	KBR, Inc.	26,000
500	Kennametal, Inc.	19,415
400	Kirby Corp. *	31,816
300	Lennox International, Inc.	19,362
400	Lincoln Electric Holdings, Inc.	22,908
500	Manpower, Inc.	27,400
300	MSC Industrial Direct Co., Inc., Class A	23,238
300	Nordson Corp.	20,793
500	Oshkosh Corp. *	18,985
200	Regal-Beloit Corp.	12,968
400	SPX Corp.	28,792
600	Terex Corp. *	15,780
400	Timken Co.	22,512
500	Towers Watson & Co., Class A	40,970
600	Trinity Industries, Inc.	23,064
300	Triumph Group, Inc.	23,745
500	United Rentals, Inc. *	24,955
400	URS Corp.	18,888
100	Valmont Industries, Inc.	14,309
600	Wabtec Corp.	32,058
500	Woodward, Inc.	20,000

		1,086,997

	Information Technology — 13.6%
300	Alliance Data Systems Corp. *	54,309
500	ANSYS, Inc. *	36,550
900	Arrow Electronics, Inc. *	35,865
2,700	Atmel Corp. *	19,845
900	Avnet, Inc. *	30,240
1,500	Cadence Design Systems, Inc. *	21,720
1,500	Compuware Corp.	15,525
300	Concur Technologies, Inc. (a) *	24,414
700	Cree, Inc. *	44,702
200	Equinix, Inc. *	36,944
300	Factset Research Systems, Inc.	30,582
500	Gartner, Inc. *	28,495
500	Global Payments, Inc.	23,160
600	Informatica Corp. *	20,988
1,600	Ingram Micro, Inc., Class A *	30,384
400	Jack Henry & Associates, Inc.	18,852

See Notes which are an integral part of the Financial Statements.

16

Huntington VA Rotating Markets Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Shares		Value

	Common Stocks — (continued)
	Information Technology — (continued)
600	MICROS Systems, Inc. *	$25,890
900	National Instruments Corp.	25,146
900	NCR Corp. *	29,691
800	PTC, Inc. *	19,624
500	Rackspace Hosting, Inc. *	18,945
1,000	Riverbed Technology, Inc. *	15,560
700	Semtech Corp. *	24,521
1,100	Skyworks Solutions, Inc. *	24,079
300	SolarWinds, Inc. *	11,643
400	Solera Holdings, Inc.	22,260
900	Synopsys, Inc. *	32,175
400	Tech Data Corp. *	18,836
1,000	TIBCO Software, Inc. *	21,400
1,200	Trimble Navigation Ltd. *	31,212
600	VeriFone Systems, Inc. *	10,086
400	Zebra Technologies Corp., Class A *	17,376

		821,019

	Materials — 7.4%
500	Albemarle Corp.	31,145
500	AptarGroup, Inc.	27,605
500	Ashland, Inc.	41,750
500	Carpenter Technology Corp.	22,535
1,000	Commercial Metals Co.	14,770
300	Cytec Industries, Inc.	21,975
300	Domtar Corp.	19,950
5	Freeport-McMoRan Copper & Gold, Inc.	138
300	Martin Marietta Materials, Inc.	29,526
100	NewMarket Corp.	26,256
500	Packaging Corp. of America	24,480
400	Reliance Steel & Aluminum Co.	26,224
400	Rock-Tenn Co., Class A	39,952
300	Royal Gold, Inc.	12,624
600	RPM International, Inc.	19,164
500	Sensient Technologies Corp.	20,235
600	Sonoco Products Co.	20,742
1,400	Steel Dynamics, Inc.	20,874
400	Valspar Corp.	25,868

		445,813

	Real Estate Investment Trusts — 9.4%
400	Alexandria Real Estate Equities, Inc.	26,288
600	American Campus Communities, Inc.	24,396
3,300	BioMed Realty Trust, Inc.	66,759
300	Camden Property Trust	20,742
2,000	Duke Realty Corp.	31,180
200	Essex Property Trust, Inc.	31,784
500	Extra Space Storage, Inc.	20,965
400	Federal Realty Investment Trust	41,472
300	Home Properties, Inc.	19,611
700	Hospitality Properties Trust	18,396
600	Liberty Property Trust	22,176
500	Macerich Co./The	30,485
700	Rayonier, Inc.	38,773
1,000	Realty Income Corp.	41,920
500	Regency Centers Corp.	25,405

Shares		Value

800	Senior Housing Properties Trust	$20,744
300	Taubman Centers, Inc.	22,545
1,700	UDR, Inc.	43,333
600	Weingarten Realty Investors (a)	18,462

		565,436

	Telecommunication Services — 0.7%
800	Telephone & Data Systems, Inc.	19,720
900	TW Telecom, Inc. *	25,326

		45,046

	Utilities — 4.6%
700	Aqua America, Inc.	21,903
500	Atmos Energy Corp.	20,530
400	Black Hills Corp.	19,500
400	IDACORP, Inc.	19,104
500	National Fuel Gas Co.	28,975
1,300	NV Energy, Inc.	30,498
500	OGE Energy Corp.	34,100
1,000	Questar Corp.	23,850
600	UGI Corp.	23,466
900	Vectren Corp.	30,447
800	Westar Energy, Inc.	25,568

		277,941

	Total Common Stocks (Cost $5,642,263)	5,908,994

	Exchange-Traded Funds — 0.8%
220	SPDR S&P MidCap 400 ETF Trust	46,284

	Total Exchange-Traded Funds (Cost $44,147)	46,284

	Cash Equivalents —1.3%
77,319	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	77,319

	Total Cash Equivalents (Cost $77,319)	77,319

	Short-Term Securities Held as Collateral for Securities Lending — 2.4%
143,255	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (c)	143,255

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $143,255)	143,255

	Total Investments (Cost $5,906,984) — 102.5%	6,175,852

	Liabilities in Excess of Other Assets — (2.5)%	(147,909)

	Net Assets — 100.0%	$6,027,943

(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $140,579.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

See Notes which are an integral part of the Financial Statements.

17

Huntington VA Situs Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2013

Asset Allocation	Percentage of Market Value
Information Technology	19.7%
Industrials	14.4%
Consumer Discretionary	12.4%
Financials	12.0%
Short-Term Securities Held as Collateral for Securities Lending	11.2%
Materials	10.4%
Health Care	9.7%
Consumer Staples	2.7%
Energy	2.5%
Cash[1]	2.4%
Utilities	1.2%
Real Estate Investment Trusts	1.0%
Telecommunication Services	0.2%
Exchange-Traded Funds	0.2%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2013, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2013

Shares		Value

	Common Stocks — 97.1%
	Bermuda — 1.7%
	Financials — 1.7%
17,750	Arch Capital Group Ltd. *	$912,527

	Brazil — 0.1%
	Consumer Staples — 0.1%
1,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	45,460

	Chile — 0.1%
	Materials — 0.1%
800	Sociedad Quimica y Minera de Chile SA ADR	32,320

	Finland — 0.7%
	Industrials — 0.7%
2,000	Cargotec Oyj	53,524
4,200	Kone Oyj	333,759

		387,283

	Germany — 0.1%
	Health Care — 0.1%
1,900	Stada Arzneimittel AG (a)	81,787

	Hong Kong — 0.2%
	Consumer Discretionary — 0.2%
13,000	Television Broadcasts Ltd.	89,337

	Ireland — 0.3%
	Consumer Staples — 0.3%
3,500	Kerry Group PLC	193,166

	Japan — 0.5%
	Consumer Discretionary — 0.2%
2,000	Honda Motor Co. Ltd. ADR	74,500

Shares		Value

	Japan — (continued)
	Industrials — 0.1%
3,500	Sato Corp.	$65,317

	Information Technology — 0.2%
14,800	Furuno Electric Co. Ltd.	111,315

		251,132

	Sweden — 0.1%
	Consumer Discretionary — 0.1%
4,800	Haldex AB	32,710

	Switzerland — 0.1%
	Consumer Discretionary — 0.1%
2,000	Garmin Ltd. (a)	72,320

	United Kingdom — 0.4%
	Industrials — 0.4%
4,800	Concentric AB	47,597
26,424	HALMA PLC	202,365

		249,962

	United States — 92.8%
	Consumer Discretionary — 13.5%
55,000	Cabela’s, Inc., Class A (b) *	3,561,800
2,500	Papa John’s International, Inc. *	163,425
2,000	Rent-A-Center, Inc.	75,100
25,000	Sonic Corp. *	364,000
17,000	Sturm Ruger & Co., Inc. (a) (b)	816,680
15,000	Tempur-Pedic International, Inc. *	658,500
10,000	Tractor Supply Co.	1,176,100
15,000	Urban Outfitters, Inc. *	603,300

		7,418,905

See Notes which are an integral part of the Financial Statements.

18

Huntington VA Situs Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Shares		Value

	Common Stocks (continued)
	United States — (continued)
	Consumer Staples — 2.6%
10,700	Darling International, Inc. *	$199,662
15,100	Fresh Del Monte Produce, Inc.	420,988
12,000	Sanderson Farms, Inc.	797,040

		1,417,690

	Energy — 2.8%
3,000	Atwood Oceanics, Inc. *	156,150
12,000	CARBO Ceramics, Inc. (a)	809,160
7,000	Denbury Resources, Inc. *	121,240
700	Dril-Quip, Inc. *	63,203
9,660	Halcon Resources Corp. (a) *	54,772
1,744	Helix Energy Solutions Group, Inc.*	40,182
5,000	SM Energy Co. *	299,900

		1,544,607

	Financials — 11.9%
29,000	Cullen/Frost Bankers, Inc. (a)	1,936,330
25,000	Evercore Partners, Inc.	982,000
1,200	EZCORP, Inc., Class A *	20,256
20,000	International Bancshares Corp.	451,600
35,000	Janus Capital Group, Inc.	297,850
15,000	Protective Life Corp.	576,150
45,000	Raymond James Financial, Inc. (b)	1,934,100
5,000	SCBT Financial Corp.	251,950
1,500	WSFS Financial Corp.	78,585

		6,528,821

	Health Care — 10.7%
10,000	Abaxis, Inc. *	475,100
30,000	AmSurg Corp. *	1,053,000
40,000	Arena Pharmaceuticals, Inc. (a) *	308,000
650	Bio-Rad Laboratories, Inc., Class A *	72,930
20,000	Cerner Corp. (b) *	1,921,800
15,000	Edwards LifeSciences Corp. *	1,008,000
3,000	Healthways, Inc. *	52,140
3,000	Kindred Healthcare, Inc. *	39,390
5,000	Merit Medical Systems, Inc. *	55,750
32,000	Myriad Genetics, Inc. *	859,840
7,000	Osiris Therapeutics, Inc. (a) *	70,490
1	PharMerica Corp. *	14

		5,916,454

	Industrials — 15.0%
1,000	American Superconductor Corp. *	2,640
5,000	BE Aerospace, Inc. *	315,400
20,000	EnPro Industries, Inc. *	1,015,200
51,000	Flowserve Corp.	2,754,510
20,000	Harsco Corp.	463,800
10,000	Lindsay Corp.	749,800
2,000	Mine Safety Appliances Co.	93,100
10,000	Quanta Services, Inc. *	264,600
1,000	Ryder System, Inc.	60,790
45,000	Trinity Industries, Inc. (b)	1,729,800
15,000	Watts Water Technologies, Inc., Class A	680,100
5,000	Werner Enterprises, Inc.	120,850

		8,250,590

Shares		Value

	United States — (continued)
	Information Technology — 22.0%
20,000	3D Systems Corp. (a) *	$878,000
13,000	ACI Worldwide, Inc. *	604,240
20,000	Anixter International, Inc. *	1,516,200
20,000	Cardtronics, Inc. *	552,000
25,000	Diodes, Inc. *	649,250
3,000	Exlservice Holdings, Inc. *	88,680
46,000	Geospace Technologies Corp. (b) *	3,177,680
3,000	Hutchinson Technology, Inc. *	14,190
45,000	Jabil Circuit, Inc.	917,100
25,000	Red Hat, Inc. *	1,195,500
8,000	ScanSource, Inc. *	256,000
56,000	Trimble Navigation Ltd. *	1,456,560
10,000	TriQuint Semiconductor, Inc. *	69,300
10,500	Tyler Technologies, Inc. *	719,775

		12,094,475

	Materials — 11.6%
10,000	Albemarle Corp.	622,900
20,500	Eagle Materials, Inc.	1,358,535
10,000	Eastman Chemical Co.	700,100
9,000	Owens-Illinois, Inc. *	250,110
20,000	Quaker Chemical Corp.	1,240,200
10,800	Scotts Miracle-Gro Co., Class A (a)	521,748
5,000	Terra Nitrogen Co. LP (a)	1,069,950
8,000	Texas Industries, Inc. (a) *	521,120
2,500	United States Lime & Minerals, Inc.*	130,625

		6,415,288

	Real Estate Investment Trusts — 1.1%
3,500	Camden Property Trust	241,990
1,064	CBL & Associates Properties, Inc.	22,791
8,500	Equity One, Inc.	192,355
5,000	Weingarten Realty Investors (a)	153,850

		610,986

	Telecommunication Services — 0.2%
15,000	General Communication, Inc., Class A *	117,450

	Utilities — 1.4%
1,000	AGL Resources, Inc.	42,860
5,000	Hawaiian Electric Industries, Inc.	126,550
10,000	Portland General Electric Co.	305,900
7,500	UGI Corp.	293,325

		768,635

		51,083,901

	Total Common Stocks (Cost $39,085,891)	53,431,905

	Exchange-Traded Funds — 0.2%
3,500	iShares FTSE China 25 Index Fund	113,820

	Total Exchange-Traded Funds (Cost $89,145)	113,820

See Notes which are an integral part of the Financial Statements.

19

Huntington VA Situs Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Shares		Value

	Cash Equivalents — 2.7%
1,482,949	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (c) (d)	$1,482,949

	Total Cash Equivalents (Cost $1,482,949)	1,482,949

	Short-Term Securities Held as Collateral for Securities Lending — 12.6%
6,948,068	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (d)	6,948,068

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $6,948,068)	6,948,068

Value

Total Investments (Cost $47,606,053) — 112.6%	$61,976,742

Liabilities in Excess of Other Assets — (12.6)%	(6,933,869)

Net Assets — 100.0%	$55,042,873

(a)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $6,764,794.

(b)	All or a portion of the security is held as collateral for written call options.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2013.

*	Non-income producing security.

ADR	—American Depositary Receipt

See Notes which are an integral part of the Financial Statements.

20

Huntington VA Mortgage Securities Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2013

Asset Allocation	Percentage of Market Value
U.S. Government Mortgage Backed Agencies	65.3%
U.S. Government Agencies	18.0%
Common Stocks	12.7%
Cash[1]	2.5%
Collateralized Mortgage Obligations	1.0%
Short-Term Securities Held as Collateral for Securities Lending	0.5%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2013, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (Unaudited)

June 30, 2013

Principal Amount		Value

	U.S. Government Mortgage Backed Agencies — 65.6%
	Federal Home Loan Mortgage Corporation — 14.8%
$3,439	Pool # B18052, 4.500%, 3/1/15	$3,666
9,500	Pool # J03237, 5.500%, 8/1/16	10,080
5,722	Pool # E96459, 5.000%, 5/1/18	6,048
40,180	Pool # J10396, 4.000%, 7/1/19	42,493
5,634	Pool # G18008, 4.500%, 9/1/19	5,927
2,996	Pool # G18015, 4.500%, 10/1/19	3,152
25,946	Pool # G12286, 5.000%, 7/1/21	27,792
22,362	Pool # G12297, 6.000%, 7/1/21	24,463
23,053	Pool # G12425, 5.500%, 10/1/21	24,960
38,746	Pool # E02402, 6.000%, 10/1/22	42,735
17,952	Pool # C90779, 5.000%, 1/1/24	19,159
6,695	Pool # C90837, 5.500%, 6/1/24	7,261
59,739	Pool # G13629, 4.500%, 8/1/24	62,977
56,817	Pool # J11053, 4.500%, 10/1/24	59,822
138,602	Pool # J11829, 4.000%, 3/1/25	147,400
66,879	Pool # E02696, 4.000%, 5/1/25	70,161
14,140	Pool # C91000, 6.000%, 11/1/26	15,379
138,920	Pool # D97248, 5.500%, 4/1/27	150,019
32,347	Pool # C91175, 5.000%, 5/1/28	34,522
78,156	Pool # C91251, 4.500%, 6/1/29	83,239
115,102	Pool # C91284, 4.500%, 1/1/30	121,852
142,539	Pool # C91296, 5.000%, 4/1/30	152,194
342,042	Pool # C91413, 3.500%, 12/1/31	352,356
222,376	Pool # C91441, 3.000%, 4/1/32	225,317
276,519	Pool # C91484, 3.000%, 8/1/32	280,223
20,308	Pool # 1G0865, 2.703%, 7/1/35 (a)	21,658
31,960	Pool # A55565, 6.000%, 12/1/36	34,711
35,926	Pool # G03498, 5.500%, 11/1/37	38,596
157,132	Pool # A93316, 4.500%, 8/1/40	165,603
156,618	Pool # A93936, 4.500%, 9/1/40	165,061
232,431	Pool # A94008, 4.000%, 9/1/40	241,845
195,675	Pool # G06784, 3.500%, 10/1/41	198,476

		2,839,147

Principal Amount		Value

	Federal National Mortgage Association — 39.8%
$ 71,021	Pool # 786729, 5.500%, 8/1/19	$76,671
287,946	Pool # MA0670, 3.500%, 3/1/21	301,061
272,799	Pool # MA0740, 3.500%, 5/1/21	285,733
35,882	Pool # 254501, 5.500%, 9/1/22	38,916
136,138	Pool # 962070, 4.000%, 3/1/23	143,938
55,122	Pool # 889255, 5.000%, 3/1/23	59,073
5,435	Pool # 254908, 5.000%, 9/1/23	5,846
3,522	Pool # 255360, 5.000%, 8/1/24	3,820
114,710	Pool # 935763, 4.000%, 11/1/24	122,847
176,716	Pool # 932438, 4.000%, 1/1/25	186,727
16,838	Pool # 255711, 5.500%, 4/1/25	18,444
10,581	Pool # 357771, 5.000%, 5/1/25	11,467
15,537	Pool # 255745, 5.500%, 5/1/25	17,015
29,553	Pool # 255834, 4.500%, 6/1/25	31,734
14,396	Pool # 255767, 5.500%, 6/1/25	15,771
10,279	Pool # 255808, 5.000%, 7/1/25	11,141
33,462	Pool # 255984, 4.500%, 11/1/25	35,844
15,390	Pool # 256116, 6.000%, 2/1/26	16,804
238,426	Pool # AL0238, 3.500%, 3/1/26	248,472
527,752	Pool # AH9631, 3.000%, 4/1/27	543,559
35,717	Pool # 257163, 5.000%, 4/1/28	38,641
88,345	Pool # 257237, 4.500%, 6/1/28	94,255
26,643	Pool # 257238, 5.000%, 6/1/28	28,828
85,800	Pool # MA0022, 4.500%, 4/1/29	91,415
76,755	Pool # MA0115, 4.500%, 7/1/29	81,324
221,390	Pool # MA0121, 4.000%, 7/1/29	231,949
162,110	Pool # AC1219, 4.500%, 8/1/29	175,521
73,200	Pool # MA0171, 4.500%, 9/1/29	77,584
180,437	Pool # MA0443, 5.000%, 5/1/30	196,002
109,614	Pool # MA0563, 4.000%, 11/1/30	114,317
186,027	Pool # MA0776, 4.500%, 6/1/31	199,162
143,572	Pool # MA0804, 4.000%, 7/1/31	149,917
217,982	Pool # MA0976, 3.500%, 2/1/32	224,728
434,030	Pool # AB4713, 3.000%, 3/1/32	438,504
195,606	Pool # MA1084, 3.500%, 6/1/32	201,485
485,565	Pool # MA1314, 2.500%, 1/1/33	472,653

See Notes which are an integral part of the Financial Statements.

21

Huntington VA Mortgage Securities Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Principal Amount or Shares		Value

	U.S. Government Mortgage Backed Agencies — (continued)
	Federal National Mortgage Association — (continued)
$ 7,017	Pool # 721540, 5.000%, 7/1/33	$7,591
43,720	Pool # 746683, 5.500%, 10/1/33	48,721
12,697	Pool # 786457, 5.392%, 7/1/34 (a)	13,617
7,912	Pool # 845573, 2.425%, 2/1/36 (a)	8,412
41,590	Pool # 745511, 5.000%, 4/1/36	44,696
23,605	Pool # 831487, 5.500%, 4/1/36	25,609
42,789	Pool # 868935, 5.500%, 5/1/36	46,422
19,294	Pool # 903812, 5.500%, 12/1/36	20,932
9,926	Pool # 907484, 6.000%, 1/1/37	10,787
156,686	Pool # AD7906, 5.000%, 7/1/40	170,034
291,705	Pool # AD7724, 5.000%, 7/1/40	315,669
295,457	Pool # AE4310, 4.000%, 9/1/40	307,952
144,878	Pool # AE0395, 4.500%, 10/1/40	154,001
146,481	Pool # AE7535, 4.000%, 10/1/40	152,676
159,757	Pool # AE4628, 4.500%, 10/1/40	169,264
142,182	Pool # AE8395, 4.000%, 11/1/40	148,195
309,380	Pool # AH6655, 4.000%, 2/1/41	322,463
288,170	Pool # AJ5469, 3.500%, 11/1/41	292,925
355,756	Pool # AB4106, 3.500%, 12/1/41	361,628

		7,612,762

	Government National Mortgage Association — 11.0%
7,306	Pool # 3590, 5.500%, 8/20/19	7,783
18,887	Pool # 3708, 5.500%, 5/20/20	20,159
28,897	Pool # 3741, 4.500%, 8/20/20	31,150
19,883	Pool # 683937, 6.000%, 2/15/23	21,811
112,776	Pool # 666057, 5.000%, 3/15/23	121,267
268,542	Pool # 741854, 4.000%, 5/15/25	286,072
134,177	Pool # 4886, 4.500%, 12/20/25	143,815
405,958	Pool # 5326, 3.000%, 3/20/27	420,831
266,080	Pool # 3457, 4.500%, 10/20/33	286,242
5,755	Pool # 3571, 6.500%, 6/20/34	6,476
68,889	Pool # 605653, 5.500%, 8/15/34	76,354
4,323	Pool # 3637, 5.500%, 11/20/34	4,771
112,518	Pool # 3689, 4.500%, 3/20/35	121,026
14,727	Pool # 3710, 5.000%, 5/20/35	16,087
10,091	Pool # 650348, 5.500%, 11/15/35	11,051
78,545	Pool # 676974, 5.500%, 5/15/38	85,608
158,721	Pool # 733602, 5.000%, 4/15/40	178,120
238,027	Pool # 4978, 4.500%, 3/20/41	256,561

		2,095,184

	Total U.S. Government Mortgage Backed Agencies (Cost $12,411,218)	12,547,093

	Common Stocks — 12.7%
	Real Estate Investment Trusts — 12.7%
1,553	Acadia Realty Trust	38,344
1,300	Alexandria Real Estate Equities, Inc.	85,436
2,500	American Campus Communities, Inc.	101,650

Shares or Principal Amount		Value

	Real Estate Investment Trusts — (continued)
500	Associated Estates Realty Corp.	$8,040
500	BioMed Realty Trust, Inc.	10,115
1,000	Boston Properties, Inc.	105,470
300	Brookfield Office Properties, Inc.	5,004
600	Colonial Properties Trust	14,472
1,200	Coresite Realty Corp.	38,172
700	CubeSmart	11,186
100	DDR Corp.	1,665
300	DiamondRock Hospitality Co.	2,796
1,500	Digital Realty Trust, Inc.	91,500
2,400	Douglas Emmett, Inc.	59,880
4,200	Duke Realty Corp.	65,478
900	DuPont Fabros Technology, Inc.	21,735
2,100	EastGroup Properties, Inc.	118,167
1,800	Equity Lifestyle Properties, Inc.	141,462
1,100	Equity Residential	63,866
800	Essex Property Trust, Inc.	127,136
700	Excel Trust, Inc.	8,967
300	Extra Space Storage, Inc.	12,579
300	Federal Realty Investment Trust	31,104
100	General Growth Properties, Inc.	1,987
1,400	HCP, Inc.	63,616
1,000	Health Care REIT, Inc.	67,030
1,900	Home Properties, Inc.	124,203
3,614	Host Hotels & Resorts, Inc.	60,968
1,100	Kimco Realty Corp.	23,573
1,500	Kite Realty Group Trust	9,045
2,500	LaSalle Hotel Properties	61,750
1,600	Macerich Co./The	97,552
1,100	National Retail Properties, Inc. (b)	37,840
1,400	Pennsylvania Real Estate Investment Trust	26,432
300	Post Properties, Inc.	14,847
946	ProLogis, Inc.	35,683
500	Public Storage, Inc.	76,665
400	Regency Centers Corp.	20,324
300	Retail Properties of America, Inc.	4,284
200	Sabra Health Care REIT, Inc.	5,222
1,100	Simon Property Group, Inc.	173,712
400	SL Green Realty Corp.	35,276
200	Sovran Self Storage, Inc.	12,958
1,900	Tanger Factory Outlet Centers, Inc.	63,574
816	UDR, Inc.	20,800
1,986	Ventas, Inc.	137,948
316	Vornado Realty Trust	26,181
2,300	Weingarten Realty Investors (b)	70,771
200	Westfield Group	2,092
200	Westfield Retail Trust	567

	Total Common Stocks (Cost $1,767,429)	2,439,124

	U.S. Government Agencies — 18.1%
	Federal Farm Credit Bank — 7.8%
$ 500,000	1.500%, 11/16/15	511,214

See Notes which are an integral part of the Financial Statements.

22

Huntington VA Mortgage Securities Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2013

Principal Amount		Value
	U.S. Government Agencies — (continued)
	Federal Farm Credit Bank — (continued)
$ 500,000	2.580%, 6/8/18	$520,329
500,000	1.950%, 7/19/22	463,644

		1,495,187

	Federal Home Loan Bank — 5.8%
300,000	0.375%, 6/24/16	296,849
500,000	3.125%, 12/8/17	536,647
250,000	4.125%, 12/13/19	276,945

		1,110,441

	Federal Home Loan Mortgage Corporation — 3.2%
600,000	0.450%, 11/24/15	598,633

	Federal National Mortgage Association — 1.3%
250,000	1.125%, 9/17/13	250,533

	Total U.S. Government Agencies (Cost $3,403,279)	3,454,794

	Collateralized Mortgage Obligations — 1.0%
	Federal Home Loan Bank — 0.1%
14,616	Series SK-2015, 5.140%, 8/18/15	15,462

	Federal Home Loan Mortgage Corporation — 0.8%
9,343	Series 2770, 4.000%, 1/15/18	9,439
141,930	Series 2784, 4.000%, 4/15/19	150,972

		160,411

	Federal National Mortgage Association — 0.1%
17,456	Series 1999-13, 6.000%, 4/25/29	19,533

	Total Collateralized Mortgage Obligations (Cost $184,582)	195,406

Shares		Value
	Cash Equivalents — 2.5%
475,810	Huntington U.S. Treasury Money Market Fund, Trust Shares 0.050% (c) (d)	$475,810

	Total Cash Equivalents (Cost $475,810)	475,810

	Short-Term Securities Held as Collateral for Securities Lending — 0.6%
104,842	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (d)	104,842

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $104,842)	104,842

	Total Investments (Cost $18,347,160) — 100.5%	19,217,069

	Liabilities in Excess of Other Assets — (0.5)%	(92,398)

	Net Assets — 100.0%	$19,124,671

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2013.

(b)	All or a portion of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $102,094.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2013.

See Notes which are an integral part of the Financial Statements.

23

Huntington Funds

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Huntington VA Balanced Fund	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund
Assets:
Investments, at cost	$37,277,588	$43,744,249	$16,037,054	$20,397,634

Investments, at value	$—	$45,386,436	$17,171,856	$22,396,536
Investments in affiliated securities, at value	43,479,451	623,301	615,020	252,736

Total investments	43,479,451	46,009,737	17,786,876	22,649,272
Cash	—	7,574	—	3,213
Income receivable	26,797	136,368	10,563	76,108
Receivable from Adviser	6,533	—	—	—
Tax reclaims receivable	—	1,017	—	1,895
Prepaid expenses and other assets	2,663	4,205	1,396	2,358

Total assets	43,515,444	46,158,901	17,798,835	22,732,846
Liabilities:
Payable for return of collateral on loaned securities	—	4,084,661	608,349	1,922,580
Options written, at value (premium received $-, $-, $- and $64,899)	—	—	—	25,702
Payable for shares redeemed	8,618	36,170	29,520	18,159
Accrued expenses and other payables:
Investment advisory fees	—	20,994	8,633	10,428
Administration fees	6,545	6,167	2,586	3,123
Custodian fees	827	2,063	805	866
Professional fees	4,685	1,680	1,831	2,202
Pricing fees	385	3,067	1,454	1,807
Printing and postage	5,104	—	2,071	2,313
Transfer and dividend disbursing agent fees and expenses	1,814	1,529	1,381	1,445
Compliance service fees	426	393	168	204

Total Liabilities	28,404	4,156,724	656,798	1,988,829

Net Assets	$43,487,040	$42,002,177	$17,142,037	$20,744,017

Net Assets consist of:
Paid in capital	$35,994,900	$43,014,705	$14,823,467	$20,528,279
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	6,201,863	2,265,488	1,749,822	2,290,825
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	231,172	(5,286,531)	406,350	(3,263,123)
Accumulated net investment income	1,059,105	2,008,515	162,398	1,188,036

Net Assets	$43,487,040	$42,002,177	$17,142,037	$20,744,017

Shares Outstanding (unlimited number of shares authorized, no par value)	2,889,909	3,520,987	1,890,359	1,956,105

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$15.05	$11.93	$9.07	$10.60

See Notes which are an integral part of the Financial Statements.

24

Huntington Funds

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Huntington VA International Equity Fund	Huntington VA Mid Corp America Fund	Huntington VA Real Strategies Fund	Huntington VA Rotating Markets Fund
Assets:
Investments, at cost	$27,197,544	$17,720,865	$4,646,861	$5,906,984

Investments, at value	$29,390,859	$27,283,338	$4,180,736	$6,098,533
Investments in affiliated securities, at value	2,532,948	36,806	295,948	77,319

Total investments	31,923,807	27,320,144	4,476,684	6,175,852
Cash	—	—	464	155
Foreign currencies, at value (Cost $27,539, $-, $- and $-)	27,444	—	—	—
Income receivable	69,889	29,563	5,650	6,345
Receivable for shares sold	34,139	—	—	—
Tax reclaims receivable	34,758	—	123	—
Prepaid expenses and other assets	1,082	1,520	847	848

Total assets	32,091,119	27,351,227	4,483,768	6,183,200
Liabilities:
Payable for return of collateral on loaned securities	—	1,284,978	815,606	143,255
Options written, at value (premium received $-, $-, $680 and $-)	—	—	60	—
Payable for shares redeemed	5,003	27,548	896	4,073
Accrued expenses and other payables:
Investment advisory fees	15,731	13,095	1,511	2,232
Administration fees	4,846	3,922	539	911
Custodian fees	904	1,147	176	275
Professional fees	3,251	2,701	684	621
Pricing fees	3,746	3,579	1,551	1,899
Printing and postage	3,195	3,061	440	720
Transfer and dividend disbursing agent fees and expenses	1,652	1,442	1,202	1,215
Compliance service fees	305	245	35	56
Other	512	—	—	—

Total Liabilities	39,145	1,341,718	822,700	155,257

Net Assets	$32,051,974	$26,009,509	$3,661,068	$6,027,943

Net Assets consist of:
Paid in capital	$30,158,536	$15,705,859	$3,579,157	$5,005,586
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	4,724,772	9,599,253	(169,557)	268,868
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(3,701,280)	399,866	173,423	697,687
Accumulated net investment income	869,946	304,531	78,045	55,802

Net Assets	$32,051,974	$26,009,509	$3,661,068	$6,027,943

Shares Outstanding (unlimited number of shares authorized, no par value)	2,169,464	1,225,900	438,696	450,707

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$14.77	$21.22	$8.35	$13.37

See Notes which are an integral part of the Financial Statements.

25

Huntington Funds

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund
Assets:
Investments, at cost	$47,606,053	$18,347,160

Investments, at value	$60,493,793	$18,741,259
Investments in affiliated securities, at value	1,482,949	475,810

Total investments	61,976,742	19,217,069
Cash	—	36
Foreign currencies, at value (Cost $1,013 and $-)	996	—
Income receivable	34,897	57,294
Receivable for investments sold	444,031	67
Receivable for shares sold	180,591	—
Tax reclaims receivable	1,879	—
Prepaid expenses and other assets	2,772	1,545

Total assets	62,641,908	19,276,011
Liabilities:
Payable for return of collateral on loaned securities	6,948,068	104,842
Options written, at value (premium received $278,025 and $-)	127,503	—
Payable for investments purchased	447,711	—
Payable for shares redeemed	23,481	14,830
Accrued expenses and other payables:
Investment advisory fees	27,266	8,217
Administration fees	8,164	2,866
Custodian fees	280	902
Professional fees	4,996	2,023
Pricing fees	3,115	13,621
Printing and postage	6,315	2,436
Transfer and dividend disbursing agent fees and expenses	1,752	1,415
Compliance service fees	384	188

Total Liabilities	7,599,035	151,340

Net Assets	$55,042,873	$19,124,671

Net Assets consist of:
Paid in capital	$40,269,944	$18,021,909
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	14,521,221	869,909
Accumulated net realized loss on investments, options and foreign currency transactions	(118,608)	(469,811)
Accumulated net investment income	370,316	702,664

Net Assets	$55,042,873	$19,124,671

Shares Outstanding (unlimited number of shares authorized, no par value)	2,766,583	1,622,545

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$19.90	$11.79

See Notes which are an integral part of the Financial Statements.

26

Huntington Funds

Statements of Operations

Six Months Ended June 30, 2013 (Unaudited)

	Huntington VA Balanced Fund	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund
Investment Income:
Dividend income	$—	$921,274	$107,023	$502,412
Dividend income from affiliated securities	241,085	238	102	105
Income from securities lending, net (a)	—	21,443	2,439	1,727
Foreign dividend taxes withheld	—	(5,709)	(219)	(14,508)

Total investment income	241,085	937,246	109,345	489,736

Expenses:
Investment advisory fees	22,421	116,120	53,814	63,737
Administration fees	40,457	34,896	16,184	19,166
Custodian fees	2,290	4,332	2,325	2,689
Transfer and dividend disbursing agent fees and expenses	5,053	4,722	4,163	4,256
Trustees’ fees	1,878	1,594	751	884
Professional fees	4,180	4,406	1,663	1,930
Pricing fees	430	2,642	2,034	2,200
Printing and postage	5,276	5,132	2,043	2,529
Insurance premiums	1,960	2,381	1,575	1,618
Compliance service fees	409	300	161	189
Line of credit fees	557	433	218	257
Other	1,907	2,315	1,147	645

Total expenses	86,818	179,273	86,078	100,100

Investment advisory fees waived	(22,421)	—	—	—
Reimbursement from adviser	(41,419)	—	—	—

Net expenses	22,978	179,273	86,078	100,100

Net investment income	218,107	757,973	23,267	389,636

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	—	3,929,429	1,330,052	1,334,979
Net realized gain on transactions of affiliates	325,376	—	—	—
Net realized gain on option transactions	—	—	—	16,616
Net realized loss on foreign currency transactions	—	—	—	(1,796)

Net realized gain on investments, options and translation of assets and liabilities in foreign currency transactions	325,376	3,929,429	1,330,052	1,349,799

Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	1,613,117	(1,110,512)	227,512	361,513

Net realized and unrealized gain on investments options and foreign currency transactions	1,938,493	2,818,917	1,557,564	1,711,312

Change in net assets resulting from operations	$2,156,600	$3,576,890	$1,580,831	$2,100,948

(a) Income from securities lending is net of ($-, $4,711, $496 and $371) expenses paid to Huntington Bank.

See Notes which are an integral part of the Financial Statements.

27

Huntington Funds

Statements of Operations

Six Months Ended June 30, 2013 (Unaudited)

	Huntington VA International Equity Fund	Huntington VA Mid Corp America Fund	Huntington VA Real Strategies Fund	Huntington VA Rotating Markets Fund
Investment Income:
Dividend income	$597,157	$218,940	$58,907	$41,727
Dividend income from affiliated securities	436	222	2,117	43
Income from securities lending, net (a)	7,516	17,980	14,802	613
Foreign dividend taxes withheld	(64,630)	(642)	(1,996)	(1)

Total investment income	540,479	236,500	73,830	42,382

Expenses:
Investment advisory fees	95,814	79,748	11,368	18,575
Administration fees	28,810	23,982	3,419	5,586
Custodian fees	7,853	3,390	503	781
Transfer and dividend disbursing agent fees and expenses	4,585	4,503	3,645	3,747
Trustees’ fees	1,323	1,099	159	257
Professional fees	2,926	2,424	648	582
Pricing fees	4,989	2,483	1,633	2,843
Printing and postage	3,968	2,958	441	683
Insurance premiums	1,758	1,413	1,367	1,403
Compliance service fees	294	235	34	55
Line of credit fees	398	326	47	74
Other	2,455	1,903	525	824

Total expenses	155,173	124,464	23,789	35,410

Investment advisory fees waived	(832)	—	(1,661)	(1,619)

Net expenses	154,341	124,464	22,128	33,791

Net investment income	386,138	112,036	51,702	8,591

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	291,872	345,828	55,449	116,407
Net realized loss on option transactions	—	—	(444)	—
Net realized gain (loss) on foreign currency transactions	(19,296)	(140)	3	—

Net realized gain on investments, options and translation of assets and liabilities in foreign currency transactions	272,576	345,688	55,008	116,407

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	542,938	3,185,631	(254,481)	332,628

Net realized and unrealized gain (loss) on investments options and foreign currency transactions	815,514	3,531,319	(199,473)	449,035

Change in net assets resulting from operations	$1,201,652	$3,643,355	$(147,771)	$457,626

(a) Income from securities lending is net of ($1,488, $3,968, $3,224 and $123) expenses paid to Huntington Bank.

See Notes which are an integral part of the Financial Statements.

28

Huntington Funds

Statements of Operations

Six Months Ended June 30, 2013 (Unaudited)

	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund
Investment Income:
Dividend income	$286,865	$62,068
Dividend income from affiliated securities	636	135
Interest income	—	276,656
Income from securities lending, net (a)	18,612	417
Foreign dividend taxes withheld	(13)	(13)

Total investment income	306,100	339,263

Expenses:
Investment advisory fees	159,151	59,795
Administration fees	47,849	17,983
Custodian fees	6,908	2,619
Transfer and dividend disbursing agent fees and expenses	5,260	4,238
Trustees’ fees	2,073	842
Professional fees	4,798	1,883
Pricing fees	3,779	16,257
Printing and postage	8,123	2,203
Insurance premiums	1,937	1,602
Compliance service fees	402	184
Line of credit fees	567	250
Other	2,714	1,710

Total expenses	243,561	109,566

Investment advisory fees waived	—	(2,623)

Net expenses	243,561	106,943

Net investment income	62,539	232,320

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	832,881	(57,199)
Net realized gain on option transactions	118,188	—
Net realized loss on foreign currency transactions	(1,671)	(7)

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	949,398	(57,206)

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	3,244,111	(452,081)

Net realized and unrealized gain (loss) on investments options and foreign currency transactions	4,193,509	(509,287)

Change in net assets resulting from operations	$4,256,048	$(276,967)

(a) Income from securities lending is net of ($3,968 and $100) expenses paid to Huntington Bank.

See Notes which are an integral part of the Financial Statements.

29

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Balanced Fund		Huntington VA Dividend Capture Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$218,107	$840,997	$757,973	$1,285,871
Net realized gain on investments	325,376	342,088	3,929,429	1,953,006
Net change in unrealized appreciation of investments	1,613,117	2,629,042	(1,110,512)	288,287

Change in net assets resulting from operations	2,156,600	3,812,127	3,576,890	3,527,164

Distributions to Shareholders—
From net investment income	—	(657,202)	—	(1,257,345)
From net realized gain on investments	—	(193,193)	—	—

Change in net assets resulting from distributions to shareholders	—	(850,395)	—	(1,257,345)

Change in net assets resulting from capital transactions	(3,052,265)	2,096,820	5,649,646	(1,320,035)

Change in net assets	(895,665)	5,058,552	9,226,536	949,784
Net Assets:
Beginning of period	44,382,705	39,324,153	32,775,641	31,825,857

End of period	$43,487,040	$44,382,705	$42,002,177	$32,775,641

Accumulated net investment income included in net assets at end of period	$1,059,105	$840,998	$2,008,515	$1,250,542

Capital Transactions:
Shares sold	642,250	4,527,533	2,262,183	5,180,583
Shares issued in connection with merger	—	—	8,124,507	—
Dividends reinvested	—	850,395	—	1,257,345
Shares redeemed	(3,694,515)	(3,281,108)	(4,737,044)	(7,757,963)

Net change resulting from capital transactions	$(3,052,265)	$2,096,820	$5,649,646	$(1,320,035)

Share Transactions:
Shares sold	42,713	321,702	194,464	481,474
Shares issued in connection with merger	—	—	688,657	—
Dividends reinvested	—	59,149	—	117,729
Shares redeemed	(244,890)	(230,111)	(402,738)	(721,790)

Net change resulting from share transactions	(202,177)	150,740	480,383	(122,587)

See Notes which are an integral part of the Financial Statements.

30

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Growth Fund		Huntington VA Income Equity Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$23,267	$178,613	$389,636	$808,550
Net realized gain on investments	1,330,052	1,084,274	1,349,799	806,384
Net change in unrealized appreciation of investments	227,512	582,487	361,513	465,841

Change in net assets resulting from operations	1,580,831	1,845,374	2,100,948	2,080,775

Distributions to Shareholders—
From net investment income	—	(61,447)	—	(776,185)

Change in net assets resulting from distributions to shareholders	—	(61,447)	—	(776,185)

Change in net assets resulting from capital transactions	(1,903,972)	(1,932,099)	(1,632,970)	(1,055,762)

Change in net assets	(323,141)	(148,172)	467,978	248,828
Net Assets:
Beginning of period	17,465,178	17,613,350	20,276,039	20,027,211

End of period	$17,142,037	$17,465,178	$20,744,017	$20,276,039

Accumulated net investment income included in net assets at end of period	$162,398	$139,131	$1,188,036	$798,400

Capital Transactions:
Shares sold	327,823	1,772,989	1,063,169	2,935,290
Dividends reinvested	—	61,447	—	776,185
Shares redeemed	(2,231,795)	(3,766,535)	(2,696,139)	(4,767,237)

Net change resulting from capital transactions	$(1,903,972)	$(1,932,099)	$(1,632,970)	$(1,055,762)

Share Transactions:
Shares sold	36,719	215,070	102,149	304,026
Dividends reinvested	—	7,503	—	81,963
Shares redeemed	(245,051)	(452,632)	(257,523)	(494,160)

Net change resulting from share transactions	(208,332)	(230,059)	(155,374)	(108,171)

See Notes which are an integral part of the Financial Statements.

31

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA International Equity Fund		Huntington VA Mid Corp America Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$386,138	$530,330	$112,036	$195,545
Net realized gain (loss) on investments	272,576	(1,070,632)	345,688	1,738,788
Net change in unrealized appreciation of investments	542,938	4,376,541	3,185,631	472,293

Change in net assets resulting from operations	1,201,652	3,836,239	3,643,355	2,406,626

Distributions to Shareholders—
From net investment income	—	(380,441)	—	(63,776)
From net realized gain on investments	—	—	—	(1,305,821)

Change in net assets resulting from distributions to shareholders	—	(380,441)	—	(1,369,597)

Change in net assets resulting from capital transactions	(220,478)	1,530,045	(2,907,769)	7,765,302

Change in net assets	981,174	4,985,843	735,586	8,802,331
Net Assets:
Beginning of period	31,070,800	26,084,957	25,273,923	16,471,592

End of period	$32,051,974	$31,070,800	$26,009,509	$25,273,923

Accumulated net investment income included in net assets at end of period	$869,946	$483,808	$304,531	$192,495

Capital Transactions:
Shares sold	2,675,209	7,227,331	774,618	1,962,153
Shares issued in connection with merger	—	—	—	11,114,709
Dividends reinvested	—	380,441	—	1,369,597
Shares redeemed	(2,895,687)	(6,077,727)	(3,682,387)	(6,681,157)

Net change resulting from capital transactions	$(220,478)	$1,530,045	$(2,907,769)	$7,765,302

Share Transactions:
Shares sold	179,810	540,031	39,145	104,397
Shares issued in connection with merger	—	—	—	577,960
Dividends reinvested	—	27,001	—	74,855
Shares redeemed	(194,420)	(448,471)	(179,629)	(355,997)

Net change resulting from share transactions	(14,610)	118,561	(140,484)	401,215

See Notes which are an integral part of the Financial Statements.

32

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Real Strategies Fund		Huntington VA Rotating Markets Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$51,702	$54,863	$8,591	$47,234
Net realized gain on investments	55,008	105,858	116,407	1,461,398
Net change in unrealized appreciation/depreciation of investments	(254,481)	(199)	332,628	(1,066,523)

Change in net assets resulting from operations	(147,771)	160,522	457,626	442,109

Distributions to Shareholders—
From net investment income	—	(8,929)	—	(97,697)
From net realized gain on investments	—	(18,205)	—	—

Change in net assets resulting from distributions to shareholders	—	(27,134)	—	(97,697)

Change in net assets resulting from capital transactions	8,388	126,277	(420,982)	(815,541)

Change in net assets	(139,383)	259,665	36,644	(471,129)
Net Assets:
Beginning of period	3,800,451	3,540,786	5,991,299	6,462,428

End of period	$3,661,068	$3,800,451	$6,027,943	$5,991,299

Accumulated net investment income included in net assets at end of period	$78,045	$26,343	$55,802	$47,211

Capital Transactions:
Shares sold	282,559	678,400	251,962	644,785
Dividends reinvested	—	27,134	—	97,697
Shares redeemed	(274,171)	(579,257)	(672,944)	(1,558,023)

Net change resulting from capital transactions	$8,388	$126,277	$(420,982)	$(815,541)

Share Transactions:
Shares sold	33,005	78,869	19,376	51,034
Dividends reinvested	—	3,159	—	8,028
Shares redeemed	(31,301)	(66,516)	(50,590)	(124,001)

Net change resulting from share transactions	1,704	15,512	(31,214)	(64,939)

See Notes which are an integral part of the Financial Statements.

33

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Situs Fund		Huntington VA Mortgage Securities Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$62,539	$222,477	$232,320	$337,480
Net realized gain (loss) on investments	949,398	392,626	(57,206)	25,679
Net change in unrealized appreciation/depreciation of investments	3,244,111	7,616,183	(452,081)	300,304

Change in net assets resulting from operations	4,256,048	8,231,286	(276,967)	663,463

Distributions to Shareholders—
From net investment income	—	—	—	(487,131)

Change in net assets resulting from distributions to shareholders	—	—	—	(487,131)

Change in net assets resulting from capital transactions	5,384,527	1,900,338	(660,902)	292,511

Change in net assets	9,640,575	10,131,624	(937,869)	468,843
Net Assets:
Beginning of period	45,402,298	35,270,674	20,062,540	19,593,697

End of period	$55,042,873	$45,402,298	$19,124,671	$20,062,540

Accumulated net investment income included in net assets at end of period	$370,316	$307,777	$702,664	$470,344

Capital Transactions:
Shares sold	13,735,190	13,584,039	1,125,647	3,252,286
Dividends reinvested	—	—	—	487,131
Shares redeemed	(8,350,663)	(11,683,701)	(1,786,549)	(3,446,906)

Net change resulting from capital transactions	$5,384,527	$1,900,338	$(660,902)	$292,511

Share Transactions:
Shares sold	697,100	817,181	93,840	269,096
Dividends reinvested	—	—	—	40,798
Shares redeemed	(423,502)	(698,962)	(149,054)	(283,992)

Net change resulting from share transactions	273,598	118,219	(55,214)	25,902

See Notes which are an integral part of the Financial Statements.

34

[THIS PAGE INTENTIONALLY LEFT BLANK]

35

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA Balanced Fund
2008(3)	$10.00	0.18		0.09	0.27	(0.01)	—	—	(0.01)
2009	$10.26	0.13	(7)	1.68	1.81	(0.05)	—	—	(0.05)
2010	$12.02	0.16		1.09	1.25	(0.01)	—	—	(0.01)
2011	$13.26	0.17		0.06	0.23	(0.12)	— (8)	—	(0.12)
2012	$13.37	0.27		0.99	1.26	(0.22)	(0.06)	—	(0.28)
2013(9)	$14.35	0.09		0.61	0.70	—	—	—	—
Huntington VA Dividend Capture Fund
2008	$11.77	0.58		(3.57)	(2.99)	(1.05)	(0.58)	(0.06)	(1.69)
2009	$7.09	0.37		1.41	1.78	—	—	—	—
2010	$8.87	0.38		0.91	1.29	(0.41)	—	—	(0.41)
2011	$9.75	0.44		0.25	0.69	(0.38)	—	—	(0.38)
2012	$10.06	0.45		0.70	1.15	(0.43)	—	—	(0.43)
2013(9)	$10.78	0.16		0.99	1.15	—	—	—	—

(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Reflects operations for the period from November 10, 2008 (commencement of operations) to December 31, 2008.
(4)	Not Annualized.
(5)	Computed on an annualized basis.
(6)	Does not include the effect of expenses of underlying funds.
(7)	Per share net investment income (loss) has been calculated using the average shares method.
(8)	Amount is less than $0.005.
(9)	Six months ended June 30, 2013 (Unaudited).

See Notes which are an integral part of the Financial Statements.

36

Net Asset Value, End of Period	Total Return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$10.26	2.68	%(4)	0.10	%(5)(6)	14.05	%(5)	31.88	%(5)(6)	$234	19	%(4)
$12.02	17.70%		0.10	%(6)	1.11%		0.61	%(6)	$6,810	20%
$13.26	10.43%		0.10	%(6)	2.08%		0.45	%(6)	$26,869	17%
$13.37	1.75%		0.10	%(6)	1.94%		0.46	%(6)	$39,324	27%
$14.35	9.42%		0.10	%(6)	1.94%		0.41	%(6)	$44,383	13%
$15.05	4.88	%(4)	0.10	%(5)(6)	0.97	%(5)	0.39	%(5)(6)	$43,487	3	%(4)

$7.09	(28.08)%		0.91%		4.88%		0.91%		$29,332	65%
$8.87	25.11%		1.00%		4.81%		1.00%		$33,557	94%
$9.75	15.12%		0.98%		3.54%		0.98%		$33,625	120%
$10.06	7.07%		0.97%		3.74%		0.97%		$31,826	142%
$10.78	11.47%		0.95%		3.85%		0.95%		$32,776	110%
$11.93	10.67	%(4)	0.93	%(5)	3.91	%(5)	0.93	%(5)	$42,002	74	%(4)

37

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA Growth Fund
2008	$10.86	0.05	(3.84)	(3.79)	(0.10)	(0.83)	—	(0.93)
2009	$6.14	0.01	0.97	0.98	—	—	—	—
2010	$7.12	0.01	0.68	0.69	(0.01)	—	—	(0.01)
2011	$7.80	0.03	(0.26)	(0.23)	(0.01)	—	—	(0.01)
2012	$7.56	0.09	0.70	0.79	(0.03)	—	—	(0.03)
2013(2)	$8.32	0.02	0.73	0.75	—	—	—	—
Huntington VA Income Equity Fund
2008	$12.11	0.31	(4.58)	(4.27)	(0.56)	(0.70)	(0.01)	(1.27)
2009	$6.57	0.22	1.20	1.42	—	—	—	—
2010	$7.99	0.24	0.67	0.91	(0.23)	—	—	(0.23)
2011	$8.67	0.38	0.23	0.61	(0.26)	—	—	(0.26)
2012	$9.02	0.42	0.54	0.96	(0.38)	—	—	(0.38)
2013(2)	$9.60	0.23	0.77	1.00	—	—	—	—

(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.
(2)	Six months ended June 30, 2013 (Unaudited).
(3)	Not Annualized.
(4)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements.

38

Net Asset Value, End of Period	Total Return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$6.14	(37.91)%		0.87%		0.46%		0.87%		$12,661	84%
$7.12	15.96%		0.99%		0.19%		0.99%		$15,272	118%
$7.80	9.72%		1.02%		0.19%		1.02%		$18,511	331%
$7.56	(2.93)%		1.00%		0.40%		1.00%		$17,613	137%
$8.32	10.45%		0.97%		0.98%		0.97%		$17,465	140%
$9.07	9.01	%(3)	0.96	%(4)	0.26	%(4)	0.96	%(4)	$17,142	119	%(3)

$6.57	(37.83)%		0.92%		2.85%		0.92%		$18,187	96%
$7.99	21.61%		0.97%		3.28%		0.97%		$20,704	96%
$8.67	11.79%		1.00%		2.81%		1.00%		$21,798	107%
$9.02	7.06%		0.99%		3.57%		0.99%		$20,027	199%
$9.60	10.73%		0.97%		3.85%		0.97%		$20,276	201%
$10.60	10.42	%(3)	0.94	%(4)	3.67	%(4)	0.94	%(4)	$20,744	76	%(3)

39

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Total Distributions
Huntington VA International Equity Fund
2008	$17.87	0.26	(7.31)	(7.05)	(0.40)	(0.36)	(0.76)
2009	$10.06	0.23	3.14	3.37	(0.01)	—	(0.01)
2010	$13.42	0.14	1.06	1.20	(0.16)	—	(0.16)
2011	$14.46	0.17	(1.84)	(1.67)	(0.16)	—	(0.16)
2012	$12.63	0.23	1.54	1.77	(0.17)	—	(0.17)
2013(3)	$14.23	0.18	0.36	0.54	—	—	—
Huntington VA Mid Corp America Fund
2008	$18.61	0.08	(6.95)	(6.87)	(0.19)	(0.77)	(0.96)
2009	$10.78	0.10	3.59	3.69	—	—	—
2010	$14.47	0.08	3.19	3.27	(0.10)	—	(0.10)
2011	$17.64	0.08	(0.57)	(0.49)	(0.08)	—	(0.08)
2012	$17.07	0.13	2.35	2.48	(0.05)	(1.00)	(1.05)
2013(3)	$18.50	0.11	2.61	2.72	—	—	—

(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Six months ended June 30, 2013 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements.

40

Net Asset Value, End of Period	Total Return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$10.06	(40.56)%		0.99%		2.02%		1.03%		$9,983	16%
$13.42	33.47%		1.01%		2.17%		1.05%		$16,362	29%
$14.46	9.18%		1.10%		1.42%		1.10%		$22,648	35%
$12.63	(11.55)%		1.03%		1.77%		1.03%		$26,085	36%
$14.23	14.04%		1.00%		1.79%		1.00%		$31,071	25%
$14.77	3.79	%(4)	0.97	%(5)	2.42	%(5)	0.97	%(5)	$32,052	23	%(4)

$10.78	(38.83)%		0.93%		0.43%		0.93%		$15,413	19%
$14.47	34.23%		0.97%		0.76%		0.97%		$18,673	23%
$17.64	22.80%		1.02%		0.41%		1.02%		$20,316	21%
$17.07	(2.77)%		1.02%		0.33%		1.02%		$16,472	24%
$18.50	14.59%		1.06%		0.84%		1.06%		$25,274	29%
$21.22	14.70	%(4)	0.94	%(5)	0.84	%(5)	0.94	%(5)	$26,010	1	%(4)

41

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA Real Strategies Fund
2008	$11.50	0.04	(3)	(5.50)	(5.46)	(0.13)	(0.21)	(0.03)	(0.37)
2009	$5.67	0.03		1.94	1.97	—	—	—	—
2010	$7.64	(0.03)		1.72	1.69	(0.02)	—	—	(0.02)
2011	$9.31	0.03		(0.93)	(0.90)	(0.01)	—	—	(0.01)
2012	$8.40	0.13		0.23	0.36	(0.02)	(0.04)	—	(0.06)
2013(4)	$8.70	0.12		(0.47)	(0.35)	—	—	—	—
Huntington VA Rotating Markets Fund
2008	$15.04	0.15		(6.02)	(5.87)	(0.31)	(1.01)	—	(1.32)
2009	$7.85	0.12		2.50	2.62	—	—	—	—
2010	$10.47	0.03		0.72	0.75	(0.12)	—	—	(0.12)
2011	$11.10	0.18		0.58	0.76	(0.04)	—	—	(0.04)
2012	$11.82	0.13		0.69	0.82	(0.21)	—	—	(0.21)
2013(4)	$12.43	0.03		0.91	0.94	—	—	—	—

(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Per share net investment income (loss) has been calculated using the average shares method.
(4)	Six months ended June 30, 2013 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements.

42

Net Asset Value, End of Period	Total Return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$5.67	(49.00)%		1.00%		0.41%		3.59%		$270	44%
$7.64	34.74%		1.42%		0.75%		1.79%		$1,166	33%
$9.31	22.15%		1.68%		(0.28)%		1.68%		$3,020	23%
$8.40	(9.63)%		1.54%		0.32%		1.54%		$3,541	65%
$8.70	4.34%		1.26%		1.46%		1.26%		$3,800	33%
$8.35	(4.02	)%(5)	1.17	%(6)	2.73	%(6)	1.26	%(6)	$3,661	32	%(5)

$7.85	(42.03)%		0.93%		1.09%		0.93%		$5,041	221%
$10.47	33.38%		1.01%		1.34%		1.02%		$6,473	229%
$11.10	7.34%		1.14%		0.33%		1.14%		$6,957	254%
$11.82	6.84%		1.15%		1.44%		1.15%		$6,462	2%
$12.43	6.94%		1.11%		0.74%		1.11%		$5,991	113%
$13.37	7.56	%(5)	1.09	%(6)	0.28	%(6)	1.14	%(6)	$6,028	97	%(5)

43

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Total Distributions
Huntington VA Situs Fund
2008	$15.15	0.02	(6.18)	(6.16)	(0.03)	(0.22)	(0.25)
2009	$8.74	0.07	2.81	2.88	—	—	—
2010	$11.62	0.01	3.41	3.42	(0.05)	—	(0.05)
2011	$14.99	(0.01)	(0.13)	(0.14)	— (2)	—	— (2)
2012	$14.85	0.09	3.27	3.36	—	—	—
2013(4)	$18.21	0.01	1.68	1.69	—	—	—
Huntington VA Mortgage Securities Fund
2008	$11.32	0.51	(0.27)	0.24	(0.92)	(0.02)	(0.94)
2009	$10.62	0.32	0.26	0.58	—	—	—
2010	$11.20	0.16	0.39	0.55	(0.26)	—	(0.26)
2011	$11.49	0.23	0.38	0.61	(0.24)	—	(0.24)
2012	$11.86	0.21	0.19	0.40	(0.30)	—	(0.30)
2013(4)	$11.96	0.15	(0.32)	(0.17)	—	—	—

(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.
(2)	Amount is less than $0.005.
(3)	Rounds to less than 0.005%.
(4)	Six months ended June 30, 2013 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements.

44

Net Asset Value, End of Period	Total Return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$8.74	(41.23)%		0.95%		0.18%		0.95%		$11,510	21%
$11.62	32.95%		1.01%		0.73%		1.01%		$17,035	10%
$14.99	29.61%		1.02%		0.13%		1.02%		$23,683	19%
$14.85	(0.91)%		0.99%		—	%(3)	0.99%		$35,271	14%
$18.21	22.63%		0.96%		0.55%		0.96%		$45,402	10%
$19.90	9.28	%(5)	0.92	%(6)	0.24	%(6)	0.92	%(6)	$55,043	10	%(5)

$10.62	2.15%		1.00%		3.98%		1.04%		$8,990	23%
$11.20	5.46%		1.05%		3.40%		1.07%		$10,958	29%
$11.49	4.89%		1.11%		2.44%		1.11%		$17,348	3%
$11.86	5.30%		1.15%		2.09%		1.15%		$19,594	27%
$11.96	3.35%		1.10%		1.66%		1.10%		$20,063	27%
$11.79	(1.42	)%(5)	1.07	%(6)	2.33	%(6)	1.10	%(6)	$19,125	11	%(5)

45

Huntington Funds

Notes to Financial Statements (Unaudited)

June 30, 2013

(1)	Organization

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2013, the Trust operated 33 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Huntington VA Balanced Fund (“VA Balanced Fund”)

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)

Huntington VA Growth Fund (“VA Growth Fund”)

Huntington VA Income Equity Fund (“VA Income Equity Fund”)

Huntington VA International Equity Fund (“VA International Equity Fund”)

Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)

Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)

Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)

Huntington VA Situs Fund (“VA Situs Fund”)

Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public but, pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust’s Board of Trustees (the “Trustees”), the Funds were sold during the year only to separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Lincoln Insurance Company, Nationwide Insurance Company, Sun Life Assurance Company of Canada (U.S.) and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

On March 28, 2013 the Huntington VA Dividend Capture Fund (“Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Huntington VA Macro 100 Fund (“Acquired Fund”) pursuant to an agreement and plan of reorganization approved by the Board of Trustees on November 8, 2012. The reorganization provides shareholders of the Acquired Fund access to a larger and more diversified portfolio with a similar investment strategy and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

The acquisition was accomplished by a tax-free exchange of 688,657 shares of the Acquiring Fund (valued at $8,124,507) for 757,410 shares of the Acquired Fund outstanding on March 28, 2013. The investment portfolio of the Acquired Fund, with a fair value of $8,118,995 and identified cost of $6,447,250, was the principal asset acquired by the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the identified cost of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Acquiring Fund immediately before the acquisition were $35,322,345. The net assets of the Acquired Fund at that date of $8,124,507, including $1,671,745 of unrealized appreciation, were combined with those of the Acquiring Fund, resulting in combined net assets of $43,446,852.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the six months ended June 30, 2013, are as follows:

Net Investment Income*	$735,648
Net Realized and Unrealized Gain on Investments	$3,922,718
Net Increase in Net Assets Resulting From Operations	$6,093,584

*	Net Investment Income reflects $11,500 of pro forma additional merger expenses.

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations since March 28, 2013.

46

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

On April 27, 2012, the Huntington VA Mid Corp America Fund (“Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Huntington VA New Economy Fund (“Acquired Fund”) pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 17, 2012. The reorganization provides shareholders of the Acquired Fund access to a larger and more diversified portfolio with a similar investment strategy and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

The acquisition was accomplished by a tax-free exchange of 577,960 shares of the Acquiring Fund (valued at $11,114,709) for 842,598 shares of the Acquired Fund outstanding on April 27, 2012. The investment portfolio of the Acquired Fund, with a fair value of $11,117,120 and identified cost of $10,121,659 was the principal asset acquired by the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the identified cost of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Acquiring Fund immediately before the acquisition were $17,787,998. The net assets of the Acquired Fund at that date of $11,114,709, including $995,461 of unrealized appreciation, were combined with those of the Acquiring Fund, resulting in combined net assets of $28,902,707.

Assuming the acquisition had been completed on January 1, 2012, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2012, are as follows:

Net Investment Income*	$176,464
Net Realized and Unrealized Gain on Investments	$2,115,034
Net Increase in Net Assets Resulting From Operations	$2,331,498

*	Net Investment Income reflects $8,000 of pro forma additional merger expenses.

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations since April 27, 2012.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1	- quoted prices in active markets for identical assets.

• Level 2	- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	- significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

47

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except the U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. In valuing debt securities, a security pricing service may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of

48

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities. If the movement in the index is greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as discounted cash flow models, various real estate debt spreads, and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013, based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Balanced Fund
Investment Securities:
Mutual Funds	$42,918,941	$—	$—	$42,918,941
Cash Equivalents	560,510	—	—	560,510

Total Investment Securities	43,479,451	—	—	43,479,451

VA Dividend Capture Fund
Investment Securities:
Common Stocks
Consumer Discretionary	1,354,692	—	—	1,354,692
Consumer Staples	2,412,581	—	—	2,412,581
Energy	6,450,867	—	—	6,450,867
Financials	6,445,279	—	—	6,445,279
Health Care	2,373,976	—	—	2,373,976
Industrials	3,311,534	—	—	3,311,534
Information Technology	2,681,076	—	—	2,681,076
Materials	1,127,652	—	—	1,127,652
Real Estate Investment Trusts	2,587,852	—	—	2,587,852
Telecommunication Services	942,496	—	—	942,496
Utilities	1,399,092	—	—	1,399,092
Preferred Stocks
Financials	5,056,935	—	—	5,056,935
Industrials	464,740	—	—	464,740
Real Estate Investment Trusts	1,605,013	—	—	1,605,013
Telecommunication Services	720,090	—	—	720,090
Utilities	1,340,250	—	—	1,340,250
Exchange-Traded Funds	1,027,650	—	—	1,027,650
Cash Equivalents	623,301	—	—	623,301
Short-Term Securities Held as Collateral for Securities Lending	4,084,661	—	—	4,084,661

Total Investment Securities	46,009,737	—	—	46,009,737

49

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Growth Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$2,382,582	$—	$—	$2,382,582
Consumer Staples	1,588,491	—	—	1,588,491
Energy	1,087,123	—	—	1,087,123
Financials	1,129,982	—	—	1,129,982
Health Care	3,226,074	—	—	3,226,074
Industrials	1,296,817	—	—	1,296,817
Information Technology	5,078,591	—	—	5,078,591
Materials	773,847	—	—	773,847
Cash Equivalents	615,020	—	—	615,020
Short-Term Securities Held as Collateral for Securities Lending	608,349	—	—	608,349

Total Investment Securities	17,786,876	—	—	17,786,876

VA Income Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	1,191,994	—	—	1,191,994
Consumer Staples	1,613,971	—	—	1,613,971
Energy	3,607,443	—	—	3,607,443
Financials	3,426,441	—	—	3,426,441
Health Care	1,805,440	—	—	1,805,440
Industrials	2,256,237	—	—	2,256,237
Information Technology	2,279,583	—	—	2,279,583
Materials	934,781	—	—	934,781
Real Estate Investment Trusts	1,474,831	—	—	1,474,831
Telecommunication Services	731,934	—	—	731,934
Utilities	1,151,301	—	—	1,151,301
Cash Equivalents	252,736	—	—	252,736
Short-Term Securities Held as Collateral for Securities Lending	1,922,580	—	—	1,922,580

Total Investment Securities	22,649,272	—	—	22,649,272

Other Financial Instruments:*
Written Options	(25,702)	—	—	(25,702)

Total Investments	22,623,570	—	—	22,623,570

VA International Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	2,564,702	—	—	2,564,702
Consumer Staples	2,659,666	—	—	2,659,666
Energy	1,542,037	—	—	1,542,037
Financials	7,908,770	—	—	7,908,770
Health Care	3,465,949	—	—	3,465,949
Industrials	4,364,400	—	—	4,364,400
Information Technology	2,557,048	—	—	2,557,048
Materials	2,159,057	—	—	2,159,057
Real Estate Investment Trusts	12,321	—	—	12,321
Telecommunication Services	1,586,338	—	—	1,586,338
Utilities	570,571	—	—	570,571
Cash Equivalents	2,532,948	—	—	2,532,948

Total Investment Securities	31,923,807	—	—	31,923,807

50

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Mid Corp America Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$2,320,165	$—	$—	$2,320,165
Consumer Staples	906,429	—	—	906,429
Energy	1,724,200	—	—	1,724,200
Financials	3,804,935	—	—	3,804,935
Health Care	4,265,045	—	—	4,265,045
Industrials	3,806,433	—	—	3,806,433
Information Technology	5,164,877	—	—	5,164,877
Materials	1,369,035	—	—	1,369,035
Real Estate Investment Trusts	1,741,814	—	—	1,741,814
Telecommunication Services	93,408	—	—	93,408
Utilities	802,019	—	—	802,019
Cash Equivalents	36,806	—	—	36,806
Short-Term Securities Held as Collateral for Securities Lending	1,284,978	—	—	1,284,978

Total Investment Securities	27,320,144	—	—	27,320,144

VA Real Strategies Fund
Investment Securities:
Common Stocks
Consumer Staples	89,170	—	—	89,170
Energy	1,473,284	—	—	1,473,284
Industrials	674,334	—	—	674,334
Materials	554,963	—	—	554,963
Exchange-Traded Funds	241,372	—	—	241,372
Real Estate Investments	—	—	245,103	245,103
Closed-End Fund	91,664	—	—	91,664
Exchange-Traded Notes	48,834	—	—	48,834
Cash Equivalents	242,351	—	—	242,351
Warrants	3	—	—	3
Short-Term Securities Held as Collateral for Securities Lending	815,606	—	—	815,606

Total Investment Securities	4,231,581	—	245,103	4,476,684

Other Financial Instruments:*
Written Options	(60)	—	—	(60)

Total Investments	4,231,521	—	245,103	4,476,624

VA Rotating Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	743,993	—	—	743,993
Consumer Staples	232,567	—	—	232,567
Energy	343,143	—	—	343,143
Financials	722,183	—	—	722,183
Health Care	624,856	—	—	624,856
Industrials	1,086,997	—	—	1,086,997
Information Technology	821,019	—	—	821,019
Materials	445,813	—	—	445,813
Real Estate Investment Trusts	565,436	—	—	565,436
Telecommunication Services	45,046	—	—	45,046
Utilities	277,941	—	—	277,941
Exchange-Traded Funds	46,284	—	—	46,284
Cash Equivalents	77,319	—	—	77,319
Short-Term Securities Held as Collateral for Securities Lending	143,255	—	—	143,255

Total Investment Securities	6,175,852	—	—	6,175,852

51

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Situs Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$7,687,772	$—	$—	$7,687,772
Consumer Staples	1,656,316	—	—	1,656,316
Energy	1,544,607	—	—	1,544,607
Financials	7,441,348	—	—	7,441,348
Health Care	5,998,241	—	—	5,998,241
Industrials	8,953,152	—	—	8,953,152
Information Technology	12,205,790	—	—	12,205,790
Materials	6,447,608	—	—	6,447,608
Real Estate Investment Trusts	610,986	—	—	610,986
Telecommunication Services	117,450	—	—	117,450
Utilities	768,635	—	—	768,635
Exchange-Traded Funds	113,820	—	—	113,820
Cash Equivalents	1,482,949	—	—	1,482,949
Short-Term Securities Held as Collateral for Securities Lending	6,948,068	—	—	6,948,068

Total Investment Securities	61,976,742	—	—	61,976,742

Other Financial Instruments:*
Written Options	(127,503)	—	—	(127,503)

Total Investments	61,849,239	—	—	61,849,239

VA Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	2,839,147	—	2,839,147
Federal National Mortgage Association	—	7,612,762	—	7,612,762
Government National Mortgage Association	—	2,095,184	—	2,095,184
Common Stocks
Real Estate Investment Trusts	2,439,124	—	—	2,439,124
U.S. Government Agencies
Federal Farm Credit Bank	—	1,495,187	—	1,495,187
Federal Home Loan Bank	—	1,110,441		1,110,441
Federal Home Loan Mortgage Corporation	—	598,633		598,633
Federal National Mortgage Association	—	250,533	—	250,533
Collateralized Mortgage Obligations
Federal Home Loan Bank	—	15,462	—	15,462
Federal Home Loan Mortgage Corporation	—	160,411		160,411
Federal National Mortgage Association	—	19,533	—	19,533
Cash Equivalents	475,810	—	—	475,810
Short-Term Securities Held as Collateral for Securities Lending	104,842	—	—	104,842

Total Investment Securities	3,019,776	16,197,293	—	19,217,069

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

52

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the six months ended June 30, 2013:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
VA International Equity Fund
Common Stocks
Consumer Discretionary	$—	$1,847,203
Consumer Staples	—	2,225,004
Energy	—	1,734,801
Financials	—	3,332,030
Health Care	—	473,996
Industrials	—	4,891,618
Information Technology	—	1,272,794
Materials	—	1,196,615
Telecommunication Services	—	896,930
Utilities	—	592,948

Total	$—	$18,463,939

VA Situs Fund
Common Stocks
Consumer Discretionary	$—	$197,973
Consumer Staples	—	184,813
Health Care	—	61,469
Industrials	—	660,599
Information Technology	—	68,427

Total	$—	$1,173,281

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair value trigger did not occur as of the reporting period end.

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value At June 30, 2013	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
VA Real Strategies Fund
Real Estate Investments	$245,103	Discounted cash flow	Discount Rate	1.5%-16.5% (9.3%)
			Market Cap Rate	7.0%-12.0% (8.7%)

The significant unobservable inputs used in the fair value measurement of VA Real Strategies Fund’s investments in real estate investments were cash flows and discount and market cap rates. An increase in the cash flows and/or market cap rate or decreases in the discount rate used would increase the value of the investment. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the investment. Although the changes in the unobservable inputs may significantly change the security’s value, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the VA Real Strategies Fund.

53

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Estate Investments
VA Real Strategies Fund
Balance as of December 31, 2012	$233,195
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation (depreciation)	11,908

Ending Balance as of June 30, 2013	$245,103

B.	Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Asset Advisors, Inc., the Funds’ investment adviser, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds did not own any repurchase agreements at June 30, 2013.

C.	When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The Funds did not own any when-issued securities at June 30, 2013.

D.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or

54

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At June 30, 2013, VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of VA Income Equity Fund’s written option activity for the six months ended June 30, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	—	$—
Options written	1,870	103,424
Options expired	(540)	(16,616)
Options closed	—	—
Options exercised	(489)	(21,909)

Outstanding at 6/30/2013	841	$64,899

At June 30, 2013, VA Income Equity Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
AbbVie, Inc.	Call	August 2013	$47.5	55	$688	$3,477
Apple, Inc.	Call	August 2013	475	6	654	5,658
Blackstone Group LP	Call	September 2013	24	110	3,355	6,322
Comcast Corp., Class A	Call	July 2013	44	50	500	348
Eaton Corp. PLC	Call	July 2013	70	35	525	3,744
Eli Lilly & Co.	Call	July 2013	57.5	45	180	1,393
Ford Motor Co.	Call	August 2013	17	170	2,040	2,119
Hewlett-Packard Co.	Call	August 2013	27	125	4,875	3,145
LyondellBassell Industries N.V.	Call	September 2013	70	45	10,575	538
Marathon Oil Corp.	Call	July 2013	38	90	630	2,988
Valero Energy Corp.	Call	September 2013	44	60	1,230	8,368
Walgreen Co.	Call	July 2013	55	50	450	1,097
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$39,197

The following is a summary of VA Real Strategies Fund’s written option activity for the six months ended June 30, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	—	$—
Options written	24	1,542
Options expired	—	—
Options closed	(12)	(862)
Options exercised	—	—

Outstanding at 6/30/2013	12	$680

55

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

At June 30, 2013, VA Real Strategies Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Freeport-McMoRan Copper & Gold, Inc.	Call	July 2013	$31	12	$60	$620
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$620

The following is a summary of VA Situs Fund’s written option activity for the six months ended June 30, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2012	150	$56,121
Options written	1,426	421,468
Options expired	(330)	(107,153)
Options closed	(123)	(29,082)
Options exercised	(290)	(63,329)

Outstanding at 6/30/2013	833	$278,025

At June 30, 2013, VA Situs Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Cabela’s, Inc., Class A	Call	September 2013	$70	50	$12,750	$12,114
Cabela’s, Inc., Class A	Call	September 2013	75	100	12,500	18,439
Cabela’s, Inc., Class A	Call	September 2013	80	100	5,750	11,151
Cabela’s, Inc., Class A	Call	December 2013	80	100	19,500	12,695
Cerner Corp.	Call	September 2013	100	50	16,500	7,064
Geospace Technologies Corp.	Call	September 2013	90	40	4,100	29,778
Geospace Technologies Corp.	Call	September 2013	95	40	2,400	24,078
Geospace Technologies Corp.	Call	September 2013	100	40	1,300	17,878
Geospace Technologies Corp.	Call	September 2013	105	40	2,100	11,578
Sturm Ruger & Co., Inc.	Call	July 2013	50.5	73	3,103	7,684
Raymond James Financial, Inc.	Call	July 2013	40	100	31,500	(5,633)
Trinity Industries, Inc.	Call	October 2013	41	100	16,000	3,696
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$150,522

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of June 30, 2013, and the effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2013.

The fair value of Derivative Instruments as of June 30, 2013 is as follows:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fund	Fair Value
Option Contracts		Options Written, at value	VA Income Equity Fund	$25,702
			VA Real Strategies Fund	60
			VA Situs Fund	127,503

56

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

The effect of Derivative Instruments on the Statements of Operations for the six months ended June 30, 2013 is as follows:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized from Operations	Fund	Realized Gain (Loss) on Derivatives Recognized from Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized from Operations
Option Contracts	Net realized gain (loss) on option transactions/net change in unrealized appreciation(depreciation) of investments and options	VA Income Equity Fund VA Real Strategies Fund VA Situs Fund	$16,616 (444 118,188)	$39,198 1,095 125,526

BALANCE SHEET OFFSETTING INFORMATION -

The following tables provide a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2013.

SECURITIES LOANED

				Gross Amounts Not Offset in Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
VA Dividend Capture Fund	$4,084,661	$—	$4,084,661	$(4,084,661)	$—	$—
VA Growth Fund	608,349	—	608,349	(608,349)	—	—
VA Income Equity Fund	1,922,580	—	1,922,580	(1,922,580)	—	—
VA Mid Corp America Fund	1,284,978	—	1,284,978	(1,284,978)	—	—
VA Real Strategies Fund	815,606	—	815,606	(815,606)	—	—
VA Rotating Markets Fund	143,255	—	143,255	(143,255)	—	—
VA Situs Fund	6,948,068	—	6,948,068	(6,948,068)	—	—
VA Mortgage Securities Fund	104,842	—	104,842	(104,842)	—	—

WRITTEN OPTIONS

				Gross Amounts Not Offset in Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
VA Income Equity Fund	$25,702	$—	$25,702	$(3,557,300)	$—	$—
VA Real Strategies Fund	60	—	60	(33,132)	—	—
VA Situs Fund	127,503	—	127,503	(13,141,860)	—	—

[1]

Gross Amounts of Recognized Liabilities as presented on the Statements of Assets and Liabilities are the actual closing values of liabilities outstanding as of June 30, 2013. Notional Values for Written Options as of June 30, 2013 are presented in the subsequent table.

57

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

The notional value of the written options contracts outstanding at June 30, 2013 and the month-end average notional amount for the six months ended June 30, 2013 are detailed in the table below:

Fund	Average Month-End Notional Amount	June 30, 2013 Notional Amount
VA Income Equity Fund	$2,138,743	$3,356,500
VA Real Strategies Fund	5,314	37,200
VA Situs Fund	2,755,521	5,688,650

Derivative positions during the period and at period end are reflected for each Fund in the tables presented above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results from operations.

F.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc., the Funds’ investment adviser, will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds’ lending securities receive an annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of June 30, 2013, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid the Funds to Huntington from Securities Lending
VA Dividend Capture Fund	$3,984,524	$4,084,661	$2,729,922	$26,154	$4,711
VA Growth Fund	592,898	608,349	475,929	2,935	496
VA Income Equity Fund	1,892,164	1,922,580	2,174,258	2,098	371
VA International Equity Fund	—	—	1,271,740	9,004	1,488
VA Mid Corp America Fund	1,256,524	1,284,978	1,152,326	21,948	3,968
VA Real Strategies Fund	804,461	815,606	527,891	18,026	3,224
VA Rotating Markets Fund	140,579	143,255	121,651	736	123
VA Situs Fund	6,764,794	6,948,068	5,284,830	22,580	3,968
VA Mortgage Securities Fund	102,094	104,842	99,632	517	100

G.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities

58

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At June 30, 2013, the VA Real Strategies Fund held illiquid restricted securities representing 6.69% respectively, of net assets as listed below:

Issuer Description	Acquisition Date	Cost	Value
VA Real Strategies Fund:
Discount Retail Portfolio II DST	11/30/11	$50,000	$48,329
Grocery & Pharmacy DST	8/26/11	50,000	52,582
New York Power DST	7/21/11	50,000	45,382
Scotts Gahanna LLC	12/13/11	56,000	53,597
Winston-Salem DST	2/22/12	50,000	45,213

H.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually for the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, paydowns, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

Certain of the Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

J.	Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

K.	Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

59

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

As of June 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
VA Balanced Fund	$37,767,543	$5,854,903	$(142,995)	$5,711,908
VA Dividend Capture Fund	43,813,978	2,836,661	(640,902)	2,195,759
VA Growth Fund	16,088,307	2,101,110	(402,541)	1,698,569
VA Income Equity Fund	20,612,941	2,383,808	(347,477)	2,036,331
VA International Equity Fund	27,197,873	5,392,616	(666,682)	4,725,934
VA Mid Corp America Fund	17,723,947	9,682,640	(86,443)	9,596,197
VA Real Strategies Fund	4,652,480	298,860	(474,656)	(175,796)
VA Rotating Markets Fund	5,906,568	447,869	(178,585)	269,284
VA Situs Fund	47,582,593	15,451,178	(1,057,029)	14,394,149
VA Mortgage Securities Fund	18,349,877	1,037,845	(170,653)	867,192

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The tax character of distributions paid during the fiscal year ended December 31, 2012, was as follows:

	Distributions Paid From *
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
VA Balanced Fund	$689,697	$160,698	$850,395	$—	$850,395
VA Dividend Capture Fund	1,257,345	—	1,257,345	—	1,257,345
VA Growth Fund	61,447	—	61,447	—	61,447
VA Income Equity Fund	776,186	—	776,186	—	776,186
VA International Equity Fund	380,441	—	380,441	—	380,441
VA Macro 100 Fund	44,426	—	44,426	—	44,426
VA Mid Corp America Fund	63,776	1,305,821	1,369,597	—	1,369,597
VA Real Strategies Fund	8,929	18,205	27,134	—	27,134
VA Rotating Markets Fund	97,697	—	97,697	—	97,697
VA Mortgage Securities Fund	487,131	—	487,131	—	487,131

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

60

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

As of December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
VA Balanced Fund	$919,511	$317,237	$1,236,748	$—	$—	$4,098,791	$5,335,539
VA Dividend Capture Fund	1,294,812	—	1,294,812	(9,190,501)	—	1,634,526	(6,261,163)
VA Growth Fund	139,137	—	139,137	(872,453)	—	1,471,057	737,741
VA Income Equity Fund	798,401	—	798,401	(4,397,616)	—	1,714,004	(1,885,211)
VA International Equity Fund	485,949	—	485,949	(3,973,807)	(2,441)	4,182,085	691,786
VA Macro 100 Fund	94,915	—	94,915	(2,277,540)	—	759,623	(1,423,002)
VA Mid Corp America Fund	807,542	881,931	1,689,473	(1,439,721)	—	6,410,540	6,660,292
VA Real Strategies Fund	67,039	83,339	150,378	—	—	79,305	229,683
VA Rotating Markets Fund	46,795	581,280	628,075	—	—	(63,344)	564,731
VA Situs Fund	220,517	—	220,517	(1,004,206)	—	11,300,570	10,516,881
VA Mortgage Securities Fund	472,061	—	472,061	(411,605)	—	1,319,273	1,379,729

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2012 the Funds deferred post October capital and qualified late year losses as follows:

Fund	Capital Losses	Qualified Late Year Losses
VA Growth Fund	$149,243	$—
VA Income Equity Fund	473,823	—
VA Mortgage Securities Fund	22,224	—

As of December 31, 2012, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains if any, to the extent provided by the Treasury regulations:

	Expiration Year
Fund	2013	2014	2015	2016		2017	2018
VA Dividend Capture Fund	$—	$—	$—	$—		$9,190,501	$—
VA Growth Fund	—	—	—	—		723,206	—
VA Income Equity Fund	—	—	—	—		3,923,793	—
VA International Equity Fund	—	—	—	—		1,812,920	567,263
VA Macro 100 Fund	—	—	—	1,345,904		436,650	494,985
VA Mid Corp America Fund	—	—	—	1,439,721	*	—	—
VA Situs Fund	—	—	—	—		910,379	93,827
VA Mortgage Securities Fund	—	—	—	100,360		90,146	21,805

*	Future utilization of these losses is limited due to merger related capital loss carryover limitations.

During the year ended December 31, 2012 VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA Macro 100, VA Mid Corp America Fund, VA Rotating Markets Fund and VA Situs Fund utilized $1,903,006, $1,226,192, $1,075,779, $62,759, $176,757, $879,923 and $394,829, respectively, in capital loss carryforwards.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of

61

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

Losses incurred that will be carried forward under the provisions of the Act are as follows:

	Loss Carryforward Character
Fund	Short Term	Long Term
VA International Equity Fund	$653,181	$940,443
VA Mortgage Securities Fund	68,437	108,633

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

L.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2013, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Adviser”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment adviser. The Adviser receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund, except for VA Balanced Fund, for which the Adviser receives a fee, computed daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of the VA Balanced Fund.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee for VA Balanced Fund (based on average daily net assets) to which it is otherwise entitled and/or to reimburse certain operating expenses of VA Balanced Fund in order to limit the total direct net annual operating expenses to not more than 0.10% of the average daily net assets of VA Balanced Fund through April 30, 2014. Huntington and the Adviser may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee for VA International Equity Fund, VA Rotating Markets Fund and VA Mortgage Securities Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of VA International Equity Fund, VA Rotating Markets Fund and VA Mortgage Securities Fund in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.00% of the average daily net assets of each of VA International Equity Fund, VA Rotating Markets Fund and VA Mortgage Securities Fund through April 30, 2014.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee for VA Real Strategies Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of VA Real Strategies Fund in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.20% of the average daily net assets of VA Real Strategies Fund through April 30, 2015.

62

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

Amounts waived or reimbursed in the contractual period may be recouped by the Adviser within three years of the waiver and/or reimbursement. As of June 30, 2013, the following amounts have been waived or reimbursed by the Adviser and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
VA Balanced Fund	$60,871	2013
	123,165	2014
	133,251	2015
	63,840	2016
VA International Equity Fund	832	2016
VA Real Strategies Fund	1,661	2016
VA Rotating Markets Fund	1,619	2016
VA Mortgage Securities Fund	2,623	2016

Administrative Fees—Huntington Asset Services, Inc. (“HASI”), a wholly owned subsidiary of Huntington Bancshares, Incorporated, serves as Administrator to the Trust. The fees paid for administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

HASI provides administrative and accounting services at the following annual rate on a tiered basis:

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum of $6,000 for each of the Funds. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for VA International Equity Fund’s, VA Real Strategies Fund’s and VA Situs Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of a Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General—Certain officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a $25,000 annual retainer plus $2,500 per regular Board meeting. The Audit Committee Chairman receives $33,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $50,000 annual retainer plus $2,500 per regular Board meeting. The Board or a Committee may establish ad hoc committees or sub-committees. Any Committee or sub-committee member may be compensated by the Funds for incremental work outside of the regular meeting process based on the value added to the Funds. In addition, the Funds reimburse Trustees who are not employees of or affiliated with the Adviser for out-of-pocket expenses incurred in conjunction with attendance at meetings. For the six months ended June 30, 2013, actual Trustee compensation was $161,000 in aggregate from the Trust.

63

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Adviser. Income distributions earned from investments in these funds are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

U.S. Treasury Money Market Fund	12/31/12 Market Value	Purchases	Sales	6/30/13 Market Value	Income
VA Dividend Capture Fund	$606,094	$7,312,511	$(7,295,304)	$623,301	$238
VA Growth Fund	211,691	3,790,023	(3,386,694)	615,020	102
VA Income Equity Fund	712,658	2,433,676	(2,893,598)	252,736	105
VA International Equity Fund	1,158,404	4,865,311	(3,490,767)	2,532,948	436
VA Mid Corp America Fund	782,960	2,566,114	(3,312,268)	36,806	222
VA Real Strategies Fund	194,383	778,514	(730,546)	242,351	23
VA Rotating Markets Fund	86,329	549,037	(558,047)	77,319	43
VA Situs Fund	2,078,878	13,944,796	(14,540,725)	1,482,949	636
VA Mortgage Securities Fund	572,278	3,202,534	(3,299,002)	475,810	135

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/12 Market Value	Purchases	Sales	6/30/13 Market Value	Income
Huntington U.S. Treasury Money Market Fund	$901,499	$2,999,662	$(3,340,651)	$560,510	$194
Huntington Fixed Income Securities Fund	13,927,448	941,054	(635,022)	13,710,479	208,175
VA Dividend Capture Fund	1,773,065	—	(301,667)	3,976,416	—
VA Growth Fund	7,993,194	47,614	(869,225)	7,892,400	—
VA Income Equity Fund	5,307,578	—	(588,078)	4,268,482	—
VA International Equity Fund	4,460,478	69,217	(323,454)	4,382,571	—
VA Macro 100 Fund	2,220,675	32,716	(182,391)	—	32,716
VA Mid Corp America Fund	3,561,922	—	(540,203)	3,521,645	—
VA Situs Fund	1,341,294	63,698	(207,618)	1,321,455	—
VA Mortgage Securities Fund	2,876,808	134,069	(122,724)	2,845,493	—

(4)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Huntington Real Strategies Fund owns a 96% interest in Scotts Gahanna LLC. The VA Real Strategies Fund is an affiliate of the Huntington Real Strategies Fund, and together they own 100% of Scotts Gahanna LLC.

(5)	VA Balanced Fund Structure

The VA Balanced Fund (“Investing Fund”), in accordance with its prospectus, seeks to achieve its investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Fund incur expenses of both the Investing Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

64

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2013

(6)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2013, were as follows:

Fund	Purchases	Sales
VA Balanced Fund	$1,288,368	$3,770,382
VA Dividend Capture Fund	32,917,073	28,305,554
VA Growth Fund	20,655,732	21,955,231
VA Income Equity Fund	15,896,519	16,626,047
VA International Equity Fund	7,054,881	8,320,840
VA Mid Corp America Fund	201,955	2,287,197
VA Real Strategies Fund	1,189,007	1,180,839
VA Rotating Markets Fund	5,846,061	6,251,015
VA Situs Fund	11,763,194	5,087,163
VA Mortgage Securities Fund	2,047,725	2,367,762

Purchases and sales of long-term U.S. government securities for the six months ended June 30, 2013 were as follows:

Fund	Purchases	Sales
VA Mortgage Securities Fund	$2,037,567	$2,360,550

(7)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

(8)	Line of Credit

The Trust participates in a short-term credit agreement (“Line of Credit”) with Citibank, N.A. (“Citi”). Under the terms of the agreement, the Trust may borrow up to $20 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citi receives an annual facility fee of 0.10% on $20 million for providing the Line of Credit. Each fund in the Trust pays a pro-rata portion of this facility fee plus any interest on amounts borrowed. For the six months ended June 30, 2013, the Funds did not borrow under this Line of Credit.

65

Huntington Funds

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value, January 1, 2013	Ending Account Value, June 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
VA Balanced Fund
Actual	$1,000.00	$1,048.80	$0.52	0.10%
Hypothetical (2)	$1,000.00	$1,024.29	$0.51	0.10%
VA Dividend Capture Fund
Actual	$1,000.00	$1,106.70	$4.83	0.93%
Hypothetical (2)	$1,000.00	$1,020.21	$4.63	0.93%
VA Growth Fund
Actual	$1,000.00	$1,090.10	$4.97	0.96%
Hypothetical (2)	$1,000.00	$1,020.03	$4.81	0.96%
VA Income Equity Fund
Actual	$1,000.00	$1,104.20	$4.92	0.94%
Hypothetical (2)	$1,000.00	$1,020.12	$4.72	0.94%
VA International Equity Fund
Actual	$1,000.00	$1,037.90	$4.88	0.97%
Hypothetical (2)	$1,000.00	$1,020.00	$4.84	0.97%
VA Mid Corp America Fund
Actual	$1,000.00	$1,147.00	$4.98	0.94%
Hypothetical (2)	$1,000.00	$1,020.15	$4.69	0.94%
VA Real Strategies Fund
Actual	$1,000.00	$959.80	$5.68	1.17%
Hypothetical (2)	$1,000.00	$1,019.00	$5.85	1.17%
VA Rotating Markets Fund
Actual	$1,000.00	$1,075.60	$5.62	1.09%
Hypothetical (2)	$1,000.00	$1,019.38	$5.47	1.09%
VA Situs Fund
Actual	$1,000.00	$1,092.80	$4.76	0.92%
Hypothetical (2)	$1,000.00	$1,020.25	$4.60	0.92%

66

Huntington Funds

	Beginning Account Value, January 1, 2013	Ending Account Value, June 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
VA Mortgage Securities Fund
Actual	$1,000.00	$985.80	$5.29	1.07%
Hypothetical (2)	$1,000.00	$1,019.47	$5.37	1.07%

(1)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning January 1, 2013 through June 30, 2013. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2)	Hypothetical assumes 5% annual return before expenses.

67

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting “Form N-Q.”

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Administrator and Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Huntington Shareholder Services: 800-253-0412

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer
Date 9/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date 9/6/2013

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date 9/6/2013